Vanguard® Total Bond Market II Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (69.1%)
U.S. Government Securities (49.7%)
	United States Treasury Note/Bond	4.500%	4/15/2027	534,126	538,236
	United States Treasury Note/Bond	0.500%	4/30/2027	173,350	167,391
	United States Treasury Note/Bond	2.750%	4/30/2027	604,398	597,905
	United States Treasury Note/Bond	3.750%	4/30/2027	972,616	972,388
	United States Treasury Note/Bond	2.375%	5/15/2027	826,780	813,700
	United States Treasury Note/Bond	4.500%	5/15/2027	761,153	766,772
	United States Treasury Note/Bond	0.500%	5/31/2027	286,412	275,694
	United States Treasury Note/Bond	2.625%	5/31/2027	667,875	658,874
	United States Treasury Note/Bond	3.875%	5/31/2027	749,246	749,773
	United States Treasury Note/Bond	4.625%	6/15/2027	501,299	505,979
	United States Treasury Note/Bond	0.500%	6/30/2027	308,450	296,052
	United States Treasury Note/Bond	3.250%	6/30/2027	634,686	630,223
	United States Treasury Note/Bond	3.750%	6/30/2027	1,125,341	1,124,462
	United States Treasury Note/Bond	4.375%	7/15/2027	828,238	833,900
	United States Treasury Note/Bond	0.375%	7/31/2027	395,135	377,462
	United States Treasury Note/Bond	2.750%	7/31/2027	329,955	325,328
	United States Treasury Note/Bond	3.875%	7/31/2027	1,123,087	1,123,526
	United States Treasury Note/Bond	2.250%	8/15/2027	342,539	335,301
	United States Treasury Note/Bond	3.750%	8/15/2027	827,608	826,638
	United States Treasury Note/Bond	6.375%	8/15/2027	6,850	7,063
	United States Treasury Note/Bond	0.500%	8/31/2027	411,980	393,119
	United States Treasury Note/Bond	3.125%	8/31/2027	481,085	476,387
	United States Treasury Note/Bond	3.625%	8/31/2027	1,112,865	1,109,605
	United States Treasury Note/Bond	3.375%	9/15/2027	693,447	688,896
	United States Treasury Note/Bond	0.375%	9/30/2027	329,655	313,159
	United States Treasury Note/Bond	3.500%	9/30/2027	1,172,957	1,167,321
	United States Treasury Note/Bond	4.125%	9/30/2027	496,756	498,852
	United States Treasury Note/Bond	3.875%	10/15/2027	725,619	726,073
	United States Treasury Note/Bond	0.500%	10/31/2027	523,957	497,309
	United States Treasury Note/Bond	3.500%	10/31/2027	826,113	821,789
	United States Treasury Note/Bond	4.125%	10/31/2027	439,439	441,310
	United States Treasury Note/Bond	2.250%	11/15/2027	345,326	336,746
	United States Treasury Note/Bond	4.125%	11/15/2027	643,745	646,587
[1]	United States Treasury Note/Bond	6.125%	11/15/2027	55,808	57,661
	United States Treasury Note/Bond	0.625%	11/30/2027	640,670	607,736
	United States Treasury Note/Bond	3.375%	11/30/2027	764,934	759,376
	United States Treasury Note/Bond	3.875%	11/30/2027	422,155	422,419
	United States Treasury Note/Bond	4.000%	12/15/2027	649,633	651,460
	United States Treasury Note/Bond	0.625%	12/31/2027	790,335	747,793
	United States Treasury Note/Bond	3.375%	12/31/2027	1,208,218	1,199,015
	United States Treasury Note/Bond	3.875%	12/31/2027	529,519	529,870
	United States Treasury Note/Bond	4.250%	1/15/2028	606,305	610,615
	United States Treasury Note/Bond	0.750%	1/31/2028	678,165	641,475
	United States Treasury Note/Bond	3.500%	1/31/2028	1,486,080	1,477,721
	United States Treasury Note/Bond	2.750%	2/15/2028	630,335	618,221
	United States Treasury Note/Bond	4.250%	2/15/2028	637,584	642,541
	United States Treasury Note/Bond	1.125%	2/29/2028	648,490	616,521
[1]	United States Treasury Note/Bond	3.375%	2/29/2028	908,623	901,524
	United States Treasury Note/Bond	4.000%	2/29/2028	319,540	320,601
	United States Treasury Note/Bond	3.875%	3/15/2028	671,831	672,645
	United States Treasury Note/Bond	1.250%	3/31/2028	763,824	726,409
	United States Treasury Note/Bond	3.625%	3/31/2028	444,885	443,321
	United States Treasury Note/Bond	3.875%	3/31/2028	5,217,223	5,225,375
	United States Treasury Note/Bond	3.750%	4/15/2028	590,722	589,961
	United States Treasury Note/Bond	1.250%	4/30/2028	593,609	563,372
	United States Treasury Note/Bond	3.500%	4/30/2028	384,416	381,983
	United States Treasury Note/Bond	2.875%	5/15/2028	566,973	556,165
	United States Treasury Note/Bond	3.750%	5/15/2028	656,939	656,143
	United States Treasury Note/Bond	1.250%	5/31/2028	656,770	621,982
	United States Treasury Note/Bond	3.625%	5/31/2028	376,279	374,809
	United States Treasury Note/Bond	3.875%	6/15/2028	921,913	923,318
	United States Treasury Note/Bond	1.250%	6/30/2028	543,896	514,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	6/30/2028	303,670	304,951
	United States Treasury Note/Bond	3.875%	7/15/2028	907,478	908,648
	United States Treasury Note/Bond	1.000%	7/31/2028	731,318	685,811
	United States Treasury Note/Bond	4.125%	7/31/2028	474,346	477,589
	United States Treasury Note/Bond	2.875%	8/15/2028	552,424	540,707
	United States Treasury Note/Bond	3.625%	8/15/2028	1,071,581	1,067,102
	United States Treasury Note/Bond	5.500%	8/15/2028	45,575	47,159
	United States Treasury Note/Bond	1.125%	8/31/2028	751,098	704,741
	United States Treasury Note/Bond	4.375%	8/31/2028	184,713	187,029
[1]	United States Treasury Note/Bond	3.375%	9/15/2028	1,079,593	1,068,502
	United States Treasury Note/Bond	1.250%	9/30/2028	710,660	667,437
	United States Treasury Note/Bond	4.625%	9/30/2028	574,180	585,148
	United States Treasury Note/Bond	3.500%	10/15/2028	611,841	607,133
	United States Treasury Note/Bond	1.375%	10/31/2028	555,620	522,435
	United States Treasury Note/Bond	4.875%	10/31/2028	436,176	447,319
	United States Treasury Note/Bond	3.125%	11/15/2028	465,885	457,750
	United States Treasury Note/Bond	3.500%	11/15/2028	647,119	641,962
[1]	United States Treasury Note/Bond	5.250%	11/15/2028	76,342	78,814
	United States Treasury Note/Bond	1.500%	11/30/2028	597,575	562,701
	United States Treasury Note/Bond	4.375%	11/30/2028	407,768	413,407
	United States Treasury Note/Bond	3.500%	12/15/2028	727,134	721,197
	United States Treasury Note/Bond	1.375%	12/31/2028	594,900	557,254
	United States Treasury Note/Bond	3.750%	12/31/2028	483,626	482,681
	United States Treasury Note/Bond	3.500%	1/15/2029	1,197,737	1,187,678
	United States Treasury Note/Bond	1.750%	1/31/2029	559,690	528,754
	United States Treasury Note/Bond	4.000%	1/31/2029	613,847	616,629
	United States Treasury Note/Bond	2.625%	2/15/2029	699,243	676,518
	United States Treasury Note/Bond	3.500%	2/15/2029	992,944	984,411
	United States Treasury Note/Bond	5.250%	2/15/2029	52,279	54,225
	United States Treasury Note/Bond	1.875%	2/28/2029	560,800	530,876
	United States Treasury Note/Bond	4.250%	2/28/2029	283,107	286,369
[1]	United States Treasury Note/Bond	3.500%	3/15/2029	6,667,922	6,609,838
	United States Treasury Note/Bond	2.375%	3/31/2029	425,045	407,628
	United States Treasury Note/Bond	4.125%	3/31/2029	654,459	659,955
	United States Treasury Note/Bond	2.875%	4/30/2029	403,525	392,255
	United States Treasury Note/Bond	4.625%	4/30/2029	652,610	667,370
	United States Treasury Note/Bond	2.375%	5/15/2029	371,560	355,711
	United States Treasury Note/Bond	2.750%	5/31/2029	416,385	402,918
	United States Treasury Note/Bond	4.500%	5/31/2029	662,247	675,130
	United States Treasury Note/Bond	3.250%	6/30/2029	359,400	352,858
	United States Treasury Note/Bond	4.250%	6/30/2029	711,288	720,096
	United States Treasury Note/Bond	2.625%	7/31/2029	298,962	287,540
	United States Treasury Note/Bond	4.000%	7/31/2029	798,031	801,678
	United States Treasury Note/Bond	1.625%	8/15/2029	288,941	268,862
	United States Treasury Note/Bond	6.125%	8/15/2029	37,930	40,511
	United States Treasury Note/Bond	3.125%	8/31/2029	417,005	407,248
	United States Treasury Note/Bond	3.625%	8/31/2029	823,239	816,904
	United States Treasury Note/Bond	3.500%	9/30/2029	798,127	788,618
	United States Treasury Note/Bond	3.875%	9/30/2029	439,284	439,404
	United States Treasury Note/Bond	4.000%	10/31/2029	470,184	472,094
	United States Treasury Note/Bond	4.125%	10/31/2029	857,806	864,809
	United States Treasury Note/Bond	1.750%	11/15/2029	34,710	32,261
	United States Treasury Note/Bond	3.875%	11/30/2029	439,984	439,915
	United States Treasury Note/Bond	4.125%	11/30/2029	833,402	840,336
	United States Treasury Note/Bond	3.875%	12/31/2029	492,725	492,513
	United States Treasury Note/Bond	4.375%	12/31/2029	774,753	788,009
	United States Treasury Note/Bond	3.500%	1/31/2030	358,635	353,676
	United States Treasury Note/Bond	4.250%	1/31/2030	818,260	828,712
	United States Treasury Note/Bond	1.500%	2/15/2030	618,598	566,065
	United States Treasury Note/Bond	4.000%	2/28/2030	1,174,048	1,178,589
	United States Treasury Note/Bond	3.625%	3/31/2030	451,616	447,012
	United States Treasury Note/Bond	4.000%	3/31/2030	814,555	817,641
	United States Treasury Note/Bond	3.500%	4/30/2030	378,695	372,955
	United States Treasury Note/Bond	3.875%	4/30/2030	799,214	798,433
	United States Treasury Note/Bond	0.625%	5/15/2030	737,702	646,210
[1]	United States Treasury Note/Bond	6.250%	5/15/2030	164,435	178,663
	United States Treasury Note/Bond	3.750%	5/31/2030	339,453	337,384
	United States Treasury Note/Bond	4.000%	5/31/2030	740,111	742,800
	United States Treasury Note/Bond	3.750%	6/30/2030	286,120	284,309
	United States Treasury Note/Bond	3.875%	6/30/2030	1,029,685	1,028,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.875%	7/31/2030	981,277	979,782
	United States Treasury Note/Bond	4.000%	7/31/2030	285,475	286,389
[2]	United States Treasury Note/Bond	0.625%	8/15/2030	1,078,646	936,779
	United States Treasury Note/Bond	3.625%	8/31/2030	994,888	982,607
	United States Treasury Note/Bond	4.125%	8/31/2030	380,402	383,359
	United States Treasury Note/Bond	3.625%	9/30/2030	1,147,538	1,133,508
	United States Treasury Note/Bond	4.625%	9/30/2030	481,260	494,852
	United States Treasury Note/Bond	3.625%	10/31/2030	827,724	817,119
	United States Treasury Note/Bond	4.875%	10/31/2030	453,805	471,479
	United States Treasury Note/Bond	0.875%	11/15/2030	1,087,583	947,854
	United States Treasury Note/Bond	3.500%	11/30/2030	741,281	727,701
	United States Treasury Note/Bond	4.375%	11/30/2030	432,290	440,125
	United States Treasury Note/Bond	3.625%	12/31/2030	1,049,998	1,035,807
	United States Treasury Note/Bond	3.750%	12/31/2030	481,810	477,669
	United States Treasury Note/Bond	3.750%	1/31/2031	760,256	753,871
	United States Treasury Note/Bond	4.000%	1/31/2031	452,333	453,269
	United States Treasury Note/Bond	1.125%	2/15/2031	859,682	753,599
	United States Treasury Note/Bond	5.375%	2/15/2031	63,675	67,515
	United States Treasury Note/Bond	3.500%	2/28/2031	908,962	891,244
	United States Treasury Note/Bond	4.250%	2/28/2031	510,702	517,325
	United States Treasury Note/Bond	3.875%	3/31/2031	4,488,182	4,473,805
	United States Treasury Note/Bond	4.125%	3/31/2031	468,475	471,769
	United States Treasury Note/Bond	4.625%	4/30/2031	488,198	502,634
	United States Treasury Note/Bond	1.625%	5/15/2031	1,028,824	917,502
	United States Treasury Note/Bond	4.625%	5/31/2031	466,952	480,760
	United States Treasury Note/Bond	4.250%	6/30/2031	518,903	525,328
	United States Treasury Note/Bond	4.125%	7/31/2031	497,876	501,085
	United States Treasury Note/Bond	1.250%	8/15/2031	1,263,758	1,096,606
	United States Treasury Note/Bond	3.750%	8/31/2031	255,848	252,670
	United States Treasury Note/Bond	3.625%	9/30/2031	521,747	511,842
	United States Treasury Note/Bond	4.125%	10/31/2031	491,190	493,761
	United States Treasury Note/Bond	1.375%	11/15/2031	1,072,666	930,244
	United States Treasury Note/Bond	4.125%	11/30/2031	515,618	518,156
	United States Treasury Note/Bond	4.500%	12/31/2031	366,660	375,397
	United States Treasury Note/Bond	4.375%	1/31/2032	465,356	473,300
	United States Treasury Note/Bond	1.875%	2/15/2032	991,892	879,529
	United States Treasury Note/Bond	4.125%	2/29/2032	413,060	414,690
	United States Treasury Note/Bond	4.125%	3/31/2032	488,256	489,973
	United States Treasury Note/Bond	4.000%	4/30/2032	573,543	571,527
	United States Treasury Note/Bond	2.875%	5/15/2032	1,069,357	1,000,267
	United States Treasury Note/Bond	4.125%	5/31/2032	744,671	746,737
	United States Treasury Note/Bond	4.000%	6/30/2032	801,319	797,719
	United States Treasury Note/Bond	4.000%	7/31/2032	646,875	643,716
	United States Treasury Note/Bond	2.750%	8/15/2032	1,000,594	925,549
	United States Treasury Note/Bond	3.875%	8/31/2032	768,517	758,971
	United States Treasury Note/Bond	3.875%	9/30/2032	794,392	784,183
	United States Treasury Note/Bond	3.750%	10/31/2032	516,023	505,400
	United States Treasury Note/Bond	4.125%	11/15/2032	1,003,493	1,003,767
	United States Treasury Note/Bond	3.750%	11/30/2032	561,087	549,120
	United States Treasury Note/Bond	3.875%	12/31/2032	752,636	741,817
	United States Treasury Note/Bond	4.000%	1/31/2033	573,041	568,833
	United States Treasury Note/Bond	3.500%	2/15/2033	941,999	906,306
	United States Treasury Note/Bond	3.750%	2/28/2033	525,486	513,663
	United States Treasury Note/Bond	4.250%	3/31/2033	3,014,002	3,035,429
	United States Treasury Note/Bond	3.375%	5/15/2033	893,091	850,914
	United States Treasury Note/Bond	3.875%	8/15/2033	1,048,500	1,029,373
	United States Treasury Note/Bond	4.500%	11/15/2033	1,066,933	1,089,105
	United States Treasury Note/Bond	4.000%	2/15/2034	1,213,266	1,197,200
	United States Treasury Note/Bond	4.375%	5/15/2034	1,148,840	1,161,091
	United States Treasury Note/Bond	3.875%	8/15/2034	1,292,206	1,259,144
	United States Treasury Note/Bond	4.250%	11/15/2034	1,289,083	1,288,680
	United States Treasury Note/Bond	4.625%	2/15/2035	1,353,548	1,388,762
	United States Treasury Note/Bond	4.250%	5/15/2035	1,331,751	1,328,266
	United States Treasury Note/Bond	4.250%	8/15/2035	1,334,346	1,329,551
	United States Treasury Note/Bond	4.000%	11/15/2035	1,313,850	1,281,620
	United States Treasury Note/Bond	4.125%	2/15/2036	1,760,540	1,732,963
	United States Treasury Note/Bond	4.375%	2/15/2038	48,075	47,945
	United States Treasury Note/Bond	4.500%	5/15/2038	29,589	29,777
	United States Treasury Note/Bond	3.500%	2/15/2039	123,194	111,053
	United States Treasury Note/Bond	4.250%	5/15/2039	197,867	191,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.500%	8/15/2039	175,656	173,858
[1]	United States Treasury Note/Bond	4.375%	11/15/2039	235,905	229,786
	United States Treasury Note/Bond	4.625%	2/15/2040	209,805	209,346
	United States Treasury Note/Bond	1.125%	5/15/2040	549,215	346,048
	United States Treasury Note/Bond	4.375%	5/15/2040	167,346	162,548
	United States Treasury Note/Bond	1.125%	8/15/2040	653,211	407,287
	United States Treasury Note/Bond	3.875%	8/15/2040	140,325	128,578
	United States Treasury Note/Bond	1.375%	11/15/2040	744,330	479,511
	United States Treasury Note/Bond	4.250%	11/15/2040	216,854	206,740
	United States Treasury Note/Bond	1.875%	2/15/2041	968,601	670,908
[1]	United States Treasury Note/Bond	4.750%	2/15/2041	176,722	177,613
	United States Treasury Note/Bond	2.250%	5/15/2041	651,869	474,871
[1]	United States Treasury Note/Bond	4.375%	5/15/2041	114,728	110,560
	United States Treasury Note/Bond	1.750%	8/15/2041	910,649	609,068
	United States Treasury Note/Bond	3.750%	8/15/2041	145,310	129,610
	United States Treasury Note/Bond	2.000%	11/15/2041	784,488	542,522
	United States Treasury Note/Bond	3.125%	11/15/2041	163,056	133,375
	United States Treasury Note/Bond	2.375%	2/15/2042	591,619	431,397
	United States Treasury Note/Bond	3.125%	2/15/2042	178,742	145,570
	United States Treasury Note/Bond	3.000%	5/15/2042	143,000	114,009
	United States Treasury Note/Bond	3.250%	5/15/2042	567,721	468,414
	United States Treasury Note/Bond	2.750%	8/15/2042	172,528	131,903
	United States Treasury Note/Bond	3.375%	8/15/2042	526,879	440,212
	United States Treasury Note/Bond	2.750%	11/15/2042	243,319	185,046
	United States Treasury Note/Bond	4.000%	11/15/2042	501,961	454,236
	United States Treasury Note/Bond	3.125%	2/15/2043	204,159	163,479
	United States Treasury Note/Bond	3.875%	2/15/2043	333,295	296,177
[1]	United States Treasury Note/Bond	2.875%	5/15/2043	284,815	218,685
	United States Treasury Note/Bond	3.875%	5/15/2043	428,496	379,905
[1]	United States Treasury Note/Bond	3.625%	8/15/2043	294,852	251,822
	United States Treasury Note/Bond	4.375%	8/15/2043	433,712	409,434
	United States Treasury Note/Bond	3.750%	11/15/2043	259,806	225,229
	United States Treasury Note/Bond	4.750%	11/15/2043	527,375	520,989
	United States Treasury Note/Bond	3.625%	2/15/2044	253,494	215,441
	United States Treasury Note/Bond	4.500%	2/15/2044	505,680	483,596
	United States Treasury Note/Bond	3.375%	5/15/2044	244,400	199,749
	United States Treasury Note/Bond	4.625%	5/15/2044	356,060	345,392
	United States Treasury Note/Bond	3.125%	8/15/2044	311,150	243,888
	United States Treasury Note/Bond	4.125%	8/15/2044	457,924	415,405
	United States Treasury Note/Bond	3.000%	11/15/2044	285,089	218,294
	United States Treasury Note/Bond	4.625%	11/15/2044	541,288	524,034
	United States Treasury Note/Bond	2.500%	2/15/2045	274,140	192,262
	United States Treasury Note/Bond	4.750%	2/15/2045	529,639	520,370
	United States Treasury Note/Bond	3.000%	5/15/2045	170,254	129,479
	United States Treasury Note/Bond	5.000%	5/15/2045	517,554	524,307
	United States Treasury Note/Bond	2.875%	8/15/2045	165,506	122,921
	United States Treasury Note/Bond	4.875%	8/15/2045	503,367	501,775
	United States Treasury Note/Bond	3.000%	11/15/2045	132,327	100,026
	United States Treasury Note/Bond	4.625%	11/15/2045	763,922	736,677
	United States Treasury Note/Bond	2.500%	2/15/2046	317,758	219,191
	United States Treasury Note/Bond	4.625%	2/15/2046	1,787,010	1,722,719
	United States Treasury Note/Bond	2.500%	5/15/2046	313,878	215,558
	United States Treasury Note/Bond	2.250%	8/15/2046	380,843	248,143
	United States Treasury Note/Bond	2.875%	11/15/2046	169,675	123,988
	United States Treasury Note/Bond	3.000%	2/15/2047	343,279	255,649
	United States Treasury Note/Bond	3.000%	5/15/2047	293,251	217,876
	United States Treasury Note/Bond	2.750%	8/15/2047	404,418	286,047
	United States Treasury Note/Bond	2.750%	11/15/2047	427,824	301,566
	United States Treasury Note/Bond	3.000%	2/15/2048	509,371	375,422
	United States Treasury Note/Bond	3.125%	5/15/2048	542,644	408,212
	United States Treasury Note/Bond	3.000%	8/15/2048	595,462	436,827
	United States Treasury Note/Bond	3.375%	11/15/2048	624,303	488,810
	United States Treasury Note/Bond	3.000%	2/15/2049	631,784	461,252
	United States Treasury Note/Bond	2.875%	5/15/2049	661,242	469,973
	United States Treasury Note/Bond	2.250%	8/15/2049	596,149	370,660
	United States Treasury Note/Bond	2.375%	11/15/2049	562,536	358,397
	United States Treasury Note/Bond	2.000%	2/15/2050	657,664	382,781
	United States Treasury Note/Bond	1.250%	5/15/2050	594,411	282,020
	United States Treasury Note/Bond	1.375%	8/15/2050	771,565	377,133
	United States Treasury Note/Bond	1.625%	11/15/2050	827,010	431,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.875%	2/15/2051	966,415	536,511
	United States Treasury Note/Bond	2.375%	5/15/2051	936,161	585,649
	United States Treasury Note/Bond	2.000%	8/15/2051	934,652	532,204
	United States Treasury Note/Bond	1.875%	11/15/2051	806,835	443,160
	United States Treasury Note/Bond	2.250%	2/15/2052	777,318	468,456
	United States Treasury Note/Bond	2.875%	5/15/2052	811,161	562,616
	United States Treasury Note/Bond	3.000%	8/15/2052	749,222	532,767
	United States Treasury Note/Bond	4.000%	11/15/2052	691,969	594,742
	United States Treasury Note/Bond	3.625%	2/15/2053	640,834	514,344
	United States Treasury Note/Bond	3.625%	5/15/2053	672,733	539,343
	United States Treasury Note/Bond	4.125%	8/15/2053	688,824	604,389
	United States Treasury Note/Bond	4.750%	11/15/2053	605,064	588,638
	United States Treasury Note/Bond	4.250%	2/15/2054	752,801	674,433
	United States Treasury Note/Bond	4.625%	5/15/2054	562,598	536,534
	United States Treasury Note/Bond	4.250%	8/15/2054	731,521	655,369
	United States Treasury Note/Bond	4.500%	11/15/2054	1,022,336	955,245
	United States Treasury Note/Bond	4.625%	2/15/2055	201,315	192,082
	United States Treasury Note/Bond	4.750%	5/15/2055	625,435	609,017
	United States Treasury Note/Bond	4.750%	8/15/2055	316,361	308,303
	United States Treasury Note/Bond	4.625%	11/15/2055	651,018	622,104
	United States Treasury Note/Bond	4.750%	2/15/2056	2,530,048	2,467,587
					182,996,529
Agency Bonds and Notes (0.3%)
[3,4]	AID-Israel	5.500%	9/18/2033	5,150	5,449
	Federal Farm Credit Banks	4.750%	5/6/2027	10,345	10,448
	Federal Farm Credit Banks	4.500%	5/20/2027	14,287	14,394
	Federal Farm Credit Banks	4.000%	8/6/2027	1,411	1,414
	Federal Farm Credit Banks	3.750%	8/16/2027	1,388	1,386
	Federal Farm Credit Banks	4.625%	11/15/2027	4,500	4,553
	Federal Farm Credit Banks	4.250%	1/14/2028	9,260	9,321
	Federal Farm Credit Banks	4.250%	2/24/2028	9,131	9,195
	Federal Farm Credit Banks	4.500%	6/7/2028	7,000	7,091
	Federal Farm Credit Banks	4.500%	9/22/2028	500	507
	Federal Farm Credit Banks	4.250%	12/15/2028	5,657	5,709
	Federal Farm Credit Banks	4.125%	3/20/2029	7,000	7,045
	Federal Farm Credit Banks	4.750%	4/30/2029	6,827	6,993
	Federal Farm Credit Banks	3.500%	9/10/2029	4,475	4,413
	Federal Farm Credit Banks	4.000%	4/1/2030	8,500	8,514
	Federal Home Loan Banks	4.750%	4/9/2027	22,000	22,206
	Federal Home Loan Banks	3.875%	6/4/2027	11,045	11,052
	Federal Home Loan Banks	3.500%	9/9/2027	20,065	19,966
	Federal Home Loan Banks	3.500%	3/3/2028	29,750	29,546
	Federal Home Loan Banks	3.250%	6/9/2028	19,510	19,257
	Federal Home Loan Banks	4.000%	6/30/2028	27,675	27,749
	Federal Home Loan Banks	3.250%	11/16/2028	62,745	61,759
	Federal Home Loan Banks	4.750%	12/8/2028	2,220	2,268
	Federal Home Loan Banks	4.625%	6/8/2029	16,530	16,878
	Federal Home Loan Banks	4.750%	3/10/2034	16,295	16,727
	Federal Home Loan Banks	5.500%	7/15/2036	21,150	22,946
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,573	16,991
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	45,401	50,949
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	60,678	67,621
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	98,290	93,816
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	43,526	46,524
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	17,956	19,952
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	44,920	50,567
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	121,835	106,939
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	55,935	62,106
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,396	3,693
[5]	Federal National Mortgage Assn.	6.210%	8/6/2038	300	345
[3]	Private Export Funding Corp.	3.900%	10/15/2027	4,150	4,137
[3]	Private Export Funding Corp.	1.400%	7/15/2028	9,375	8,840
[3]	Private Export Funding Corp.	4.300%	12/15/2028	4,875	4,922
[3]	Private Export Funding Corp.	3.650%	3/15/2030	4,150	4,075
[3]	Private Export Funding Corp.	4.600%	2/15/2034	4,600	4,643
	Tennessee Valley Authority	3.875%	3/15/2028	16,000	15,988
	Tennessee Valley Authority	7.125%	5/1/2030	9,625	10,741
	Tennessee Valley Authority	3.875%	8/1/2030	9,681	9,623
	Tennessee Valley Authority	1.500%	9/15/2031	13,700	11,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tennessee Valley Authority	4.700%	7/15/2033	6,375	6,534
	Tennessee Valley Authority	4.375%	8/1/2034	9,877	9,866
	Tennessee Valley Authority	4.875%	5/15/2035	13,253	13,650
	Tennessee Valley Authority	4.650%	6/15/2035	6,000	6,071
	Tennessee Valley Authority	5.880%	4/1/2036	13,129	14,541
	Tennessee Valley Authority	6.150%	1/15/2038	377	427
	Tennessee Valley Authority	5.500%	6/15/2038	1,436	1,543
	Tennessee Valley Authority	5.250%	9/15/2039	22,828	23,950
	Tennessee Valley Authority	3.500%	12/15/2042	1,820	1,521
	Tennessee Valley Authority	4.875%	1/15/2048	14,320	13,756
	Tennessee Valley Authority	4.250%	9/15/2052	10,475	8,922
	Tennessee Valley Authority	5.250%	2/1/2055	12,000	11,897
	Tennessee Valley Authority	5.375%	4/1/2056	17,860	18,012
	Tennessee Valley Authority	4.625%	9/15/2060	8,838	7,862
	Tennessee Valley Authority	4.250%	9/15/2065	8,050	6,614
					1,086,382
Conventional Mortgage-Backed Securities (19.1%)
[3,5]	Fannie Mae Pool	6.500%	9/1/2032	17	17
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	5,752	5,568
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	92,208	89,271
[3,5]	Freddie Mac Gold Pool	3.000%	4/1/2028–2/1/2048	424,741	392,484
[3,5]	Freddie Mac Gold Pool	3.500%	5/1/2026–3/1/2049	512,244	480,856
[3,5]	Freddie Mac Gold Pool	4.000%	4/1/2026–2/1/2049	329,314	317,146
[3,5]	Freddie Mac Gold Pool	4.500%	6/1/2026–1/1/2049	140,251	138,668
[3,5]	Freddie Mac Gold Pool	5.000%	3/1/2028–11/1/2048	43,265	43,891
[3,5]	Freddie Mac Gold Pool	5.500%	5/1/2026–6/1/2040	13,266	13,665
[3,5]	Freddie Mac Gold Pool	6.000%	9/1/2027–5/1/2040	12,383	12,957
[3,5]	Freddie Mac Gold Pool	7.000%	11/1/2026–12/1/2038	1,227	1,296
[3,5]	Freddie Mac Gold Pool	7.500%	4/1/2027–2/1/2032	5	5
[3,5]	Freddie Mac Gold Pool	8.000%	1/1/2027–11/1/2031	7	8
[3]	Ginnie Mae I Pool	3.000%	4/15/2042–3/15/2045	28,739	26,387
[3]	Ginnie Mae I Pool	3.500%	5/15/2026–5/15/2048	37,445	35,184
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–5/15/2047	43,424	41,786
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	35,731	35,481
[3]	Ginnie Mae I Pool	5.000%	2/15/2039–10/15/2040	11,872	12,076
[3]	Ginnie Mae I Pool	5.500%	9/15/2040–2/15/2041	35	36
[3]	Ginnie Mae I Pool	6.000%	12/15/2029–6/15/2041	607	630
[3]	Ginnie Mae I Pool	6.500%	3/15/2028–8/15/2039	2,174	2,289
[3]	Ginnie Mae I Pool	7.000%	7/15/2027–9/15/2036	75	77
[3]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	42,939	33,864
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–4/15/2056	2,026,642	1,671,182
[3,6]	Ginnie Mae II Pool	2.500%	6/20/2027–5/15/2056	2,028,214	1,744,075
[3,6]	Ginnie Mae II Pool	3.000%	6/20/2028–4/15/2056	1,934,021	1,735,532
[3]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2056	1,619,263	1,506,816
[3]	Ginnie Mae II Pool	4.000%	7/20/2039–2/20/2056	1,241,819	1,177,703
[3,6]	Ginnie Mae II Pool	4.500%	8/20/2033–4/15/2056	1,775,572	1,723,395
[3,6]	Ginnie Mae II Pool	5.000%	5/20/2039–5/15/2056	2,777,347	2,756,972
[3,6]	Ginnie Mae II Pool	5.500%	10/20/2048–5/15/2056	2,836,295	2,864,291
[3]	Ginnie Mae II Pool	6.000%	9/20/2033–12/20/2055	1,544,273	1,575,104
[3]	Ginnie Mae II Pool	6.500%	10/20/2028–8/20/2055	388,527	405,454
[3]	Ginnie Mae II Pool	7.000%	8/20/2034–9/20/2054	68,107	70,995
[3]	Ginnie Mae II Pool	7.500%	12/20/2053–2/20/2054	3,887	4,011
[3,5]	UMBS Pool	1.500%	7/1/2035–6/1/2052	2,345,284	1,931,538
[3,5,6]	UMBS Pool	2.000%	11/1/2027–5/25/2056	11,328,193	9,431,083
[3,5,6]	UMBS Pool	2.500%	11/1/2026–4/25/2056	7,800,622	6,710,266
[3,5,6]	UMBS Pool	3.000%	7/1/2028–5/25/2056	4,803,637	4,313,286
[3,5,6]	UMBS Pool	3.500%	4/1/2026–5/25/2056	3,017,280	2,802,928
[3,5,6]	UMBS Pool	4.000%	4/1/2026–4/25/2056	2,798,405	2,665,223
[3,5,6]	UMBS Pool	4.500%	3/1/2029–5/25/2056	2,838,680	2,762,998
[3,5,6]	UMBS Pool	5.000%	3/1/2028–4/25/2056	5,455,100	5,414,074
[3,5,6]	UMBS Pool	5.500%	1/1/2027–4/25/2056	6,948,962	7,022,641
[3,5,6]	UMBS Pool	6.000%	4/1/2028–4/25/2056	5,727,394	5,876,316
[3,5,6]	UMBS Pool	6.500%	11/1/2052–4/25/2056	2,233,230	2,325,986
[3,5]	UMBS Pool	7.000%	8/1/2027–4/1/2055	329,103	346,992
[3,5]	UMBS Pool	7.500%	7/1/2030–1/1/2054	14,604	15,518
[3,5]	UMBS Pool	8.000%	12/1/2029	2	2
					70,538,023
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	5.938%	1/1/2035	23	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.744%	12/1/2041	80	83
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	204	210
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.429%	6.068%	7/1/2036	51	52
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	57	59
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.745%	3/1/2043	443	460
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	101	104
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.930%	12/1/2043	128	133
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.281%	7/1/2043	301	312
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.098%	11/1/2033	17	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	192	202
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	111	116
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.873%	2/1/2036	24	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	5.752%	3/1/2038	30	31
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	16	16
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.655%	6.405%	8/1/2035	60	63
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.537%	6/1/2042	183	191
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	110	115
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	77	80
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	236	247
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.548%	5/1/2040	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	8	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040–10/1/2042	147	153
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.970%	12/1/2040	57	59
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	18	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.322%	4/1/2036	27	28
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.710%	5.932%	1/1/2037	13	13
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.712%	6.462%	7/1/2035	71	74
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.276%	8/1/2039	266	277
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.734%	6.603%	5/1/2042	90	94
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	21	22
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	7	7
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.428%	9/1/2043	197	207
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	297	311
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.510%	5/1/2035	29	29
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	5.961%	2/1/2036	36	37
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	61	64
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.384%	7/1/2042	172	180
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.905%	2/1/2041	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.255%	5/1/2042	45	47
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.789%	6.625%	3/1/2042	183	191
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	141	148
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.278%	8/1/2042	358	376
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.405%	3/1/2042	217	227
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.353%	2/1/2042	365	381
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.803%	6.298%	11/1/2039	87	92
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.232%	11/1/2041	149	156
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/2040	50	52
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	80	82
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	78	82
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.060%	2/1/2041	70	74
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	36	37
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	114	120
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	2/1/2041	76	80
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.293%	12/1/2041	155	162
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	148	155
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	18	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	116	122
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.047%	3/1/2041	88	92
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	80	84
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	31	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.972%	4/1/2041	156	163
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	64	67
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	46	49
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.085%	1/1/2040	31	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	37	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	113	119
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	93	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.520%	11/1/2034	77	80
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	70	73
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.643%	10/1/2036	58	60
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 0.989%	5.641%	4/1/2037	108	109
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.955%	8/1/2037	74	77
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	98	101
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	14	15
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.269%	11/1/2036	18	19
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.412%	2/1/2036	19	20
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.042%	10/1/2036	38	39
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.412%	5.772%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.373%	3/1/2037	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	34	36
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	186	193
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	81	84
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.274%	2/1/2037	14	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.977%	1/1/2035	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/2035	15	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	43	44
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/2040	127	132
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.074%	12/1/2041	202	211
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	15	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.361%	6/1/2037	59	61
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.206%	2/1/2042	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	47	49
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.856%	6.598%	3/1/2042	26	27
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/2040–1/1/2041	53	55
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	88	92
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	40	41
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	3/1/2041	20	21
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.847%	5/1/2040	21	22
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	42	44
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.547%	2/1/2042	38	40
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.640%	8/1/2037	42	44
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	48	50
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.349%	11/1/2040	94	98
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	19	20
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.160%	1/1/2041	34	35
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.634%	2/1/2041	51	53
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	46	48
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.870%	3/1/2037	37	38
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	18	19
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	65	66
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	5.804%	1/1/2037	70	72
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.125%	10/20/2038–12/20/2043	1,377	1,404
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2041–8/20/2041	696	711
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–6/20/2043	2,474	2,525
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.625%	11/20/2040	21	22
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	106	109
					14,832
Total U.S. Government and Agency Obligations (Cost $266,945,249)					254,635,766
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,010	1,022
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,500	2,528
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	920	919
[3]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	6,380	6,354
[3]	Ally Auto Receivables Trust Series 2026-1	3.920%	10/15/2030	7,990	7,946
[3]	Ally Auto Receivables Trust Series 2026-1	4.020%	6/15/2031	13,456	13,315
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	16,575	16,591
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	4,800	4,873
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	6,800	6,839
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	6,820	6,990
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,753
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	11,480	11,835
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	11,550	11,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	8,500	8,529
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	7,500	7,573
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,000	7,031
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,500	8,587
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	220	220
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	319	319
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,250	1,268
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,042
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	12,225	12,236
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	15,000	15,155
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,400	2,409
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	5,950	5,880
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	7,000	6,916
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	3,500	3,429
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	3,228	3,193
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	9,658	9,556
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	9,929	9,773
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,268	11,094
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	4,965	4,888
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	5,225	5,060
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	5,925	5,782
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,000	962
[3]	BANK Series 2017-BNK8	4.089%	11/15/2050	2,800	2,351
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	6,091	5,995
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	477	475
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	4,375	4,316
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	1,650	1,613
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	4,275	4,234
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,200	6,158
[3]	BANK Series 2018-BNK12	4.340%	5/15/2061	1,650	1,619
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	2,033	2,009
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	6,200	6,151
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,990	1,963
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,871	1,854
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	2,425	2,407
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	2,600	2,540
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	9,060	9,033
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,850	6,734
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	5,070	4,953
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	2,125	2,038
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	2,925	2,815
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,050	1,840
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	3,415	3,235
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	7,785	7,354
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	2,570	2,422
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	3,275	3,061
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	3,645	3,444
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	8,290	7,814
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	3,125	2,876
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	15,788	14,882
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	2,900	2,690
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	4,035	3,732
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	2,970	2,720
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	7,635	6,981
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	2,410	2,170
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	6,675	5,964
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	1,950	1,714
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	1,950	1,732
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	5,075	4,466
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	3,425	3,018
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	415	361
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	2,425	2,144
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,425	1,236
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	4,200	3,816
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,971	8,975
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	7,875	6,932
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,700	4,151
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	6,800	6,046
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,100	1,838
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	6,825	6,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2022-BNK39	3.181%	2/15/2055	430	388
[3]	BANK Series 2022-BNK40	3.389%	3/15/2064	2,650	2,459
[3]	BANK Series 2022-BNK41	3.789%	4/15/2065	2,550	2,409
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	9,375	9,102
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	1,950	1,903
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	6,575	6,825
[3]	BANK Series 2023-5YR2	7.141%	7/15/2056	2,200	2,298
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,300	3,450
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	3,450	3,650
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	1,650	1,731
[3]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,124
[3]	BANK Series 2023-5YR4	7.274%	12/15/2056	600	632
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,225	3,256
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	1,825	1,874
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	6,600	6,866
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,525	1,603
[3]	BANK Series 2024-5YR8	5.884%	8/15/2057	5,700	5,910
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,510	5,664
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,085	10,545
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	7,000	7,015
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,900	5,902
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	9,889
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,500	3,596
[3]	BANK Series 2025-BNK51	5.290%	12/25/2067	18,900	19,183
[3]	BANK Series 2025-BNK51	5.544%	12/25/2067	5,640	5,719
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/2050	327	325
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	7,560	7,508
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	2,800	2,770
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	37,200	38,696
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	19,500	20,423
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	17,550	17,009
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	12,610	11,930
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,050	973
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	6,750	6,401
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	6,638	6,247
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	7,220	7,190
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	10,625	10,532
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	2,900	2,846
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	10,125	10,003
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	6,080	5,594
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	1,600	1,454
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	1,750	1,574
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	5,790	5,163
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,205	1,061
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,175	6,411
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	2,550	2,255
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,075	948
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	4,300	3,819
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	10,600	9,490
[3]	BBCMS Mortgage Trust Series 2022-C18	5.710%	12/15/2055	8,979	9,353
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,046
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.415%	12/15/2056	250	264
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,225	3,305
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,075	1,111
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,200	2,280
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	875	909
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	6,650	7,046
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	3,550	3,766
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	1,100	1,134
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	4,400	4,804
[3]	BBCMS Mortgage Trust Series 2023-C22	7.122%	11/15/2056	1,350	1,479
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,294
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,000	4,148
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	1,800	1,867
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,250	2,336
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	2,650	2,714
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	450	464
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	5,300	5,567
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	11,884
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	8,500	8,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	5,500	5,743
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	6,823	7,077
[3]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	43,100	43,712
[3]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	18,200	18,138
[3]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	2,860	2,907
[3]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	18,000	18,370
[3]	BBCMS Mortgage Trust Series 2026-5C40	5.529%	2/15/2059	6,770	6,861
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	7,232	6,540
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	4,900	4,836
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,050	1,987
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	14,945	14,731
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	5,675	5,463
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	10,250	10,111
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	2,725	2,695
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	4,000	3,860
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	2,100	2,078
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,711
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	7,075	7,021
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	2,175	2,119
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	1,574	1,571
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	10,266	10,226
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	7,265	7,145
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	4,000	3,891
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,198	2,159
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,509	6,366
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	7,425	7,223
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	3,200	3,062
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	1,817	1,758
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	2,550	2,465
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	3,350	3,057
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	11,712	11,051
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	4,215	3,981
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	1,055	984
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	4,225	3,931
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,035	942
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	652	619
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	14,279	12,891
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,200	1,057
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	2,350	2,090
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	775	654
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	4,725	4,173
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	400	346
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	5,950	5,267
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	600	526
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	14,350	12,614
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	6,365	5,553
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,125	1,804
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	9,675	8,487
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	3,225	2,688
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	5,775	5,177
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,250	1,100
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	10,425	9,362
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,025	2,650
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	7,745	6,944
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	4,225	3,706
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	850	795
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	2,550	2,253
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	850	745
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	10,550	9,399
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	3,950	3,520
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	13,550	12,041
[3]	Benchmark Mortgage Trust Series 2022-B32	3.409%	1/15/2055	3,425	2,996
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	3,350	3,100
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	2,675	2,471
[3]	Benchmark Mortgage Trust Series 2022-B35	4.442%	5/15/2055	10,000	9,668
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,300	4,161
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,300	1,271
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	10,950	11,424
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	3,525	3,649
[3]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	4,975	5,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	4,325	4,418
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,175	2,238
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,100	1,138
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	3,520	3,671
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	2,700	2,776
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	550	570
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	8,250	8,514
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	7,250	7,497
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,200	7,329
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	3,063	3,128
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	10,530	10,752
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,507	2,546
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	10,000	10,390
[3]	Benchmark Mortgage Trust Series 2026-B42	5.100%	3/15/2059	24,960	24,926
[3]	Benchmark Mortgage Trust Series 2026-V20	5.184%	2/15/2059	12,470	12,693
[3]	Benchmark Mortgage Trust Series 2026-V20	5.436%	2/15/2059	4,600	4,642
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,000	2,770
[3]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/2054	3,425	3,435
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	10,675	10,853
[3]	BMO Mortgage Trust Series 2022-C3	5.325%	9/15/2054	1,500	1,519
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,300	1,345
[3]	BMO Mortgage Trust Series 2023-5C1	7.117%	8/15/2056	700	731
[3]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/2056	1,900	2,004
[3]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/2056	3,700	3,883
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,200	3,226
[3]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/2056	681	693
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	2,600	2,691
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	875	909
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	6,620	6,940
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,200	2,334
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	4,300	4,555
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,374
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	4,450	4,558
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	800	825
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	9,550	10,007
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	10,017
[3]	BMO Mortgage Trust Series 2024-5C4	7.018%	5/15/2057	5,500	5,685
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	6,700	6,894
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	11,255	11,653
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	5,321	5,492
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	18,695	19,543
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,700	6,997
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,598
[3]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	5,200	5,290
[3]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	3,620	3,652
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	19,285	20,079
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	18,050	18,361
[3]	BMO Mortgage Trust Series 2026-5C14	5.209%	3/15/2059	18,620	18,934
[3]	BMO Mortgage Trust Series 2026-5C14	5.539%	3/15/2059	4,650	4,717
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	1,514	1,516
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	3,575	3,586
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,420	2,423
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	2,500	2,508
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	750	754
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	444	447
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	440	444
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	5,000	5,027
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	700	707
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	5,705	5,560
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	6,160	5,807
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	6,235	5,833
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	2,675	2,409
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	15,250	15,139
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	24,275	22,821
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	17,325	17,332
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	16,247	16,149
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	7,365	7,285
[3]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	37,599	37,121
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	2,307	2,306
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	1,175	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	590	592
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,300	1,305
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,300	2,312
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,044
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	1,049	1,048
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	671	671
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	748	749
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	1,725	1,730
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	1,430	1,434
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,300	1,311
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	1,295	1,301
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	1,760	1,781
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	845	853
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	1,750	1,791
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	1,611	1,620
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	800	809
[3]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/2029	4,649	4,695
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,343
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	5,650	5,688
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,100	4,122
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,615
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	6,800	6,847
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	2,500	2,526
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,200	1,206
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	600	605
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,000	3,007
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,000	2,010
[3]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	3,850	3,825
[3]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	2,200	2,180
[3]	CarMax Auto Owner Trust Series 2026-1	4.040%	3/17/2031	8,550	8,520
[3]	CarMax Auto Owner Trust Series 2026-1	4.180%	3/15/2032	6,760	6,736
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	1,100	1,107
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,000	1,012
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,140	2,133
[3]	CarMax Select Receivables Trust Series 2026-A	3.990%	5/17/2032	7,260	7,207
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	141	140
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,498	1,503
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,258
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	750	752
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	657
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,000	4,015
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,500	2,527
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,690	3,679
[3]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	6,590	6,561
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	711	697
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	5,650	5,568
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	5,000	4,912
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	14,170	13,863
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	3,706	3,283
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,918
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	4,715	4,643
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	2,825	2,760
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	276	274
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	12,700	12,616
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	2,863	2,699
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	8,460	7,935
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	3,600	3,584
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,400	3,362
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	9,900	9,762
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	1,950	1,906
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	6,640	6,787
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	6,200	6,270
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	35,000	35,089
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	4,880	5,356
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	10,700	10,640
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	8,475	8,500
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	4,900	4,950
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	1,467	1,412
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	482	473
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/2049	3,749	3,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	2,500	2,486
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	2,492	2,468
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	776	775
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	2,350	2,341
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	1,456	1,436
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	8,254	8,131
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	1,575	1,531
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	1,300	1,284
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	6,357	6,269
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	15,475	15,315
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	4,661	4,597
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	1,190	1,181
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	1,900	1,887
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,061	1,951
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	11,210	10,544
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	12,380	11,648
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	10,880	10,043
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,100	1,893
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/2054	5,600	5,539
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	16	16
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,200	1,195
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	187	187
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	575	574
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	624	626
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	1,325	1,330
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	625	629
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	3,113	3,153
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	900	921
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	1,690	1,701
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,000	1,013
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	2,234	2,254
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,551
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,400	1,390
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	2,750	2,772
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	2,500	2,505
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,000	2,009
[3]	CNH Equipment Trust Series 2026-A	4.000%	5/15/2031	10,320	10,273
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	331	316
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	236	95
[3]	COMM Mortgage Trust Series 2014-CR14	3.133%	2/10/2047	899	886
[3]	COMM Mortgage Trust Series 2014-CR15	3.680%	2/10/2047	303	292
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	125	124
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	1,450	1,432
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	2,500	2,467
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,620	6,493
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	34,465	32,536
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	2,408	2,236
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.742%	4/15/2050	1,064	1,022
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	5,925	5,787
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	12,600	12,494
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	5,950	5,893
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	15,450	15,236
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	12,500	12,025
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	12,575	11,526
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,100	1,862
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	3,018	3,035
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,710
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	5,872	5,829
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/2049	392	391
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	5,975	5,882
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	1,600	1,552
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	6,973	6,233
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/2028	8,250	8,141
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	17,550	17,586
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	549	549
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,000	2,007
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	742	737
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	475	474
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	586	585
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	794	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	256	258
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	670	678
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	370	374
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	408	410
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	1,738	1,742
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	2,200	2,207
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	454	454
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	1,428	1,430
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	13,790	13,739
[3]	Exeter Automobile Receivables Trust Series 2026-1A	4.220%	10/15/2030	5,179	5,144
[3,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/2026	1,430	1,426
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	2,119	2,112
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	845	841
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	4,995	4,968
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	4,756	4,729
[3,5]	Fannie Mae-Aces Series 2016-M12	2.436%	9/25/2026	7,134	7,083
[3,5]	Fannie Mae-Aces Series 2017-M5	3.020%	4/25/2029	641	623
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	6,709	6,644
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	13,343	13,204
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	4,190	4,044
[3,5]	Fannie Mae-Aces Series 2017-M12	3.073%	6/25/2027	6,043	5,975
[3,5]	Fannie Mae-Aces Series 2017-M14	2.785%	11/25/2027	2,736	2,681
[3,5]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	79	78
[3,5]	Fannie Mae-Aces Series 2017-M15	3.163%	11/25/2027	8,484	8,390
[3,5]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/2027	394	388
[3,5]	Fannie Mae-Aces Series 2018-M2	2.928%	1/25/2028	15,695	15,378
[3,5]	Fannie Mae-Aces Series 2018-M3	3.075%	2/25/2030	2,124	2,049
[3,5]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	4,453	4,375
[3,5]	Fannie Mae-Aces Series 2018-M7	3.038%	3/25/2028	3,434	3,372
[3,5]	Fannie Mae-Aces Series 2018-M8	3.312%	6/25/2028	3,522	3,469
[3,5]	Fannie Mae-Aces Series 2018-M10	3.368%	7/25/2028	2,640	2,601
[3,5]	Fannie Mae-Aces Series 2018-M12	3.654%	8/25/2030	14,217	13,916
[3,5]	Fannie Mae-Aces Series 2018-M13	3.754%	9/25/2030	5,029	4,937
[3,5]	Fannie Mae-Aces Series 2018-M14	3.578%	8/25/2028	8,194	8,093
[3,5]	Fannie Mae-Aces Series 2019-M1	3.560%	9/25/2028	9,553	9,434
[3,5]	Fannie Mae-Aces Series 2019-M2	3.646%	11/25/2028	10,110	9,992
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	8,065	7,831
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	51,401	50,259
[3,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/2029	1,000	969
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	8,266	8,034
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	9,127	8,842
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	23,736	22,885
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9,897	9,407
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	5,949	5,434
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	6,888	6,386
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	12,176	11,575
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	6,661	6,275
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	3,152	3,096
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	19,090	18,027
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	4,875	4,557
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	6,677	6,098
[3,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/2029	800	729
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	13,625	12,240
[3,5]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/2031	48,379	44,557
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	63,300	56,288
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	9,555	8,643
[3,5]	Fannie Mae-Aces Series 2020-M52	1.324%	10/25/2030	9,978	8,869
[3,5]	Fannie Mae-Aces Series 2020-M53	1.684%	11/25/2032	20,000	17,112
[3,5]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	9,985	8,850
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.468%	11/25/2030	2,575	2,281
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/2031	12,050	10,561
[3,5]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	47,775	42,152
[3,5]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/2031	16,650	14,578
[3,5]	Fannie Mae-Aces Series 2021-M13	1.598%	4/25/2031	2,490	2,195
[3,5]	Fannie Mae-Aces Series 2021-M13	1.638%	3/25/2033	2,200	1,832
[3,5]	Fannie Mae-Aces Series 2021-M19	1.738%	10/25/2031	14,425	12,658
[3,5]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/2031	16,650	14,490
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/2031	3,725	3,269
[3,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/2031	5,400	4,695
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	8,150	7,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/2031	8,375	7,376
[3,5]	Fannie Mae-Aces Series 2022-M10	1.932%	1/25/2032	35,978	31,710
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.500%	4/25/2033	8,600	8,619
[3,5]	Fannie Mae-Aces Series 2023-M6	4.184%	7/25/2028	7,845	7,838
[3,5]	Fannie Mae-Aces Series 2023-M8	4.476%	3/25/2033	3,150	3,151
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,268
[3,5]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	21,607	22,008
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	5,850	5,755
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/2026	3,831	3,817
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	7,592	7,557
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	9,400	9,342
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	4,319	4,295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	8,000	7,956
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	16,605	16,516
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	16,048	15,963
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	17,557	17,415
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	9,786	9,687
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	4,002	3,960
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,823	7,734
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,400	13,231
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	7,875	7,780
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	11,050	10,915
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	4,525	4,475
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	7,025	6,936
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	10,206	10,111
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	6,975	6,911
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	28,500	28,355
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	12,600	12,520
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	5,200	5,167
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	23,650	23,530
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	1,119	1,114
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	10,165	10,112
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	16,400	16,304
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	28,870	28,711
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	14,770	14,731
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	26,940	26,700
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	13,825	13,791
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	10,649	10,549
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	12,725	12,574
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,000	9,848
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	9,625	9,440
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	3,100	3,047
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	10,450	10,204
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	18,026	17,456
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	12,750	12,287
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	12,625	12,130
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	10,940	10,412
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K097	2.508%	7/25/2029	43,716	41,543
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	18,565	17,590
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	11,690	11,123
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	16,615	15,741
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	15,420	14,623
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	12,550	11,929
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	20,560	19,239
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	4,600	4,238
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	17,450	16,183
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	12,506	11,351
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	9,275	8,397
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	4,875	4,406
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	9,875	8,846
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	1,700	1,520
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	10,750	9,590
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	13,710	12,219
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	13,350	11,883
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	17,650	15,745
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	2,500	2,234
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	12,360	10,985
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,097	1,016
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	7,850	6,990
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	450	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	7,830	6,950
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	24,050	21,440
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	11,675	10,408
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	85	76
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	17,640	16,023
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	21,425	19,459
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	12,895	11,664
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	2,487	2,298
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	21,275	19,079
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	8,050	7,130
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	36,075	32,061
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	6,200	5,525
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	10,200	9,111
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	796	744
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	9,600	8,632
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	6,275	5,618
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2055	8,350	7,566
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	6,200	5,541
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	23,377	20,947
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	1,908	1,801
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	21,325	20,275
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	3,500	3,328
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	20,000	19,277
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	14,900	14,539
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,100	7,607
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	3,300	3,222
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	4,475	4,234
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	4,100	4,023
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	8,900	8,498
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	5,100	5,094
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	2,925	2,894
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	11,400	11,212
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	3,775	3,648
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	9,248	9,102
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	45,550	44,350
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,330	3,289
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	8,240	8,241
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	13,000	12,998
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	18,200	18,631
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,298
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	14,245	14,668
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	29,750	29,770
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,457
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,700	13,266
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,000	8,047
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,000	1,969
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K174	4.530%	10/25/2035	4,325	4,294
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	11,860	11,672
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K177	4.300%	1/25/2036	16,750	16,314
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K178	4.400%	2/25/2036	26,840	26,353
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	8,540	8,635
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	6,440	6,505
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	6,000	6,077
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	10,750	10,866
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	7,750	7,866
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,150	5,254
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	3,500	3,555
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	3,962	4,041
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	6,700	6,787
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	9,950	10,246
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	8,700	8,968
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	8,500	8,752
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,400	30,330
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	7,000	7,176
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,000	3,048
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,080
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	3,000	3,001
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,200	5,235
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	30,000	30,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	30,000	30,114
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,000	3,008
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	5,370	5,404
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	4,505	4,515
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K549	4.340%	9/25/2030	50,000	50,149
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	8,325	8,283
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	10,130	10,046
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K553	4.070%	12/25/2030	19,700	19,514
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K554	4.220%	12/25/2030	29,050	29,016
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/2026	9,888	9,854
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	19,000	18,857
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	19,895	19,260
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	23,303	22,403
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	9,950	9,541
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	6,650	6,337
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	4,512	4,288
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	2,850	2,695
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	8,325	7,920
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	7,500	7,119
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	1,800	1,694
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	8,525	8,576
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	8,640	8,647
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	11,050	11,104
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	4,750	4,877
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,825
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	5,200	5,349
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	13,000	13,072
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,250
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,300	14,604
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	25,000	25,231
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	47,600	47,598
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	77,075	76,822
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	40,526	39,941
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	3,300	3,219
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	12,220	11,605
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	4,150	4,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	10,275	9,601
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	25,260	22,188
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	10,025	8,822
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	13,000	10,561
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	9,825	7,742
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	18,200	14,434
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	4,200	3,333
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	22,026	17,537
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	2,760	2,388
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	10,350	8,544
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	11,465	9,152
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	7,550	6,098
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	35,000	36,014
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	2,813	2,832
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,380	1,397
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,200	3,224
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	908
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	10,800	10,824
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,000	4,007
[3]	Ford Credit Auto Lease Trust Series 2026-A	4.000%	7/15/2029	12,922	12,884
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	2,348	2,350
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	585	586
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,075	1,079
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	1,388	1,394
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	650	656
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	1,850	1,882
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,420	6,504
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	6,895	6,949
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,000	1,013
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	7,200	7,177
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	2,920	2,893
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	8,785	8,722
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	6,000	6,039
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	16,710	16,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	1,100	1,102
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,100	1,103
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,026
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	1,798	1,799
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,000	1,007
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	1,900	1,909
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,667	4,669
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	633	632
[3]	GM Financial Automobile Leasing Trust Series 2026-1	3.880%	1/22/2029	11,625	11,566
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	337	336
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	983	982
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	186	186
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,098	1,111
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	2,650	2,699
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	650	656
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,169
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,250	7,348
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	1,900	1,907
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,000	3,017
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	758
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	750	751
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	400	402
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	1,700	1,705
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	425	427
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.840%	5/16/2031	5,629	5,588
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	3.970%	6/16/2032	4,500	4,453
[3]	GM Financial Consumer Automobile Receivables Trust Series 2026-1	4.140%	6/16/2032	2,306	2,284
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	265	258
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.297%	9/10/2047	472	456
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	962	923
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	1,434	1,432
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/2049	489	487
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	1,825	1,809
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	5,750	5,692
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	2,300	2,190
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	9,000	8,893
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	578
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	850	654
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	14,339	14,133
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,700	3,593
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	13,910	13,712
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	5,775	5,560
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	4,210	4,023
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	6,250	5,943
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	12,280	11,590
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	2,875	2,650
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	5,535	5,247
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	5,910	5,577
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	1,690	1,567
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	2,780	2,548
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	5,175	4,540
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	800	690
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	401	400
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	608	609
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	3,450	3,470
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	2,593	2,612
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,750	1,775
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	1,753	1,769
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	2,500	2,542
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	1,096	1,098
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	2,563	2,567
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	218	218
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	1,075	1,078
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	785	787
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	650	653
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	2,564	2,577
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	850	861
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	3,100	3,144
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/2030	3,750	3,766
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	4,050	4,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,300	1,304
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	11,000	11,073
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	4,000	4,034
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,000	1,001
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	500	500
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	7,165	7,145
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	633	632
[3]	Honda Auto Receivables Owner Trust Series 2025-4	3.980%	6/17/2030	20,250	20,145
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	1,375	1,376
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	1,001	1,006
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	768	777
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	1,352	1,362
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,100	1,121
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	5,000	5,029
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,537
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,386
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,000	4,015
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,000	3,011
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,300	1,307
[3]	Hyundai Auto Receivables Trust Series 2026-A	3.790%	2/18/2031	17,935	17,783
[3]	Hyundai Auto Receivables Trust Series 2026-A	3.900%	12/15/2032	11,235	11,115
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	2,125	2,128
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	707	709
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	850	854
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	1,316	1,322
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	875	882
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	3,878	3,902
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,220	1,236
[3]	John Deere Owner Trust Series 2024-A	4.960%	11/15/2028	2,936	2,954
[3]	John Deere Owner Trust Series 2024-A	4.910%	2/18/2031	8,000	8,096
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,886	3,923
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,450	2,451
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,508
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,200	3,206
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	485	487
[3]	John Deere Owner Trust Series 2026-A	3.870%	8/15/2030	8,880	8,827
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	259	258
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	9,250	9,187
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	1,225	1,144
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	3,675	3,646
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	2,950	2,909
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.474%	2/15/2047	405	402
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	646	637
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	95	94
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	2,750	2,670
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	376	372
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	909	881
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	1,503	1,475
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	1,538	1,499
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	2,800	2,713
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	13,805	13,229
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	9,375	8,850
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	825	770
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	1,468	1,464
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	1,250	1,175
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	800	791
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	1,808	1,792
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	3,975	3,655
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	2,825	2,779
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	1,775	1,728
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	11,960	11,870
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,525	1,498
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	12,525	11,400
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	2,750	2,351
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,350	1,352
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,200	2,216
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,100	1,111
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	16,000	15,913
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	13,750	13,676
[3]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.930%	1/15/2030	4,585	4,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mercedes-Benz Auto Lease Trust Series 2026-A	3.970%	4/15/2031	4,380	4,354
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	600	601
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	600	601
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	2,304	2,328
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	3,550	3,648
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	650	657
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,800	5,845
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	2,500	2,540
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	1,875	1,735
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	1,643	1,639
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/2049	258	256
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	9,400	9,324
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	3,050	2,990
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,000	19,759
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	1,125	1,107
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	3,650	3,594
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	2,951	2,836
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	7,300	7,248
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	7,350	7,290
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	3,000	2,857
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	9,875	9,723
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	11,660	11,236
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,450	1,380
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,650	5,414
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	2,718	2,664
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	6,700	6,605
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	8,435	7,995
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,000	6,310
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	8,495	7,862
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,275	1,164
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	4,275	3,809
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	750	668
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	450	387
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	8,465	7,482
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.791%	4/15/2055	8,550	7,948
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	4,350	4,537
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,000	3,135
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	1,900	2,015
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	1,208	1,209
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	700	702
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	3,500	3,524
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,500	1,512
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	6,750	6,773
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,100	5,105
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	593	592
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	345	345
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	449	451
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,800	3,867
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,250	1,253
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,500	3,522
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	925	933
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	25,480	25,391
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	21,160	21,041
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	125	125
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,200	2,144
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	1,261	1,260
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	40	40
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	171	171
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	70	70
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	875	884
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	524	525
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,220	1,238
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,445	1,455
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	3,980	4,063
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	304	304
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	2,450	2,473
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	4,400	4,523
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	335	335
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	650	656
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	747	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	3,226	3,232
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,080
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	2,194	2,200
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	1,488	1,491
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/2028	906	907
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	2,440	2,444
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	10,100	10,115
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	16,050	16,053
[3]	Santander Drive Auto Receivables Trust Series 2026-1	3.930%	7/15/2030	16,530	16,421
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	5,975	5,948
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	5,275	5,296
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	11,050	11,147
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	13,500	13,618
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	16,300	16,465
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	4,500	4,527
[3]	Synchrony Card Funding LLC Series 2026-A1	4.180%	3/15/2032	34,070	34,001
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,125	4,166
[3]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	9,070	9,035
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	420	420
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	129	129
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	606	607
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,075	1,079
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	1,338	1,342
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,300	1,307
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	1,673	1,681
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	825	834
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	2,650	2,704
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,350	1,362
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	8,750	8,908
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	4,200	4,244
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,000	2,011
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	6,350	6,425
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	5,800	5,806
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	8,085	8,083
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	9,880	9,809
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	5,400	5,352
[3]	Toyota Auto Receivables Owner Trust Series 2026-A	3.860%	9/16/2030	7,264	7,216
[3]	Toyota Auto Receivables Owner Trust Series 2026-A	3.970%	7/15/2031	6,810	6,754
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	3,400	3,330
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	1,550	1,520
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	2,900	2,835
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	5,875	5,766
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	2,594	2,517
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	3,950	3,868
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	5,700	5,625
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	3,000	2,929
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	4,901	4,827
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	2,500	2,459
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	3,250	3,165
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	12,275	12,087
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	8,250	8,180
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	1,550	1,538
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	10,265	10,184
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,849
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	9,825	9,733
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,750	1,702
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	10,250	10,197
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	9,375	9,252
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	4,200	4,059
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,250	1,183
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	4,910	4,636
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	2,850	2,683
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	1,700	1,578
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	9,870	9,894
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	2,850	2,878
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,057
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	4,500	4,513
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	10,000	9,999
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,511
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,000	7,031
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	5,500	5,475
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	5,659	5,677
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,300	3,317
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	755
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	1,192	1,197
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	725	730
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	2,171	2,192
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,200	2,238
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,020
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,162
[3]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	10,660	10,576
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,200	1,157
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	4,556	4,455
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	3,900	3,789
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	5,900	5,816
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	1,575	1,534
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	10,150	9,996
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	3,077	3,030
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	12,250	12,137
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,125	2,089
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	8,200	8,132
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	12,975	12,870
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	10,575	10,478
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	17,050	17,017
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	5,175	5,147
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	10,675	10,534
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	6,075	5,889
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	8,750	8,346
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	1,610	1,518
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	3,775	3,509
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	8,225	7,811
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	4,985	4,734
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	8,735	8,154
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	1,565	1,441
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	1,990	1,776
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	4,650	4,186
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	6,100	6,308
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,600
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,500	4,593
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	58,000	58,925
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	5,800	5,879
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	14,000	14,192
[3]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.034%	3/15/2059	102,330	103,335
[3]	Wells Fargo Commercial Mortgage Trust Series 2026-5C8	5.250%	3/15/2059	16,390	16,430
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	9,750	9,829
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,523
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	9,000	9,047
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	152	148
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,200	1,118
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	84	81
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	1,088	1,087
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	123	123
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	1,075	1,073
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	1,065	1,067
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,325	1,330
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	1,023	1,025
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	3,450	3,465
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	989	994
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	450	456
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	1,367	1,380
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,022
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	3,371	3,385
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,500	1,516
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	2,786	2,808
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,541
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,475	2,481
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	2,000	2,008
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	3,000	3,021
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,500	1,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,500	1,503
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	700	705
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,667	4,660
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	633	631
[3]	World Omni Auto Receivables Trust Series 2026-A	3.860%	5/15/2031	5,125	5,082
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/2027	4,109	4,122
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/2029	3,600	3,625
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,006
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,507
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,150	2,167
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,140	2,129
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,149,348)					6,927,145
Corporate Bonds (24.1%)
Communications (1.8%)
	Airbnb Inc.	4.400%	3/16/2029	9,016	9,003
	Airbnb Inc.	4.650%	3/16/2031	3,353	3,347
	Airbnb Inc.	5.250%	3/16/2036	15,216	15,203
	Alphabet Inc.	0.800%	8/15/2027	7,403	7,105
	Alphabet Inc.	3.875%	11/15/2028	12,314	12,275
	Alphabet Inc.	3.700%	2/15/2029	19,543	19,376
	Alphabet Inc.	1.100%	8/15/2030	53,755	47,285
	Alphabet Inc.	4.100%	11/15/2030	29,795	29,582
	Alphabet Inc.	4.100%	2/15/2031	30,781	30,561
	Alphabet Inc.	4.375%	11/15/2032	14,970	14,880
	Alphabet Inc.	4.400%	2/15/2033	19,910	19,655
	Alphabet Inc.	4.500%	5/15/2035	10,850	10,669
	Alphabet Inc.	4.700%	11/15/2035	42,696	42,197
	Alphabet Inc.	4.800%	2/15/2036	50,361	50,123
	Alphabet Inc.	1.900%	8/15/2040	13,060	8,710
	Alphabet Inc.	5.350%	11/15/2045	23,900	23,326
	Alphabet Inc.	5.500%	2/15/2046	19,858	19,699
	Alphabet Inc.	2.050%	8/15/2050	34,687	18,599
	Alphabet Inc.	5.250%	5/15/2055	17,650	16,656
	Alphabet Inc.	5.450%	11/15/2055	47,985	46,413
	Alphabet Inc.	5.650%	2/15/2056	47,810	47,620
	Alphabet Inc.	2.250%	8/15/2060	18,000	9,081
	Alphabet Inc.	5.300%	5/15/2065	36,950	34,040
	Alphabet Inc.	5.750%	2/15/2066	10,200	10,100
	Alphabet Inc.	5.700%	11/15/2075	20,526	19,877
	America Movil SAB de CV	3.625%	4/22/2029	9,313	9,058
	America Movil SAB de CV	2.875%	5/7/2030	37,200	34,618
	America Movil SAB de CV	4.700%	7/21/2032	7,800	7,703
	America Movil SAB de CV	5.000%	1/20/2033	6,927	6,934
	America Movil SAB de CV	6.375%	3/1/2035	8,615	9,338
	America Movil SAB de CV	6.125%	11/15/2037	2,850	2,994
	America Movil SAB de CV	6.125%	3/30/2040	23,909	24,928
	America Movil SAB de CV	4.375%	7/16/2042	10,725	9,219
	America Movil SAB de CV	4.375%	4/22/2049	22,780	18,670
	AppLovin Corp.	5.125%	12/1/2029	11,250	11,305
	AppLovin Corp.	5.375%	12/1/2031	23,250	23,469
	AppLovin Corp.	5.500%	12/1/2034	12,500	12,397
	AppLovin Corp.	5.950%	12/1/2054	8,750	7,954
	AT&T Inc.	2.300%	6/1/2027	22,330	21,835
	AT&T Inc.	1.650%	2/1/2028	37,901	36,105
[3]	AT&T Inc.	4.100%	2/15/2028	15,722	15,646
	AT&T Inc.	4.350%	3/1/2029	14,783	14,793
[3]	AT&T Inc.	4.300%	2/15/2030	27,431	27,252
	AT&T Inc.	4.700%	8/15/2030	30,150	30,388
	AT&T Inc.	4.400%	4/30/2031	13,500	13,358
	AT&T Inc.	2.250%	2/1/2032	2,824	2,468
	AT&T Inc.	4.550%	11/1/2032	38,600	37,912
	AT&T Inc.	4.750%	4/30/2033	8,069	7,995
	AT&T Inc.	2.550%	12/1/2033	44,171	37,369
	AT&T Inc.	5.400%	2/15/2034	9,500	9,713
	AT&T Inc.	4.500%	5/15/2035	29,868	28,302
	AT&T Inc.	5.375%	8/15/2035	5,950	6,023
	AT&T Inc.	4.900%	11/1/2035	57,550	56,113
	AT&T Inc.	5.125%	4/30/2036	11,023	10,877

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	5.250%	3/1/2037	11,000	10,919
AT&T Inc.	4.900%	8/15/2037	15,625	14,994
AT&T Inc.	4.850%	3/1/2039	19,600	18,242
AT&T Inc.	3.500%	6/1/2041	55,097	42,714
AT&T Inc.	5.150%	3/15/2042	8,800	8,037
AT&T Inc.	4.300%	12/15/2042	16,890	13,990
AT&T Inc.	4.350%	6/15/2045	15,749	12,694
AT&T Inc.	5.550%	11/1/2045	17,975	17,005
AT&T Inc.	5.850%	4/30/2046	13,800	13,430
AT&T Inc.	4.750%	5/15/2046	56,750	48,014
AT&T Inc.	4.500%	3/9/2048	20,763	16,736
AT&T Inc.	4.550%	3/9/2049	17,065	13,708
AT&T Inc.	5.150%	2/15/2050	5,000	4,409
AT&T Inc.	3.650%	6/1/2051	50,445	34,579
AT&T Inc.	3.500%	9/15/2053	109,345	71,623
AT&T Inc.	5.700%	11/1/2054	31,425	29,458
AT&T Inc.	3.550%	9/15/2055	78,505	51,044
AT&T Inc.	6.000%	4/30/2056	32,825	32,106
AT&T Inc.	6.050%	8/15/2056	23,400	23,041
AT&T Inc.	3.800%	12/1/2057	64,763	43,633
AT&T Inc.	3.650%	9/15/2059	97,013	62,695
AT&T Inc.	3.850%	6/1/2060	13,100	8,785
Baidu Inc.	3.625%	7/6/2027	5,375	5,332
Baidu Inc.	4.375%	3/29/2028	4,025	4,032
Baidu Inc.	4.875%	11/14/2028	4,365	4,423
Baidu Inc.	3.425%	4/7/2030	4,436	4,278
Baidu Inc.	2.375%	10/9/2030	5,000	4,603
Baidu Inc.	2.375%	8/23/2031	7,875	7,098
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,346	49,440
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	15,870	12,832
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	13,529	12,671
British Telecommunications plc	5.125%	12/4/2028	3,480	3,532
British Telecommunications plc	9.625%	12/15/2030	28,483	34,022
Charter Communications Operating LLC	3.750%	2/15/2028	24,880	24,443
Charter Communications Operating LLC	4.200%	3/15/2028	12,250	12,135
Charter Communications Operating LLC	2.250%	1/15/2029	27,750	25,929
Charter Communications Operating LLC	5.050%	3/30/2029	9,442	9,489
Charter Communications Operating LLC	6.100%	6/1/2029	8,232	8,526
Charter Communications Operating LLC	2.800%	4/1/2031	16,447	14,761
Charter Communications Operating LLC	2.300%	2/1/2032	15,200	13,027
Charter Communications Operating LLC	4.400%	4/1/2033	16,305	15,226
Charter Communications Operating LLC	6.650%	2/1/2034	9,900	10,323
Charter Communications Operating LLC	6.550%	6/1/2034	27,100	28,117
Charter Communications Operating LLC	6.384%	10/23/2035	20,985	21,363
Charter Communications Operating LLC	5.850%	12/1/2035	15,000	14,741
Charter Communications Operating LLC	3.500%	6/1/2041	22,016	15,431
Charter Communications Operating LLC	3.500%	3/1/2042	26,815	18,343
Charter Communications Operating LLC	6.484%	10/23/2045	70,600	65,030
Charter Communications Operating LLC	5.375%	5/1/2047	55,344	44,519
Charter Communications Operating LLC	5.750%	4/1/2048	9,500	7,941
Charter Communications Operating LLC	5.125%	7/1/2049	20,300	15,578
Charter Communications Operating LLC	4.800%	3/1/2050	58,555	43,429
Charter Communications Operating LLC	3.700%	4/1/2051	29,250	18,129
Charter Communications Operating LLC	3.900%	6/1/2052	34,960	22,237
Charter Communications Operating LLC	5.250%	4/1/2053	18,102	14,188
Charter Communications Operating LLC	6.834%	10/23/2055	19,670	18,683
Charter Communications Operating LLC	6.700%	12/1/2055	16,199	15,486
Charter Communications Operating LLC	3.850%	4/1/2061	16,500	9,642
Charter Communications Operating LLC	4.400%	12/1/2061	17,200	11,070
Charter Communications Operating LLC	3.950%	6/30/2062	15,510	9,130
Charter Communications Operating LLC	5.500%	4/1/2063	14,575	11,249
Comcast Corp.	3.150%	2/15/2028	21,300	20,897
Comcast Corp.	3.550%	5/1/2028	7,027	6,926
Comcast Corp.	4.150%	10/15/2028	76,776	76,474
Comcast Corp.	4.550%	1/15/2029	10,611	10,692
Comcast Corp.	5.100%	6/1/2029	12,550	12,846
Comcast Corp.	2.650%	2/1/2030	21,500	20,136
Comcast Corp.	3.400%	4/1/2030	26,955	25,883
Comcast Corp.	4.250%	10/15/2030	16,075	15,898
Comcast Corp.	1.950%	1/15/2031	4,751	4,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	1.500%	2/15/2031	4,061	3,519
	Comcast Corp.	4.950%	5/15/2032	5,275	5,327
	Comcast Corp.	4.250%	1/15/2033	35,285	34,085
	Comcast Corp.	4.800%	5/15/2033	8,659	8,619
	Comcast Corp.	5.300%	6/1/2034	7,055	7,159
	Comcast Corp.	4.200%	8/15/2034	27,034	25,443
	Comcast Corp.	5.300%	5/15/2035	11,400	11,602
	Comcast Corp.	5.650%	6/15/2035	16,890	17,462
	Comcast Corp.	4.400%	8/15/2035	29,017	27,375
	Comcast Corp.	3.200%	7/15/2036	9,475	7,944
	Comcast Corp.	6.450%	3/15/2037	8,723	9,457
	Comcast Corp.	3.900%	3/1/2038	11,000	9,453
	Comcast Corp.	4.600%	10/15/2038	31,065	28,394
	Comcast Corp.	3.250%	11/1/2039	6,000	4,620
	Comcast Corp.	3.750%	4/1/2040	20,050	16,240
	Comcast Corp.	4.650%	7/15/2042	15,290	13,171
	Comcast Corp.	4.600%	8/15/2045	14,092	11,749
	Comcast Corp.	3.400%	7/15/2046	35,239	24,029
	Comcast Corp.	4.000%	8/15/2047	12,675	9,399
	Comcast Corp.	3.969%	11/1/2047	20,736	15,268
	Comcast Corp.	4.000%	3/1/2048	17,738	13,053
	Comcast Corp.	4.700%	10/15/2048	12,286	10,044
	Comcast Corp.	3.999%	11/1/2049	8,846	6,416
	Comcast Corp.	3.450%	2/1/2050	15,950	10,445
	Comcast Corp.	2.800%	1/15/2051	17,225	9,854
	Comcast Corp.	2.887%	11/1/2051	74,903	43,293
	Comcast Corp.	2.450%	8/15/2052	14,475	7,524
	Comcast Corp.	4.049%	11/1/2052	15,000	10,746
	Comcast Corp.	5.350%	5/15/2053	20,280	17,907
	Comcast Corp.	6.050%	5/15/2055	32,500	32,175
	Comcast Corp.	2.937%	11/1/2056	97,291	54,016
	Comcast Corp.	4.950%	10/15/2058	11,739	9,589
	Comcast Corp.	2.650%	8/15/2062	9,925	4,889
	Comcast Corp.	2.987%	11/1/2063	37,622	19,953
	Comcast Corp.	5.500%	5/15/2064	4,020	3,555
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	47,657	54,749
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	1,000	1,227
	Electronic Arts Inc.	1.850%	2/15/2031	2,594	2,387
	Electronic Arts Inc.	2.950%	2/15/2051	6,500	5,248
	Expedia Group Inc.	4.625%	8/1/2027	18,000	18,016
	Expedia Group Inc.	3.250%	2/15/2030	10,084	9,537
	Expedia Group Inc.	2.950%	3/15/2031	6,217	5,698
	Expedia Group Inc.	5.400%	2/15/2035	20,817	20,649
	FactSet Research Systems Inc.	3.450%	3/1/2032	5,500	4,970
	Fox Corp.	4.709%	1/25/2029	67,875	68,084
	Fox Corp.	3.500%	4/8/2030	11,482	11,018
	Fox Corp.	6.500%	10/13/2033	5,160	5,535
	Fox Corp.	5.476%	1/25/2039	10,500	10,162
	Fox Corp.	5.576%	1/25/2049	16,820	15,463
	Koninklijke KPN NV	8.375%	10/1/2030	5,000	5,754
	MercadoLibre Inc.	4.900%	1/15/2033	9,185	8,864
	Meta Platforms Inc.	3.500%	8/15/2027	10,000	9,934
	Meta Platforms Inc.	4.600%	5/15/2028	15,800	15,973
	Meta Platforms Inc.	4.300%	8/15/2029	11,414	11,453
	Meta Platforms Inc.	4.800%	5/15/2030	4,644	4,717
	Meta Platforms Inc.	4.200%	11/15/2030	48,780	48,277
	Meta Platforms Inc.	4.550%	8/15/2031	21,404	21,512
	Meta Platforms Inc.	3.850%	8/15/2032	56,606	53,993
	Meta Platforms Inc.	4.600%	11/15/2032	49,564	49,049
	Meta Platforms Inc.	4.950%	5/15/2033	21,400	21,567
	Meta Platforms Inc.	4.750%	8/15/2034	30,919	30,557
	Meta Platforms Inc.	4.875%	11/15/2035	16,713	16,392
	Meta Platforms Inc.	5.500%	11/15/2045	64,273	60,865
	Meta Platforms Inc.	4.450%	8/15/2052	34,675	27,248
	Meta Platforms Inc.	5.600%	5/15/2053	40,000	37,318
	Meta Platforms Inc.	5.400%	8/15/2054	23,840	21,588
[3]	Meta Platforms Inc.	5.625%	11/15/2055	55,544	52,028
	Meta Platforms Inc.	4.650%	8/15/2062	15,700	12,150
	Meta Platforms Inc.	5.750%	5/15/2063	25,569	23,729
	Meta Platforms Inc.	5.550%	8/15/2064	31,713	28,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	5.750%	11/15/2065	55,728	51,684
	NBCUniversal Media LLC	4.450%	1/15/2043	12,500	10,382
	Netflix Inc.	4.875%	4/15/2028	30,152	30,543
	Netflix Inc.	5.875%	11/15/2028	65,003	67,643
	Netflix Inc.	6.375%	5/15/2029	12,394	13,135
[8]	Netflix Inc.	5.375%	11/15/2029	6,600	6,811
[8]	Netflix Inc.	4.875%	6/15/2030	9,000	9,129
	Omnicom Group Inc.	4.650%	10/1/2028	2,855	2,859
	Omnicom Group Inc.	4.200%	3/2/2029	7,500	7,416
	Omnicom Group Inc.	4.750%	3/30/2030	5,300	5,325
	Omnicom Group Inc.	2.450%	4/30/2030	10,143	9,310
	Omnicom Group Inc.	4.200%	6/1/2030	4,900	4,813
	Omnicom Group Inc.	2.400%	3/1/2031	6,300	5,633
	Omnicom Group Inc.	2.600%	8/1/2031	8,000	7,164
	Omnicom Group Inc.	5.000%	6/2/2033	8,800	8,593
	Omnicom Group Inc.	5.300%	11/1/2034	6,900	6,828
	Omnicom Group Inc.	5.300%	6/2/2036	7,550	7,285
	Omnicom Group Inc.	3.375%	3/1/2041	5,000	3,692
	Omnicom Group Inc.	5.400%	10/1/2048	4,300	3,741
	Orange SA	9.000%	3/1/2031	23,215	27,433
	Orange SA	5.375%	1/13/2042	11,690	11,297
	Orange SA	5.500%	2/6/2044	9,815	9,540
	Paramount Global	3.375%	2/15/2028	2,114	2,050
	Paramount Global	7.875%	7/30/2030	6,651	6,942
	Paramount Global	4.200%	5/19/2032	8,465	7,255
	Paramount Global	5.500%	5/15/2033	12,922	11,271
	Paramount Global	6.875%	4/30/2036	8,935	7,831
	Paramount Global	5.900%	10/15/2040	5,625	4,154
	Paramount Global	4.850%	7/1/2042	10,763	6,839
	Paramount Global	4.600%	1/15/2045	3,238	1,934
	Rogers Communications Inc.	5.000%	2/15/2029	26,180	26,446
	Rogers Communications Inc.	3.800%	3/15/2032	21,100	19,699
	Rogers Communications Inc.	5.300%	2/15/2034	30,285	30,150
	Rogers Communications Inc.	4.500%	3/15/2042	16,100	13,585
	Rogers Communications Inc.	4.300%	2/15/2048	12,000	9,407
	Rogers Communications Inc.	4.550%	3/15/2052	37,050	29,291
	Sprint Capital Corp.	6.875%	11/15/2028	23,417	24,754
	Sprint Capital Corp.	8.750%	3/15/2032	28,635	34,074
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	7,300	7,363
	Telefonica Emisiones SA	7.045%	6/20/2036	15,000	16,565
	Telefonica Emisiones SA	4.665%	3/6/2038	12,770	11,519
	Telefonica Emisiones SA	5.213%	3/8/2047	25,737	22,415
	Telefonica Emisiones SA	4.895%	3/6/2048	13,753	11,363
	Telefonica Emisiones SA	5.520%	3/1/2049	16,553	14,949
	Telefonica Europe BV	8.250%	9/15/2030	8,362	9,469
	TELUS Corp.	3.400%	5/13/2032	10,700	9,762
	TELUS Corp.	4.600%	11/16/2048	5,000	4,152
	TELUS Corp.	4.300%	6/15/2049	2,995	2,357
	Tencent Music Entertainment Group	2.000%	9/3/2030	5,630	5,079
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	2,964	3,359
	Time Warner Cable LLC	6.550%	5/1/2037	25,905	26,115
	Time Warner Cable LLC	6.750%	6/15/2039	14,979	14,862
	Time Warner Cable LLC	5.875%	11/15/2040	5,510	4,976
	Time Warner Cable LLC	5.500%	9/1/2041	3,000	2,582
	Time Warner Cable LLC	4.500%	9/15/2042	13,586	10,190
	T-Mobile USA Inc.	3.750%	4/15/2027	53,247	52,925
	T-Mobile USA Inc.	2.050%	2/15/2028	23,429	22,472
	T-Mobile USA Inc.	4.950%	3/15/2028	7,665	7,748
	T-Mobile USA Inc.	4.800%	7/15/2028	47,100	47,542
	T-Mobile USA Inc.	4.850%	1/15/2029	5,473	5,532
	T-Mobile USA Inc.	2.625%	2/15/2029	7,655	7,278
	T-Mobile USA Inc.	2.400%	3/15/2029	7,663	7,233
	T-Mobile USA Inc.	3.375%	4/15/2029	12,145	11,774
	T-Mobile USA Inc.	3.875%	4/15/2030	147,772	143,860
	T-Mobile USA Inc.	2.550%	2/15/2031	27,780	25,244
	T-Mobile USA Inc.	2.875%	2/15/2031	8,738	8,047
	T-Mobile USA Inc.	3.500%	4/15/2031	26,235	24,835
	T-Mobile USA Inc.	2.250%	11/15/2031	10,000	8,782
	T-Mobile USA Inc.	2.700%	3/15/2032	10,446	9,286
	T-Mobile USA Inc.	4.625%	1/15/2033	480	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.200%	1/15/2033	56,624	57,595
	T-Mobile USA Inc.	5.050%	7/15/2033	57,970	58,327
	T-Mobile USA Inc.	5.150%	4/15/2034	11,311	11,385
	T-Mobile USA Inc.	4.950%	11/15/2035	9,729	9,548
	T-Mobile USA Inc.	5.000%	2/15/2036	15,091	14,835
	T-Mobile USA Inc.	4.375%	4/15/2040	32,252	28,337
	T-Mobile USA Inc.	3.000%	2/15/2041	7,944	5,809
	T-Mobile USA Inc.	4.500%	4/15/2050	41,335	33,367
	T-Mobile USA Inc.	3.300%	2/15/2051	42,337	27,693
	T-Mobile USA Inc.	3.400%	10/15/2052	34,567	22,610
	T-Mobile USA Inc.	5.650%	1/15/2053	13,235	12,503
	T-Mobile USA Inc.	5.750%	1/15/2054	23,263	22,290
	T-Mobile USA Inc.	5.250%	6/15/2055	12,500	11,107
	T-Mobile USA Inc.	5.875%	11/15/2055	6,507	6,328
	T-Mobile USA Inc.	5.700%	1/15/2056	47,776	45,414
	T-Mobile USA Inc.	5.850%	2/15/2056	18,700	18,141
	T-Mobile USA Inc.	3.600%	11/15/2060	22,833	14,818
	T-Mobile USA Inc.	5.800%	9/15/2062	1,555	1,490
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	8,195	6,508
	Uber Technologies Inc.	4.300%	1/15/2030	40,150	39,801
	Uber Technologies Inc.	4.150%	1/15/2031	21,818	21,334
	Uber Technologies Inc.	4.800%	9/15/2034	25,343	24,786
	Uber Technologies Inc.	4.800%	9/15/2035	18,157	17,634
	Uber Technologies Inc.	5.350%	9/15/2054	33,225	30,545
	VeriSign Inc.	2.700%	6/15/2031	6,000	5,369
	VeriSign Inc.	5.250%	6/1/2032	8,584	8,657
	Verizon Communications Inc.	2.100%	3/22/2028	17,106	16,425
	Verizon Communications Inc.	4.329%	9/21/2028	1,673	1,673
	Verizon Communications Inc.	4.016%	12/3/2029	26,471	26,111
	Verizon Communications Inc.	3.150%	3/22/2030	13,795	13,128
	Verizon Communications Inc.	1.500%	9/18/2030	7,500	6,578
	Verizon Communications Inc.	1.680%	10/30/2030	16,168	14,266
	Verizon Communications Inc.	1.750%	1/20/2031	22,075	19,380
	Verizon Communications Inc.	2.550%	3/21/2031	45,000	40,855
	Verizon Communications Inc.	2.355%	3/15/2032	48,254	42,122
	Verizon Communications Inc.	4.750%	1/15/2033	12,839	12,675
	Verizon Communications Inc.	5.050%	5/9/2033	10,611	10,746
	Verizon Communications Inc.	4.500%	8/10/2033	35,833	34,754
	Verizon Communications Inc.	4.400%	11/1/2034	32,787	31,199
	Verizon Communications Inc.	4.780%	2/15/2035	36,200	35,099
	Verizon Communications Inc.	5.250%	4/2/2035	37,512	37,556
	Verizon Communications Inc.	4.272%	1/15/2036	14,971	13,844
	Verizon Communications Inc.	5.000%	1/15/2036	60,356	59,071
	Verizon Communications Inc.	5.250%	3/16/2037	12,739	12,580
	Verizon Communications Inc.	5.401%	7/2/2037	34,594	34,464
	Verizon Communications Inc.	4.812%	3/15/2039	13,216	12,306
	Verizon Communications Inc.	2.650%	11/20/2040	123,868	86,975
	Verizon Communications Inc.	3.400%	3/22/2041	41,753	32,106
	Verizon Communications Inc.	2.850%	9/3/2041	10,600	7,451
	Verizon Communications Inc.	4.750%	11/1/2041	6,200	5,580
	Verizon Communications Inc.	3.850%	11/1/2042	5,000	3,980
	Verizon Communications Inc.	5.750%	11/30/2045	30,593	29,789
	Verizon Communications Inc.	4.862%	8/21/2046	24,004	20,922
	Verizon Communications Inc.	4.522%	9/15/2048	17,555	14,363
	Verizon Communications Inc.	4.000%	3/22/2050	13,350	10,078
	Verizon Communications Inc.	3.550%	3/22/2051	14,000	9,766
	Verizon Communications Inc.	3.875%	3/1/2052	1,500	1,093
	Verizon Communications Inc.	4.672%	3/15/2055	16,074	13,085
	Verizon Communications Inc.	5.875%	11/30/2055	79,807	77,560
	Verizon Communications Inc.	2.987%	10/30/2056	51,745	30,421
	Verizon Communications Inc.	3.000%	11/20/2060	21,000	12,025
	Verizon Communications Inc.	3.700%	3/22/2061	25,760	17,141
	Verizon Communications Inc.	6.000%	11/30/2065	34,523	33,491
	Vodafone Group plc	6.150%	2/27/2037	15,770	16,889
	Vodafone Group plc	5.250%	5/30/2048	15,833	14,234
	Vodafone Group plc	4.875%	6/19/2049	30,249	25,660
	Vodafone Group plc	4.250%	9/17/2050	18,315	14,081
	Vodafone Group plc	5.625%	2/10/2053	22,910	21,420
	Vodafone Group plc	5.750%	2/10/2063	5,000	4,648
	Vodafone Group plc	5.875%	6/28/2064	12,810	12,123

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	2.200%	1/13/2028	7,400	7,171
Walt Disney Co.	2.000%	9/1/2029	36,267	33,762
Walt Disney Co.	3.800%	3/22/2030	3,785	3,716
Walt Disney Co.	2.650%	1/13/2031	16,038	14,884
Walt Disney Co.	4.000%	3/14/2031	18,850	18,552
Walt Disney Co.	6.550%	3/15/2033	7,415	8,249
Walt Disney Co.	6.400%	12/15/2035	38,947	43,195
Walt Disney Co.	4.625%	3/14/2036	16,303	15,854
Walt Disney Co.	6.150%	3/1/2037	14,458	15,788
Walt Disney Co.	4.625%	3/23/2040	7,010	6,563
Walt Disney Co.	3.500%	5/13/2040	37,508	30,679
Walt Disney Co.	5.400%	10/1/2043	6,633	6,500
Walt Disney Co.	4.750%	9/15/2044	20,211	18,008
Walt Disney Co.	4.750%	11/15/2046	11,268	9,943
Walt Disney Co.	2.750%	9/1/2049	23,900	14,820
Walt Disney Co.	3.600%	1/13/2051	65,000	47,033
Walt Disney Co.	3.800%	5/13/2060	13,033	9,270
Weibo Corp.	3.375%	7/8/2030	8,565	8,051
WPP 2025 LLC	6.500%	3/30/2036	9,150	9,014
				6,877,378
Consumer Discretionary (1.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/2027	26,135	25,814
Alibaba Group Holding Ltd.	4.875%	5/26/2030	11,700	11,955
Alibaba Group Holding Ltd.	2.125%	2/9/2031	16,378	14,788
Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,710	7,532
Alibaba Group Holding Ltd.	5.250%	5/26/2035	16,930	17,405
Alibaba Group Holding Ltd.	4.000%	12/6/2037	13,760	12,470
Alibaba Group Holding Ltd.	2.700%	2/9/2041	12,257	9,015
Alibaba Group Holding Ltd.	4.200%	12/6/2047	21,945	18,042
Alibaba Group Holding Ltd.	3.150%	2/9/2051	18,144	12,120
Alibaba Group Holding Ltd.	5.625%	11/26/2054	5,875	5,853
Alibaba Group Holding Ltd.	4.400%	12/6/2057	12,540	10,244
Alibaba Group Holding Ltd.	3.250%	2/9/2061	12,254	7,812
Amazon.com Inc.	3.300%	4/13/2027	27,085	26,893
Amazon.com Inc.	1.200%	6/3/2027	24,193	23,423
Amazon.com Inc.	3.150%	8/22/2027	39,805	39,325
Amazon.com Inc.	4.550%	12/1/2027	11,078	11,175
Amazon.com Inc.	3.850%	3/13/2028	26,500	26,392
Amazon.com Inc.	1.650%	5/12/2028	14,000	13,323
Amazon.com Inc.	3.900%	11/20/2028	45,633	45,421
Amazon.com Inc.	4.000%	3/13/2029	38,078	37,878
Amazon.com Inc.	3.450%	4/13/2029	25,000	24,505
Amazon.com Inc.	4.650%	12/1/2029	17,501	17,759
Amazon.com Inc.	1.500%	6/3/2030	9,030	8,076
Amazon.com Inc.	4.100%	11/20/2030	38,260	37,816
Amazon.com Inc.	4.250%	3/13/2031	56,955	56,522
Amazon.com Inc.	2.100%	5/12/2031	52,770	47,262
Amazon.com Inc.	3.600%	4/13/2032	20,885	19,895
Amazon.com Inc.	4.700%	12/1/2032	14,240	14,392
Amazon.com Inc.	4.550%	3/13/2033	41,111	40,713
Amazon.com Inc.	4.350%	3/20/2033	40,296	39,547
Amazon.com Inc.	4.650%	11/20/2035	3,303	3,234
Amazon.com Inc.	4.875%	3/13/2036	38,801	38,439
Amazon.com Inc.	3.875%	8/22/2037	58,621	52,766
Amazon.com Inc.	2.875%	5/12/2041	41,080	30,361
Amazon.com Inc.	4.950%	12/5/2044	19,336	18,068
Amazon.com Inc.	5.650%	3/13/2046	34,800	34,686
Amazon.com Inc.	4.050%	8/22/2047	24,630	19,670
Amazon.com Inc.	2.500%	6/3/2050	29,200	16,996
Amazon.com Inc.	3.100%	5/12/2051	8,730	5,695
Amazon.com Inc.	3.950%	4/13/2052	8,908	6,824
Amazon.com Inc.	5.450%	11/20/2055	15,150	14,477
Amazon.com Inc.	5.800%	3/13/2056	61,284	61,134
Amazon.com Inc.	4.250%	8/22/2057	27,425	21,346
Amazon.com Inc.	2.700%	6/3/2060	4,550	2,479
Amazon.com Inc.	3.250%	5/12/2061	26,030	16,102
Amazon.com Inc.	4.100%	4/13/2062	25,421	18,895
Amazon.com Inc.	5.550%	11/20/2065	26,350	24,842
Amazon.com Inc.	5.950%	3/13/2066	33,000	33,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	6.050%	3/13/2076	26,650	26,488
	American Honda Finance Corp.	4.550%	7/9/2027	8,600	8,606
[3]	American Honda Finance Corp.	4.900%	7/9/2027	5,650	5,677
[3]	American Honda Finance Corp.	4.450%	10/22/2027	14,200	14,184
	American Honda Finance Corp.	4.550%	3/3/2028	8,381	8,382
[3]	American Honda Finance Corp.	2.000%	3/24/2028	7,000	6,666
[3]	American Honda Finance Corp.	5.125%	7/7/2028	12,938	13,077
	American Honda Finance Corp.	4.250%	9/1/2028	19,425	19,266
	American Honda Finance Corp.	5.650%	11/15/2028	7,265	7,446
	American Honda Finance Corp.	4.150%	1/8/2029	14,213	14,034
[3]	American Honda Finance Corp.	2.250%	1/12/2029	2,650	2,484
[3]	American Honda Finance Corp.	4.400%	9/5/2029	9,850	9,764
	American Honda Finance Corp.	4.800%	3/5/2030	13,541	13,543
	American Honda Finance Corp.	4.600%	4/17/2030	24,900	24,688
[3]	American Honda Finance Corp.	4.500%	9/4/2030	23,275	22,925
	American Honda Finance Corp.	4.450%	1/8/2031	8,631	8,462
[3]	American Honda Finance Corp.	1.800%	1/13/2031	11,400	9,856
[3]	American Honda Finance Corp.	5.050%	7/10/2031	7,200	7,218
[3]	American Honda Finance Corp.	4.850%	10/23/2031	5,100	5,054
	American Honda Finance Corp.	5.150%	7/9/2032	3,600	3,605
[3]	American Honda Finance Corp.	4.900%	1/10/2034	5,667	5,511
	American Honda Finance Corp.	5.200%	3/5/2035	8,851	8,672
	American Honda Finance Corp.	5.100%	1/8/2036	14,527	14,016
[3]	American University	3.672%	4/1/2049	4,830	3,597
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	14,000	14,308
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	1,825	1,468
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	3,890	3,565
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	40,580	25,025
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	14,900	14,323
	AutoNation Inc.	3.800%	11/15/2027	6,075	5,994
	AutoNation Inc.	4.450%	1/15/2029	8,275	8,207
	AutoNation Inc.	4.750%	6/1/2030	2,553	2,536
	AutoNation Inc.	2.400%	8/1/2031	5,868	5,127
	AutoNation Inc.	3.850%	3/1/2032	3,200	2,974
	AutoNation Inc.	5.890%	3/15/2035	4,265	4,353
	AutoZone Inc.	3.750%	6/1/2027	9,263	9,197
	AutoZone Inc.	4.500%	2/1/2028	6,366	6,382
	AutoZone Inc.	6.250%	11/1/2028	18,790	19,615
	AutoZone Inc.	3.750%	4/18/2029	15,945	15,609
	AutoZone Inc.	5.100%	7/15/2029	9,540	9,700
	AutoZone Inc.	4.000%	4/15/2030	18,664	18,229
	AutoZone Inc.	5.125%	6/15/2030	4,700	4,782
	AutoZone Inc.	1.650%	1/15/2031	10,138	8,804
	AutoZone Inc.	4.750%	8/1/2032	9,000	8,927
	AutoZone Inc.	4.750%	2/1/2033	2,500	2,465
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,039
	AutoZone Inc.	6.550%	11/1/2033	3,236	3,524
	AutoZone Inc.	5.400%	7/15/2034	5,000	5,077
	Best Buy Co. Inc.	4.450%	10/1/2028	16,000	16,009
	Block Financial LLC	2.500%	7/15/2028	15,776	14,896
	Block Financial LLC	3.875%	8/15/2030	12,787	12,050
	Block Financial LLC	5.375%	9/15/2032	6,572	6,367
	BorgWarner Inc.	5.400%	8/15/2034	2,000	2,025
	BorgWarner Inc.	4.375%	3/15/2045	12,489	10,219
[3]	Brown University	2.924%	9/1/2050	20,835	13,522
	Brunswick Corp.	5.850%	3/18/2029	3,000	3,068
	Brunswick Corp.	2.400%	8/18/2031	9,580	8,302
	Brunswick Corp.	5.100%	4/1/2052	428	326
[3]	California Endowment	2.498%	4/1/2051	3,776	2,210
	California Institute of Technology	4.321%	8/1/2045	1,606	1,375
	California Institute of Technology	4.700%	11/1/2111	5,575	4,463
	California Institute of Technology	3.650%	9/1/2119	5,204	3,249
[3]	Case Western Reserve University	5.405%	6/1/2122	3,775	3,399
	Choice Hotels International Inc.	3.700%	12/1/2029	3,000	2,874
	Choice Hotels International Inc.	3.700%	1/15/2031	16,562	15,535
	Choice Hotels International Inc.	5.850%	8/1/2034	16,086	16,194
	Claremont Mckenna College	3.775%	1/1/2122	3,475	2,246
	Cornell University	4.835%	6/15/2034	5,950	6,013
	Darden Restaurants Inc.	3.850%	5/1/2027	4,275	4,246
	Darden Restaurants Inc.	4.350%	10/15/2027	3,809	3,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Darden Restaurants Inc.	4.550%	10/15/2029	4,600	4,589
	Darden Restaurants Inc.	6.300%	10/10/2033	8,900	9,517
	Darden Restaurants Inc.	4.550%	2/15/2048	3,850	3,077
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	16,347	11,569
	DR Horton Inc.	1.400%	10/15/2027	2,000	1,916
	DR Horton Inc.	4.850%	10/15/2030	16,750	16,875
	DR Horton Inc.	5.000%	10/15/2034	8,126	8,014
	DR Horton Inc.	5.500%	10/15/2035	10,423	10,578
[3]	Duke University	2.682%	10/1/2044	5,500	4,091
[3]	Duke University	2.757%	10/1/2050	3,575	2,266
[3]	Duke University	2.832%	10/1/2055	10,675	6,599
	eBay Inc.	3.600%	6/5/2027	10,250	10,159
	eBay Inc.	4.250%	3/6/2029	7,342	7,307
	eBay Inc.	2.700%	3/11/2030	23,965	22,322
	eBay Inc.	2.600%	5/10/2031	7,900	7,131
	eBay Inc.	6.300%	11/22/2032	5,000	5,388
	eBay Inc.	5.125%	11/6/2035	8,900	8,778
	eBay Inc.	4.000%	7/15/2042	7,336	5,887
	eBay Inc.	3.650%	5/10/2051	10,325	7,278
[3]	Emory University	2.143%	9/1/2030	6,300	5,738
[3]	Emory University	2.969%	9/1/2050	4,300	2,810
	Ferguson Enterprises Inc.	4.350%	3/15/2031	4,055	3,989
	Ferguson Enterprises Inc.	5.000%	10/3/2034	8,700	8,603
[3]	Ford Foundation	2.415%	6/1/2050	2,745	1,627
[3]	Ford Foundation	2.815%	6/1/2070	8,638	4,836
	Ford Motor Co.	9.625%	4/22/2030	1,800	2,047
	Ford Motor Co.	3.250%	2/12/2032	23,765	20,645
	Ford Motor Co.	4.750%	1/15/2043	54,263	40,956
	Ford Motor Co.	7.400%	11/1/2046	1,450	1,466
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	14,375	14,481
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	15,331	15,325
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	18,141	17,908
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	8,161	7,999
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	5,561	5,738
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,375	10,921
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	16,321	16,814
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	32,071	33,228
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,465	6,979
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	3,159	3,196
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	4,948	4,887
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	12,423	12,313
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	11,131	11,078
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	24,100	24,386
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	12,847	13,520
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	11,245	11,236
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	19,299	17,980
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	8,805	9,030
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	9,840	9,646
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	10,684	11,225
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	16,806	16,954
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	10,500	10,091
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	5,802	5,534
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,250	2,126
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	11,390	11,804
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	4,750	3,696
	General Motors Co.	4.200%	10/1/2027	8,281	8,238
	General Motors Co.	6.800%	10/1/2027	8,603	8,848
	General Motors Co.	5.350%	4/15/2028	18,494	18,761
	General Motors Co.	5.000%	10/1/2028	19,371	19,520
	General Motors Co.	5.400%	10/15/2029	1,705	1,742
	General Motors Co.	5.625%	4/15/2030	19,230	19,763
	General Motors Co.	5.000%	4/1/2035	21,254	20,355
	General Motors Co.	6.250%	4/15/2035	13,380	13,917
	General Motors Co.	6.600%	4/1/2036	6,436	6,842
	General Motors Co.	5.150%	4/1/2038	24,579	23,023
	General Motors Co.	6.250%	10/2/2043	48,441	47,612
	General Motors Co.	5.200%	4/1/2045	5,782	5,015
	General Motors Co.	6.750%	4/1/2046	13,747	14,201
	General Motors Co.	5.400%	4/1/2048	6,820	5,966
	General Motors Co.	5.950%	4/1/2049	3,093	2,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.000%	4/9/2027	13,933	13,998
	General Motors Financial Co. Inc.	5.400%	5/8/2027	22,500	22,706
	General Motors Financial Co. Inc.	5.000%	7/15/2027	3,065	3,082
	General Motors Financial Co. Inc.	5.350%	7/15/2027	9,125	9,210
	General Motors Financial Co. Inc.	2.700%	8/20/2027	22,833	22,277
	General Motors Financial Co. Inc.	3.850%	1/5/2028	7,207	7,119
	General Motors Financial Co. Inc.	6.000%	1/9/2028	1,140	1,166
	General Motors Financial Co. Inc.	5.050%	4/4/2028	14,605	14,735
	General Motors Financial Co. Inc.	2.400%	4/10/2028	19,000	18,220
	General Motors Financial Co. Inc.	5.800%	6/23/2028	4,392	4,499
	General Motors Financial Co. Inc.	4.200%	10/27/2028	1,287	1,274
	General Motors Financial Co. Inc.	5.800%	1/7/2029	25,000	25,731
	General Motors Financial Co. Inc.	5.650%	1/17/2029	16,031	16,398
	General Motors Financial Co. Inc.	4.300%	4/6/2029	16,130	15,965
	General Motors Financial Co. Inc.	5.550%	7/15/2029	40,750	41,711
	General Motors Financial Co. Inc.	4.900%	10/6/2029	29,077	29,216
	General Motors Financial Co. Inc.	5.350%	1/7/2030	23,145	23,565
	General Motors Financial Co. Inc.	5.850%	4/6/2030	19,242	19,924
	General Motors Financial Co. Inc.	3.600%	6/21/2030	8,300	7,895
	General Motors Financial Co. Inc.	2.350%	1/8/2031	24,833	22,125
	General Motors Financial Co. Inc.	4.600%	1/8/2031	15,203	14,985
	General Motors Financial Co. Inc.	5.750%	2/8/2031	8,519	8,786
	General Motors Financial Co. Inc.	2.700%	6/10/2031	29,885	26,803
	General Motors Financial Co. Inc.	5.600%	6/18/2031	20,800	21,290
	General Motors Financial Co. Inc.	3.100%	1/12/2032	6,715	6,025
	General Motors Financial Co. Inc.	5.625%	4/4/2032	2,295	2,348
	General Motors Financial Co. Inc.	6.400%	1/9/2033	15,000	15,894
	General Motors Financial Co. Inc.	6.100%	1/7/2034	15,800	16,407
	General Motors Financial Co. Inc.	5.950%	4/4/2034	12,739	13,074
	General Motors Financial Co. Inc.	5.450%	9/6/2034	6,934	6,878
	General Motors Financial Co. Inc.	5.900%	1/7/2035	31,849	32,422
	General Motors Financial Co. Inc.	6.150%	7/15/2035	42,710	44,151
	General Motors Financial Co. Inc.	5.450%	1/8/2036	12,533	12,346
	Genuine Parts Co.	6.500%	11/1/2028	6,781	7,029
	Genuine Parts Co.	4.950%	8/15/2029	18,471	18,403
	Genuine Parts Co.	1.875%	11/1/2030	16,210	13,976
	Genuine Parts Co.	2.750%	2/1/2032	7,506	6,499
	Genuine Parts Co.	6.875%	11/1/2033	5,500	5,942
[3]	George Washington University	4.300%	9/15/2044	3,944	3,324
	George Washington University	4.868%	9/15/2045	1,742	1,582
[3]	George Washington University	4.126%	9/15/2048	11,456	9,229
[3]	Georgetown University	4.315%	4/1/2049	4,837	3,959
[3]	Georgetown University	2.943%	4/1/2050	8,380	5,355
	Georgetown University	5.115%	4/1/2053	1,500	1,380
[3]	Georgetown University	5.215%	10/1/2118	2,694	2,351
	Harley-Davidson Inc.	4.625%	7/28/2045	7,485	5,840
	Hasbro Inc.	3.900%	11/19/2029	8,870	8,651
	Hasbro Inc.	4.650%	3/12/2031	4,190	4,142
	Hasbro Inc.	6.050%	5/14/2034	5,975	6,222
	Hasbro Inc.	6.350%	3/15/2040	4,625	4,807
	Hasbro Inc.	5.100%	5/15/2044	5,413	4,905
	Home Depot Inc.	2.500%	4/15/2027	24,813	24,422
	Home Depot Inc.	2.800%	9/14/2027	5,480	5,390
	Home Depot Inc.	0.900%	3/15/2028	5,000	4,712
	Home Depot Inc.	1.500%	9/15/2028	4,000	3,771
	Home Depot Inc.	3.750%	9/15/2028	7,053	7,010
	Home Depot Inc.	2.950%	6/15/2029	27,595	26,551
	Home Depot Inc.	4.750%	6/25/2029	15,100	15,337
	Home Depot Inc.	2.700%	4/15/2030	36,495	34,336
	Home Depot Inc.	3.950%	9/15/2030	6,181	6,103
	Home Depot Inc.	1.375%	3/15/2031	8,200	7,089
	Home Depot Inc.	4.850%	6/25/2031	3,200	3,270
	Home Depot Inc.	1.875%	9/15/2031	15,900	13,915
	Home Depot Inc.	3.250%	4/15/2032	39,279	36,666
	Home Depot Inc.	4.500%	9/15/2032	10,000	9,986
	Home Depot Inc.	4.950%	6/25/2034	20,478	20,625
	Home Depot Inc.	4.650%	9/15/2035	5,288	5,157
	Home Depot Inc.	5.875%	12/16/2036	64,353	68,506
	Home Depot Inc.	3.300%	4/15/2040	14,204	11,348
	Home Depot Inc.	4.200%	4/1/2043	18,212	15,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.400%	3/15/2045	11,095	9,397
	Home Depot Inc.	4.250%	4/1/2046	16,280	13,445
	Home Depot Inc.	3.900%	6/15/2047	26,741	20,721
	Home Depot Inc.	4.500%	12/6/2048	15,173	12,750
	Home Depot Inc.	3.125%	12/15/2049	38,120	25,256
	Home Depot Inc.	3.350%	4/15/2050	18,354	12,664
	Home Depot Inc.	2.375%	3/15/2051	9,550	5,348
	Home Depot Inc.	2.750%	9/15/2051	1,130	680
	Home Depot Inc.	3.625%	4/15/2052	15,188	10,835
	Home Depot Inc.	4.950%	9/15/2052	6,697	5,961
	Home Depot Inc.	5.300%	6/25/2054	3,174	2,970
	Honda Motor Co. Ltd.	4.436%	7/8/2028	19,100	19,048
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23,200	23,020
	Honda Motor Co. Ltd.	2.967%	3/10/2032	12,000	10,734
	Honda Motor Co. Ltd.	5.337%	7/8/2035	19,450	19,239
[3]	Howard University	5.209%	10/1/2052	3,100	2,583
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,525	3,561
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,805	12,711
	Hyatt Hotels Corp.	5.250%	6/30/2029	4,715	4,790
	Hyatt Hotels Corp.	5.750%	4/23/2030	10,720	11,035
	Hyatt Hotels Corp.	5.375%	12/15/2031	8,750	8,872
	Hyatt Hotels Corp.	5.750%	3/30/2032	631	648
	Hyatt Hotels Corp.	5.500%	6/30/2034	5,800	5,858
	Hyatt Hotels Corp.	5.400%	12/15/2035	6,250	6,123
	JD.com Inc.	3.375%	1/14/2030	8,025	7,758
	JD.com Inc.	4.125%	1/14/2050	3,250	2,662
[3]	Johns Hopkins University	4.705%	7/1/2032	7,000	7,074
[3]	Johns Hopkins University	4.083%	7/1/2053	5,300	4,226
[3]	Johns Hopkins University	2.813%	1/1/2060	325	188
	Las Vegas Sands Corp.	5.900%	6/1/2027	12,868	13,038
	Las Vegas Sands Corp.	3.900%	8/8/2029	5,000	4,824
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,200	5,349
	Las Vegas Sands Corp.	6.200%	8/15/2034	5,817	5,971
	Lear Corp.	3.800%	9/15/2027	626	620
	Lear Corp.	4.250%	5/15/2029	6,850	6,749
	Lear Corp.	3.500%	5/30/2030	3,800	3,616
	Lear Corp.	2.600%	1/15/2032	4,650	4,111
	Lear Corp.	5.250%	5/15/2049	11,990	10,682
	Lear Corp.	3.550%	1/15/2052	4,650	3,080
	Leggett & Platt Inc.	3.500%	11/15/2027	12,475	12,207
	Leggett & Platt Inc.	3.500%	11/15/2051	6,815	4,237
	Leland Stanford Junior University	1.289%	6/1/2027	1,075	1,043
	Leland Stanford Junior University	4.679%	3/1/2035	3,950	3,918
	Leland Stanford Junior University	3.647%	5/1/2048	11,840	9,169
	Leland Stanford Junior University	2.413%	6/1/2050	4,795	2,862
	Lennar Corp.	4.750%	11/29/2027	15,000	15,029
	Lennar Corp.	5.200%	7/30/2030	1,019	1,030
	Lowe's Cos. Inc.	3.350%	4/1/2027	5,250	5,201
	Lowe's Cos. Inc.	3.950%	10/15/2027	21,749	21,681
	Lowe's Cos. Inc.	1.300%	4/15/2028	4,425	4,170
	Lowe's Cos. Inc.	1.700%	9/15/2028	18,546	17,430
	Lowe's Cos. Inc.	4.000%	10/15/2028	23,884	23,679
	Lowe's Cos. Inc.	3.650%	4/5/2029	9,753	9,542
	Lowe's Cos. Inc.	4.500%	4/15/2030	18,567	18,593
	Lowe's Cos. Inc.	1.700%	10/15/2030	10,000	8,820
	Lowe's Cos. Inc.	4.250%	3/15/2031	27,068	26,598
	Lowe's Cos. Inc.	2.625%	4/1/2031	19,000	17,266
	Lowe's Cos. Inc.	3.750%	4/1/2032	21,450	20,309
	Lowe's Cos. Inc.	4.500%	10/15/2032	31,750	31,215
	Lowe's Cos. Inc.	5.000%	4/15/2033	1,000	1,006
	Lowe's Cos. Inc.	5.150%	7/1/2033	27,825	28,151
	Lowe's Cos. Inc.	4.850%	10/15/2035	45,583	44,391
	Lowe's Cos. Inc.	5.000%	4/15/2040	6,775	6,397
	Lowe's Cos. Inc.	2.800%	9/15/2041	8,117	5,714
	Lowe's Cos. Inc.	4.650%	4/15/2042	2,500	2,217
	Lowe's Cos. Inc.	4.250%	9/15/2044	541	428
	Lowe's Cos. Inc.	3.700%	4/15/2046	14,000	10,321
	Lowe's Cos. Inc.	4.050%	5/3/2047	15,165	11,637
	Lowe's Cos. Inc.	4.550%	4/5/2049	19,698	16,101
	Lowe's Cos. Inc.	5.125%	4/15/2050	4,000	3,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.000%	10/15/2050	15,168	9,355
	Lowe's Cos. Inc.	3.500%	4/1/2051	3,775	2,565
	Lowe's Cos. Inc.	4.250%	4/1/2052	47,608	36,462
	Lowe's Cos. Inc.	5.625%	4/15/2053	15,750	14,873
	Lowe's Cos. Inc.	5.750%	7/1/2053	8,068	7,781
	Lowe's Cos. Inc.	4.450%	4/1/2062	25,667	19,419
	Lowe's Cos. Inc.	5.800%	9/15/2062	9,809	9,359
	Magna International Inc.	5.050%	3/14/2029	8,007	8,117
	Magna International Inc.	2.450%	6/15/2030	5,000	4,591
	Magna International Inc.	5.500%	3/21/2033	3,500	3,591
	Magna International Inc.	5.875%	6/1/2035	9,448	9,774
	Marriott International Inc.	4.200%	7/15/2027	924	923
	Marriott International Inc.	5.550%	10/15/2028	11,585	11,888
[3]	Marriott International Inc.	4.650%	12/1/2028	15,073	15,151
	Marriott International Inc.	4.900%	4/15/2029	16,000	16,180
	Marriott International Inc.	4.875%	5/15/2029	8,500	8,592
	Marriott International Inc.	4.800%	3/15/2030	6,150	6,202
[3]	Marriott International Inc.	4.625%	6/15/2030	16,530	16,539
[3]	Marriott International Inc.	2.850%	4/15/2031	21,200	19,416
	Marriott International Inc.	4.500%	10/15/2031	2,175	2,149
[3]	Marriott International Inc.	3.500%	10/15/2032	8,471	7,784
	Marriott International Inc.	4.500%	5/1/2033	4,000	3,861
[3]	Marriott International Inc.	2.750%	10/15/2033	2,500	2,161
	Marriott International Inc.	5.300%	5/15/2034	7,000	7,063
	Marriott International Inc.	5.350%	3/15/2035	10,349	10,411
	Marriott International Inc.	5.250%	10/15/2035	511	508
	Marriott International Inc.	5.500%	4/15/2037	12,000	11,956
	Marriott International Inc.	5.100%	5/1/2038	12,675	12,046
	Masco Corp.	3.500%	11/15/2027	8,550	8,426
	Masco Corp.	1.500%	2/15/2028	5,000	4,733
	Masco Corp.	2.000%	10/1/2030	3,175	2,821
	Masco Corp.	2.000%	2/15/2031	9,000	7,938
	Masco Corp.	4.500%	5/15/2047	3,546	2,922
	Masco Corp.	3.125%	2/15/2051	4,000	2,555
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	145	133
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	5,580	3,720
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	5,687	3,185
	Massachusetts Institute of Technology	3.067%	4/1/2052	5,300	3,541
	Massachusetts Institute of Technology	5.618%	6/1/2055	3,000	3,044
	Massachusetts Institute of Technology	5.600%	7/1/2111	15,386	15,064
	Massachusetts Institute of Technology	4.678%	7/1/2114	14,957	12,232
	Massachusetts Institute of Technology	3.885%	7/1/2116	2,265	1,544
	Mattel Inc.	5.000%	11/17/2030	6,900	6,867
	Mattel Inc.	5.450%	11/1/2041	3,596	3,263
[3]	McDonald's Corp.	3.500%	7/1/2027	9,000	8,920
[3]	McDonald's Corp.	3.800%	4/1/2028	11,475	11,392
	McDonald's Corp.	4.800%	8/14/2028	12,000	12,148
[3]	McDonald's Corp.	5.000%	5/17/2029	6,200	6,340
[3]	McDonald's Corp.	2.625%	9/1/2029	13,389	12,694
[3]	McDonald's Corp.	2.125%	3/1/2030	16,996	15,619
	McDonald's Corp.	4.600%	5/15/2030	4,480	4,521
[3]	McDonald's Corp.	3.600%	7/1/2030	18,716	18,179
	McDonald's Corp.	4.400%	2/12/2031	6,265	6,248
[3]	McDonald's Corp.	4.600%	9/9/2032	2,063	2,068
	McDonald's Corp.	4.950%	8/14/2033	730	742
	McDonald's Corp.	4.950%	3/3/2035	44,146	43,908
[3]	McDonald's Corp.	4.700%	12/9/2035	22,769	22,300
	McDonald's Corp.	5.000%	2/13/2036	13,636	13,568
[3]	McDonald's Corp.	6.300%	10/15/2037	12,200	13,372
[3]	McDonald's Corp.	6.300%	3/1/2038	13,553	14,775
[3]	McDonald's Corp.	5.700%	2/1/2039	7,793	8,075
[3]	McDonald's Corp.	4.600%	5/26/2045	6,360	5,482
[3]	McDonald's Corp.	4.875%	12/9/2045	15,500	13,801
[3]	McDonald's Corp.	4.450%	3/1/2047	6,327	5,268
[3]	McDonald's Corp.	4.450%	9/1/2048	5,000	4,122
[3]	McDonald's Corp.	3.625%	9/1/2049	5,175	3,726
[3]	McDonald's Corp.	4.200%	4/1/2050	6,871	5,419
[3]	McDonald's Corp.	5.150%	9/9/2052	30,960	27,988
	McDonald's Corp.	5.450%	8/14/2053	11,755	11,142
[8]	Mercedes-Benz Finance North America LLC	2.625%	3/10/2030	1,000	928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	8,820	10,225
[8]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	4,000	3,594
	Meritage Homes Corp.	5.650%	3/15/2035	7,531	7,519
	Mohawk Industries Inc.	5.850%	9/18/2028	4,000	4,114
	Mohawk Industries Inc.	3.625%	5/15/2030	5,625	5,389
	NIKE Inc.	2.850%	3/27/2030	23,745	22,433
	NIKE Inc.	3.250%	3/27/2040	1,849	1,455
	NIKE Inc.	3.625%	5/1/2043	10,000	7,794
	NIKE Inc.	3.375%	11/1/2046	8,325	5,949
	NIKE Inc.	3.375%	3/27/2050	24,940	17,359
[3]	Northeastern University	2.894%	10/1/2050	3,140	2,055
	Northwestern University	4.940%	12/1/2035	6,090	6,122
[3]	Northwestern University	4.643%	12/1/2044	9,550	8,968
[3]	Northwestern University	2.640%	12/1/2050	3,000	1,858
[3]	Northwestern University	3.662%	12/1/2057	2,100	1,511
	NVR Inc.	3.000%	5/15/2030	9,072	8,542
	O'Reilly Automotive Inc.	3.600%	9/1/2027	24,495	24,245
	O'Reilly Automotive Inc.	4.350%	6/1/2028	4,950	4,952
	O'Reilly Automotive Inc.	3.900%	6/1/2029	11,216	11,040
	O'Reilly Automotive Inc.	4.200%	4/1/2030	17,950	17,734
	O'Reilly Automotive Inc.	1.750%	3/15/2031	3,125	2,722
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,000	8,952
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7,589	7,515
	O'Reilly Automotive Inc.	5.100%	3/12/2036	5,885	5,810
	Owens Corning	5.500%	6/15/2027	2,500	2,531
	Owens Corning	3.950%	8/15/2029	4,100	4,028
	Owens Corning	3.875%	6/1/2030	4,275	4,138
	Owens Corning	5.700%	6/15/2034	9,255	9,576
	Owens Corning	7.000%	12/1/2036	1,787	1,994
	Owens Corning	4.300%	7/15/2047	8,075	6,411
	Owens Corning	4.400%	1/30/2048	4,100	3,295
	Owens Corning	5.950%	6/15/2054	10,200	10,105
	Polaris Inc.	5.600%	3/1/2031	5,156	5,111
	President & Fellows of Harvard College	4.887%	3/15/2030	6,538	6,671
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	12,700	12,557
	President & Fellows of Harvard College	4.875%	10/15/2040	3,680	3,560
	President & Fellows of Harvard College	3.150%	7/15/2046	6,300	4,534
	President & Fellows of Harvard College	2.517%	10/15/2050	6,565	3,951
	President & Fellows of Harvard College	3.745%	11/15/2052	5,300	4,007
	President & Fellows of Harvard College	3.300%	7/15/2056	10,780	7,338
	PulteGroup Inc.	4.250%	3/1/2031	7,400	7,227
	PulteGroup Inc.	6.375%	5/15/2033	9,090	9,744
	PulteGroup Inc.	6.000%	2/15/2035	2,000	2,086
	PulteGroup Inc.	4.900%	3/1/2036	10,902	10,533
	PVH Corp.	5.500%	6/13/2030	15,575	15,721
	Ralph Lauren Corp.	2.950%	6/15/2030	8,000	7,537
	Ralph Lauren Corp.	5.000%	6/15/2032	14,650	14,871
[3]	Rockefeller Foundation	2.492%	10/1/2050	10,100	6,045
	Rollins Inc.	5.250%	2/24/2035	2,707	2,700
	Ross Stores Inc.	1.875%	4/15/2031	10,000	8,771
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	3,823	3,986
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	11,412	11,232
	Royal Caribbean Cruises Ltd.	4.750%	5/15/2033	18,650	18,007
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	40,028	39,340
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	25,929	24,654
	Sands China Ltd.	5.400%	8/8/2028	21,200	21,319
	Sands China Ltd.	2.850%	3/8/2029	7,100	6,684
	Sands China Ltd.	4.375%	6/18/2030	7,600	7,326
	Sands China Ltd.	3.250%	8/8/2031	6,525	5,885
	Sekisui House US Inc.	3.850%	1/15/2030	9,000	8,572
	Sekisui House US Inc.	2.500%	1/15/2031	4,100	3,624
	Sekisui House US Inc.	6.000%	1/15/2043	7,400	6,752
	Snap-on Inc.	4.100%	3/1/2048	4,600	3,661
	Snap-on Inc.	3.100%	5/1/2050	5,225	3,464
	Stanley Black & Decker Inc.	2.300%	3/15/2030	13,300	12,145
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5,248	4,401
	Stanley Black & Decker Inc.	2.750%	11/15/2050	10,000	5,661
	Starbucks Corp.	4.500%	5/15/2028	5,520	5,530
	Starbucks Corp.	4.000%	11/15/2028	33,000	32,736
	Starbucks Corp.	3.550%	8/15/2029	32,317	31,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	2.250%	3/12/2030	16,721	15,331
	Starbucks Corp.	4.800%	5/15/2030	10,951	11,087
	Starbucks Corp.	2.550%	11/15/2030	37,821	34,569
	Starbucks Corp.	4.900%	2/15/2031	5,050	5,112
	Starbucks Corp.	3.000%	2/14/2032	24,264	22,130
	Starbucks Corp.	4.800%	2/15/2033	17,000	16,967
	Starbucks Corp.	5.000%	2/15/2034	13,537	13,585
	Starbucks Corp.	5.400%	5/15/2035	8,987	9,185
	Starbucks Corp.	3.750%	12/1/2047	11,500	8,475
	Starbucks Corp.	4.500%	11/15/2048	5,801	4,782
	Starbucks Corp.	4.450%	8/15/2049	1,700	1,385
	Starbucks Corp.	3.350%	3/12/2050	6,000	4,041
	Starbucks Corp.	3.500%	11/15/2050	8,500	5,857
[3]	Tapestry Inc.	4.125%	7/15/2027	2,796	2,783
	Tapestry Inc.	5.100%	3/11/2030	11,934	12,066
	Tapestry Inc.	3.050%	3/15/2032	4,500	4,078
	Tapestry Inc.	5.500%	3/11/2035	1,918	1,924
	Thomas Jefferson University	3.847%	11/1/2057	3,679	2,587
	TJX Cos. Inc.	1.150%	5/15/2028	7,550	7,092
	TJX Cos. Inc.	3.875%	4/15/2030	10,541	10,363
	TJX Cos. Inc.	1.600%	5/15/2031	3,006	2,626
	TJX Cos. Inc.	4.500%	4/15/2050	12,917	11,037
	Toll Brothers Finance Corp.	4.350%	2/15/2028	12,935	12,887
	Toll Brothers Finance Corp.	3.800%	11/1/2029	1,000	973
	Toll Brothers Finance Corp.	5.600%	6/15/2035	3,945	4,023
	Toyota Motor Corp.	4.186%	6/30/2027	10,114	10,127
	Toyota Motor Corp.	5.118%	7/13/2028	9,487	9,661
	Toyota Motor Corp.	3.669%	7/20/2028	6,390	6,326
	Toyota Motor Corp.	2.760%	7/2/2029	7,000	6,668
	Toyota Motor Corp.	2.362%	3/25/2031	5,000	4,525
	Toyota Motor Corp.	5.123%	7/13/2033	2,000	2,044
	Toyota Motor Corp.	5.053%	6/30/2035	3,800	3,834
	Toyota Motor Credit Corp.	4.500%	5/14/2027	12,000	12,047
[3]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,277	8,918
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	5,750	5,765
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,735	6,867
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	11,475	11,263
[3]	Toyota Motor Credit Corp.	3.750%	1/12/2028	11,884	11,803
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	7,700	7,377
	Toyota Motor Credit Corp.	4.050%	9/5/2028	20,500	20,420
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	11,500	11,769
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	7,500	7,576
	Toyota Motor Credit Corp.	3.650%	1/8/2029	6,960	6,849
[3]	Toyota Motor Credit Corp.	4.050%	3/13/2029	11,703	11,636
	Toyota Motor Credit Corp.	5.050%	5/16/2029	10,500	10,720
	Toyota Motor Credit Corp.	4.950%	1/9/2030	15,900	16,173
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	9,575	8,797
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	15,000	14,401
	Toyota Motor Credit Corp.	4.800%	5/15/2030	10,625	10,745
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	19,889	19,989
	Toyota Motor Credit Corp.	5.550%	11/20/2030	15,000	15,618
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	5,000	4,377
[3]	Toyota Motor Credit Corp.	4.200%	1/10/2031	16,738	16,496
	Toyota Motor Credit Corp.	5.100%	3/21/2031	10,200	10,431
	Toyota Motor Credit Corp.	1.900%	9/12/2031	16,000	13,921
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,750	20,720
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	2,000	1,772
	Toyota Motor Credit Corp.	4.650%	9/3/2032	12,100	12,005
	Toyota Motor Credit Corp.	4.700%	1/12/2033	2,500	2,488
[3]	Toyota Motor Credit Corp.	4.600%	3/11/2033	9,120	8,978
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,662	7,608
	Toyota Motor Credit Corp.	5.350%	1/9/2035	16,656	17,033
	Tractor Supply Co.	1.750%	11/1/2030	5,750	5,072
	Tractor Supply Co.	5.250%	5/15/2033	3,500	3,551
[3]	Trustees of Boston College	3.129%	7/1/2052	4,050	2,730
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,000	3,865
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,504
	Trustees of Princeton University	5.700%	3/1/2039	5,830	6,182
[3]	Trustees of Princeton University	2.516%	7/1/2050	7,575	4,645
	Trustees of Princeton University	4.201%	3/1/2052	3,300	2,715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	3,750	2,189
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,798	3,861
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	60	38
[3]	University of Chicago	2.547%	4/1/2050	8,050	5,169
[3]	University of Chicago	4.003%	10/1/2053	5,300	4,146
[3]	University of Miami	4.063%	4/1/2052	5,550	4,336
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	8,925	6,824
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	2,710	1,997
[3]	University of Southern California	3.028%	10/1/2039	9,251	7,521
[3]	University of Southern California	3.841%	10/1/2047	9,550	7,511
[3]	University of Southern California	2.945%	10/1/2051	12,400	7,960
	University of Southern California	4.976%	10/1/2053	3,200	2,928
	University of Southern California	5.250%	10/1/2111	2,250	2,041
[3]	University of Southern California	3.226%	10/1/2120	1,975	1,107
[3]	Washington University	3.524%	4/15/2054	5,620	4,023
	Washington University	4.349%	4/15/2122	5,760	4,304
[3]	William Marsh Rice University	3.574%	5/15/2045	8,510	6,707
[3]	Yale University	1.482%	4/15/2030	5,300	4,791
[3]	Yale University	2.402%	4/15/2050	15,075	8,951
					6,185,834
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	14,762	15,764
	Altria Group Inc.	6.200%	11/1/2028	18,450	19,245
	Altria Group Inc.	4.800%	2/14/2029	25,775	25,980
	Altria Group Inc.	3.400%	5/6/2030	9,000	8,603
	Altria Group Inc.	4.500%	8/6/2030	4,863	4,842
	Altria Group Inc.	2.450%	2/4/2032	12,350	10,837
	Altria Group Inc.	6.875%	11/1/2033	5,000	5,540
	Altria Group Inc.	5.625%	2/6/2035	5,875	6,017
	Altria Group Inc.	5.250%	8/6/2035	5,682	5,658
	Altria Group Inc.	5.800%	2/14/2039	15,760	15,827
	Altria Group Inc.	3.400%	2/4/2041	26,500	20,007
	Altria Group Inc.	4.250%	8/9/2042	10,376	8,453
	Altria Group Inc.	4.500%	5/2/2043	15,849	13,169
	Altria Group Inc.	5.375%	1/31/2044	3,000	2,785
	Altria Group Inc.	3.875%	9/16/2046	23,289	17,125
	Altria Group Inc.	5.950%	2/14/2049	27,928	27,074
	Altria Group Inc.	4.450%	5/6/2050	9,990	7,807
	Altria Group Inc.	3.700%	2/4/2051	17,557	12,069
	Altria Group Inc.	6.200%	2/14/2059	2,521	2,487
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	89,302	86,956
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	141,831	127,879
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	9,575	9,343
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	21,742	19,603
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	85,703	86,749
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	33,870	32,746
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	12,650	12,800
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	28,575	35,940
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	24,281	24,673
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	1,500	1,875
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,776	8,185
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	28,782	24,086
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	66,998	64,945
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	33,180	33,300
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	14,837	13,527
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	530	568
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	13,325	11,231
	Avery Dennison Corp.	4.875%	12/6/2028	6,887	6,955
	Avery Dennison Corp.	2.650%	4/30/2030	8,200	7,575
	Avery Dennison Corp.	5.750%	3/15/2033	6,900	7,186
	BAT Capital Corp.	4.700%	4/2/2027	26,873	26,930
	BAT Capital Corp.	3.557%	8/15/2027	20,619	20,394
	BAT Capital Corp.	2.259%	3/25/2028	45,625	43,813
	BAT Capital Corp.	3.462%	9/6/2029	7,693	7,431
	BAT Capital Corp.	4.906%	4/2/2030	11,805	11,931
	BAT Capital Corp.	6.343%	8/2/2030	12,000	12,807
	BAT Capital Corp.	5.834%	2/20/2031	10,000	10,468
	BAT Capital Corp.	2.726%	3/25/2031	24,000	21,921
	BAT Capital Corp.	4.742%	3/16/2032	11,100	11,055

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BAT Capital Corp.	5.350%	8/15/2032	21,871	22,440
BAT Capital Corp.	4.625%	3/22/2033	10,000	9,785
BAT Capital Corp.	6.421%	8/2/2033	13,905	15,080
BAT Capital Corp.	6.000%	2/20/2034	10,003	10,566
BAT Capital Corp.	5.625%	8/15/2035	12,768	13,137
BAT Capital Corp.	4.390%	8/15/2037	34,975	31,782
BAT Capital Corp.	7.079%	8/2/2043	12,000	13,202
BAT Capital Corp.	4.540%	8/15/2047	23,406	18,953
BAT Capital Corp.	4.758%	9/6/2049	9,875	8,171
BAT Capital Corp.	5.282%	4/2/2050	8,450	7,488
BAT Capital Corp.	5.650%	3/16/2052	7,000	6,488
BAT Capital Corp.	7.081%	8/2/2053	15,000	16,594
BAT Capital Corp.	6.250%	8/15/2055	8,661	8,728
BAT International Finance plc	4.448%	3/16/2028	10,500	10,509
BAT International Finance plc	5.931%	2/2/2029	30,600	31,749
Brown-Forman Corp.	4.750%	4/15/2033	12,000	11,902
Brown-Forman Corp.	4.500%	7/15/2045	3,895	3,286
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	3,750	3,718
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	12,055	12,003
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	12,250	11,156
Bunge Ltd. Finance Corp.	4.800%	3/19/2033	5,417	5,348
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	12,735	12,308
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	15,000	14,937
Bunge Ltd. Finance Corp.	5.150%	3/19/2036	5,417	5,343
Campbell's Co.	4.150%	3/15/2028	11,950	11,818
Campbell's Co.	5.200%	3/21/2029	16,400	16,554
Campbell's Co.	2.375%	4/24/2030	5,450	4,903
Campbell's Co.	4.550%	3/21/2031	10,182	9,865
Campbell's Co.	5.400%	3/21/2034	11,383	11,035
Campbell's Co.	4.750%	3/23/2035	13,025	11,989
Campbell's Co.	3.125%	4/24/2050	5,000	2,992
Church & Dwight Co. Inc.	3.150%	8/1/2027	3,575	3,526
Church & Dwight Co. Inc.	3.950%	8/1/2047	3,350	2,624
Church & Dwight Co. Inc.	5.000%	6/15/2052	13,000	11,652
Clorox Co.	3.100%	10/1/2027	6,100	5,987
Clorox Co.	3.900%	5/15/2028	3,500	3,478
Clorox Co.	1.800%	5/15/2030	9,313	8,330
Clorox Co.	4.600%	5/1/2032	4,000	3,965
Coca-Cola Co.	1.450%	6/1/2027	17,848	17,340
Coca-Cola Co.	1.000%	3/15/2028	8,000	7,562
Coca-Cola Co.	3.450%	3/25/2030	10,125	9,866
Coca-Cola Co.	1.650%	6/1/2030	35,093	31,725
Coca-Cola Co.	2.000%	3/5/2031	19,400	17,444
Coca-Cola Co.	1.375%	3/15/2031	14,400	12,565
Coca-Cola Co.	2.250%	1/5/2032	34,500	30,885
Coca-Cola Co.	5.000%	5/13/2034	7,500	7,715
Coca-Cola Co.	4.650%	8/14/2034	16,358	16,458
Coca-Cola Co.	2.500%	6/1/2040	12,100	8,857
Coca-Cola Co.	2.875%	5/5/2041	6,000	4,522
Coca-Cola Co.	2.600%	6/1/2050	21,475	13,019
Coca-Cola Co.	3.000%	3/5/2051	8,100	5,298
Coca-Cola Co.	2.500%	3/15/2051	17,325	10,167
Coca-Cola Co.	5.300%	5/13/2054	4,827	4,619
Coca-Cola Co.	5.200%	1/14/2055	27,348	25,889
Coca-Cola Co.	5.400%	5/13/2064	31,647	30,050
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	8,350	8,536
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	3,392	3,480
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	13,600	12,744
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	4,275	3,564
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,154	6,094
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	10,800	10,317
Colgate-Palmolive Co.	3.100%	8/15/2027	5,000	4,945
Colgate-Palmolive Co.	4.600%	3/1/2028	10,000	10,134
Colgate-Palmolive Co.	3.250%	8/15/2032	10,000	9,381
Conagra Brands Inc.	1.375%	11/1/2027	19,822	18,841
Conagra Brands Inc.	4.850%	11/1/2028	15,450	15,466
Conagra Brands Inc.	5.000%	8/1/2030	5,250	5,241
Conagra Brands Inc.	5.750%	8/1/2035	8,200	8,219
Conagra Brands Inc.	5.300%	11/1/2038	21,530	20,033
Conagra Brands Inc.	5.400%	11/1/2048	4,317	3,665

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	3.500%	5/9/2027	13,275	13,138
Constellation Brands Inc.	4.350%	5/9/2027	5,636	5,630
Constellation Brands Inc.	3.600%	2/15/2028	7,070	6,963
Constellation Brands Inc.	4.800%	1/15/2029	7,500	7,542
Constellation Brands Inc.	3.150%	8/1/2029	9,700	9,280
Constellation Brands Inc.	2.875%	5/1/2030	5,808	5,437
Constellation Brands Inc.	4.800%	5/1/2030	1,750	1,761
Constellation Brands Inc.	2.250%	8/1/2031	4,235	3,735
Constellation Brands Inc.	4.750%	5/9/2032	5,000	4,961
Constellation Brands Inc.	4.900%	5/1/2033	15,800	15,589
Constellation Brands Inc.	4.950%	11/1/2035	7,450	7,195
Constellation Brands Inc.	4.500%	5/9/2047	7,883	6,421
Constellation Brands Inc.	4.100%	2/15/2048	9,550	7,315
Constellation Brands Inc.	5.250%	11/15/2048	4,375	3,934
Constellation Brands Inc.	3.750%	5/1/2050	7,925	5,698
Costco Wholesale Corp.	3.000%	5/18/2027	15,732	15,589
Costco Wholesale Corp.	1.375%	6/20/2027	7,055	6,842
Costco Wholesale Corp.	1.600%	4/20/2030	34,873	31,536
Costco Wholesale Corp.	1.750%	4/20/2032	16,558	14,300
Delhaize America LLC	9.000%	4/15/2031	1,930	2,268
Diageo Capital plc	5.300%	10/24/2027	7,080	7,192
Diageo Capital plc	2.375%	10/24/2029	10,600	9,908
Diageo Capital plc	2.000%	4/29/2030	8,460	7,673
Diageo Capital plc	2.125%	4/29/2032	9,824	8,464
Diageo Capital plc	5.500%	1/24/2033	14,000	14,456
Diageo Capital plc	5.625%	10/5/2033	10,325	10,741
Diageo Capital plc	5.875%	9/30/2036	1,500	1,588
Diageo Capital plc	3.875%	4/29/2043	17,969	14,314
Diageo Investment Corp.	5.125%	8/15/2030	7,846	8,012
Diageo Investment Corp.	5.625%	4/15/2035	5,286	5,473
Diageo Investment Corp.	7.450%	4/15/2035	1,450	1,695
Diageo Investment Corp.	4.250%	5/11/2042	1,512	1,288
Dollar General Corp.	4.125%	5/1/2028	12,884	12,801
Dollar General Corp.	5.200%	7/5/2028	2,331	2,359
Dollar General Corp.	3.500%	4/3/2030	4,464	4,252
Dollar General Corp.	5.000%	11/1/2032	6,566	6,523
Dollar General Corp.	5.450%	7/5/2033	10,900	11,028
Dollar General Corp.	4.125%	4/3/2050	4,062	3,059
Dollar General Corp.	5.500%	11/1/2052	10,000	9,276
Dollar Tree Inc.	4.200%	5/15/2028	22,112	21,966
Dollar Tree Inc.	2.650%	12/1/2031	5,281	4,699
Dollar Tree Inc.	3.375%	12/1/2051	14,175	9,162
Estee Lauder Cos. Inc.	4.375%	5/15/2028	5,000	5,005
Estee Lauder Cos. Inc.	2.600%	4/15/2030	15,600	14,478
Estee Lauder Cos. Inc.	1.950%	3/15/2031	11,000	9,712
Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,362	7,237
Estee Lauder Cos. Inc.	6.000%	5/15/2037	8,000	8,480
Estee Lauder Cos. Inc.	3.125%	12/1/2049	3,902	2,471
Flowers Foods Inc.	2.400%	3/15/2031	11,381	9,631
Flowers Foods Inc.	6.200%	3/15/2055	4,700	3,814
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	5,000	4,312
General Mills Inc.	4.200%	4/17/2028	32,580	32,395
General Mills Inc.	4.875%	1/30/2030	8,250	8,302
General Mills Inc.	2.875%	4/15/2030	6,891	6,428
General Mills Inc.	4.950%	3/29/2033	14,987	14,828
General Mills Inc.	5.250%	1/30/2035	20,300	20,058
General Mills Inc.	5.400%	6/15/2040	5,050	4,865
Haleon US Capital LLC	3.375%	3/24/2029	11,650	11,330
Haleon US Capital LLC	3.625%	3/24/2032	36,500	34,379
Haleon US Capital LLC	4.000%	3/24/2052	14,625	11,229
Hershey Co.	4.250%	5/4/2028	6,427	6,444
Hershey Co.	4.750%	2/24/2030	4,050	4,115
Hershey Co.	4.500%	5/4/2033	6,670	6,649
Hershey Co.	5.100%	2/24/2035	10,000	10,209
Hormel Foods Corp.	1.700%	6/3/2028	13,760	13,039
Hormel Foods Corp.	1.800%	6/11/2030	8,575	7,709
Hormel Foods Corp.	3.050%	6/3/2051	10,002	6,389
Ingredion Inc.	2.900%	6/1/2030	8,075	7,565
Ingredion Inc.	3.900%	6/1/2050	1,650	1,222
J M Smucker Co.	2.375%	3/15/2030	7,875	7,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	6.200%	11/15/2033	12,000	12,708
	J M Smucker Co.	4.250%	3/15/2035	4,550	4,187
	J M Smucker Co.	6.500%	11/15/2043	9,270	9,671
	J M Smucker Co.	4.375%	3/15/2045	5,000	4,080
	J M Smucker Co.	6.500%	11/15/2053	14,800	15,365
	JBS NV	3.000%	2/2/2029	3,057	2,933
	JBS NV	3.750%	12/1/2031	7,000	6,556
	JBS NV	3.625%	1/15/2032	670	620
	JBS NV	3.000%	5/15/2032	3,000	2,664
	JBS NV	5.750%	4/1/2033	19,801	20,440
	JBS NV	6.750%	3/15/2034	17,401	19,108
	JBS NV	5.950%	4/20/2035	11,450	11,880
	JBS NV	5.500%	1/15/2036	11,050	11,048
[6,8]	JBS NV	5.625%	3/10/2037	13,650	13,668
	JBS NV	4.375%	2/2/2052	24,625	18,708
	JBS NV	6.500%	12/1/2052	22,700	22,938
	JBS NV	7.250%	11/15/2053	10,466	11,501
	JBS NV	6.375%	2/25/2055	17,354	17,254
	JBS NV	6.250%	3/1/2056	17,955	17,571
[6,8]	JBS NV	6.400%	5/10/2057	12,750	12,656
	JBS NV	6.375%	4/15/2066	11,700	11,446
	Kellanova	3.400%	11/15/2027	10,475	10,344
	Kellanova	4.300%	5/15/2028	4,850	4,852
[3]	Kellanova	7.450%	4/1/2031	8,000	9,019
	Kellanova	4.500%	4/1/2046	7,650	6,488
	Kellanova	5.750%	5/16/2054	3,250	3,162
	Kenvue Inc.	5.050%	3/22/2028	10,500	10,663
	Kenvue Inc.	5.000%	3/22/2030	12,000	12,222
	Kenvue Inc.	4.900%	3/22/2033	24,105	24,288
	Kenvue Inc.	5.100%	3/22/2043	14,800	13,996
	Kenvue Inc.	5.050%	3/22/2053	16,000	14,448
	Kenvue Inc.	5.200%	3/22/2063	8,200	7,346
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	8,500	8,392
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	17,535	17,172
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	23,750	22,274
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,000	1,979
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	3,000	2,648
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	8,450	8,538
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	11,000	10,404
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	11,810	11,710
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	26,350	25,677
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	4,000	3,125
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,100	4,947
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	3,750	2,407
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	16,000	12,434
	Kimberly-Clark Corp.	3.200%	4/25/2029	7,875	7,645
	Kimberly-Clark Corp.	2.000%	11/2/2031	7,200	6,392
	Kimberly-Clark Corp.	5.300%	3/1/2041	8,275	8,234
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	2,123	2,123
	Kraft Heinz Foods Co.	3.875%	5/15/2027	16,218	16,109
	Kraft Heinz Foods Co.	3.750%	4/1/2030	4,050	3,920
	Kraft Heinz Foods Co.	5.400%	3/15/2035	4,000	3,996
	Kraft Heinz Foods Co.	5.000%	7/15/2035	10,900	10,587
	Kraft Heinz Foods Co.	6.875%	1/26/2039	8,000	8,663
	Kraft Heinz Foods Co.	4.625%	10/1/2039	10,000	8,836
	Kraft Heinz Foods Co.	6.500%	2/9/2040	6,875	7,179
	Kraft Heinz Foods Co.	5.000%	6/4/2042	19,025	16,721
	Kraft Heinz Foods Co.	5.200%	7/15/2045	17,050	14,887
	Kraft Heinz Foods Co.	4.375%	6/1/2046	34,186	26,669
	Kraft Heinz Foods Co.	4.875%	10/1/2049	17,950	14,646
	Kraft Heinz Foods Co.	5.500%	6/1/2050	10,450	9,316
	Kroger Co.	4.500%	1/15/2029	1,435	1,441
[3]	Kroger Co.	7.700%	6/1/2029	4,025	4,380
	Kroger Co.	8.000%	9/15/2029	6,150	6,820
	Kroger Co.	2.200%	5/1/2030	5,031	4,595
	Kroger Co.	1.700%	1/15/2031	6,102	5,333
	Kroger Co.	7.500%	4/1/2031	1,125	1,268
	Kroger Co.	5.000%	9/15/2034	29,730	29,368
	Kroger Co.	6.900%	4/15/2038	3,327	3,769
	Kroger Co.	5.400%	7/15/2040	4,010	3,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	5.000%	4/15/2042	4,524	4,178
	Kroger Co.	5.150%	8/1/2043	2,350	2,178
	Kroger Co.	3.875%	10/15/2046	14,619	11,061
	Kroger Co.	4.450%	2/1/2047	17,409	14,288
	Kroger Co.	4.650%	1/15/2048	3,191	2,668
	Kroger Co.	5.400%	1/15/2049	7,185	6,674
	Kroger Co.	3.950%	1/15/2050	7,745	5,755
	Kroger Co.	5.500%	9/15/2054	19,212	17,849
	Kroger Co.	5.650%	9/15/2064	18,314	17,015
[8]	Maple Parent Holdings Corp.	4.750%	3/26/2029	2,000	1,999
	McCormick & Co. Inc.	3.400%	8/15/2027	10,500	10,380
	McCormick & Co. Inc.	4.150%	2/15/2029	3,400	3,366
	McCormick & Co. Inc.	1.850%	2/15/2031	9,390	8,169
	McCormick & Co. Inc.	4.950%	4/15/2033	5,000	4,943
	McCormick & Co. Inc.	4.700%	10/15/2034	6,250	5,962
	Molson Coors Beverage Co.	5.000%	5/1/2042	10,925	9,818
	Molson Coors Beverage Co.	4.200%	7/15/2046	20,725	16,169
	Mondelez International Inc.	4.250%	5/6/2028	8,300	8,287
	Mondelez International Inc.	4.125%	5/7/2028	25,100	24,946
	Mondelez International Inc.	4.750%	2/20/2029	20,650	20,859
	Mondelez International Inc.	2.750%	4/13/2030	9,006	8,390
	Mondelez International Inc.	1.500%	2/4/2031	5,100	4,410
	Mondelez International Inc.	3.000%	3/17/2032	7,750	7,010
	Mondelez International Inc.	1.875%	10/15/2032	14,245	12,093
	Mondelez International Inc.	5.125%	5/6/2035	4,000	4,007
	Mondelez International Inc.	2.625%	9/4/2050	15,275	8,920
	PepsiCo Inc.	3.000%	10/15/2027	22,525	22,196
	PepsiCo Inc.	4.450%	5/15/2028	10,675	10,761
	PepsiCo Inc.	4.100%	1/15/2029	12,550	12,540
	PepsiCo Inc.	7.000%	3/1/2029	3,527	3,800
	PepsiCo Inc.	2.625%	7/29/2029	6,909	6,575
	PepsiCo Inc.	2.750%	3/19/2030	27,510	25,998
	PepsiCo Inc.	1.625%	5/1/2030	16,520	14,890
	PepsiCo Inc.	4.300%	7/23/2030	6,000	6,014
	PepsiCo Inc.	1.400%	2/25/2031	9,200	8,023
	PepsiCo Inc.	1.950%	10/21/2031	19,900	17,548
	PepsiCo Inc.	3.900%	7/18/2032	8,951	8,685
	PepsiCo Inc.	4.650%	7/23/2032	19,900	20,021
	PepsiCo Inc.	5.000%	2/7/2035	8,635	8,730
	PepsiCo Inc.	5.000%	7/23/2035	41,050	41,462
	PepsiCo Inc.	5.500%	1/15/2040	6,500	6,676
	PepsiCo Inc.	3.500%	3/19/2040	9,500	7,888
	PepsiCo Inc.	2.625%	10/21/2041	11,353	8,114
	PepsiCo Inc.	4.000%	3/5/2042	3,900	3,293
	PepsiCo Inc.	3.600%	8/13/2042	2,200	1,768
	PepsiCo Inc.	4.250%	10/22/2044	3,525	2,993
	PepsiCo Inc.	4.450%	4/14/2046	11,925	10,331
	PepsiCo Inc.	3.450%	10/6/2046	15,075	11,178
	PepsiCo Inc.	3.375%	7/29/2049	14,020	9,913
	PepsiCo Inc.	2.875%	10/15/2049	9,400	6,046
	PepsiCo Inc.	3.625%	3/19/2050	16,308	12,014
	PepsiCo Inc.	2.750%	10/21/2051	10,500	6,446
	PepsiCo Inc.	4.200%	7/18/2052	10,760	8,660
	PepsiCo Inc.	4.650%	2/15/2053	5,000	4,318
	PepsiCo Inc.	5.250%	7/17/2054	11,100	10,624
	PepsiCo Inc.	3.875%	3/19/2060	2,000	1,489
	Philip Morris International Inc.	3.125%	8/17/2027	11,934	11,781
	Philip Morris International Inc.	4.375%	11/1/2027	4,450	4,461
	Philip Morris International Inc.	5.125%	11/17/2027	15,000	15,198
	Philip Morris International Inc.	4.875%	2/15/2028	29,973	30,305
	Philip Morris International Inc.	4.125%	4/28/2028	8,250	8,234
	Philip Morris International Inc.	5.250%	9/7/2028	5,000	5,126
	Philip Morris International Inc.	3.875%	10/27/2028	5,150	5,104
	Philip Morris International Inc.	4.875%	2/13/2029	8,735	8,866
	Philip Morris International Inc.	4.625%	11/1/2029	9,250	9,327
	Philip Morris International Inc.	5.625%	11/17/2029	20,770	21,599
	Philip Morris International Inc.	5.125%	2/15/2030	27,345	27,914
	Philip Morris International Inc.	4.375%	4/30/2030	9,375	9,330
	Philip Morris International Inc.	2.100%	5/1/2030	1,700	1,549
	Philip Morris International Inc.	5.500%	9/7/2030	13,494	14,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.000%	10/29/2030	11,140	10,905
	Philip Morris International Inc.	1.750%	11/1/2030	20,199	17,886
	Philip Morris International Inc.	5.125%	2/13/2031	16,000	16,347
	Philip Morris International Inc.	4.750%	11/1/2031	9,000	9,037
	Philip Morris International Inc.	4.250%	10/29/2032	20,477	19,876
	Philip Morris International Inc.	5.750%	11/17/2032	30,000	31,547
	Philip Morris International Inc.	5.375%	2/15/2033	28,707	29,506
	Philip Morris International Inc.	5.625%	9/7/2033	13,472	14,054
	Philip Morris International Inc.	5.250%	2/13/2034	28,047	28,582
	Philip Morris International Inc.	4.900%	11/1/2034	2,500	2,486
	Philip Morris International Inc.	4.875%	4/30/2035	24,965	24,580
	Philip Morris International Inc.	4.625%	10/29/2035	18,910	18,187
	Philip Morris International Inc.	6.375%	5/16/2038	7,600	8,294
	Philip Morris International Inc.	4.375%	11/15/2041	20,418	17,735
	Philip Morris International Inc.	4.500%	3/20/2042	8,995	7,847
	Philip Morris International Inc.	3.875%	8/21/2042	15,802	12,692
	Philip Morris International Inc.	4.125%	3/4/2043	12,640	10,460
	Philip Morris International Inc.	4.875%	11/15/2043	3,529	3,173
	Philip Morris International Inc.	4.250%	11/10/2044	8,935	7,401
	Pilgrim's Pride Corp.	4.250%	4/15/2031	9,800	9,383
	Pilgrim's Pride Corp.	3.500%	3/1/2032	15,213	13,811
	Pilgrim's Pride Corp.	6.250%	7/1/2033	13,000	13,572
	Pilgrim's Pride Corp.	6.875%	5/15/2034	5,500	5,937
	Procter & Gamble Co.	2.850%	8/11/2027	6,575	6,485
	Procter & Gamble Co.	4.350%	1/29/2029	12,700	12,836
	Procter & Gamble Co.	3.000%	3/25/2030	30,127	28,839
	Procter & Gamble Co.	4.050%	5/1/2030	3,450	3,436
	Procter & Gamble Co.	1.200%	10/29/2030	15,351	13,434
	Procter & Gamble Co.	4.100%	11/3/2032	13,150	12,935
	Procter & Gamble Co.	4.050%	1/26/2033	9,475	9,335
	Procter & Gamble Co.	4.550%	1/29/2034	25,500	25,531
	Procter & Gamble Co.	4.600%	5/1/2035	5,650	5,624
	Procter & Gamble Co.	4.350%	11/3/2035	13,375	12,967
	Procter & Gamble Co.	5.550%	3/5/2037	4,500	4,779
	Reynolds American Inc.	5.700%	8/15/2035	15,788	16,225
	Reynolds American Inc.	7.250%	6/15/2037	4,800	5,468
[3]	Reynolds American Inc.	8.125%	5/1/2040	2,239	2,655
[3]	Reynolds American Inc.	7.000%	8/4/2041	2,040	2,178
	Reynolds American Inc.	6.150%	9/15/2043	8,575	8,623
	Reynolds American Inc.	5.850%	8/15/2045	43,590	42,181
	Sysco Corp.	3.250%	7/15/2027	14,864	14,618
	Sysco Corp.	5.750%	1/17/2029	6,000	6,166
	Sysco Corp.	5.950%	4/1/2030	5,058	5,249
	Sysco Corp.	5.100%	9/23/2030	8,225	8,290
	Sysco Corp.	4.400%	7/25/2031	3,200	3,102
	Sysco Corp.	6.000%	1/17/2034	7,250	7,567
	Sysco Corp.	5.400%	3/23/2035	6,525	6,480
	Sysco Corp.	4.950%	3/25/2036	7,833	7,472
	Sysco Corp.	6.600%	4/1/2040	8,415	8,944
	Sysco Corp.	4.500%	4/1/2046	8,950	7,263
	Sysco Corp.	4.450%	3/15/2048	7,425	5,863
	Sysco Corp.	3.300%	2/15/2050	9,262	6,033
	Sysco Corp.	6.600%	4/1/2050	14,832	15,314
	Sysco Corp.	3.150%	12/14/2051	7,700	4,739
	Target Corp.	4.350%	6/15/2028	4,745	4,768
	Target Corp.	3.375%	4/15/2029	11,850	11,579
	Target Corp.	2.350%	2/15/2030	1,730	1,611
	Target Corp.	2.650%	9/15/2030	5,000	4,651
	Target Corp.	4.500%	9/15/2032	4,245	4,278
	Target Corp.	4.400%	1/15/2033	8,500	8,449
	Target Corp.	4.500%	9/15/2034	30,016	29,222
	Target Corp.	5.000%	4/15/2035	7,700	7,722
	Target Corp.	5.250%	2/15/2036	23,289	23,571
	Target Corp.	6.500%	10/15/2037	5,208	5,823
	Target Corp.	4.000%	7/1/2042	13,250	10,997
	Target Corp.	3.625%	4/15/2046	4,046	3,044
	Target Corp.	2.950%	1/15/2052	4,000	2,525
	Target Corp.	4.800%	1/15/2053	12,000	10,529
	Tyson Foods Inc.	3.550%	6/2/2027	16,175	16,023
	Tyson Foods Inc.	4.350%	3/1/2029	17,500	17,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	5.400%	3/15/2029	4,000	4,102
	Tyson Foods Inc.	5.700%	3/15/2034	14,000	14,493
	Tyson Foods Inc.	4.875%	8/15/2034	4,000	3,934
	Tyson Foods Inc.	4.950%	2/20/2036	7,000	6,840
	Tyson Foods Inc.	5.150%	8/15/2044	5,625	5,190
	Tyson Foods Inc.	5.100%	9/28/2048	24,063	21,636
	Unilever Capital Corp.	2.900%	5/5/2027	23,000	22,736
	Unilever Capital Corp.	4.250%	8/12/2027	5,000	5,014
	Unilever Capital Corp.	4.875%	9/8/2028	7,500	7,623
	Unilever Capital Corp.	2.125%	9/6/2029	23,366	21,859
	Unilever Capital Corp.	1.375%	9/14/2030	2,500	2,210
	Unilever Capital Corp.	1.750%	8/12/2031	5,900	5,166
	Unilever Capital Corp.	5.900%	11/15/2032	8,600	9,306
	Unilever Capital Corp.	5.000%	12/8/2033	11,900	12,159
	Unilever Capital Corp.	4.625%	8/12/2034	10,000	9,887
[3]	Unilever Capital Corp.	2.625%	8/12/2051	12,457	7,530
	Walmart Inc.	4.100%	4/28/2027	10,500	10,523
	Walmart Inc.	3.950%	9/9/2027	2,667	2,668
	Walmart Inc.	3.700%	6/26/2028	14,146	14,073
	Walmart Inc.	3.250%	7/8/2029	21,465	20,973
	Walmart Inc.	2.375%	9/24/2029	13,623	12,873
	Walmart Inc.	4.350%	4/28/2030	12,655	12,778
	Walmart Inc.	1.800%	9/22/2031	3,000	2,660
	Walmart Inc.	4.150%	9/9/2032	6,200	6,173
	Walmart Inc.	4.100%	4/15/2033	200	197
	Walmart Inc.	4.900%	4/28/2035	37,264	37,757
	Walmart Inc.	5.250%	9/1/2035	13,067	13,638
	Walmart Inc.	6.200%	4/15/2038	13,580	15,116
	Walmart Inc.	3.950%	6/28/2038	14,675	13,563
	Walmart Inc.	4.000%	4/11/2043	11,385	9,711
	Walmart Inc.	4.300%	4/22/2044	7,800	6,911
	Walmart Inc.	3.625%	12/15/2047	19,378	14,902
	Walmart Inc.	4.050%	6/29/2048	7,647	6,248
	Walmart Inc.	2.950%	9/24/2049	8,470	5,650
	Walmart Inc.	2.650%	9/22/2051	2,045	1,259
					5,089,876
Energy (1.8%)
	Antero Resources Corp.	5.400%	2/1/2036	11,400	11,225
	APA Corp.	6.750%	2/15/2055	13,325	13,388
	Baker Hughes Holdings LLC	4.050%	3/11/2029	7,700	7,655
	Baker Hughes Holdings LLC	4.350%	6/15/2031	11,168	11,024
	Baker Hughes Holdings LLC	4.650%	6/15/2033	7,218	7,106
	Baker Hughes Holdings LLC	5.000%	6/15/2036	46,255	45,398
	Baker Hughes Holdings LLC	4.080%	12/15/2047	10,500	8,225
	Baker Hughes Holdings LLC	5.850%	6/15/2056	14,926	14,591
	Boardwalk Pipelines LP	4.450%	7/15/2027	21,695	21,676
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,000	2,764
	Boardwalk Pipelines LP	5.625%	8/1/2034	10,000	10,256
	Boardwalk Pipelines LP	5.375%	2/15/2036	11,425	11,243
	BP Capital Markets America Inc.	3.543%	4/6/2027	8,471	8,412
[3]	BP Capital Markets America Inc.	3.588%	4/14/2027	5,253	5,221
	BP Capital Markets America Inc.	5.017%	11/17/2027	12,510	12,681
	BP Capital Markets America Inc.	3.937%	9/21/2028	9,750	9,684
	BP Capital Markets America Inc.	4.234%	11/6/2028	34,680	34,692
	BP Capital Markets America Inc.	4.699%	4/10/2029	5,855	5,922
	BP Capital Markets America Inc.	4.970%	10/17/2029	6,120	6,247
	BP Capital Markets America Inc.	4.868%	11/25/2029	16,750	17,056
	BP Capital Markets America Inc.	3.633%	4/6/2030	13,910	13,542
	BP Capital Markets America Inc.	1.749%	8/10/2030	6,466	5,785
	BP Capital Markets America Inc.	2.721%	1/12/2032	20,000	18,087
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,000	24,077
	BP Capital Markets America Inc.	4.893%	9/11/2033	43,750	44,024
	BP Capital Markets America Inc.	4.989%	4/10/2034	9,611	9,680
	BP Capital Markets America Inc.	5.227%	11/17/2034	46,453	47,384
	BP Capital Markets America Inc.	3.060%	6/17/2041	37,750	28,435
	BP Capital Markets America Inc.	3.000%	2/24/2050	23,664	15,248
	BP Capital Markets America Inc.	2.772%	11/10/2050	18,655	11,445
	BP Capital Markets America Inc.	2.939%	6/4/2051	38,600	24,320
	BP Capital Markets America Inc.	3.001%	3/17/2052	11,625	7,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.379%	2/8/2061	16,400	10,597
	BP Capital Markets plc	3.279%	9/19/2027	22,573	22,293
	BP Capital Markets plc	3.723%	11/28/2028	12,825	12,629
	Burlington Resources LLC	7.200%	8/15/2031	5,472	6,138
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	16,325	16,231
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	9,300	9,446
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,000	8,467
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	14,775	16,402
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,845	4,135
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	2,500	2,528
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	3,212	3,346
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	7,965	8,506
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	5,723	6,021
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	9,035	9,822
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	7,500	6,539
	Cenovus Energy Inc.	4.650%	3/20/2031	3,850	3,824
	Cenovus Energy Inc.	2.650%	1/15/2032	5,600	4,982
	Cenovus Energy Inc.	5.400%	3/20/2036	6,750	6,711
	Cenovus Energy Inc.	5.250%	6/15/2037	2,889	2,793
	Cenovus Energy Inc.	6.750%	11/15/2039	2,504	2,728
	Cenovus Energy Inc.	5.400%	6/15/2047	7,462	6,748
	Cenovus Energy Inc.	3.750%	2/15/2052	14,400	10,068
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	27,354	27,504
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	16,250	15,797
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	7,900	6,689
	Cheniere Energy Inc.	4.625%	10/15/2028	13,674	13,629
	Cheniere Energy Inc.	5.650%	4/15/2034	17,590	18,124
[8]	Cheniere Energy Inc.	5.200%	7/30/2036	6,643	6,570
[8]	Cheniere Energy Inc.	6.000%	7/30/2056	9,100	9,060
	Cheniere Energy Partners LP	4.500%	10/1/2029	15,400	15,307
	Cheniere Energy Partners LP	4.000%	3/1/2031	36,110	34,669
	Cheniere Energy Partners LP	3.250%	1/31/2032	20,100	18,304
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,498	6,816
	Cheniere Energy Partners LP	5.750%	8/15/2034	20,300	20,929
	Cheniere Energy Partners LP	5.550%	10/30/2035	16,420	16,685
	Chevron Corp.	2.236%	5/11/2030	18,468	17,053
	Chevron USA Inc.	1.018%	8/12/2027	9,167	8,798
	Chevron USA Inc.	3.950%	8/13/2027	13,611	13,613
	Chevron USA Inc.	4.475%	2/26/2028	5,350	5,393
	Chevron USA Inc.	4.050%	8/13/2028	22,363	22,375
	Chevron USA Inc.	3.250%	10/15/2029	8,000	7,750
	Chevron USA Inc.	4.687%	4/15/2030	31,318	31,808
	Chevron USA Inc.	4.300%	10/15/2030	7,248	7,265
	Chevron USA Inc.	4.819%	4/15/2032	6,855	6,993
	Chevron USA Inc.	4.500%	10/15/2032	19,043	19,100
	Chevron USA Inc.	4.980%	4/15/2035	3,199	3,242
	Chevron USA Inc.	4.850%	10/15/2035	22,450	22,521
	Chevron USA Inc.	5.250%	11/15/2043	6,550	6,492
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	5,342	4,849
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	7,600	5,779
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,300	5,177
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5,000	4,472
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	33,050	33,175
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	5,500	6,029
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	11,325	13,086
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	4,535	4,429
	ConocoPhillips	5.900%	10/15/2032	3,625	3,896
	ConocoPhillips	5.900%	5/15/2038	10,161	10,750
	ConocoPhillips	6.500%	2/1/2039	12,731	14,087
	ConocoPhillips	4.875%	10/1/2047	7,794	6,865
	ConocoPhillips Co.	4.700%	1/15/2030	20,800	20,992
	ConocoPhillips Co.	4.850%	1/15/2032	19,000	19,295
	ConocoPhillips Co.	5.000%	1/15/2035	24,700	24,804
	ConocoPhillips Co.	3.758%	3/15/2042	8,574	6,911
	ConocoPhillips Co.	4.300%	11/15/2044	13,848	11,612
	ConocoPhillips Co.	3.800%	3/15/2052	12,530	9,159
	ConocoPhillips Co.	5.300%	5/15/2053	12,470	11,536
	ConocoPhillips Co.	5.550%	3/15/2054	11,000	10,540
	ConocoPhillips Co.	5.500%	1/15/2055	43,600	41,649
	ConocoPhillips Co.	4.025%	3/15/2062	18,503	13,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	5.700%	9/15/2063	7,500	7,219
	ConocoPhillips Co.	5.650%	1/15/2065	25,840	24,625
	Continental Resources Inc.	4.375%	1/15/2028	7,577	7,520
	Continental Resources Inc.	4.900%	6/1/2044	8,900	7,031
	Coterra Energy Inc.	3.900%	5/15/2027	11,055	10,980
	Coterra Energy Inc.	4.375%	3/15/2029	3,280	3,270
	Coterra Energy Inc.	5.600%	3/15/2034	5,800	5,935
	Coterra Energy Inc.	5.400%	2/15/2035	2,400	2,409
	Coterra Energy Inc.	5.900%	2/15/2055	10,635	10,142
	DCP Midstream Operating LP	5.625%	7/15/2027	6,343	6,425
	DCP Midstream Operating LP	5.125%	5/15/2029	3,488	3,543
	DCP Midstream Operating LP	8.125%	8/16/2030	3,400	3,881
	DCP Midstream Operating LP	3.250%	2/15/2032	6,631	6,036
	DCP Midstream Operating LP	5.600%	4/1/2044	4,000	3,802
	Devon Energy Corp.	4.500%	1/15/2030	2,698	2,689
	Devon Energy Corp.	7.875%	9/30/2031	3,030	3,482
	Devon Energy Corp.	7.950%	4/15/2032	3,314	3,812
	Devon Energy Corp.	4.750%	5/15/2042	8,480	7,443
	Devon Energy Corp.	5.000%	6/15/2045	1,850	1,622
	Devon Energy Corp.	5.750%	9/15/2054	6,000	5,642
	Diamondback Energy Inc.	5.200%	4/18/2027	30,835	31,093
	Diamondback Energy Inc.	3.500%	12/1/2029	8,750	8,439
	Diamondback Energy Inc.	5.150%	1/30/2030	32,339	33,030
	Diamondback Energy Inc.	3.125%	3/24/2031	12,925	11,994
	Diamondback Energy Inc.	6.250%	3/15/2033	10,500	11,212
	Diamondback Energy Inc.	5.400%	4/18/2034	5,010	5,089
	Diamondback Energy Inc.	5.550%	4/1/2035	23,261	23,748
	Diamondback Energy Inc.	4.250%	3/15/2052	7,430	5,752
	Diamondback Energy Inc.	6.250%	3/15/2053	7,690	7,776
	Diamondback Energy Inc.	5.750%	4/18/2054	47,005	44,511
	Diamondback Energy Inc.	5.900%	4/18/2064	15,015	14,260
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	14,150	14,675
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	10,250	9,640
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	3,375	3,426
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	5,000	4,737
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5,478	4,667
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	4,725	5,478
	Enbridge Energy Partners LP	5.500%	9/15/2040	9,573	9,356
	Enbridge Energy Partners LP	7.375%	10/15/2045	5,880	6,719
	Enbridge Inc.	5.250%	4/5/2027	8,635	8,706
	Enbridge Inc.	3.700%	7/15/2027	6,675	6,617
	Enbridge Inc.	4.600%	6/20/2028	2,225	2,231
	Enbridge Inc.	6.000%	11/15/2028	8,180	8,492
	Enbridge Inc.	4.200%	11/20/2028	5,150	5,113
	Enbridge Inc.	5.300%	4/5/2029	9,080	9,272
	Enbridge Inc.	3.125%	11/15/2029	14,295	13,617
	Enbridge Inc.	4.900%	6/20/2030	26,025	26,300
	Enbridge Inc.	6.200%	11/15/2030	37,630	39,906
	Enbridge Inc.	4.500%	2/15/2031	8,887	8,792
	Enbridge Inc.	5.700%	3/8/2033	26,395	27,358
	Enbridge Inc.	2.500%	8/1/2033	16,100	13,686
	Enbridge Inc.	5.625%	4/5/2034	23,800	24,566
	Enbridge Inc.	5.200%	11/20/2035	5,625	5,599
	Enbridge Inc.	4.500%	6/10/2044	6,495	5,417
	Enbridge Inc.	5.500%	12/1/2046	6,615	6,309
	Enbridge Inc.	4.000%	11/15/2049	5,750	4,329
	Enbridge Inc.	3.400%	8/1/2051	15,800	10,587
	Enbridge Inc.	6.700%	11/15/2053	13,536	14,712
	Enbridge Inc.	5.950%	4/5/2054	15,900	15,798
	Enbridge Inc.	7.200%	6/27/2054	7,945	8,358
	Enbridge Inc.	7.375%	3/15/2055	3,750	3,924
	Energy Transfer LP	4.200%	4/15/2027	6,900	6,886
[3]	Energy Transfer LP	5.500%	6/1/2027	12,000	12,113
	Energy Transfer LP	4.000%	10/1/2027	15,000	14,901
	Energy Transfer LP	5.550%	2/15/2028	23,280	23,720
	Energy Transfer LP	4.950%	5/15/2028	12,200	12,307
	Energy Transfer LP	4.950%	6/15/2028	13,110	13,248
	Energy Transfer LP	5.250%	4/15/2029	22,800	23,231
	Energy Transfer LP	5.250%	7/1/2029	4,244	4,337
	Energy Transfer LP	4.150%	9/15/2029	3,000	2,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.200%	4/1/2030	4,375	4,474
	Energy Transfer LP	3.750%	5/15/2030	16,180	15,642
	Energy Transfer LP	6.400%	12/1/2030	10,870	11,616
	Energy Transfer LP	4.550%	1/15/2031	10,125	10,033
	Energy Transfer LP	5.750%	2/15/2033	17,060	17,742
	Energy Transfer LP	6.550%	12/1/2033	21,230	22,926
	Energy Transfer LP	5.550%	5/15/2034	12,810	13,032
	Energy Transfer LP	5.600%	9/1/2034	13,594	13,869
	Energy Transfer LP	4.900%	3/15/2035	4,100	3,974
	Energy Transfer LP	5.700%	4/1/2035	36,900	37,888
	Energy Transfer LP	5.350%	1/15/2036	7,165	7,119
	Energy Transfer LP	6.625%	10/15/2036	11,675	12,627
[3]	Energy Transfer LP	5.800%	6/15/2038	5,790	5,866
	Energy Transfer LP	7.500%	7/1/2038	6,132	7,027
	Energy Transfer LP	6.050%	6/1/2041	5,690	5,699
	Energy Transfer LP	6.500%	2/1/2042	11,926	12,413
	Energy Transfer LP	6.100%	2/15/2042	2,500	2,475
	Energy Transfer LP	4.950%	1/15/2043	2,850	2,472
	Energy Transfer LP	5.150%	2/1/2043	5,900	5,219
	Energy Transfer LP	5.950%	10/1/2043	4,300	4,186
	Energy Transfer LP	5.300%	4/1/2044	10,675	9,566
	Energy Transfer LP	5.150%	3/15/2045	11,269	9,828
	Energy Transfer LP	5.350%	5/15/2045	9,575	8,551
	Energy Transfer LP	6.125%	12/15/2045	14,450	14,125
	Energy Transfer LP	5.300%	4/15/2047	10,051	8,871
	Energy Transfer LP	5.400%	10/1/2047	13,897	12,352
	Energy Transfer LP	6.000%	6/15/2048	11,300	10,861
	Energy Transfer LP	6.250%	4/15/2049	38,043	37,307
	Energy Transfer LP	5.000%	5/15/2050	34,500	28,608
	Energy Transfer LP	5.950%	5/15/2054	46,140	43,308
	Energy Transfer LP	6.050%	9/1/2054	19,019	18,114
	Energy Transfer LP	6.200%	4/1/2055	35,564	34,526
	Energy Transfer LP	6.300%	1/15/2056	4,826	4,760
	Eni USA Inc.	7.300%	11/15/2027	1,095	1,144
	Enterprise Products Operating LLC	4.300%	6/20/2028	9,625	9,637
	Enterprise Products Operating LLC	4.150%	10/16/2028	1,270	1,267
	Enterprise Products Operating LLC	3.125%	7/31/2029	17,940	17,286
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,900	11,228
	Enterprise Products Operating LLC	4.600%	1/15/2031	20,475	20,517
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,843	6,557
	Enterprise Products Operating LLC	4.850%	1/31/2034	11,220	11,201
	Enterprise Products Operating LLC	4.950%	2/15/2035	49,040	48,981
	Enterprise Products Operating LLC	5.200%	1/15/2036	4,000	4,021
	Enterprise Products Operating LLC	7.550%	4/15/2038	3,330	3,941
	Enterprise Products Operating LLC	6.125%	10/15/2039	5,845	6,222
	Enterprise Products Operating LLC	5.950%	2/1/2041	5,465	5,696
	Enterprise Products Operating LLC	4.850%	8/15/2042	12,293	11,198
	Enterprise Products Operating LLC	4.450%	2/15/2043	15,212	13,163
	Enterprise Products Operating LLC	4.850%	3/15/2044	22,326	20,150
	Enterprise Products Operating LLC	5.100%	2/15/2045	12,370	11,438
	Enterprise Products Operating LLC	4.900%	5/15/2046	16,450	14,686
	Enterprise Products Operating LLC	4.250%	2/15/2048	21,492	17,315
	Enterprise Products Operating LLC	4.800%	2/1/2049	13,298	11,565
	Enterprise Products Operating LLC	4.200%	1/31/2050	18,142	14,403
	Enterprise Products Operating LLC	3.700%	1/31/2051	4,203	3,038
	Enterprise Products Operating LLC	3.200%	2/15/2052	7,999	5,230
	Enterprise Products Operating LLC	3.300%	2/15/2053	14,300	9,458
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,761	1,544
	Enterprise Products Operating LLC	5.550%	2/16/2055	17,300	16,636
	Enterprise Products Operating LLC	3.950%	1/31/2060	11,600	8,357
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	5,100	5,055
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	6,715	6,636
	EOG Resources Inc.	4.400%	7/15/2028	4,575	4,589
	EOG Resources Inc.	4.375%	4/15/2030	11,695	11,663
	EOG Resources Inc.	4.400%	1/15/2031	4,950	4,915
	EOG Resources Inc.	5.000%	7/15/2032	20,223	20,489
	EOG Resources Inc.	3.900%	4/1/2035	2,000	1,839
	EOG Resources Inc.	5.350%	1/15/2036	21,805	22,124
	EOG Resources Inc.	4.950%	4/15/2050	9,900	8,744
	EOG Resources Inc.	5.650%	12/1/2054	12,380	12,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	5.950%	7/15/2055	8,675	8,801
	EQT Corp.	3.900%	10/1/2027	1,083	1,073
	EQT Corp.	5.700%	4/1/2028	4,855	4,961
	EQT Corp.	5.000%	1/15/2029	6,159	6,207
	EQT Corp.	7.000%	2/1/2030	9,600	10,265
	EQT Corp.	4.750%	1/15/2031	23,193	23,091
	EQT Corp.	5.750%	2/1/2034	7,690	7,928
	Expand Energy Corp.	5.375%	3/15/2030	18,915	19,081
	Expand Energy Corp.	4.750%	2/1/2032	10,570	10,300
	Expand Energy Corp.	5.700%	1/15/2035	12,120	12,307
	Exxon Mobil Corp.	2.440%	8/16/2029	9,750	9,275
	Exxon Mobil Corp.	3.482%	3/19/2030	33,116	32,223
	Exxon Mobil Corp.	2.610%	10/15/2030	42,855	40,049
	Exxon Mobil Corp.	2.995%	8/16/2039	11,504	9,133
	Exxon Mobil Corp.	4.227%	3/19/2040	31,450	28,483
	Exxon Mobil Corp.	3.567%	3/6/2045	16,653	12,868
	Exxon Mobil Corp.	4.114%	3/1/2046	13,400	11,044
	Exxon Mobil Corp.	3.095%	8/16/2049	29,434	19,846
	Exxon Mobil Corp.	4.327%	3/19/2050	31,490	26,171
	Exxon Mobil Corp.	3.452%	4/15/2051	26,183	18,645
	Halliburton Co.	2.920%	3/1/2030	10,200	9,614
	Halliburton Co.	4.850%	11/15/2035	16,325	15,877
	Halliburton Co.	6.700%	9/15/2038	16,880	18,521
	Halliburton Co.	7.450%	9/15/2039	33,169	38,778
	Halliburton Co.	4.500%	11/15/2041	3,500	3,029
	Halliburton Co.	4.750%	8/1/2043	14,075	12,304
	Halliburton Co.	5.000%	11/15/2045	19,117	16,949
	Helmerich & Payne Inc.	4.650%	12/1/2027	5,950	5,954
	Helmerich & Payne Inc.	4.850%	12/1/2029	4,200	4,206
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,400	4,823
	Helmerich & Payne Inc.	5.500%	12/1/2034	6,250	6,162
	Hess Corp.	4.300%	4/1/2027	27,087	27,096
	Hess Corp.	7.300%	8/15/2031	9,785	11,059
	Hess Corp.	7.125%	3/15/2033	5,780	6,588
	Hess Corp.	6.000%	1/15/2040	15,050	15,895
	Hess Corp.	5.600%	2/15/2041	12,672	12,902
	Hess Corp.	5.800%	4/1/2047	2,100	2,117
	HF Sinclair Corp.	4.500%	10/1/2030	5,300	5,198
	HF Sinclair Corp.	5.750%	1/15/2031	7,600	7,771
	HF Sinclair Corp.	5.500%	9/1/2032	5,082	5,097
	HF Sinclair Corp.	6.250%	1/15/2035	10,100	10,422
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,930	2,161
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	3,085	3,490
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	5,000	5,192
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	6,875	7,443
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	13,771	15,380
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	9,675	10,331
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	4,200	4,492
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	650	754
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	5,100	5,367
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	9,504	9,226
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	4,380	3,948
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	6,690	5,864
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,137	4,608
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,400	8,880
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	2,629	2,439
	Kinder Morgan Inc.	4.300%	3/1/2028	6,851	6,845
	Kinder Morgan Inc.	5.100%	8/1/2029	3,600	3,671
	Kinder Morgan Inc.	5.150%	6/1/2030	2,200	2,250
	Kinder Morgan Inc.	2.000%	2/15/2031	11,390	10,084
[3]	Kinder Morgan Inc.	7.800%	8/1/2031	1,680	1,917
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	7,956	9,122
	Kinder Morgan Inc.	4.800%	2/1/2033	9,000	8,930
	Kinder Morgan Inc.	5.200%	6/1/2033	7,300	7,426
	Kinder Morgan Inc.	5.300%	12/1/2034	9,244	9,326
	Kinder Morgan Inc.	5.850%	6/1/2035	16,550	17,344
	Kinder Morgan Inc.	5.550%	6/1/2045	44,725	42,651
	Kinder Morgan Inc.	5.050%	2/15/2046	8,935	7,970
	Kinder Morgan Inc.	5.200%	3/1/2048	4,100	3,693
	Kinder Morgan Inc.	3.250%	8/1/2050	5,200	3,376

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	3.600%	2/15/2051	6,000	4,136
Kinder Morgan Inc.	5.450%	8/1/2052	915	844
Kinder Morgan Inc.	5.950%	8/1/2054	30,700	30,448
Marathon Petroleum Corp.	3.800%	4/1/2028	3,825	3,778
Marathon Petroleum Corp.	5.150%	3/1/2030	7,085	7,230
Marathon Petroleum Corp.	5.700%	3/1/2035	48,045	49,293
Marathon Petroleum Corp.	6.500%	3/1/2041	28,232	30,058
Marathon Petroleum Corp.	4.750%	9/15/2044	7,430	6,324
Marathon Petroleum Corp.	4.500%	4/1/2048	7,685	6,082
Marathon Petroleum Corp.	5.000%	9/15/2054	19,640	16,454
MPLX LP	4.250%	12/1/2027	8,960	8,937
MPLX LP	4.000%	3/15/2028	18,215	18,072
MPLX LP	2.650%	8/15/2030	26,116	24,062
MPLX LP	4.950%	9/1/2032	9,998	9,972
MPLX LP	5.000%	1/15/2033	22,000	21,866
MPLX LP	5.000%	3/1/2033	11,680	11,609
MPLX LP	5.500%	6/1/2034	6,725	6,803
MPLX LP	5.400%	4/1/2035	4,880	4,868
MPLX LP	5.400%	9/15/2035	32,170	32,031
MPLX LP	5.300%	4/1/2036	15,750	15,530
MPLX LP	5.200%	3/1/2047	14,335	12,668
MPLX LP	4.700%	4/15/2048	17,490	14,243
MPLX LP	5.500%	2/15/2049	13,060	11,824
MPLX LP	4.950%	3/14/2052	7,000	5,812
MPLX LP	5.650%	3/1/2053	8,300	7,591
MPLX LP	5.950%	4/1/2055	24,720	23,568
MPLX LP	6.200%	9/15/2055	29,035	28,628
MPLX LP	6.100%	4/1/2056	7,850	7,624
NOV Inc.	3.600%	12/1/2029	3,438	3,323
NOV Inc.	3.950%	12/1/2042	11,400	8,959
Occidental Petroleum Corp.	8.875%	7/15/2030	12,542	14,283
Occidental Petroleum Corp.	6.625%	9/1/2030	10,580	11,345
Occidental Petroleum Corp.	7.500%	5/1/2031	9,157	10,193
Occidental Petroleum Corp.	7.875%	9/15/2031	4,850	5,511
Occidental Petroleum Corp.	5.375%	1/1/2032	6,600	6,721
Occidental Petroleum Corp.	5.550%	10/1/2034	15,470	15,722
Occidental Petroleum Corp.	6.450%	9/15/2036	18,043	19,262
Occidental Petroleum Corp.	7.950%	6/15/2039	2,562	2,992
Occidental Petroleum Corp.	6.200%	3/15/2040	8,642	8,813
Occidental Petroleum Corp.	6.600%	3/15/2046	14,262	14,747
Occidental Petroleum Corp.	4.400%	4/15/2046	4,469	3,530
Occidental Petroleum Corp.	4.200%	3/15/2048	4,173	3,115
Occidental Petroleum Corp.	6.050%	10/1/2054	14,195	13,789
ONEOK Inc.	4.000%	7/13/2027	9,250	9,197
ONEOK Inc.	4.250%	9/24/2027	16,500	16,459
ONEOK Inc.	4.550%	7/15/2028	7,621	7,629
ONEOK Inc.	5.650%	11/1/2028	7,000	7,187
ONEOK Inc.	4.350%	3/15/2029	9,600	9,541
ONEOK Inc.	5.375%	6/1/2029	5,680	5,787
ONEOK Inc.	3.400%	9/1/2029	13,025	12,525
ONEOK Inc.	3.100%	3/15/2030	8,000	7,545
ONEOK Inc.	3.250%	6/1/2030	11,150	10,524
ONEOK Inc.	5.800%	11/1/2030	5,000	5,201
ONEOK Inc.	6.350%	1/15/2031	7,000	7,441
ONEOK Inc.	4.750%	10/15/2031	14,250	14,108
ONEOK Inc.	4.950%	10/15/2032	9,868	9,790
ONEOK Inc.	6.050%	9/1/2033	10,000	10,480
ONEOK Inc.	5.650%	9/1/2034	10,700	10,886
ONEOK Inc.	5.050%	11/1/2034	10,000	9,746
ONEOK Inc.	6.000%	6/15/2035	5,428	5,634
ONEOK Inc.	5.400%	10/15/2035	20,200	20,073
ONEOK Inc.	5.150%	10/15/2043	3,775	3,348
ONEOK Inc.	5.600%	4/1/2044	3,990	3,668
ONEOK Inc.	5.050%	4/1/2045	2,490	2,136
ONEOK Inc.	4.250%	9/15/2046	5,285	4,035
ONEOK Inc.	5.450%	6/1/2047	8,065	7,273
ONEOK Inc.	4.950%	7/13/2047	8,134	6,905
ONEOK Inc.	4.200%	10/3/2047	10,710	8,096
ONEOK Inc.	5.200%	7/15/2048	10,600	9,307
ONEOK Inc.	4.450%	9/1/2049	8,210	6,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.950%	3/1/2050	7,450	5,263
	ONEOK Inc.	7.150%	1/15/2051	2,900	3,131
	ONEOK Inc.	6.625%	9/1/2053	23,500	24,134
	ONEOK Inc.	5.700%	11/1/2054	29,940	27,311
	ONEOK Inc.	6.250%	10/15/2055	19,450	19,069
	ONEOK Inc.	5.850%	11/1/2064	9,555	8,728
	ONEOK Partners LP	6.650%	10/1/2036	15,153	16,309
	ONEOK Partners LP	6.850%	10/15/2037	6,725	7,339
	ONEOK Partners LP	6.125%	2/1/2041	750	760
	ONEOK Partners LP	6.200%	9/15/2043	4,185	4,180
	Ovintiv Inc.	5.650%	5/15/2028	7,472	7,671
	Ovintiv Inc.	7.375%	11/1/2031	7,000	7,747
	Ovintiv Inc.	6.250%	7/15/2033	5,825	6,148
	Ovintiv Inc.	6.500%	8/15/2034	8,443	9,005
	Ovintiv Inc.	6.625%	8/15/2037	11,375	12,112
	Ovintiv Inc.	6.500%	2/1/2038	2,200	2,308
	Ovintiv Inc.	7.100%	7/15/2053	4,000	4,326
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	5,400	5,291
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	3,800	3,808
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	4,385	4,710
	Phillips 66	3.900%	3/15/2028	9,896	9,815
	Phillips 66	2.150%	12/15/2030	9,000	8,068
	Phillips 66	4.650%	11/15/2034	4,570	4,421
	Phillips 66	5.875%	5/1/2042	11,111	11,123
	Phillips 66	4.875%	11/15/2044	16,940	14,721
	Phillips 66 Co.	3.150%	12/15/2029	5,275	5,029
	Phillips 66 Co.	5.250%	6/15/2031	23,200	23,789
	Phillips 66 Co.	5.300%	6/30/2033	12,750	12,976
	Phillips 66 Co.	4.950%	3/15/2035	10,844	10,688
	Phillips 66 Co.	4.900%	10/1/2046	5,000	4,326
	Phillips 66 Co.	5.650%	6/15/2054	11,400	10,611
[3]	Phillips 66 Co.	5.875%	3/15/2056	7,380	7,268
[3]	Phillips 66 Co.	6.200%	3/15/2056	16,905	16,836
	Pioneer Natural Resources Co.	1.900%	8/15/2030	13,865	12,482
	Pioneer Natural Resources Co.	2.150%	1/15/2031	10,000	9,015
	Plains All American Pipeline LP	3.550%	12/15/2029	8,200	7,933
	Plains All American Pipeline LP	3.800%	9/15/2030	7,300	7,031
	Plains All American Pipeline LP	4.700%	1/15/2031	12,797	12,774
	Plains All American Pipeline LP	5.700%	9/15/2034	2,500	2,555
	Plains All American Pipeline LP	5.950%	6/15/2035	16,860	17,389
	Plains All American Pipeline LP	5.600%	1/15/2036	8,922	8,950
	Plains All American Pipeline LP	6.650%	1/15/2037	4,100	4,414
	Plains All American Pipeline LP	5.150%	6/1/2042	5,130	4,612
	Plains All American Pipeline LP	4.300%	1/31/2043	3,645	2,956
	Plains All American Pipeline LP	4.700%	6/15/2044	8,580	7,277
	Plains All American Pipeline LP	4.900%	2/15/2045	10,964	9,475
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,100	21,013
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	25,795	25,626
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	3,837	4,009
[8]	Shell Finance US Inc.	3.875%	11/13/2028	15,336	15,218
[3]	Shell Finance US Inc.	2.375%	11/7/2029	46,263	43,407
[3]	Shell Finance US Inc.	2.750%	4/6/2030	23,705	22,314
	Shell Finance US Inc.	4.125%	11/6/2030	7,077	7,009
[3]	Shell Finance US Inc.	4.125%	5/11/2035	38,141	36,179
	Shell Finance US Inc.	4.750%	1/6/2036	24,150	23,729
[8]	Shell Finance US Inc.	6.375%	12/15/2038	30,923	34,010
[3]	Shell Finance US Inc.	4.550%	8/12/2043	16,125	14,196
[3]	Shell Finance US Inc.	4.375%	5/11/2045	32,387	27,530
[3]	Shell Finance US Inc.	4.000%	5/10/2046	23,195	18,437
[3]	Shell Finance US Inc.	3.750%	9/12/2046	6,325	4,834
[8]	Shell Finance US Inc.	3.125%	11/7/2049	8,730	5,784
[3]	Shell Finance US Inc.	3.250%	4/6/2050	15,515	10,550
[8]	Shell Finance US Inc.	3.000%	11/26/2051	21,200	13,548
	Shell International Finance BV	2.875%	11/26/2041	6,580	4,779
	Shell International Finance BV	3.625%	8/21/2042	2,427	1,910
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	4,350	4,370
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,450	11,529
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	14,225	14,132
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	7,975	7,593
	Spectra Energy Partners LP	5.950%	9/25/2043	3,140	3,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spectra Energy Partners LP	4.500%	3/15/2045	12,925	10,827
	Suncor Energy Inc.	7.150%	2/1/2032	6,407	7,096
	Suncor Energy Inc.	5.950%	12/1/2034	13,095	13,697
	Suncor Energy Inc.	6.800%	5/15/2038	5,331	5,820
	Suncor Energy Inc.	6.850%	6/1/2039	7,666	8,388
	Suncor Energy Inc.	4.000%	11/15/2047	9,295	7,009
	Suncor Energy Inc.	3.750%	3/4/2051	8,595	6,051
	Targa Resources Corp.	4.350%	1/15/2029	4,395	4,376
	Targa Resources Corp.	6.150%	3/1/2029	10,050	10,476
	Targa Resources Corp.	4.900%	9/15/2030	6,175	6,230
	Targa Resources Corp.	4.200%	2/1/2033	13,070	12,389
	Targa Resources Corp.	6.125%	3/15/2033	7,794	8,244
	Targa Resources Corp.	5.500%	2/15/2035	34,245	34,565
	Targa Resources Corp.	5.550%	8/15/2035	9,772	9,857
	Targa Resources Corp.	5.650%	2/15/2036	2,450	2,484
	Targa Resources Corp.	5.400%	7/30/2036	13,425	13,328
	Targa Resources Corp.	4.950%	4/15/2052	14,756	12,338
	Targa Resources Corp.	6.250%	7/1/2052	4,900	4,880
	Targa Resources Corp.	6.500%	2/15/2053	6,100	6,257
	Targa Resources Corp.	6.125%	5/15/2055	9,772	9,559
	Targa Resources Partners LP	5.000%	1/15/2028	9,200	9,188
	Targa Resources Partners LP	5.500%	3/1/2030	10,000	10,099
	Targa Resources Partners LP	4.875%	2/1/2031	10,000	9,988
	Targa Resources Partners LP	4.000%	1/15/2032	6,970	6,609
	TC PipeLines LP	3.900%	5/25/2027	7,100	7,052
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	4,000	4,244
	Texas Eastern Transmission LP	7.000%	7/15/2032	3,205	3,557
	TotalEnergies Capital International SA	3.455%	2/19/2029	18,685	18,358
	TotalEnergies Capital International SA	2.829%	1/10/2030	11,000	10,433
	TotalEnergies Capital International SA	2.986%	6/29/2041	15,428	11,484
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,400	988
	TotalEnergies Capital International SA	3.127%	5/29/2050	35,100	23,171
	TotalEnergies Capital International SA	3.386%	6/29/2060	7,000	4,489
	TotalEnergies Capital SA	3.883%	10/11/2028	5,780	5,766
	TotalEnergies Capital SA	5.150%	4/5/2034	14,400	14,737
	TotalEnergies Capital SA	4.724%	9/10/2034	29,697	29,539
	TotalEnergies Capital SA	5.488%	4/5/2054	48,455	46,508
	TotalEnergies Capital SA	5.638%	4/5/2064	14,385	13,827
	TotalEnergies Capital SA	5.425%	9/10/2064	14,685	13,650
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	18,620	18,455
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	15,667	15,508
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	20,229	19,913
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,100	10,055
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	13,610	13,349
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	35,611	34,442
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	3,990	4,100
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	10,025	10,431
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	24,155	25,597
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,000	5,695
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	12,134	12,622
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	23,000	23,337
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	11,200	11,128
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	14,546	13,832
[8]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	27,702	27,489
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	3,850	3,703
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	2,923	2,513
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	6,550	5,470
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	5,400	4,072
[8]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	5,056	4,938
	Valero Energy Corp.	4.350%	6/1/2028	11,262	11,269
	Valero Energy Corp.	5.150%	2/15/2030	1,420	1,450
	Valero Energy Corp.	7.500%	4/15/2032	6,041	6,840
	Valero Energy Corp.	5.150%	3/10/2036	6,100	6,016
	Valero Energy Corp.	6.625%	6/15/2037	18,035	19,727
	Valero Energy Corp.	3.650%	12/1/2051	8,400	5,732
	Valero Energy Corp.	4.000%	6/1/2052	4,500	3,269
	Viper Energy Partners LLC	4.900%	8/1/2030	2,000	2,003
	Viper Energy Partners LLC	5.700%	8/1/2035	14,700	14,823
	Western Midstream Operating LP	4.500%	3/1/2028	4,282	4,287
	Western Midstream Operating LP	4.750%	8/15/2028	2,157	2,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	6.350%	1/15/2029	8,620	8,976
	Western Midstream Operating LP	4.050%	2/1/2030	13,573	13,189
	Western Midstream Operating LP	4.800%	3/1/2031	5,750	5,694
	Western Midstream Operating LP	6.150%	4/1/2033	5,835	6,094
	Western Midstream Operating LP	5.450%	11/15/2034	9,115	9,033
	Western Midstream Operating LP	5.500%	12/15/2035	4,296	4,225
	Western Midstream Operating LP	5.450%	4/1/2044	6,600	5,889
	Western Midstream Operating LP	5.300%	3/1/2048	6,520	5,510
	Western Midstream Operating LP	5.500%	8/15/2048	2,715	2,346
	Western Midstream Operating LP	5.250%	2/1/2050	21,600	18,216
	Williams Cos. Inc.	3.750%	6/15/2027	13,000	12,902
	Williams Cos. Inc.	5.300%	8/15/2028	7,326	7,476
	Williams Cos. Inc.	4.900%	3/15/2029	19,820	20,045
	Williams Cos. Inc.	4.800%	11/15/2029	7,100	7,171
	Williams Cos. Inc.	4.625%	6/30/2030	5,900	5,895
	Williams Cos. Inc.	3.500%	11/15/2030	12,510	11,890
[3]	Williams Cos. Inc.	7.500%	1/15/2031	550	615
	Williams Cos. Inc.	2.600%	3/15/2031	12,000	10,861
	Williams Cos. Inc.	4.650%	8/15/2032	17,370	17,172
	Williams Cos. Inc.	5.650%	3/15/2033	16,712	17,288
	Williams Cos. Inc.	5.150%	3/15/2034	19,815	19,854
	Williams Cos. Inc.	5.600%	3/15/2035	11,275	11,531
	Williams Cos. Inc.	5.300%	9/30/2035	8,500	8,494
	Williams Cos. Inc.	5.150%	3/15/2036	13,874	13,672
	Williams Cos. Inc.	6.300%	4/15/2040	12,920	13,675
	Williams Cos. Inc.	5.400%	3/4/2044	9,250	8,613
	Williams Cos. Inc.	5.750%	6/24/2044	6,700	6,528
	Williams Cos. Inc.	4.900%	1/15/2045	8,178	7,165
	Williams Cos. Inc.	5.100%	9/15/2045	12,038	10,884
	Williams Cos. Inc.	4.850%	3/1/2048	8,890	7,603
	Williams Cos. Inc.	3.500%	10/15/2051	4,990	3,396
	Williams Cos. Inc.	5.300%	8/15/2052	7,130	6,422
	Williams Cos. Inc.	5.800%	11/15/2054	8,750	8,436
	Williams Cos. Inc.	6.000%	3/15/2055	12,800	12,685
	Williams Cos. Inc.	5.950%	3/15/2056	11,347	11,172
	Woodside Finance Ltd.	4.900%	5/19/2028	6,720	6,775
	Woodside Finance Ltd.	5.400%	5/19/2030	16,333	16,676
	Woodside Finance Ltd.	5.700%	5/19/2032	6,050	6,275
	Woodside Finance Ltd.	5.100%	9/12/2034	1,373	1,352
	Woodside Finance Ltd.	6.000%	5/19/2035	25,867	26,934
	Woodside Finance Ltd.	5.700%	9/12/2054	8,500	7,971
					6,546,353
Financials (6.8%)
	ACE Capital Trust II	9.700%	4/1/2030	725	851
[3]	Aegon Ltd.	5.500%	4/11/2048	6,000	5,988
	AerCap Ireland Capital DAC	3.650%	7/21/2027	36,785	36,404
	AerCap Ireland Capital DAC	4.625%	10/15/2027	6,000	6,008
	AerCap Ireland Capital DAC	3.875%	1/23/2028	15,650	15,493
	AerCap Ireland Capital DAC	5.750%	6/6/2028	8,000	8,192
	AerCap Ireland Capital DAC	3.000%	10/29/2028	52,350	50,411
	AerCap Ireland Capital DAC	5.100%	1/19/2029	10,000	10,130
	AerCap Ireland Capital DAC	4.125%	2/28/2029	5,632	5,556
	AerCap Ireland Capital DAC	4.625%	9/10/2029	35,750	35,679
	AerCap Ireland Capital DAC	6.150%	9/30/2030	13,300	13,977
	AerCap Ireland Capital DAC	4.375%	11/15/2030	5,090	5,000
	AerCap Ireland Capital DAC	3.300%	1/30/2032	50,500	45,909
	AerCap Ireland Capital DAC	4.750%	1/15/2033	8,200	7,970
	AerCap Ireland Capital DAC	3.400%	10/29/2033	30,500	26,959
	AerCap Ireland Capital DAC	5.300%	1/19/2034	10,000	9,954
	AerCap Ireland Capital DAC	4.950%	9/10/2034	28,381	27,645
	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,789	1,732
	AerCap Ireland Capital DAC	3.850%	10/29/2041	15,000	11,983
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,300	2,355
	AerCap Ireland Capital DAC	6.500%	1/31/2056	1,800	1,801
	Affiliated Managers Group Inc.	3.300%	6/15/2030	11,576	10,867
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,000	4,966
	Affiliated Managers Group Inc.	5.500%	2/15/2036	10,932	10,767
	Aflac Inc.	3.600%	4/1/2030	27,801	26,977
	Aflac Inc.	4.750%	1/15/2049	9,075	7,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.250%	10/1/2029	4,265	4,048
	Air Lease Corp.	3.125%	12/1/2030	10,000	9,206
[3]	Air Lease Corp.	5.200%	7/15/2031	12,000	12,020
[3]	Air Lease Corp.	2.875%	1/15/2032	9,650	8,547
	Alleghany Corp.	4.900%	9/15/2044	4,575	4,066
	Alleghany Corp.	3.250%	8/15/2051	11,750	7,730
	Allstate Corp.	5.050%	6/24/2029	4,493	4,578
	Allstate Corp.	1.450%	12/15/2030	14,000	12,156
	Allstate Corp.	5.250%	3/30/2033	25,475	26,026
	Allstate Corp.	5.350%	6/1/2033	1,700	1,746
	Allstate Corp.	5.550%	5/9/2035	14,290	14,764
	Allstate Corp.	5.950%	4/1/2036	925	977
	Allstate Corp.	4.500%	6/15/2043	5,950	5,071
	Allstate Corp.	4.200%	12/15/2046	11,235	8,902
	Allstate Corp.	3.850%	8/10/2049	11,280	8,373
[3]	Allstate Corp.	6.500%	5/15/2057	5,775	5,898
	Ally Financial Inc.	4.750%	6/9/2027	5,000	5,008
	Ally Financial Inc.	7.100%	11/15/2027	24,247	25,127
	Ally Financial Inc.	5.737%	5/15/2029	16,600	16,858
	Ally Financial Inc.	6.992%	6/13/2029	2,895	3,014
	Ally Financial Inc.	5.543%	1/17/2031	20,000	20,133
[3]	Ally Financial Inc.	8.000%	11/1/2031	27,425	30,408
	Ally Financial Inc.	6.184%	7/26/2035	15,000	15,030
	American Express Co.	3.300%	5/3/2027	38,035	37,697
	American Express Co.	5.043%	7/26/2028	9,000	9,078
	American Express Co.	4.731%	4/25/2029	14,500	14,593
	American Express Co.	4.351%	7/20/2029	54,450	54,412
	American Express Co.	5.282%	7/27/2029	26,000	26,463
	American Express Co.	5.532%	4/25/2030	7,080	7,291
	American Express Co.	5.085%	1/30/2031	10,830	11,016
	American Express Co.	5.016%	4/25/2031	49,100	49,869
	American Express Co.	4.456%	2/10/2032	10,000	9,890
	American Express Co.	4.989%	5/26/2033	5,000	4,980
	American Express Co.	4.918%	7/20/2033	8,400	8,421
	American Express Co.	5.043%	5/1/2034	11,429	11,455
	American Express Co.	5.625%	7/28/2034	4,000	4,088
	American Express Co.	5.915%	4/25/2035	10,060	10,422
	American Express Co.	5.284%	7/26/2035	14,380	14,506
	American Express Co.	5.442%	1/30/2036	38,785	39,470
	American Express Co.	5.667%	4/25/2036	35,144	36,342
	American Express Co.	4.804%	10/24/2036	38,900	37,609
	American Express Co.	4.050%	12/3/2042	11,463	9,519
	American Financial Group Inc.	5.250%	4/2/2030	4,057	4,156
	American Financial Group Inc.	4.500%	6/15/2047	6,893	5,563
	American International Group Inc.	4.850%	5/7/2030	4,000	4,039
	American International Group Inc.	3.400%	6/30/2030	12,000	11,447
	American International Group Inc.	5.125%	3/27/2033	7,226	7,296
	American International Group Inc.	5.450%	5/7/2035	22,000	22,442
	American International Group Inc.	4.500%	7/16/2044	4,106	3,497
	American International Group Inc.	4.750%	4/1/2048	11,689	10,118
	American International Group Inc.	4.375%	6/30/2050	11,645	9,436
	American National Group Inc.	5.000%	6/15/2027	5,361	5,336
	American National Group Inc.	5.750%	10/1/2029	3,400	3,439
	American National Group Inc.	6.000%	7/15/2035	8,400	8,179
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,000	4,136
	Ameriprise Financial Inc.	4.500%	5/13/2032	3,000	2,976
	Ameriprise Financial Inc.	5.150%	5/15/2033	5,000	5,089
	Ameriprise Financial Inc.	5.200%	4/15/2035	18,000	17,954
[3]	Andrew W Mellon Foundation	0.947%	8/1/2027	2,500	2,401
	Aon Corp.	2.850%	5/28/2027	4,365	4,290
	Aon Corp.	4.500%	12/15/2028	10,500	10,537
	Aon Corp.	3.750%	5/2/2029	9,459	9,290
	Aon Corp.	2.800%	5/15/2030	13,572	12,650
	Aon Corp.	2.600%	12/2/2031	3,000	2,677
	Aon Corp.	5.000%	9/12/2032	2,000	2,018
	Aon Corp.	5.350%	2/28/2033	14,056	14,407
	Aon Corp.	6.250%	9/30/2040	4,650	4,962
	Aon Corp.	2.900%	8/23/2051	12,233	7,430
	Aon Corp.	3.900%	2/28/2052	10,617	7,718
	Aon Global Ltd.	4.600%	6/14/2044	8,451	7,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Global Ltd.	4.750%	5/15/2045	1,104	952
	Aon North America Inc.	5.150%	3/1/2029	15,735	16,071
	Aon North America Inc.	5.300%	3/1/2031	8,435	8,613
	Aon North America Inc.	5.450%	3/1/2034	28,582	29,207
	Aon North America Inc.	5.750%	3/1/2054	23,848	22,967
[8]	Apollo Debt Solutions BDC	5.200%	12/8/2028	2,175	2,149
	Apollo Debt Solutions BDC	6.900%	4/13/2029	20,000	20,465
	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,450	18,151
[8]	Apollo Debt Solutions BDC	5.700%	1/23/2031	21,200	20,720
	Apollo Debt Solutions BDC	6.700%	7/29/2031	11,148	11,294
	Apollo Debt Solutions BDC	6.550%	3/15/2032	6,950	6,976
	Apollo Global Management Inc.	6.375%	11/15/2033	5,090	5,394
	Apollo Global Management Inc.	5.150%	8/12/2035	5,000	4,847
	Apollo Global Management Inc.	5.700%	3/30/2036	11,302	11,310
	Apollo Global Management Inc.	5.800%	5/21/2054	9,100	8,448
	Apollo Global Management Inc.	6.000%	12/15/2054	5,650	5,283
	Arch Capital Finance LLC	5.031%	12/15/2046	3,225	2,915
	Arch Capital Group Ltd.	7.350%	5/1/2034	1,100	1,245
	Arch Capital Group Ltd.	3.635%	6/30/2050	9,640	6,881
	Arch Capital Group US Inc.	5.144%	11/1/2043	9,837	9,073
	Ares Capital Corp.	2.875%	6/15/2028	890	842
	Ares Capital Corp.	5.875%	3/1/2029	24,087	24,263
	Ares Capital Corp.	5.950%	7/15/2029	3,600	3,620
	Ares Capital Corp.	5.500%	9/1/2030	9,050	8,890
	Ares Capital Corp.	5.100%	1/15/2031	12,500	12,021
	Ares Capital Corp.	5.250%	4/12/2031	8,068	7,800
	Ares Capital Corp.	5.800%	3/8/2032	23,152	22,832
	Ares Strategic Income Fund	5.700%	3/15/2028	12,550	12,539
[8]	Ares Strategic Income Fund	5.450%	9/9/2028	1,230	1,217
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	11,400	11,052
	Ares Strategic Income Fund	6.350%	8/15/2029	9,525	9,574
	Ares Strategic Income Fund	5.600%	2/15/2030	8,500	8,279
[8]	Ares Strategic Income Fund	5.800%	9/9/2030	6,075	5,915
[8]	Ares Strategic Income Fund	5.150%	1/15/2031	13,400	12,653
[8]	Ares Strategic Income Fund	5.550%	4/15/2031	5,983	5,734
	Ares Strategic Income Fund	6.200%	3/21/2032	12,300	12,060
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,320	2,327
	Arthur J Gallagher & Co.	4.850%	12/15/2029	1,660	1,678
	Arthur J Gallagher & Co.	2.400%	11/9/2031	6,000	5,267
	Arthur J Gallagher & Co.	5.000%	2/15/2032	1,920	1,924
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,000	5,131
	Arthur J Gallagher & Co.	6.500%	2/15/2034	9,628	10,402
	Arthur J Gallagher & Co.	5.150%	2/15/2035	28,296	28,081
	Arthur J Gallagher & Co.	3.500%	5/20/2051	10,000	6,818
	Arthur J Gallagher & Co.	3.050%	3/9/2052	2,000	1,232
	Arthur J Gallagher & Co.	5.750%	3/2/2053	8,590	8,217
	Arthur J Gallagher & Co.	6.750%	2/15/2054	5,000	5,403
	Arthur J Gallagher & Co.	5.550%	2/15/2055	23,380	21,803
	Associated Banc-Corp.	6.455%	8/29/2030	1,000	1,023
	Assurant Inc.	4.900%	3/27/2028	1,600	1,607
	Assurant Inc.	3.700%	2/22/2030	1,300	1,247
	Assurant Inc.	5.550%	2/15/2036	1,400	1,400
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	3,600	3,726
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	2,000	1,852
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	2,000	1,349
[8]	Athene Global Funding	5.583%	1/9/2029	8,500	8,585
	Athene Holding Ltd.	4.125%	1/12/2028	12,525	12,372
	Athene Holding Ltd.	6.150%	4/3/2030	11,425	11,818
	Athene Holding Ltd.	3.500%	1/15/2031	21,558	20,019
	Athene Holding Ltd.	6.650%	2/1/2033	20,000	20,797
	Athene Holding Ltd.	5.875%	1/15/2034	10,575	10,531
	Athene Holding Ltd.	3.950%	5/25/2051	5,800	3,925
	Athene Holding Ltd.	3.450%	5/15/2052	11,775	7,171
	Athene Holding Ltd.	6.625%	10/15/2054	6,910	6,376
	Athene Holding Ltd.	6.625%	5/19/2055	38,350	36,913
	Athene Holding Ltd.	6.875%	6/28/2055	6,625	6,191
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	7,000	7,068
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	14,500	14,677
	AXA SA	8.600%	12/15/2030	7,660	8,833
	AXIS Specialty Finance LLC	3.900%	7/15/2029	2,600	2,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,930	2,803
	AXIS Specialty Finance plc	4.000%	12/6/2027	10,000	9,933
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,150	3,049
	Bain Capital Specialty Finance Inc.	5.950%	3/1/2031	3,700	3,541
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	10,000	10,226
	Banco Bilbao Vizcaya Argentaria SA	4.150%	3/3/2029	10,200	10,080
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,200	9,251
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	12,000	12,480
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	14,200	13,803
	Banco Santander SA	4.250%	4/11/2027	18,975	18,950
	Banco Santander SA	5.294%	8/18/2027	32,500	32,820
	Banco Santander SA	3.800%	2/23/2028	9,800	9,677
	Banco Santander SA	4.379%	4/12/2028	12,800	12,757
[3]	Banco Santander SA	5.365%	7/15/2028	7,800	7,884
	Banco Santander SA	5.588%	8/8/2028	10,000	10,238
	Banco Santander SA	6.607%	11/7/2028	19,000	19,970
	Banco Santander SA	5.538%	3/14/2030	11,200	11,470
	Banco Santander SA	3.490%	5/28/2030	2,400	2,285
	Banco Santander SA	2.749%	12/3/2030	15,000	13,473
	Banco Santander SA	2.958%	3/25/2031	17,900	16,388
	Banco Santander SA	5.439%	7/15/2031	22,600	23,249
	Banco Santander SA	6.921%	8/8/2033	22,000	23,737
	Banco Santander SA	6.938%	11/7/2033	12,040	13,501
	Banco Santander SA	6.350%	3/14/2034	27,800	29,177
	Banco Santander SA	6.033%	1/17/2035	15,600	16,322
	Banco Santander SA	5.127%	11/6/2035	16,000	15,606
[3]	Bank of America Corp.	3.248%	10/21/2027	55,600	54,842
[3]	Bank of America Corp.	4.183%	11/25/2027	25,400	25,305
	Bank of America Corp.	4.376%	4/27/2028	20,050	20,033
[3]	Bank of America Corp.	3.593%	7/21/2028	47,625	47,122
[3]	Bank of America Corp.	4.948%	7/22/2028	53,000	53,333
	Bank of America Corp.	6.204%	11/10/2028	21,000	21,577
[3]	Bank of America Corp.	3.419%	12/20/2028	101,985	100,193
	Bank of America Corp.	4.979%	1/24/2029	50,000	50,440
[3]	Bank of America Corp.	3.970%	3/5/2029	10,000	9,912
	Bank of America Corp.	5.202%	4/25/2029	53,605	54,366
	Bank of America Corp.	4.623%	5/9/2029	92,268	92,677
[3]	Bank of America Corp.	2.087%	6/14/2029	25,000	23,776
[3]	Bank of America Corp.	4.271%	7/23/2029	40,000	39,835
[3]	Bank of America Corp.	3.974%	2/7/2030	10,000	9,861
[3]	Bank of America Corp.	3.194%	7/23/2030	6,065	5,819
[3]	Bank of America Corp.	2.884%	10/22/2030	38,825	36,699
	Bank of America Corp.	5.162%	1/24/2031	45,455	46,313
[3]	Bank of America Corp.	2.496%	2/13/2031	5,955	5,504
[3]	Bank of America Corp.	2.592%	4/29/2031	53,048	49,006
[3]	Bank of America Corp.	1.898%	7/23/2031	20,800	18,536
	Bank of America Corp.	4.456%	2/6/2032	113,097	111,639
[3]	Bank of America Corp.	2.651%	3/11/2032	13,300	12,060
	Bank of America Corp.	2.687%	4/22/2032	112,675	102,205
	Bank of America Corp.	2.299%	7/21/2032	14,000	12,353
	Bank of America Corp.	2.572%	10/20/2032	26,399	23,501
[3]	Bank of America Corp.	2.972%	2/4/2033	17,275	15,636
[3]	Bank of America Corp.	5.015%	7/22/2033	35,500	35,723
	Bank of America Corp.	5.288%	4/25/2034	62,955	63,697
	Bank of America Corp.	5.468%	1/23/2035	52,765	53,821
[3]	Bank of America Corp.	5.425%	8/15/2035	14,200	14,177
	Bank of America Corp.	5.518%	10/25/2035	78,248	78,278
	Bank of America Corp.	5.511%	1/24/2036	30,440	31,028
	Bank of America Corp.	5.744%	2/12/2036	18,000	18,313
	Bank of America Corp.	5.464%	5/9/2036	64,705	66,018
	Bank of America Corp.	2.482%	9/21/2036	26,650	23,022
	Bank of America Corp.	6.110%	1/29/2037	13,848	14,532
	Bank of America Corp.	5.045%	2/6/2037	125,190	123,513
[3]	Bank of America Corp.	4.244%	4/24/2038	36,831	33,358
	Bank of America Corp.	7.750%	5/14/2038	18,175	21,569
[3]	Bank of America Corp.	4.078%	4/23/2040	23,405	20,338
[3]	Bank of America Corp.	2.676%	6/19/2041	101,925	73,039
[3]	Bank of America Corp.	5.875%	2/7/2042	3,655	3,762
	Bank of America Corp.	3.311%	4/22/2042	47,505	36,189
[3]	Bank of America Corp.	5.000%	1/21/2044	14,777	13,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	4.875%	4/1/2044	7,682	7,057
[3]	Bank of America Corp.	4.750%	4/21/2045	4,425	3,864
[3]	Bank of America Corp.	4.443%	1/20/2048	8,698	7,282
[3]	Bank of America Corp.	3.946%	1/23/2049	17,575	13,545
[3]	Bank of America Corp.	4.330%	3/15/2050	2,600	2,108
[3]	Bank of America Corp.	4.083%	3/20/2051	104,135	80,482
[3]	Bank of America Corp.	3.483%	3/13/2052	600	417
	Bank of America Corp.	2.972%	7/21/2052	31,750	20,038
[3]	Bank of Montreal	4.700%	9/14/2027	1,500	1,508
	Bank of Montreal	5.203%	2/1/2028	25,400	25,784
	Bank of Montreal	5.717%	9/25/2028	8,300	8,550
	Bank of Montreal	5.511%	6/4/2031	10,500	10,886
[3]	Bank of Montreal	4.439%	1/14/2032	25,000	24,635
[3]	Bank of Montreal	3.803%	12/15/2032	18,390	18,084
	Bank of Montreal	3.088%	1/10/2037	7,600	6,748
[3]	Bank of New York Mellon Corp.	3.250%	5/16/2027	15,989	15,853
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	6,200	6,124
	Bank of New York Mellon Corp.	4.441%	6/9/2028	6,835	6,844
[3]	Bank of New York Mellon Corp.	3.992%	6/13/2028	9,000	8,961
	Bank of New York Mellon Corp.	4.890%	7/21/2028	21,350	21,508
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	15,240	15,580
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,700	3,577
	Bank of New York Mellon Corp.	4.543%	2/1/2029	11,875	11,931
	Bank of New York Mellon Corp.	4.729%	4/20/2029	1,650	1,661
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	9,000	9,425
	Bank of New York Mellon Corp.	4.026%	1/22/2030	6,254	6,192
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	71,000	72,205
[3]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,113	2,741
	Bank of New York Mellon Corp.	4.942%	2/11/2031	66,153	67,062
	Bank of New York Mellon Corp.	2.500%	1/26/2032	9,350	8,418
	Bank of New York Mellon Corp.	5.060%	7/22/2032	17,500	17,833
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,057	27,634
	Bank of New York Mellon Corp.	4.706%	2/1/2034	26,500	26,215
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	20,000	20,019
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,065	11,216
	Bank of New York Mellon Corp.	5.316%	6/6/2036	33,525	33,957
[3]	Bank of Nova Scotia	5.400%	6/4/2027	4,500	4,557
	Bank of Nova Scotia	5.250%	6/12/2028	23,460	23,925
	Bank of Nova Scotia	4.404%	9/8/2028	1,280	1,279
	Bank of Nova Scotia	4.932%	2/14/2029	6,010	6,061
[3]	Bank of Nova Scotia	5.450%	8/1/2029	3,750	3,867
	Bank of Nova Scotia	4.247%	2/2/2030	6,675	6,612
	Bank of Nova Scotia	5.130%	2/14/2031	10,850	11,040
	Bank of Nova Scotia	2.450%	2/2/2032	20,650	18,257
	Bank of Nova Scotia	4.740%	11/10/2032	14,980	14,936
	Bank of Nova Scotia	5.650%	2/1/2034	8,450	8,798
	Bank of Nova Scotia	4.813%	2/2/2034	5,825	5,740
	Bank of Nova Scotia	4.588%	5/4/2037	25,500	24,404
	BankUnited Inc.	5.125%	6/11/2030	5,000	4,993
	Barclays plc	4.337%	1/10/2028	13,206	13,156
	Barclays plc	4.836%	5/9/2028	26,410	26,420
	Barclays plc	4.837%	9/10/2028	18,531	18,597
	Barclays plc	7.385%	11/2/2028	15,340	15,979
	Barclays plc	5.086%	2/25/2029	21,480	21,653
[3]	Barclays plc	4.972%	5/16/2029	14,400	14,481
	Barclays plc	6.490%	9/13/2029	31,205	32,482
	Barclays plc	4.476%	11/11/2029	10,200	10,140
	Barclays plc	5.690%	3/12/2030	14,600	14,999
	Barclays plc	4.219%	5/24/2030	5,479	5,397
[3]	Barclays plc	5.088%	6/20/2030	10,530	10,571
	Barclays plc	4.942%	9/10/2030	46,118	46,358
	Barclays plc	5.367%	2/25/2031	11,650	11,848
	Barclays plc	2.645%	6/24/2031	34,800	31,862
	Barclays plc	4.521%	2/24/2032	9,215	9,016
	Barclays plc	2.667%	3/10/2032	14,250	12,779
	Barclays plc	2.894%	11/24/2032	23,935	21,373
	Barclays plc	5.746%	8/9/2033	13,345	13,699
	Barclays plc	7.437%	11/2/2033	36,520	40,803
	Barclays plc	6.224%	5/9/2034	16,885	17,714
	Barclays plc	7.119%	6/27/2034	15,259	16,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	6.692%	9/13/2034	20,415	22,042
	Barclays plc	5.335%	9/10/2035	22,972	22,728
	Barclays plc	3.564%	9/23/2035	24,475	22,802
	Barclays plc	5.785%	2/25/2036	55,533	56,232
	Barclays plc	5.207%	2/24/2037	30,299	29,317
	Barclays plc	3.811%	3/10/2042	11,600	8,998
	Barclays plc	3.330%	11/24/2042	16,000	11,844
	Barclays plc	5.250%	8/17/2045	14,000	12,959
	Barclays plc	5.860%	8/11/2046	8,015	7,896
	Barclays plc	4.950%	1/10/2047	13,800	12,182
	Barclays plc	6.036%	3/12/2055	9,000	9,222
	Barings BDC Inc.	5.200%	9/15/2028	2,250	2,199
[8]	Barings Private Credit Corp.	6.150%	6/11/2030	4,875	4,719
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	2,000	1,833
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	5,000	4,442
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	4,325	3,869
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	12,729	11,150
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	25,450	20,735
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	6,395	5,242
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	34,825	21,874
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10,000	5,822
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	51,085	38,423
	Berkshire Hathaway Inc.	4.500%	2/11/2043	2,765	2,517
	BGC Group Inc.	8.000%	5/25/2028	4,800	5,058
	BlackRock Funding Inc.	4.600%	7/26/2027	7,020	7,071
	BlackRock Funding Inc.	4.700%	3/14/2029	6,750	6,856
	BlackRock Funding Inc.	5.000%	3/14/2034	16,300	16,526
	BlackRock Funding Inc.	4.900%	1/8/2035	9,520	9,581
	BlackRock Funding Inc.	5.250%	3/14/2054	16,300	15,180
	BlackRock Funding Inc.	5.350%	1/8/2055	9,520	9,010
	Blackrock Inc.	3.250%	4/30/2029	3,000	2,920
	Blackrock Inc.	2.400%	4/30/2030	11,000	10,230
	Blackrock Inc.	1.900%	1/28/2031	13,575	12,103
	Blackrock Inc.	2.100%	2/25/2032	30,500	26,664
	Blackrock Inc.	4.750%	5/25/2033	6,430	6,472
	Blackstone Private Credit Fund	7.300%	11/27/2028	3,781	3,866
	Blackstone Private Credit Fund	5.950%	7/16/2029	31,210	30,754
	Blackstone Private Credit Fund	5.600%	11/22/2029	14,550	14,152
	Blackstone Private Credit Fund	5.050%	9/10/2030	5,400	5,097
	Blackstone Private Credit Fund	6.250%	1/25/2031	10,585	10,460
	Blackstone Private Credit Fund	5.350%	3/12/2031	27,400	26,038
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	5,357	5,275
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,300	4,217
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	7,813	7,555
	Blackstone Secured Lending Fund	5.875%	11/15/2027	7,600	7,629
	Blackstone Secured Lending Fund	5.350%	4/13/2028	6,000	5,962
	Blackstone Secured Lending Fund	2.850%	9/30/2028	7,575	7,047
	Blackstone Secured Lending Fund	5.300%	6/30/2030	3,800	3,677
	Blackstone Secured Lending Fund	5.125%	1/31/2031	11,575	11,094
	Blue Owl Capital Corp.	2.875%	6/11/2028	15,464	14,377
	Blue Owl Capital Corp.	5.950%	3/15/2029	32,890	32,511
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,600	7,497
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	15,150	15,534
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	9,510	9,469
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	9,600	9,269
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,500	6,416
	Blue Owl Finance LLC	3.125%	6/10/2031	7,761	6,695
	Blue Owl Finance LLC	6.250%	4/18/2034	11,800	11,386
	Blue Owl Finance LLC	4.125%	10/7/2051	1,191	785
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,446	10,331
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	7,000	6,889
	Brighthouse Financial Inc.	5.625%	5/15/2030	5,000	4,976
	Brighthouse Financial Inc.	4.700%	6/22/2047	6,415	4,351
	Brighthouse Financial Inc.	3.850%	12/22/2051	3,550	1,988
	Brookfield Asset Management Ltd.	4.653%	11/15/2030	6,939	6,878
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	4,150	4,225
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	11,400	11,115
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,000	14,839
	Brookfield Capital Finance LLC	6.087%	6/14/2033	12,184	12,729
	Brookfield Finance I UK plc	2.340%	1/30/2032	14,385	12,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	3.900%	1/25/2028	2,125	2,101
	Brookfield Finance Inc.	4.850%	3/29/2029	18,625	18,724
	Brookfield Finance Inc.	4.350%	4/15/2030	920	906
	Brookfield Finance Inc.	2.724%	4/15/2031	3,300	2,998
	Brookfield Finance Inc.	6.350%	1/5/2034	12,590	13,357
	Brookfield Finance Inc.	5.675%	1/15/2035	15,845	15,994
	Brookfield Finance Inc.	3.500%	3/30/2051	2,825	1,884
	Brookfield Finance Inc.	5.968%	3/4/2054	19,500	18,853
	Brookfield Finance Inc.	5.813%	3/3/2055	9,000	8,522
	Brookfield Finance LLC	3.450%	4/15/2050	16,950	11,138
	Brown & Brown Inc.	4.700%	6/23/2028	2,115	2,121
	Brown & Brown Inc.	4.900%	6/23/2030	2,275	2,273
	Brown & Brown Inc.	2.375%	3/15/2031	7,603	6,697
	Brown & Brown Inc.	4.200%	3/17/2032	9,730	9,196
	Brown & Brown Inc.	5.250%	6/23/2032	1,225	1,224
	Brown & Brown Inc.	5.550%	6/23/2035	23,975	23,947
	Brown & Brown Inc.	4.950%	3/17/2052	6,855	5,716
	Brown & Brown Inc.	6.250%	6/23/2055	11,500	11,463
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	16,095	15,975
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	6,320	6,395
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	3,490	3,534
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	2,695	2,795
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	7,314	7,372
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	11,500	11,759
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	14,062	13,965
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	20,000	19,919
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	30,584	28,707
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	17,980	19,226
	Capital One Financial Corp.	3.650%	5/11/2027	19,440	19,283
	Capital One Financial Corp.	3.800%	1/31/2028	20,375	20,137
	Capital One Financial Corp.	5.468%	2/1/2029	38,482	39,062
	Capital One Financial Corp.	6.312%	6/8/2029	20,000	20,687
	Capital One Financial Corp.	5.700%	2/1/2030	16,314	16,733
	Capital One Financial Corp.	3.273%	3/1/2030	11,520	11,091
	Capital One Financial Corp.	5.247%	7/26/2030	6,000	6,079
	Capital One Financial Corp.	4.493%	9/11/2031	29,150	28,619
[3]	Capital One Financial Corp.	7.624%	10/30/2031	26,016	28,734
	Capital One Financial Corp.	4.722%	1/30/2032	10,408	10,249
	Capital One Financial Corp.	2.359%	7/29/2032	4,000	3,450
	Capital One Financial Corp.	2.618%	11/2/2032	5,850	5,145
	Capital One Financial Corp.	5.268%	5/10/2033	6,640	6,632
	Capital One Financial Corp.	5.817%	2/1/2034	5,990	6,127
	Capital One Financial Corp.	6.377%	6/8/2034	18,598	19,598
	Capital One Financial Corp.	7.964%	11/2/2034	12,000	13,753
	Capital One Financial Corp.	6.051%	2/1/2035	24,443	25,276
	Capital One Financial Corp.	5.884%	7/26/2035	27,000	27,667
	Capital One Financial Corp.	6.183%	1/30/2036	48,000	48,777
	Capital One Financial Corp.	5.197%	9/11/2036	16,200	15,705
[3]	Capital One NA	4.650%	9/13/2028	3,000	3,012
[3]	Capital One NA	2.700%	2/6/2030	8,000	7,470
	Capital Southwest Corp.	5.950%	9/18/2030	2,711	2,660
	Carlyle Group Inc.	5.050%	9/19/2035	10,000	9,671
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	9,700	9,151
	Cboe Global Markets Inc.	1.625%	12/15/2030	5,830	5,123
	Charles Schwab Corp.	3.300%	4/1/2027	13,850	13,726
	Charles Schwab Corp.	3.200%	1/25/2028	5,350	5,264
	Charles Schwab Corp.	2.000%	3/20/2028	10,000	9,596
	Charles Schwab Corp.	4.000%	2/1/2029	5,550	5,527
	Charles Schwab Corp.	3.250%	5/22/2029	5,990	5,823
	Charles Schwab Corp.	2.750%	10/1/2029	2,590	2,456
	Charles Schwab Corp.	6.196%	11/17/2029	13,775	14,396
	Charles Schwab Corp.	1.650%	3/11/2031	13,300	11,594
	Charles Schwab Corp.	2.300%	5/13/2031	16,000	14,403
	Charles Schwab Corp.	4.343%	11/14/2031	26,900	26,606
	Charles Schwab Corp.	1.950%	12/1/2031	16,985	14,806
	Charles Schwab Corp.	2.900%	3/3/2032	26,000	23,567
	Charles Schwab Corp.	5.853%	5/19/2034	16,280	17,104
	Charles Schwab Corp.	6.136%	8/24/2034	14,675	15,614
	Charles Schwab Corp.	4.914%	11/14/2036	7,189	6,987
	Chubb INA Holdings LLC	1.375%	9/15/2030	9,400	8,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings LLC	5.000%	3/15/2034	21,530	21,662
	Chubb INA Holdings LLC	4.900%	8/15/2035	74,300	73,210
	Chubb INA Holdings LLC	6.700%	5/15/2036	1,810	2,033
	Chubb INA Holdings LLC	6.000%	5/11/2037	4,200	4,479
[3]	Chubb INA Holdings LLC	6.500%	5/15/2038	4,805	5,333
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,100	924
	Chubb INA Holdings LLC	4.350%	11/3/2045	25,692	21,623
	Chubb INA Holdings LLC	2.850%	12/15/2051	6,000	3,727
	Chubb INA Holdings LLC	3.050%	12/15/2061	7,800	4,663
	CI Financial Corp.	3.200%	12/17/2030	10,930	9,759
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	6,363	6,689
	Citibank NA	5.803%	9/29/2028	17,970	18,648
	Citibank NA	4.838%	8/6/2029	7,195	7,287
[3]	Citibank NA	4.914%	5/29/2030	6,800	6,904
[3]	Citibank NA	5.570%	4/30/2034	22,500	23,313
	Citigroup Inc.	4.450%	9/29/2027	34,810	34,804
	Citigroup Inc.	4.643%	5/7/2028	60,450	60,542
	Citigroup Inc.	4.658%	5/24/2028	5,570	5,581
	Citigroup Inc.	4.125%	7/25/2028	600	595
[3]	Citigroup Inc.	3.520%	10/27/2028	30,050	29,603
	Citigroup Inc.	4.542%	9/19/2030	15,800	15,746
[3]	Citigroup Inc.	2.976%	11/5/2030	38,100	35,968
[3]	Citigroup Inc.	4.412%	3/31/2031	78,850	77,882
	Citigroup Inc.	4.952%	5/7/2031	138,115	138,983
[3]	Citigroup Inc.	2.572%	6/3/2031	3,800	3,485
	Citigroup Inc.	4.503%	9/11/2031	196,126	193,781
	Citigroup Inc.	2.520%	11/3/2032	18,000	15,881
	Citigroup Inc.	3.057%	1/25/2033	29,600	26,725
	Citigroup Inc.	3.785%	3/17/2033	32,099	30,100
	Citigroup Inc.	4.910%	5/24/2033	7,200	7,168
	Citigroup Inc.	6.000%	10/31/2033	6,135	6,427
	Citigroup Inc.	6.270%	11/17/2033	43,000	45,952
	Citigroup Inc.	6.174%	5/25/2034	61,365	63,556
	Citigroup Inc.	5.827%	2/13/2035	49,515	50,142
	Citigroup Inc.	6.020%	1/24/2036	48,965	50,038
	Citigroup Inc.	6.125%	8/25/2036	11,118	11,533
	Citigroup Inc.	5.174%	9/11/2036	113,176	112,081
[3]	Citigroup Inc.	3.878%	1/24/2039	13,125	11,302
[3]	Citigroup Inc.	5.316%	3/26/2041	59,275	57,357
	Citigroup Inc.	5.875%	1/30/2042	12,839	13,027
	Citigroup Inc.	2.904%	11/3/2042	2,290	1,633
	Citigroup Inc.	4.950%	11/7/2043	8,250	7,248
	Citigroup Inc.	5.300%	5/6/2044	5,050	4,661
	Citigroup Inc.	4.650%	7/30/2045	8,275	7,234
	Citigroup Inc.	4.750%	5/18/2046	9,658	8,131
	Citigroup Inc.	4.650%	7/23/2048	19,785	16,752
	Citigroup Inc.	5.612%	3/4/2056	27,296	26,231
	Citizens Bank NA	4.575%	8/9/2028	6,075	6,077
	Citizens Bank NA	4.192%	1/29/2029	4,751	4,721
	Citizens Financial Group Inc.	5.841%	1/23/2030	13,825	14,240
	Citizens Financial Group Inc.	2.500%	2/6/2030	10,876	10,023
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,700	7,261
	Citizens Financial Group Inc.	5.253%	3/5/2031	10,550	10,673
	Citizens Financial Group Inc.	5.718%	7/23/2032	6,080	6,252
	Citizens Financial Group Inc.	2.638%	9/30/2032	8,000	6,836
	Citizens Financial Group Inc.	6.645%	4/25/2035	8,556	9,176
	Citizens Financial Group Inc.	5.299%	1/29/2036	5,139	5,094
	CME Group Inc.	4.400%	3/15/2030	9,000	9,029
	CME Group Inc.	5.300%	9/15/2043	10,840	10,665
	CME Group Inc.	4.150%	6/15/2048	9,762	7,998
	CNA Financial Corp.	3.450%	8/15/2027	5,000	4,930
	CNA Financial Corp.	3.900%	5/1/2029	11,450	11,218
	CNA Financial Corp.	2.050%	8/15/2030	2,445	2,175
	CNA Financial Corp.	5.500%	6/15/2033	5,302	5,379
	CNA Financial Corp.	5.125%	2/15/2034	14,406	14,211
	CNA Financial Corp.	5.200%	8/15/2035	10,200	9,984
	CNO Financial Group Inc.	5.250%	5/30/2029	5,400	5,409
	CNO Financial Group Inc.	6.450%	6/15/2034	8,570	8,832
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,050	9,101
[3]	Commonwealth Bank of Australia	4.355%	3/27/2029	12,850	12,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth Bank of Australia	4.150%	10/1/2030	4,288	4,248
	Cooperatieve Rabobank UA	4.883%	1/21/2028	11,500	11,662
	Cooperatieve Rabobank UA	4.800%	1/9/2029	8,300	8,423
[6]	Cooperatieve Rabobank UA	4.322%	4/1/2029	11,400	11,412
	Cooperatieve Rabobank UA	4.494%	10/17/2029	13,250	13,330
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	663	643
	Cooperatieve Rabobank UA	5.750%	12/1/2043	20,449	19,915
	Cooperatieve Rabobank UA	5.250%	8/4/2045	29,173	26,581
	Corebridge Financial Inc.	3.650%	4/5/2027	12,000	11,893
	Corebridge Financial Inc.	3.850%	4/5/2029	20,288	19,814
	Corebridge Financial Inc.	3.900%	4/5/2032	22,628	21,224
	Corebridge Financial Inc.	6.050%	9/15/2033	10,695	11,190
	Corebridge Financial Inc.	5.750%	1/15/2034	41,785	42,857
	Corebridge Financial Inc.	4.350%	4/5/2042	11,815	9,726
	Corebridge Financial Inc.	4.400%	4/5/2052	14,265	11,075
	Corebridge Financial Inc.	6.875%	12/15/2052	10,340	10,455
	Corebridge Financial Inc.	6.375%	9/15/2054	8,500	8,337
	Deutsche Bank AG	6.720%	1/18/2029	20,800	21,542
	Deutsche Bank AG	6.819%	11/20/2029	17,380	18,247
	Deutsche Bank AG	4.999%	9/11/2030	15,000	15,063
	Deutsche Bank AG	5.297%	5/9/2031	43,175	43,618
	Deutsche Bank AG	5.882%	7/8/2031	2,282	2,326
	Deutsche Bank AG	4.950%	8/4/2031	30,140	30,028
[3]	Deutsche Bank AG	3.547%	9/18/2031	14,000	13,163
	Deutsche Bank AG	4.469%	12/10/2031	14,000	13,753
	Deutsche Bank AG	3.729%	1/14/2032	15,895	14,740
	Deutsche Bank AG	4.725%	2/6/2032	10,251	10,097
	Deutsche Bank AG	3.035%	5/28/2032	10,500	9,500
	Deutsche Bank AG	4.875%	12/1/2032	14,405	14,334
	Deutsche Bank AG	3.742%	1/7/2033	13,126	11,945
	Deutsche Bank AG	7.079%	2/10/2034	16,846	18,012
	Deutsche Bank AG	5.403%	9/11/2035	15,398	15,289
	Eaton Vance Corp.	3.500%	4/6/2027	5,053	5,013
	Enact Holdings Inc.	6.250%	5/28/2029	9,779	10,066
	Enstar Group Ltd.	4.950%	6/1/2029	714	711
	Enstar Group Ltd.	3.100%	9/1/2031	11,000	9,716
	Equitable Holdings Inc.	4.350%	4/20/2028	5,190	5,176
	Equitable Holdings Inc.	5.594%	1/11/2033	6,180	6,307
	Equitable Holdings Inc.	5.000%	4/20/2048	15,118	13,059
	Equitable Holdings Inc.	6.700%	3/28/2055	5,800	5,841
	Essent Group Ltd.	6.250%	7/1/2029	5,800	5,995
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	3,225	2,725
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	12,000	7,962
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	11,750	7,084
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5,000	5,020
	F&G Annuities & Life Inc.	6.250%	10/4/2034	5,750	5,448
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,000	6,032
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	10,000	9,953
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	5,000	4,665
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	7,600	7,801
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	8,570	8,955
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	9,600	9,828
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	8,900	8,957
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	6,900	6,742
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	4,600	4,726
	Fidelity National Financial Inc.	3.400%	6/15/2030	4,311	4,055
	Fidelity National Financial Inc.	2.450%	3/15/2031	6,190	5,464
	Fidelity National Financial Inc.	3.200%	9/17/2051	10,000	6,115
	Fifth Third Bancorp	2.550%	5/5/2027	2,208	2,164
	Fifth Third Bancorp	3.950%	3/14/2028	9,400	9,334
	Fifth Third Bancorp	6.361%	10/27/2028	10,000	10,286
	Fifth Third Bancorp	6.339%	7/27/2029	13,360	13,853
	Fifth Third Bancorp	4.772%	7/28/2030	5,000	5,002
	Fifth Third Bancorp	4.895%	9/6/2030	11,060	11,098
	Fifth Third Bancorp	5.631%	1/29/2032	10,000	10,307
	Fifth Third Bancorp	4.566%	4/29/2032	15,662	15,370
	Fifth Third Bancorp	5.141%	1/29/2037	32,052	31,245
	Fifth Third Bank NA	5.332%	8/25/2033	5,110	5,118
	Fifth Third Financial Corp.	4.000%	2/1/2029	5,370	5,292
	Fifth Third Financial Corp.	5.982%	1/30/2030	10,235	10,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	4.000%	5/15/2030	3,130	2,988
	First American Financial Corp.	2.400%	8/15/2031	7,000	6,029
	First American Financial Corp.	5.450%	9/30/2034	5,000	4,906
[3]	First Horizon Bank	5.750%	5/1/2030	4,595	4,669
	First Horizon Corp.	5.514%	3/7/2031	4,800	4,862
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	4,210	4,313
	FNB Corp.	5.722%	12/11/2030	4,100	4,126
[8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	3,700	3,523
	Franklin Resources Inc.	1.600%	10/30/2030	10,000	8,814
	Franklin Resources Inc.	2.950%	8/12/2051	4,000	2,481
	GATX Corp.	3.500%	3/15/2028	7,000	6,872
	GATX Corp.	4.550%	11/7/2028	7,215	7,243
	GATX Corp.	4.000%	6/30/2030	8,315	8,092
	GATX Corp.	1.900%	6/1/2031	6,599	5,733
	GATX Corp.	3.500%	6/1/2032	975	898
	GATX Corp.	5.450%	9/15/2033	7,500	7,613
	GATX Corp.	6.900%	5/1/2034	9,400	10,309
	GATX Corp.	5.500%	6/15/2035	8,450	8,518
	GATX Corp.	4.500%	3/30/2045	2,175	1,778
	GATX Corp.	3.100%	6/1/2051	6,000	3,767
	GATX Corp.	6.050%	6/5/2054	13,735	13,647
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	5,458	5,235
	Global Payments Inc.	4.550%	3/15/2028	5,062	5,040
	Global Payments Inc.	4.450%	6/1/2028	11,060	10,968
	Global Payments Inc.	4.500%	11/15/2028	29,200	28,929
	Global Payments Inc.	2.900%	5/15/2030	10,998	10,054
	Global Payments Inc.	4.875%	11/15/2030	23,048	22,623
	Global Payments Inc.	2.900%	11/15/2031	11,600	10,168
	Global Payments Inc.	5.400%	8/15/2032	9,500	9,418
	Global Payments Inc.	5.200%	11/15/2032	17,824	17,297
	Global Payments Inc.	5.400%	3/15/2033	7,241	7,073
	Global Payments Inc.	5.550%	11/15/2035	21,699	20,865
	Global Payments Inc.	5.950%	8/15/2052	6,170	5,678
	Globe Life Inc.	4.550%	9/15/2028	3,200	3,195
	Globe Life Inc.	2.150%	8/15/2030	4,450	3,997
	Globe Life Inc.	5.850%	9/15/2034	6,000	6,187
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	5,463	5,255
	Goldman Sachs Capital I	6.345%	2/15/2034	9,435	9,846
	Goldman Sachs Group Inc.	4.937%	4/23/2028	77,089	77,448
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	9,575	9,487
	Goldman Sachs Group Inc.	4.482%	8/23/2028	44,763	44,744
	Goldman Sachs Group Inc.	4.148%	1/21/2029	28,986	28,794
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	41,494	40,922
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	23,875	23,735
	Goldman Sachs Group Inc.	4.153%	10/21/2029	100,000	99,070
	Goldman Sachs Group Inc.	6.484%	10/24/2029	45,225	47,327
	Goldman Sachs Group Inc.	2.600%	2/7/2030	3,700	3,442
	Goldman Sachs Group Inc.	3.800%	3/15/2030	36,010	35,003
	Goldman Sachs Group Inc.	5.727%	4/25/2030	26,000	26,822
	Goldman Sachs Group Inc.	5.049%	7/23/2030	40,000	40,466
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	8,000	8,131
	Goldman Sachs Group Inc.	5.218%	4/23/2031	90,353	91,868
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	84,470	82,815
	Goldman Sachs Group Inc.	4.516%	1/21/2032	54,792	53,971
	Goldman Sachs Group Inc.	1.992%	1/27/2032	26,275	23,074
	Goldman Sachs Group Inc.	2.615%	4/22/2032	68,291	61,352
	Goldman Sachs Group Inc.	2.383%	7/21/2032	25,565	22,556
	Goldman Sachs Group Inc.	2.650%	10/21/2032	63,190	56,080
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,680	35,806
	Goldman Sachs Group Inc.	5.851%	4/25/2035	8,975	9,311
	Goldman Sachs Group Inc.	5.330%	7/23/2035	29,025	29,121
	Goldman Sachs Group Inc.	5.016%	10/23/2035	31,800	31,218
	Goldman Sachs Group Inc.	5.536%	1/28/2036	50,000	50,831
	Goldman Sachs Group Inc.	6.450%	5/1/2036	8,650	9,152
	Goldman Sachs Group Inc.	4.939%	10/21/2036	23,250	22,512
	Goldman Sachs Group Inc.	5.065%	1/21/2037	23,658	23,164
	Goldman Sachs Group Inc.	6.750%	10/1/2037	56,135	60,519
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	57,447	50,116
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	31,354	28,083
	Goldman Sachs Group Inc.	6.250%	2/1/2041	9,856	10,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.387%	2/2/2041	31,132	30,124
	Goldman Sachs Group Inc.	3.210%	4/22/2042	36,440	27,003
	Goldman Sachs Group Inc.	2.908%	7/21/2042	2,930	2,064
	Goldman Sachs Group Inc.	3.436%	2/24/2043	10,000	7,509
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	11,000	9,705
	Goldman Sachs Group Inc.	5.150%	5/22/2045	30,892	27,661
	Goldman Sachs Group Inc.	5.561%	11/19/2045	75,100	72,120
	Goldman Sachs Group Inc.	5.541%	1/21/2047	70,000	66,671
	Goldman Sachs Group Inc.	5.734%	1/28/2056	55,123	53,650
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,075	1,073
[8]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	4,328	4,254
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	8,575	8,477
[8]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,203	2,139
	Golub Capital BDC Inc.	7.050%	12/5/2028	5,497	5,632
	Golub Capital BDC Inc.	6.000%	7/15/2029	14,455	14,413
	Golub Capital Private Credit Fund	5.800%	9/12/2029	9,250	9,094
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,800	6,674
[8]	Golub Capital Private Credit Fund	5.600%	4/15/2031	2,033	1,941
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	13,525	13,764
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	10,350	10,412
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	7,950	8,158
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	5,832	5,649
	Hanover Insurance Group Inc.	2.500%	9/1/2030	7,610	6,905
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,700	1,686
	Hartford Insurance Group Inc.	2.800%	8/19/2029	10,106	9,574
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,380	6,705
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,070	4,192
	Hartford Insurance Group Inc.	3.600%	8/19/2049	12,000	8,621
	Hartford Insurance Group Inc.	2.900%	9/15/2051	6,000	3,724
	Hercules Capital Inc.	6.000%	6/16/2030	8,195	8,045
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,688	4,618
[8]	HPS Corporate Lending Fund	5.300%	6/5/2027	875	871
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	6,879	6,701
	HPS Corporate Lending Fund	6.750%	1/30/2029	5,000	5,068
[8]	HPS Corporate Lending Fund	5.150%	4/2/2029	8,850	8,599
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,710	3,705
[8]	HPS Corporate Lending Fund	5.850%	6/5/2030	6,750	6,584
[8]	HPS Corporate Lending Fund	5.450%	11/15/2030	9,475	9,063
[8]	HPS Corporate Lending Fund	5.650%	4/2/2031	13,100	12,567
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,493	13,040
[3]	HSBC Bank USA NA	7.000%	1/15/2039	7,726	8,611
	HSBC Holdings plc	5.597%	5/17/2028	20,325	20,548
	HSBC Holdings plc	4.755%	6/9/2028	15,515	15,547
	HSBC Holdings plc	5.210%	8/11/2028	19,060	19,209
[3]	HSBC Holdings plc	2.013%	9/22/2028	27,174	26,200
	HSBC Holdings plc	7.390%	11/3/2028	15,000	15,637
	HSBC Holdings plc	5.130%	11/19/2028	5,500	5,543
	HSBC Holdings plc	4.899%	3/3/2029	14,600	14,676
	HSBC Holdings plc	6.161%	3/9/2029	9,216	9,483
[3]	HSBC Holdings plc	4.583%	6/19/2029	40,587	40,538
	HSBC Holdings plc	2.206%	8/17/2029	31,700	29,998
	HSBC Holdings plc	4.950%	3/31/2030	21,025	21,256
[3]	HSBC Holdings plc	3.973%	5/22/2030	24,815	24,270
	HSBC Holdings plc	5.286%	11/19/2030	26,493	26,948
	HSBC Holdings plc	5.130%	3/3/2031	7,100	7,171
[3]	HSBC Holdings plc	2.848%	6/4/2031	35,100	32,433
[3]	HSBC Holdings plc	2.357%	8/18/2031	16,500	14,870
	HSBC Holdings plc	4.619%	11/6/2031	20,156	19,881
	HSBC Holdings plc	4.675%	3/10/2032	12,788	12,611
	HSBC Holdings plc	5.733%	5/17/2032	11,286	11,661
[3]	HSBC Holdings plc	7.625%	5/17/2032	575	638
	HSBC Holdings plc	2.804%	5/24/2032	42,900	38,559
	HSBC Holdings plc	2.871%	11/22/2032	40,145	35,881
[3]	HSBC Holdings plc	7.350%	11/27/2032	600	646
	HSBC Holdings plc	4.762%	3/29/2033	18,700	18,207
	HSBC Holdings plc	5.402%	8/11/2033	12,575	12,754
	HSBC Holdings plc	8.113%	11/3/2033	20,000	22,859
	HSBC Holdings plc	6.254%	3/9/2034	46,074	48,790
	HSBC Holdings plc	6.547%	6/20/2034	31,500	33,096
	HSBC Holdings plc	7.399%	11/13/2034	30,245	33,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.719%	3/4/2035	14,000	14,342
	HSBC Holdings plc	5.874%	11/18/2035	26,606	26,946
	HSBC Holdings plc	5.450%	3/3/2036	28,400	28,499
[3]	HSBC Holdings plc	6.500%	5/2/2036	15,575	16,344
	HSBC Holdings plc	5.790%	5/13/2036	62,452	64,155
	HSBC Holdings plc	5.741%	9/10/2036	18,442	18,456
	HSBC Holdings plc	5.133%	11/6/2036	31,682	31,008
	HSBC Holdings plc	5.279%	3/10/2037	11,255	11,050
[3]	HSBC Holdings plc	6.500%	9/15/2037	27,201	28,571
[3]	HSBC Holdings plc	6.800%	6/1/2038	5,908	6,349
	HSBC Holdings plc	6.100%	1/14/2042	5,325	5,636
	HSBC Holdings plc	6.332%	3/9/2044	29,200	30,751
	HSBC Holdings plc	5.250%	3/14/2044	30,738	28,759
	HSBC USA Inc.	4.650%	6/3/2028	3,400	3,421
	Huntington Bancshares Inc.	4.443%	8/4/2028	15,856	15,849
	Huntington Bancshares Inc.	6.208%	8/21/2029	9,275	9,617
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,935	1,793
	Huntington Bancshares Inc.	5.272%	1/15/2031	13,269	13,467
	Huntington Bancshares Inc.	4.623%	1/28/2032	7,580	7,474
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,650	4,616
	Huntington Bancshares Inc.	5.709%	2/2/2035	11,852	12,096
	Huntington Bancshares Inc.	2.487%	8/15/2036	7,400	6,346
	Huntington Bancshares Inc.	6.141%	11/18/2039	12,495	12,716
	Huntington Bancshares Inc.	5.605%	1/28/2041	5,200	5,077
	Huntington National Bank	4.871%	4/12/2028	7,200	7,223
	Huntington National Bank	4.552%	5/17/2028	5,000	5,002
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	9,212	9,125
	ING Groep NV	4.550%	10/2/2028	4,000	4,006
	ING Groep NV	4.858%	3/25/2029	1,770	1,781
	ING Groep NV	4.050%	4/9/2029	3,655	3,606
	ING Groep NV	5.335%	3/19/2030	3,192	3,260
	ING Groep NV	5.066%	3/25/2031	6,350	6,404
[3]	ING Groep NV	4.803%	3/23/2032	9,800	9,736
	ING Groep NV	4.252%	3/28/2033	10,000	9,620
	ING Groep NV	5.550%	3/19/2035	33,575	34,074
	ING Groep NV	5.525%	3/25/2036	3,435	3,475
	ING Groep NV	5.420%	3/23/2037	8,820	8,789
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,100	6,984
	Intercontinental Exchange Inc.	3.625%	9/1/2028	15,425	15,195
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,375	4,322
	Intercontinental Exchange Inc.	3.950%	12/1/2028	7,143	7,080
	Intercontinental Exchange Inc.	4.350%	6/15/2029	30,586	30,527
	Intercontinental Exchange Inc.	2.100%	6/15/2030	16,540	15,039
	Intercontinental Exchange Inc.	4.200%	3/15/2031	9,619	9,484
	Intercontinental Exchange Inc.	5.250%	6/15/2031	16,342	16,853
	Intercontinental Exchange Inc.	1.850%	9/15/2032	23,055	19,424
	Intercontinental Exchange Inc.	4.600%	3/15/2033	23,444	23,213
	Intercontinental Exchange Inc.	2.650%	9/15/2040	21,940	15,885
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,115	894
	Intercontinental Exchange Inc.	3.000%	6/15/2050	19,875	12,713
	Intercontinental Exchange Inc.	4.950%	6/15/2052	23,000	20,348
	Intercontinental Exchange Inc.	3.000%	9/15/2060	19,000	10,991
	Intercontinental Exchange Inc.	5.200%	6/15/2062	11,500	10,222
[8]	Intesa Sanpaolo SpA	4.700%	9/23/2049	2,000	1,618
	Invesco Finance plc	5.375%	11/30/2043	7,125	6,751
	Jackson Financial Inc.	3.125%	11/23/2031	5,475	4,873
	Jackson Financial Inc.	5.670%	6/8/2032	4,000	4,014
	Jackson Financial Inc.	4.000%	11/23/2051	5,800	3,850
	Jefferies Financial Group Inc.	6.450%	6/8/2027	1,235	1,259
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,065	4,152
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,510	9,178
	Jefferies Financial Group Inc.	2.625%	10/15/2031	5,500	4,786
	Jefferies Financial Group Inc.	2.750%	10/15/2032	4,000	3,385
	Jefferies Financial Group Inc.	6.200%	4/14/2034	31,565	32,164
	Jefferies Financial Group Inc.	6.250%	1/15/2036	3,055	3,098
	Jefferies Financial Group Inc.	6.500%	1/20/2043	4,305	4,182
	JPMorgan Chase & Co.	8.000%	4/29/2027	2,500	2,598
	JPMorgan Chase & Co.	4.250%	10/1/2027	11,592	11,597
	JPMorgan Chase & Co.	3.625%	12/1/2027	9,750	9,635
	JPMorgan Chase & Co.	5.571%	4/22/2028	23,765	24,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.323%	4/26/2028	36,840	36,830
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	14,690	14,552
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	25,100	24,466
	JPMorgan Chase & Co.	4.979%	7/22/2028	23,800	23,962
	JPMorgan Chase & Co.	4.505%	10/22/2028	10,000	10,011
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	65,821	64,758
	JPMorgan Chase & Co.	4.915%	1/24/2029	36,000	36,329
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	53,930	53,472
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	23,425	23,287
	JPMorgan Chase & Co.	5.299%	7/24/2029	54,705	55,720
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,555	5,773
[3]	JPMorgan Chase & Co.	4.452%	12/5/2029	19,500	19,523
	JPMorgan Chase & Co.	5.012%	1/23/2030	25,170	25,522
	JPMorgan Chase & Co.	5.581%	4/22/2030	107,685	110,974
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,664	16,255
	JPMorgan Chase & Co.	4.995%	7/22/2030	45,420	46,070
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	45,715	43,059
	JPMorgan Chase & Co.	4.603%	10/22/2030	101,390	101,587
	JPMorgan Chase & Co.	5.140%	1/24/2031	29,000	29,514
[3]	JPMorgan Chase & Co.	4.493%	3/24/2031	42,947	42,730
[3]	JPMorgan Chase & Co.	2.522%	4/22/2031	22,000	20,326
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	30,000	27,956
	JPMorgan Chase & Co.	4.255%	10/22/2031	103,495	101,885
	JPMorgan Chase & Co.	4.347%	1/22/2032	237,265	233,896
	JPMorgan Chase & Co.	1.953%	2/4/2032	29,000	25,554
	JPMorgan Chase & Co.	2.580%	4/22/2032	28,354	25,640
	JPMorgan Chase & Co.	2.545%	11/8/2032	42,170	37,507
	JPMorgan Chase & Co.	2.963%	1/25/2033	13,270	12,032
	JPMorgan Chase & Co.	4.912%	7/25/2033	88,700	88,831
	JPMorgan Chase & Co.	5.717%	9/14/2033	1,440	1,492
	JPMorgan Chase & Co.	5.350%	6/1/2034	83,072	84,683
	JPMorgan Chase & Co.	6.254%	10/23/2034	19,000	20,406
	JPMorgan Chase & Co.	5.336%	1/23/2035	34,849	35,376
	JPMorgan Chase & Co.	5.766%	4/22/2035	7,235	7,533
	JPMorgan Chase & Co.	5.502%	1/24/2036	31,000	31,724
	JPMorgan Chase & Co.	5.572%	4/22/2036	80,629	82,943
	JPMorgan Chase & Co.	5.576%	7/23/2036	116,215	117,767
	JPMorgan Chase & Co.	4.810%	10/22/2036	84,988	82,496
	JPMorgan Chase & Co.	4.898%	1/22/2037	75,317	73,681
	JPMorgan Chase & Co.	5.193%	2/5/2037	50,000	49,092
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	21,170	18,580
	JPMorgan Chase & Co.	5.500%	10/15/2040	26,584	27,039
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	33,275	25,372
	JPMorgan Chase & Co.	2.525%	11/19/2041	14,800	10,335
	JPMorgan Chase & Co.	5.400%	1/6/2042	3,575	3,511
	JPMorgan Chase & Co.	3.157%	4/22/2042	24,595	18,460
	JPMorgan Chase & Co.	5.625%	8/16/2043	36,510	36,254
	JPMorgan Chase & Co.	4.850%	2/1/2044	3,500	3,205
	JPMorgan Chase & Co.	4.950%	6/1/2045	14,174	12,823
	JPMorgan Chase & Co.	5.534%	11/29/2045	73,830	72,468
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	25,500	20,825
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,000	3,156
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	55,200	42,843
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,870	9,111
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	49,000	32,017
	JPMorgan Chase & Co.	3.328%	4/22/2052	37,900	25,725
	Kemper Corp.	2.400%	9/30/2030	5,000	4,368
	Kemper Corp.	3.800%	2/23/2032	2,450	2,218
[3]	Keybank National Association	5.850%	11/15/2027	7,600	7,760
[3]	Keybank National Association	4.390%	12/14/2027	1,060	1,060
[3]	Keybank National Association	6.950%	2/1/2028	2,750	2,860
[3]	Keybank National Association	4.900%	8/8/2032	15,000	14,726
	Keybank National Association	5.000%	1/26/2033	16,635	16,416
[3]	KeyCorp	4.100%	4/30/2028	18,000	17,871
[3]	KeyCorp	2.550%	10/1/2029	9,500	8,877
[3]	KeyCorp	5.121%	4/4/2031	6,000	6,053
[3]	KeyCorp	4.789%	6/1/2033	1,445	1,413
	KeyCorp	6.401%	3/6/2035	16,905	17,928
	KKR & Co. Inc.	5.100%	8/7/2035	8,950	8,649
	Lazard Group LLC	4.500%	9/19/2028	9,350	9,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lazard Group LLC	6.000%	3/15/2031	5,000	5,198
	Lazard Group LLC	5.625%	8/1/2035	5,000	4,987
	Legg Mason Inc.	5.625%	1/15/2044	5,486	5,297
	Lincoln National Corp.	3.800%	3/1/2028	9,750	9,626
	Lincoln National Corp.	3.050%	1/15/2030	7,814	7,354
	Lloyds Banking Group plc	4.375%	3/22/2028	20,510	20,473
	Lloyds Banking Group plc	4.550%	8/16/2028	4,150	4,154
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	21,225	20,929
	Lloyds Banking Group plc	5.087%	11/26/2028	7,450	7,517
	Lloyds Banking Group plc	5.871%	3/6/2029	5,401	5,533
	Lloyds Banking Group plc	4.818%	6/13/2029	5,099	5,128
	Lloyds Banking Group plc	4.241%	2/10/2030	4,946	4,892
	Lloyds Banking Group plc	5.721%	6/5/2030	8,000	8,258
	Lloyds Banking Group plc	4.425%	11/4/2031	4,957	4,888
	Lloyds Banking Group plc	4.976%	8/11/2033	25,753	25,643
	Lloyds Banking Group plc	7.953%	11/15/2033	8,000	9,123
	Lloyds Banking Group plc	5.679%	1/5/2035	19,225	19,755
	Lloyds Banking Group plc	5.590%	11/26/2035	23,780	24,177
	Lloyds Banking Group plc	6.068%	6/13/2036	24,365	24,771
	Lloyds Banking Group plc	4.943%	11/4/2036	21,217	20,469
	Lloyds Banking Group plc	5.300%	12/1/2045	8,574	7,844
	Lloyds Banking Group plc	3.369%	12/14/2046	29,638	21,364
	Lloyds Banking Group plc	5.668%	2/10/2047	12,000	11,667
	Loews Corp.	3.200%	5/15/2030	6,500	6,177
	Loews Corp.	6.000%	2/1/2035	3,575	3,782
	Loews Corp.	4.940%	4/1/2036	6,375	6,230
	Loews Corp.	4.125%	5/15/2043	4,315	3,564
	LPL Holdings Inc.	5.700%	5/20/2027	4,800	4,846
	LPL Holdings Inc.	4.900%	4/3/2028	3,670	3,684
	LPL Holdings Inc.	6.750%	11/17/2028	11,370	11,909
	LPL Holdings Inc.	5.200%	3/15/2030	8,800	8,869
	LPL Holdings Inc.	6.000%	5/20/2034	5,800	5,924
	LPL Holdings Inc.	5.650%	3/15/2035	5,800	5,752
	LPL Holdings Inc.	5.750%	6/15/2035	5,750	5,724
	M&T Bank Corp.	4.553%	8/16/2028	6,605	6,600
[3]	M&T Bank Corp.	4.833%	1/16/2029	1,500	1,506
	M&T Bank Corp.	7.413%	10/30/2029	7,300	7,797
	M&T Bank Corp.	5.179%	7/8/2031	4,500	4,545
	M&T Bank Corp.	6.082%	3/13/2032	7,500	7,858
	M&T Bank Corp.	5.053%	1/27/2034	22,620	22,315
	M&T Bank Corp.	5.400%	7/30/2035	12,039	12,000
[3]	M&T Bank Corp.	5.385%	1/16/2036	4,000	3,966
	Main Street Capital Corp.	6.500%	6/4/2027	5,400	5,451
	Main Street Capital Corp.	5.400%	8/15/2028	5,116	5,084
	Main Street Capital Corp.	6.950%	3/1/2029	7,100	7,306
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,000	6,898
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	12,584	12,649
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,750	14,789
	Manulife Financial Corp.	2.484%	5/19/2027	6,000	5,875
	Manulife Financial Corp.	4.986%	12/11/2035	38,300	37,469
	Manulife Financial Corp.	5.375%	3/4/2046	8,075	7,672
	Marex Group plc	5.829%	5/8/2028	8,145	8,230
	Marex Group plc	6.404%	11/4/2029	9,200	9,472
	Markel Group Inc.	3.500%	11/1/2027	6,175	6,079
	Markel Group Inc.	3.350%	9/17/2029	2,555	2,448
	Markel Group Inc.	5.000%	4/5/2046	4,650	4,078
	Markel Group Inc.	4.300%	11/1/2047	2,200	1,710
	Markel Group Inc.	5.000%	5/20/2049	5,941	5,088
	Markel Group Inc.	4.150%	9/17/2050	620	462
	Markel Group Inc.	3.450%	5/7/2052	12,400	8,138
	Markel Group Inc.	6.000%	5/16/2054	6,860	6,668
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	9,190	9,233
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	11,025	11,044
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	6,330	6,375
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	13,910	12,580
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	11,600	11,694
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	6,000	6,321
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,000	6,195
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	9,100	9,201
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	28,200	28,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.950%	3/15/2036	20,000	19,807
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	18,400	17,288
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	21,924	19,330
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	2,230	2,342
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	10,000	9,432
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	12,215	11,949
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,091	4,791
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	21,020	19,710
	Mastercard Inc.	4.100%	1/15/2028	6,903	6,911
	Mastercard Inc.	3.500%	2/26/2028	3,720	3,686
	Mastercard Inc.	4.875%	3/9/2028	22,635	22,967
	Mastercard Inc.	4.550%	3/15/2028	2,100	2,119
	Mastercard Inc.	2.950%	6/1/2029	6,375	6,140
	Mastercard Inc.	3.350%	3/26/2030	16,000	15,480
	Mastercard Inc.	1.900%	3/15/2031	3,575	3,182
	Mastercard Inc.	2.000%	11/18/2031	7,000	6,186
	Mastercard Inc.	4.350%	1/15/2032	13,878	13,765
	Mastercard Inc.	4.950%	3/15/2032	8,200	8,405
	Mastercard Inc.	4.875%	5/9/2034	6,800	6,846
	Mastercard Inc.	4.550%	1/15/2035	19,402	19,049
	Mastercard Inc.	3.800%	11/21/2046	5,700	4,417
	Mastercard Inc.	3.950%	2/26/2048	12,610	9,850
	Mastercard Inc.	3.650%	6/1/2049	11,030	8,135
	Mastercard Inc.	3.850%	3/26/2050	19,406	14,747
	Mastercard Inc.	2.950%	3/15/2051	7,000	4,475
	Mercury General Corp.	4.400%	3/15/2027	1,671	1,659
	MetLife Inc.	4.550%	3/23/2030	16,925	17,022
	MetLife Inc.	5.375%	7/15/2033	14,727	15,222
	MetLife Inc.	6.375%	6/15/2034	3,445	3,758
	MetLife Inc.	5.300%	12/15/2034	20,995	21,483
[3]	MetLife Inc.	6.400%	12/15/2036	16,231	16,544
	MetLife Inc.	5.875%	2/6/2041	24,623	25,167
	MetLife Inc.	4.125%	8/13/2042	18,975	15,614
	MetLife Inc.	4.875%	11/13/2043	12,267	10,961
	MetLife Inc.	4.721%	12/15/2044	9,535	8,298
	MetLife Inc.	4.050%	3/1/2045	1,835	1,473
	MetLife Inc.	5.000%	7/15/2052	11,395	10,064
	MetLife Inc.	5.250%	1/15/2054	17,760	16,307
[3]	MetLife Inc.	6.350%	3/15/2055	11,610	11,757
[3]	MetLife Inc.	5.850%	3/15/2056	3,823	3,752
	MGIC Investment Corp.	5.250%	8/15/2028	1,755	1,753
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	42,480	41,994
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	21,150	20,991
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	21,700	21,616
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	10,700	10,771
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,370	2,353
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	11,780	11,927
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	20,393	20,714
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	10,000	9,839
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	15,000	15,224
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	34,225	32,816
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	13,855	12,828
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	13,495	13,728
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	28,200	25,384
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	5,100	5,183
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	27,365	26,976
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,803
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	25,714	22,724
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	13,200	11,803
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	18,000	17,390
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	22,700	22,851
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	1,000	1,023
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	23,050	23,557
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,695	40,301
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	28,180	28,792
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,000	5,120
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	23,467	23,030
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	9,100	8,391
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	750	674
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	16,450	13,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	4.018%	3/5/2028	14,250	14,167
	Mizuho Financial Group Inc.	5.667%	5/27/2029	5,000	5,121
	Mizuho Financial Group Inc.	5.778%	7/6/2029	29,300	30,090
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	17,600	17,479
	Mizuho Financial Group Inc.	5.376%	5/26/2030	6,500	6,637
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	17,200	16,410
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,600	3,641
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	5,000	4,594
	Mizuho Financial Group Inc.	4.711%	7/8/2031	30,025	29,975
[3]	Mizuho Financial Group Inc.	1.979%	9/8/2031	21,902	19,432
	Mizuho Financial Group Inc.	2.564%	9/13/2031	15,000	13,224
	Mizuho Financial Group Inc.	4.438%	5/12/2032	13,946	13,668
	Mizuho Financial Group Inc.	2.172%	5/22/2032	20,460	17,914
	Mizuho Financial Group Inc.	5.754%	5/27/2034	10,000	10,371
	Mizuho Financial Group Inc.	5.748%	7/6/2034	19,740	20,490
	Mizuho Financial Group Inc.	5.579%	5/26/2035	10,000	10,271
	Mizuho Financial Group Inc.	5.323%	7/8/2036	25,300	25,382
	Mizuho Financial Group Inc.	5.050%	5/12/2037	12,585	12,353
	Morgan Stanley	3.950%	4/23/2027	7,605	7,559
[3]	Morgan Stanley	3.591%	7/22/2028	44,833	44,301
	Morgan Stanley	6.296%	10/18/2028	16,060	16,478
[3]	Morgan Stanley	3.772%	1/24/2029	1,075	1,061
	Morgan Stanley	5.123%	2/1/2029	87,250	88,227
[3]	Morgan Stanley	4.994%	4/12/2029	36,770	37,105
[3]	Morgan Stanley	5.164%	4/20/2029	50,000	50,575
	Morgan Stanley	5.449%	7/20/2029	11,643	11,857
[3]	Morgan Stanley	4.133%	10/18/2029	48,410	47,851
	Morgan Stanley	4.238%	1/9/2030	13,975	13,830
	Morgan Stanley	5.173%	1/16/2030	37,000	37,524
[3]	Morgan Stanley	4.431%	1/23/2030	11,000	10,942
	Morgan Stanley	5.656%	4/18/2030	26,365	27,123
	Morgan Stanley	5.042%	7/19/2030	55,000	55,643
	Morgan Stanley	4.654%	10/18/2030	23,900	23,882
	Morgan Stanley	5.230%	1/15/2031	29,655	30,118
[3]	Morgan Stanley	2.699%	1/22/2031	49,555	46,028
[3]	Morgan Stanley	3.622%	4/1/2031	74,800	71,714
	Morgan Stanley	5.192%	4/17/2031	100,790	102,299
[3]	Morgan Stanley	4.356%	10/22/2031	95,340	93,459
	Morgan Stanley	4.493%	1/16/2032	17,806	17,513
[3]	Morgan Stanley	1.794%	2/13/2032	92,325	79,985
	Morgan Stanley	7.250%	4/1/2032	8,000	9,048
[3]	Morgan Stanley	1.928%	4/28/2032	13,850	12,004
[3]	Morgan Stanley	2.511%	10/20/2032	20,000	17,662
	Morgan Stanley	4.889%	7/20/2033	10,000	9,944
	Morgan Stanley	6.342%	10/18/2033	27,060	28,957
[3]	Morgan Stanley	5.250%	4/21/2034	21,310	21,380
[3]	Morgan Stanley	5.424%	7/21/2034	20,000	20,278
	Morgan Stanley	6.627%	11/1/2034	20,000	21,758
	Morgan Stanley	5.466%	1/18/2035	38,767	39,365
	Morgan Stanley	5.831%	4/19/2035	56,320	58,458
	Morgan Stanley	5.320%	7/19/2035	47,470	47,581
	Morgan Stanley	5.587%	1/18/2036	64,000	65,280
	Morgan Stanley	5.664%	4/17/2036	86,398	88,442
	Morgan Stanley	2.484%	9/16/2036	46,200	39,744
[3]	Morgan Stanley	4.892%	10/22/2036	15,430	14,912
	Morgan Stanley	5.073%	1/30/2037	50,000	48,972
	Morgan Stanley	5.297%	4/20/2037	10,000	9,967
	Morgan Stanley	5.942%	2/7/2039	19,898	20,340
[3]	Morgan Stanley	4.457%	4/22/2039	831	762
	Morgan Stanley	5.314%	1/18/2041	50,750	48,966
	Morgan Stanley	3.217%	4/22/2042	13,550	10,197
	Morgan Stanley	6.375%	7/24/2042	40,625	43,528
	Morgan Stanley	4.300%	1/27/2045	23,994	19,808
[3]	Morgan Stanley	2.802%	1/25/2052	24,075	14,656
	Morgan Stanley	5.516%	11/19/2055	109,391	103,598
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	36,830	37,251
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	10,000	10,060
	Morgan Stanley Bank NA	5.016%	1/12/2029	22,955	23,201
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	6,000	5,898
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	63,900	63,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	40,500	40,355
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	40,384	40,246
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	119,349	117,523
	MSD Investment Corp.	6.250%	5/31/2030	4,100	4,013
[8]	MSD Investment Corp.	6.125%	2/5/2031	4,920	4,769
	Nasdaq Inc.	5.350%	6/28/2028	3,593	3,668
	Nasdaq Inc.	1.650%	1/15/2031	11,700	10,277
	Nasdaq Inc.	5.550%	2/15/2034	5,036	5,181
	Nasdaq Inc.	2.500%	12/21/2040	17,777	12,348
	Nasdaq Inc.	3.250%	4/28/2050	3,288	2,188
	Nasdaq Inc.	3.950%	3/7/2052	2,423	1,778
	Nasdaq Inc.	5.950%	8/15/2053	13,235	13,229
	Nasdaq Inc.	6.100%	6/28/2063	14,500	14,511
	National Australia Bank Ltd.	5.087%	6/11/2027	7,000	7,079
	National Australia Bank Ltd.	4.944%	1/12/2028	6,050	6,137
	National Australia Bank Ltd.	4.308%	6/13/2028	5,823	5,838
	National Australia Bank Ltd.	4.900%	6/13/2028	21,700	22,028
	National Australia Bank Ltd.	4.787%	1/10/2029	8,300	8,436
	National Australia Bank Ltd.	4.901%	1/14/2030	5,040	5,139
	National Australia Bank Ltd.	4.534%	6/13/2030	4,230	4,260
	National Bank of Canada	5.600%	12/18/2028	11,000	11,331
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	750	750
[3]	NatWest Group plc	3.073%	5/22/2028	37,279	36,683
	NatWest Group plc	5.516%	9/30/2028	5,000	5,073
[3]	NatWest Group plc	4.892%	5/18/2029	15,800	15,909
	NatWest Group plc	5.808%	9/13/2029	10,990	11,310
[3]	NatWest Group plc	5.076%	1/27/2030	30,500	30,827
[3]	NatWest Group plc	4.445%	5/8/2030	2,155	2,142
	NatWest Group plc	4.964%	8/15/2030	8,400	8,479
	NatWest Group plc	5.115%	5/23/2031	9,464	9,559
	NatWest Group plc	6.016%	3/2/2034	17,900	18,839
	NatWest Group plc	6.475%	6/1/2034	15,500	16,073
	NatWest Group plc	5.778%	3/1/2035	23,000	23,760
[3]	NatWest Group plc	3.032%	11/28/2035	5,000	4,552
	NMI Holdings Inc.	6.000%	8/15/2029	1,649	1,685
	Nomura Holdings Inc.	5.594%	7/2/2027	2,200	2,228
	Nomura Holdings Inc.	5.386%	7/6/2027	10,000	10,101
	Nomura Holdings Inc.	6.070%	7/12/2028	23,730	24,459
	Nomura Holdings Inc.	2.172%	7/14/2028	8,950	8,477
	Nomura Holdings Inc.	5.605%	7/6/2029	10,000	10,273
	Nomura Holdings Inc.	3.103%	1/16/2030	12,365	11,655
	Nomura Holdings Inc.	4.904%	7/1/2030	5,750	5,745
	Nomura Holdings Inc.	2.608%	7/14/2031	16,975	15,131
	Nomura Holdings Inc.	2.999%	1/22/2032	10,670	9,591
	Nomura Holdings Inc.	5.783%	7/3/2034	31,876	32,710
	Nomura Holdings Inc.	5.491%	6/29/2035	9,450	9,507
	Nomura Holdings Inc.	5.043%	6/10/2036	10,000	9,699
	Northern Trust Corp.	4.000%	5/10/2027	2,500	2,497
	Northern Trust Corp.	3.650%	8/3/2028	6,430	6,381
	Northern Trust Corp.	3.150%	5/3/2029	4,200	4,066
	Northern Trust Corp.	4.150%	11/19/2030	4,531	4,494
[3]	Northern Trust Corp.	3.375%	5/8/2032	4,950	4,881
	Northern Trust Corp.	6.125%	11/2/2032	12,715	13,587
	Northern Trust Corp.	5.117%	11/19/2040	5,461	5,321
	Oaktree Strategic Credit Fund	6.190%	7/15/2030	9,725	9,506
	Old Republic International Corp.	5.750%	3/28/2034	4,128	4,216
	Old Republic International Corp.	3.850%	6/11/2051	9,000	6,325
	ORIX Corp.	3.700%	7/18/2027	8,150	8,079
	ORIX Corp.	4.650%	9/10/2029	6,117	6,160
	ORIX Corp.	4.450%	9/9/2030	10,800	10,699
	ORIX Corp.	2.250%	3/9/2031	9,000	7,996
	ORIX Corp.	5.400%	2/25/2035	4,800	4,828
	PartnerRe Finance B LLC	3.700%	7/2/2029	4,600	4,474
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,936	3,768
	PayPal Holdings Inc.	4.450%	3/6/2028	2,747	2,755
	PayPal Holdings Inc.	2.850%	10/1/2029	21,109	20,022
	PayPal Holdings Inc.	2.300%	6/1/2030	16,750	15,329
	PayPal Holdings Inc.	5.150%	6/1/2034	33,445	33,344
	PayPal Holdings Inc.	5.100%	4/1/2035	17,817	17,688
	PayPal Holdings Inc.	3.250%	6/1/2050	23,200	14,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	5.050%	6/1/2052	1,000	854
	PayPal Holdings Inc.	5.500%	6/1/2054	8,600	7,839
	PayPal Holdings Inc.	5.250%	6/1/2062	5,000	4,307
	Pinnacle Bank	5.625%	2/15/2028	5,475	5,537
	Pinnacle Bank	5.957%	1/15/2036	6,489	6,430
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	5,300	5,405
[3]	PNC Bank NA	3.250%	1/22/2028	10,775	10,614
[3]	PNC Bank NA	4.050%	7/26/2028	13,750	13,626
[3]	PNC Bank NA	2.700%	10/22/2029	9,500	8,926
	PNC Financial Services Group Inc.	3.150%	5/19/2027	24,319	24,031
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,205	10,367
	PNC Financial Services Group Inc.	3.450%	4/23/2029	13,400	13,097
	PNC Financial Services Group Inc.	5.582%	6/12/2029	34,440	35,297
	PNC Financial Services Group Inc.	5.492%	5/14/2030	20,945	21,541
	PNC Financial Services Group Inc.	4.899%	5/13/2031	55,870	56,194
	PNC Financial Services Group Inc.	4.812%	10/21/2032	79,325	79,067
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,255	16,277
	PNC Financial Services Group Inc.	6.875%	10/20/2034	15,305	16,889
	PNC Financial Services Group Inc.	5.676%	1/22/2035	40,880	42,080
	PNC Financial Services Group Inc.	5.401%	7/23/2035	24,765	25,041
	PNC Financial Services Group Inc.	5.575%	1/29/2036	45,275	46,252
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,000	5,039
	PNC Financial Services Group Inc.	5.423%	1/25/2041	19,175	18,817
	Principal Financial Group Inc.	3.700%	5/15/2029	3,000	2,927
	Principal Financial Group Inc.	2.125%	6/15/2030	6,000	5,421
	Principal Financial Group Inc.	5.375%	3/15/2033	2,000	2,043
	Principal Financial Group Inc.	6.050%	10/15/2036	8,088	8,617
	Principal Financial Group Inc.	4.625%	9/15/2042	3,400	2,965
	Principal Financial Group Inc.	4.350%	5/15/2043	4,960	4,144
	Principal Financial Group Inc.	4.300%	11/15/2046	8,219	6,712
	Progressive Corp.	4.000%	3/1/2029	6,059	6,031
	Progressive Corp.	6.625%	3/1/2029	1,390	1,483
	Progressive Corp.	3.200%	3/26/2030	7,617	7,285
	Progressive Corp.	4.600%	3/26/2031	3,120	3,126
	Progressive Corp.	3.000%	3/15/2032	9,460	8,637
	Progressive Corp.	6.250%	12/1/2032	4,000	4,355
	Progressive Corp.	4.950%	6/15/2033	4,930	4,999
	Progressive Corp.	4.350%	4/25/2044	6,219	5,239
	Progressive Corp.	4.125%	4/15/2047	10,509	8,379
	Progressive Corp.	3.950%	3/26/2050	7,359	5,593
	Progressive Corp.	3.700%	3/15/2052	16,210	11,770
[3]	Prudential Financial Inc.	3.878%	3/27/2028	4,025	4,000
[3]	Prudential Financial Inc.	2.100%	3/10/2030	2,000	1,841
[3]	Prudential Financial Inc.	5.750%	7/15/2033	2,630	2,784
	Prudential Financial Inc.	5.200%	3/14/2035	3,340	3,365
[3]	Prudential Financial Inc.	5.700%	12/14/2036	8,715	9,041
[3]	Prudential Financial Inc.	6.625%	12/1/2037	3,250	3,584
[3]	Prudential Financial Inc.	3.000%	3/10/2040	5,830	4,407
[3]	Prudential Financial Inc.	6.625%	6/21/2040	8,020	8,842
[3]	Prudential Financial Inc.	5.100%	8/15/2043	2,313	2,109
[3]	Prudential Financial Inc.	4.600%	5/15/2044	5,600	4,825
[3]	Prudential Financial Inc.	4.500%	9/15/2047	1,500	1,462
	Prudential Financial Inc.	3.905%	12/7/2047	26,333	19,878
[3]	Prudential Financial Inc.	5.700%	9/15/2048	3,000	2,967
	Prudential Financial Inc.	3.935%	12/7/2049	16,712	12,446
[3]	Prudential Financial Inc.	3.700%	10/1/2050	7,000	6,353
[3]	Prudential Financial Inc.	3.700%	3/13/2051	16,752	11,976
	Prudential Financial Inc.	5.125%	3/1/2052	10,900	10,372
	Prudential Financial Inc.	6.000%	9/1/2052	17,200	17,231
	Prudential Financial Inc.	6.750%	3/1/2053	3,865	4,003
	Prudential Financial Inc.	6.500%	3/15/2054	16,855	17,190
	Prudential Funding Asia plc	3.125%	4/14/2030	13,340	12,692
	Prudential Funding Asia plc	3.625%	3/24/2032	2,000	1,889
	Radian Group Inc.	6.200%	5/15/2029	8,216	8,495
	Raymond James Financial Inc.	4.650%	4/1/2030	9,795	9,881
	Raymond James Financial Inc.	4.950%	7/15/2046	9,055	8,009
	Raymond James Financial Inc.	3.750%	4/1/2051	8,500	6,071
	Raymond James Financial Inc.	5.650%	9/11/2055	10,000	9,485
[3]	Regions Bank	6.450%	6/26/2037	1,514	1,594
	Regions Financial Corp.	1.800%	8/12/2028	7,245	6,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regions Financial Corp.	5.722%	6/6/2030	8,100	8,312
	Regions Financial Corp.	7.375%	12/10/2037	7,000	7,927
	Reinsurance Group of America Inc.	3.900%	5/15/2029	8,350	8,164
	Reinsurance Group of America Inc.	3.150%	6/15/2030	4,300	4,019
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,060	6,295
	Reinsurance Group of America Inc.	5.750%	9/15/2034	10,425	10,593
	Reinsurance Group of America Inc.	6.650%	9/15/2055	8,160	8,121
	Reinsurance Group of America Inc.	6.375%	9/15/2056	4,001	3,872
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,525	3,486
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	900	873
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	30,278	31,098
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	5,790	5,906
	Royal Bank of Canada	3.625%	5/4/2027	27,851	27,685
[3]	Royal Bank of Canada	4.240%	8/3/2027	5,000	5,000
[3]	Royal Bank of Canada	6.000%	11/1/2027	22,150	22,733
[3]	Royal Bank of Canada	4.900%	1/12/2028	16,465	16,648
[3]	Royal Bank of Canada	4.522%	10/18/2028	6,830	6,837
[3]	Royal Bank of Canada	4.965%	1/24/2029	14,895	15,038
[3]	Royal Bank of Canada	4.950%	2/1/2029	6,000	6,104
	Royal Bank of Canada	4.498%	8/6/2029	10,125	10,131
[3]	Royal Bank of Canada	4.969%	8/2/2030	12,300	12,452
[3]	Royal Bank of Canada	5.153%	2/4/2031	45,422	46,142
[3]	Royal Bank of Canada	4.970%	5/2/2031	30,663	31,011
	Royal Bank of Canada	4.696%	8/6/2031	8,715	8,702
[3]	Royal Bank of Canada	2.300%	11/3/2031	38,500	34,356
	Royal Bank of Canada	3.875%	5/4/2032	6,865	6,591
[3]	Royal Bank of Canada	5.000%	2/1/2033	29,695	29,958
[3]	Royal Bank of Canada	5.000%	5/2/2033	12,870	12,971
[3]	Royal Bank of Canada	5.150%	2/1/2034	14,300	14,618
	Santander Holdings USA Inc.	4.400%	7/13/2027	42,150	42,064
	Santander Holdings USA Inc.	6.499%	3/9/2029	7,900	8,149
	Santander Holdings USA Inc.	6.174%	1/9/2030	7,280	7,519
	Santander Holdings USA Inc.	7.660%	11/9/2031	5,500	6,058
	Santander Holdings USA Inc.	6.342%	5/31/2035	15,000	15,688
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	4,000	3,949
	Santander UK Group Holdings plc	6.534%	1/10/2029	20,650	21,296
	Santander UK Group Holdings plc	4.320%	9/22/2029	3,640	3,606
	Santander UK Group Holdings plc	5.694%	4/15/2031	15,011	15,436
	Santander UK Group Holdings plc	2.896%	3/15/2032	8,000	7,254
	Santander UK Group Holdings plc	5.136%	9/22/2036	16,003	15,444
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,190	1,226
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,735	2,462
	SiriusPoint Ltd.	7.000%	4/5/2029	1,821	1,898
	Sixth Street Lending Partners	5.750%	1/15/2030	16,000	15,746
	Sixth Street Lending Partners	6.125%	7/15/2030	8,475	8,434
[8]	Societe Generale SA	3.000%	1/22/2030	2,000	1,870
	State Street Bank & Trust Co.	4.782%	11/23/2029	11,995	12,176
	State Street Corp.	4.536%	2/28/2028	9,700	9,768
	State Street Corp.	4.543%	4/24/2028	3,250	3,256
	State Street Corp.	5.820%	11/4/2028	10,000	10,220
	State Street Corp.	4.530%	2/20/2029	2,740	2,756
[3]	State Street Corp.	4.141%	12/3/2029	2,250	2,241
	State Street Corp.	2.400%	1/24/2030	10,130	9,485
	State Street Corp.	4.729%	2/28/2030	9,530	9,640
	State Street Corp.	4.834%	4/24/2030	10,550	10,716
	State Street Corp.	2.200%	3/3/2031	25,000	22,365
	State Street Corp.	4.164%	8/4/2033	25,000	24,104
	State Street Corp.	4.821%	1/26/2034	26,715	26,589
	State Street Corp.	5.159%	5/18/2034	10,000	10,133
[3]	State Street Corp.	3.031%	11/1/2034	4,850	4,571
	State Street Corp.	6.123%	11/21/2034	5,500	5,813
	State Street Corp.	5.146%	2/28/2036	16,240	16,278
	State Street Corp.	4.784%	10/23/2036	4,593	4,461
	Stewart Information Services Corp.	3.600%	11/15/2031	2,900	2,565
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	17,534	17,347
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	3,800	3,875
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,400	14,197
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	8,775	8,697
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	39,275	36,922
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,575	3,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	7,150	7,301
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	25,415	24,197
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	13,600	12,780
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	13,620	14,108
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	7,955	7,428
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	6,800	6,939
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	19,585	17,625
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	7,812	6,983
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	1,120	976
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	20,000	19,885
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	4,000	4,098
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,000	12,247
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	21,943	21,613
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	6,500	6,692
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	17,775	18,505
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	7,918	7,884
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	20,000	20,837
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	15,700	16,401
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	11,000	11,272
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	20,000	20,030
	Sumitomo Mitsui Financial Group Inc.	5.046%	1/15/2037	39,175	38,486
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	5,000	3,404
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	4,125	3,988
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	10,000	7,110
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	12,316	9,142
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	11,193	11,768
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	11,500	11,394
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	6,911	6,722
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	13,166	12,722
	Synchrony Bank	5.625%	8/23/2027	5,000	5,055
	Synchrony Financial	5.150%	3/19/2029	3,630	3,639
	Synchrony Financial	5.450%	3/6/2031	6,000	5,992
	Synchrony Financial	4.947%	2/25/2032	3,225	3,131
[8]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	3,888	3,867
[8]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	6,469	6,426
[8]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	6,330	6,254
[8]	Takeoff Merger Sub Inc.	5.500%	3/24/2036	2,720	2,677
	Texas Capital Bancshares Inc.	5.301%	2/27/2032	3,571	3,523
[3]	Toronto-Dominion Bank	4.980%	4/5/2027	60,000	60,441
	Toronto-Dominion Bank	4.108%	6/8/2027	14,901	14,869
[3]	Toronto-Dominion Bank	4.693%	9/15/2027	13,100	13,173
	Toronto-Dominion Bank	5.156%	1/10/2028	13,340	13,513
	Toronto-Dominion Bank	4.861%	1/31/2028	5,000	5,041
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	38,000	38,939
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	8,850	8,984
[3]	Toronto-Dominion Bank	4.808%	6/3/2030	30,000	30,262
	Toronto-Dominion Bank	4.411%	1/13/2031	25,000	24,792
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	9,840	8,675
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	6,000	5,302
	Toronto-Dominion Bank	5.298%	1/30/2032	26,000	26,733
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	19,670	18,100
	Toronto-Dominion Bank	4.456%	6/8/2032	21,880	21,547
	Toronto-Dominion Bank	5.146%	9/10/2034	6,950	6,966
	Toronto-Dominion Bank	4.928%	10/15/2035	7,461	7,327
	TPG Operating Group II LP	4.875%	5/15/2031	4,960	4,864
	TPG Operating Group II LP	5.875%	3/5/2034	11,740	11,909
	TPG Operating Group II LP	5.375%	1/15/2036	5,900	5,696
	Transatlantic Holdings Inc.	8.000%	11/30/2039	4,125	4,979
	Travelers Cos. Inc.	5.050%	7/24/2035	2,025	2,028
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	11,380	12,426
	Travelers Cos. Inc.	3.750%	5/15/2046	12,285	9,358
	Travelers Cos. Inc.	4.000%	5/30/2047	9,952	7,789
	Travelers Cos. Inc.	2.550%	4/27/2050	6,610	3,902
	Travelers Cos. Inc.	3.050%	6/8/2051	7,920	5,099
	Travelers Cos. Inc.	5.450%	5/25/2053	7,617	7,282
	Travelers Cos. Inc.	5.700%	7/24/2055	13,450	13,355
[3]	Truist Bank	4.420%	7/24/2028	14,050	14,049
[3]	Truist Bank	4.144%	1/27/2029	5,508	5,480
[3]	Truist Bank	2.250%	3/11/2030	13,944	12,673
[3]	Truist Financial Corp.	1.125%	8/3/2027	19,085	18,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	3.875%	3/19/2029	6,609	6,504
[3]	Truist Financial Corp.	1.887%	6/7/2029	9,425	8,920
[3]	Truist Financial Corp.	7.161%	10/30/2029	5,000	5,312
[3]	Truist Financial Corp.	5.071%	5/20/2031	10,000	10,109
	Truist Financial Corp.	4.597%	1/27/2032	50,277	49,720
[3]	Truist Financial Corp.	4.916%	7/28/2033	13,000	12,740
[3]	Truist Financial Corp.	6.123%	10/28/2033	8,010	8,476
[3]	Truist Financial Corp.	5.122%	1/26/2034	36,225	36,096
[3]	Truist Financial Corp.	4.964%	10/23/2036	37,180	36,014
	UBS AG	5.000%	7/9/2027	23,250	23,476
	UBS AG	7.500%	2/15/2028	31,577	33,420
	UBS AG	5.650%	9/11/2028	17,300	17,846
	UBS AG	4.302%	3/16/2029	10,544	10,528
	UBS AG	4.500%	6/26/2048	6,720	5,601
	UBS Americas Inc.	7.125%	7/15/2032	7,791	8,703
[8]	UBS Group AG	4.194%	4/1/2031	16,143	15,787
	UBS Group AG	4.875%	5/15/2045	14,580	12,909
	Unum Group	4.000%	6/15/2029	2,000	1,961
	Unum Group	5.250%	12/15/2035	4,613	4,506
	Unum Group	5.750%	8/15/2042	6,443	6,273
	Unum Group	4.500%	12/15/2049	4,839	3,801
	Unum Group	4.125%	6/15/2051	7,000	5,148
	Unum Group	6.000%	6/15/2054	4,100	3,879
[3]	US Bancorp	3.150%	4/27/2027	21,140	20,903
[3]	US Bancorp	4.548%	7/22/2028	24,015	24,041
	US Bancorp	4.653%	2/1/2029	40,316	40,479
	US Bancorp	5.775%	6/12/2029	27,988	28,777
[3]	US Bancorp	3.000%	7/30/2029	9,425	8,996
	US Bancorp	5.384%	1/23/2030	27,500	28,137
[3]	US Bancorp	1.375%	7/22/2030	8,825	7,755
	US Bancorp	5.100%	7/23/2030	41,000	41,722
	US Bancorp	5.046%	2/12/2031	4,890	4,961
	US Bancorp	5.083%	5/15/2031	31,200	31,634
	US Bancorp	4.481%	1/26/2032	18,682	18,486
[3]	US Bancorp	2.677%	1/27/2033	5,000	4,450
	US Bancorp	5.850%	10/21/2033	27,060	28,417
	US Bancorp	4.839%	2/1/2034	39,180	38,730
	US Bancorp	5.836%	6/12/2034	5,335	5,569
	US Bancorp	5.678%	1/23/2035	29,820	30,791
	US Bancorp	2.491%	11/3/2036	13,585	11,729
	US Bancorp	5.033%	1/26/2037	13,940	13,762
	Visa Inc.	1.900%	4/15/2027	11,763	11,518
	Visa Inc.	0.750%	8/15/2027	7,500	7,178
	Visa Inc.	2.750%	9/15/2027	10,550	10,365
	Visa Inc.	3.800%	2/12/2029	11,300	11,234
	Visa Inc.	2.050%	4/15/2030	19,205	17,667
	Visa Inc.	4.100%	2/12/2031	12,900	12,875
	Visa Inc.	1.100%	2/15/2031	8,200	7,101
	Visa Inc.	4.400%	2/12/2033	11,400	11,280
	Visa Inc.	4.150%	12/14/2035	18,730	17,843
	Visa Inc.	4.700%	2/12/2036	20,050	19,841
	Visa Inc.	2.700%	4/15/2040	14,051	10,605
	Visa Inc.	4.300%	12/14/2045	41,060	34,771
	Visa Inc.	3.650%	9/15/2047	6,950	5,290
	Visa Inc.	2.000%	8/15/2050	16,869	8,901
	Voya Financial Inc.	5.700%	7/15/2043	4,550	4,342
	Voya Financial Inc.	4.800%	6/15/2046	1,935	1,642
[3]	Voya Financial Inc.	4.700%	1/23/2048	12,000	11,374
	W R Berkley Corp.	4.750%	8/1/2044	3,780	3,321
	W R Berkley Corp.	4.000%	5/12/2050	4,000	3,021
	W R Berkley Corp.	3.550%	3/30/2052	8,000	5,483
	W R Berkley Corp.	3.150%	9/30/2061	5,500	3,213
	Wachovia Corp.	7.500%	4/15/2035	1,990	2,284
	Wachovia Corp.	5.500%	8/1/2035	5,725	5,775
	Webster Financial Corp.	4.100%	3/25/2029	3,000	2,937
[3]	Wells Fargo & Co.	4.300%	7/22/2027	10,721	10,704
[3]	Wells Fargo & Co.	5.707%	4/22/2028	16,000	16,208
[3]	Wells Fargo & Co.	3.584%	5/22/2028	19,806	19,611
[3]	Wells Fargo & Co.	2.393%	6/2/2028	43,480	42,440
[3]	Wells Fargo & Co.	4.808%	7/25/2028	64,000	64,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo & Co.	4.150%	1/24/2029	2,705	2,689
	Wells Fargo & Co.	4.970%	4/23/2029	30,140	30,400
[3]	Wells Fargo & Co.	5.574%	7/25/2029	39,730	40,627
	Wells Fargo & Co.	4.078%	9/15/2029	93,710	92,676
	Wells Fargo & Co.	6.303%	10/23/2029	20,000	20,836
	Wells Fargo & Co.	4.182%	1/23/2030	24,635	24,417
	Wells Fargo & Co.	5.198%	1/23/2030	58,000	58,955
	Wells Fargo & Co.	5.244%	1/24/2031	85,600	87,238
[3]	Wells Fargo & Co.	2.572%	2/11/2031	18,855	17,446
[3]	Wells Fargo & Co.	4.478%	4/4/2031	88,460	87,765
	Wells Fargo & Co.	5.150%	4/23/2031	48,015	48,830
[3]	Wells Fargo & Co.	4.897%	7/25/2033	45,010	44,758
	Wells Fargo & Co.	5.389%	4/24/2034	61,012	61,887
[3]	Wells Fargo & Co.	5.557%	7/25/2034	77,905	79,777
	Wells Fargo & Co.	5.499%	1/23/2035	33,200	33,782
	Wells Fargo & Co.	5.605%	4/23/2036	43,712	44,730
	Wells Fargo & Co.	4.892%	9/15/2036	75,000	72,954
[3]	Wells Fargo & Co.	5.950%	12/15/2036	2,025	2,089
	Wells Fargo & Co.	4.960%	1/23/2037	15,313	14,918
[3]	Wells Fargo & Co.	3.068%	4/30/2041	31,475	23,633
	Wells Fargo & Co.	5.375%	11/2/2043	31,354	29,332
	Wells Fargo & Co.	5.606%	1/15/2044	19,195	18,318
[3]	Wells Fargo & Co.	4.650%	11/4/2044	32,218	26,996
	Wells Fargo & Co.	3.900%	5/1/2045	13,742	10,719
[3]	Wells Fargo & Co.	4.900%	11/17/2045	20,371	17,482
[3]	Wells Fargo & Co.	4.400%	6/14/2046	14,223	11,357
[3]	Wells Fargo & Co.	4.750%	12/7/2046	26,443	22,172
	Wells Fargo & Co.	5.433%	1/23/2047	70,416	66,656
[3]	Wells Fargo & Co.	5.013%	4/4/2051	66,163	58,383
[3]	Wells Fargo & Co.	4.611%	4/25/2053	65,755	54,536
	Wells Fargo Bank NA	5.950%	8/26/2036	3,700	3,852
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	11,275	11,618
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	10,645	11,641
	Western Union Co.	4.750%	6/15/2029	5,650	5,600
	Western Union Co.	2.750%	3/15/2031	2,190	1,984
	Western Union Co.	6.200%	11/17/2036	6,140	6,257
	Western Union Co.	6.200%	6/21/2040	695	699
	Westpac Banking Corp.	5.457%	11/18/2027	7,500	7,656
	Westpac Banking Corp.	5.535%	11/17/2028	32,035	33,129
	Westpac Banking Corp.	1.953%	11/20/2028	9,395	8,876
	Westpac Banking Corp.	5.050%	4/16/2029	8,600	8,800
	Westpac Banking Corp.	2.650%	1/16/2030	9,250	8,719
	Westpac Banking Corp.	2.150%	6/3/2031	4,027	3,611
	Westpac Banking Corp.	5.405%	8/10/2033	11,450	11,607
	Westpac Banking Corp.	6.820%	11/17/2033	4,200	4,589
	Westpac Banking Corp.	4.110%	7/24/2034	9,021	8,795
	Westpac Banking Corp.	2.668%	11/15/2035	20,000	17,948
[3]	Westpac Banking Corp.	5.618%	11/20/2035	31,390	31,756
	Westpac Banking Corp.	3.020%	11/18/2036	8,010	7,160
	Westpac Banking Corp.	2.963%	11/16/2040	28,033	20,707
	Westpac Banking Corp.	3.133%	11/18/2041	10,000	7,321
	Willis North America Inc.	4.650%	6/15/2027	7,606	7,619
	Willis North America Inc.	4.500%	9/15/2028	5,800	5,794
	Willis North America Inc.	2.950%	9/15/2029	4,753	4,501
	Willis North America Inc.	4.550%	3/15/2031	14,244	14,054
	Willis North America Inc.	5.350%	5/15/2033	7,825	7,909
	Willis North America Inc.	5.150%	3/15/2036	23,250	22,680
	Willis North America Inc.	5.050%	9/15/2048	5,093	4,422
	Willis North America Inc.	3.875%	9/15/2049	8,925	6,453
	Willis North America Inc.	5.900%	3/5/2054	8,000	7,766
	XL Group Ltd.	5.250%	12/15/2043	4,850	4,469
	Zions Bancorp NA	3.250%	10/29/2029	3,090	2,864
	Zions Bancorp NA	6.816%	11/19/2035	2,900	2,980
					24,978,404
Health Care (2.8%)
	Abbott Laboratories	3.700%	3/9/2029	25,200	24,897
	Abbott Laboratories	4.000%	3/15/2031	47,600	46,826
	Abbott Laboratories	4.300%	3/15/2033	31,525	30,851
	Abbott Laboratories	4.650%	3/15/2036	56,007	54,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	4.750%	11/30/2036	7,510	7,377
	Abbott Laboratories	4.750%	3/15/2038	31,675	30,722
	Abbott Laboratories	6.000%	4/1/2039	950	1,025
	Abbott Laboratories	5.300%	5/27/2040	5,000	5,057
	Abbott Laboratories	4.750%	4/15/2043	16,025	14,745
	Abbott Laboratories	4.900%	11/30/2046	40,182	36,896
	Abbott Laboratories	5.500%	3/15/2056	47,250	46,335
	Abbott Laboratories	5.600%	3/15/2066	26,900	26,227
	AbbVie Inc.	3.775%	3/3/2028	4,525	4,494
	AbbVie Inc.	4.650%	3/15/2028	14,700	14,834
	AbbVie Inc.	4.250%	11/14/2028	18,784	18,834
	AbbVie Inc.	4.800%	3/15/2029	28,000	28,451
	AbbVie Inc.	3.200%	11/21/2029	82,443	79,365
	AbbVie Inc.	4.875%	3/15/2030	11,700	11,929
	AbbVie Inc.	4.125%	3/15/2031	5,050	4,977
	AbbVie Inc.	4.950%	3/15/2031	37,326	38,125
	AbbVie Inc.	4.400%	3/15/2033	15,625	15,318
	AbbVie Inc.	5.050%	3/15/2034	34,941	35,467
	AbbVie Inc.	4.550%	3/15/2035	27,789	26,978
	AbbVie Inc.	5.200%	3/15/2035	8,350	8,494
	AbbVie Inc.	4.500%	5/14/2035	49,468	47,864
	AbbVie Inc.	4.750%	3/15/2036	19,708	19,300
	AbbVie Inc.	4.300%	5/14/2036	9,275	8,764
	AbbVie Inc.	4.050%	11/21/2039	56,357	49,460
	AbbVie Inc.	4.625%	10/1/2042	4,810	4,319
	AbbVie Inc.	4.400%	11/6/2042	40,693	35,712
	AbbVie Inc.	4.850%	6/15/2044	20,416	18,569
	AbbVie Inc.	4.750%	3/15/2045	7,083	6,334
	AbbVie Inc.	4.700%	5/14/2045	26,095	23,256
	AbbVie Inc.	4.450%	5/14/2046	39,181	33,587
	AbbVie Inc.	4.875%	11/14/2048	8,036	7,203
	AbbVie Inc.	4.250%	11/21/2049	87,154	70,677
	AbbVie Inc.	5.400%	3/15/2054	44,519	42,497
	AbbVie Inc.	5.600%	3/15/2055	29,110	28,588
	AbbVie Inc.	5.550%	3/15/2056	6,897	6,744
	AbbVie Inc.	5.500%	3/15/2064	21,000	20,011
	AbbVie Inc.	5.650%	3/15/2066	5,025	4,891
[3]	Adventist Health System	4.742%	12/1/2030	21,000	20,827
	Adventist Health System	5.430%	3/1/2032	4,000	4,072
	Adventist Health System	5.757%	12/1/2034	4,925	5,067
	Adventist Health System	3.630%	3/1/2049	5,495	3,676
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,851	5,804
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	775	708
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	7,010	5,764
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	3,275	2,309
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	3,100	2,018
	Aetna Inc.	6.625%	6/15/2036	10,474	11,297
	Aetna Inc.	6.750%	12/15/2037	5,500	5,939
	Aetna Inc.	4.500%	5/15/2042	4,325	3,605
	Aetna Inc.	4.750%	3/15/2044	3,520	2,956
	Agilent Technologies Inc.	2.750%	9/15/2029	6,000	5,685
	Agilent Technologies Inc.	2.100%	6/4/2030	3,175	2,875
	Agilent Technologies Inc.	2.300%	3/12/2031	13,000	11,655
	Agilent Technologies Inc.	4.750%	9/9/2034	7,325	7,210
	AHS Hospital Corp.	5.024%	7/1/2045	3,500	3,237
[3]	AHS Hospital Corp.	2.780%	7/1/2051	10,000	6,116
[3]	Allina Health System	3.887%	4/15/2049	3,750	2,885
	Amgen Inc.	3.200%	11/2/2027	11,859	11,675
	Amgen Inc.	5.150%	3/2/2028	21,760	22,081
	Amgen Inc.	1.650%	8/15/2028	25,800	24,313
	Amgen Inc.	4.050%	8/18/2029	17,770	17,601
	Amgen Inc.	2.450%	2/21/2030	10,955	10,181
	Amgen Inc.	5.250%	3/2/2030	41,435	42,563
	Amgen Inc.	4.200%	2/19/2031	3,809	3,755
	Amgen Inc.	2.300%	2/25/2031	34,442	31,082
	Amgen Inc.	2.000%	1/15/2032	12,705	10,992
	Amgen Inc.	3.350%	2/22/2032	11,000	10,222
	Amgen Inc.	4.200%	3/1/2033	6,325	6,108
	Amgen Inc.	5.250%	3/2/2033	61,440	63,038
	Amgen Inc.	4.850%	2/19/2036	22,361	21,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.150%	2/21/2040	29,724	23,095
	Amgen Inc.	2.800%	8/15/2041	4,355	3,138
	Amgen Inc.	4.950%	10/1/2041	12,860	11,893
	Amgen Inc.	5.150%	11/15/2041	3,478	3,304
	Amgen Inc.	5.650%	6/15/2042	2,170	2,152
	Amgen Inc.	5.600%	3/2/2043	47,251	46,630
	Amgen Inc.	4.400%	5/1/2045	28,205	23,782
	Amgen Inc.	5.500%	2/19/2046	12,450	11,966
	Amgen Inc.	4.563%	6/15/2048	10,023	8,389
	Amgen Inc.	4.663%	6/15/2051	46,424	38,978
	Amgen Inc.	4.200%	2/22/2052	22,750	17,642
	Amgen Inc.	4.875%	3/1/2053	9,500	8,206
	Amgen Inc.	5.650%	3/2/2053	64,975	62,888
	Amgen Inc.	2.770%	9/1/2053	6,693	3,944
	Amgen Inc.	5.650%	2/19/2056	5,450	5,272
	Amgen Inc.	4.400%	2/22/2062	7,436	5,754
	Amgen Inc.	5.750%	3/2/2063	38,740	37,233
[3]	Ascension Health	4.078%	11/15/2028	5,273	5,254
[3]	Ascension Health	2.532%	11/15/2029	13,426	12,619
[3]	Ascension Health	4.294%	11/15/2030	11,127	11,031
[3]	Ascension Health	4.923%	11/15/2035	9,231	9,122
[3]	Ascension Health	3.106%	11/15/2039	9,450	7,439
	Ascension Health	3.945%	11/15/2046	18,010	14,333
[3]	Ascension Health	4.847%	11/15/2053	6,500	5,785
	AstraZeneca Finance LLC	4.875%	3/3/2028	15,000	15,242
	AstraZeneca Finance LLC	1.750%	5/28/2028	17,500	16,652
	AstraZeneca Finance LLC	4.850%	2/26/2029	22,479	22,849
	AstraZeneca Finance LLC	4.900%	3/3/2030	13,000	13,270
	AstraZeneca Finance LLC	4.900%	2/26/2031	18,500	18,890
	AstraZeneca Finance LLC	4.000%	3/2/2031	8,400	8,255
	AstraZeneca Finance LLC	2.250%	5/28/2031	13,000	11,700
	AstraZeneca Finance LLC	4.300%	3/2/2033	7,400	7,251
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,575	5,672
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,575	11,748
	AstraZeneca Finance LLC	4.600%	3/2/2036	8,400	8,231
	AstraZeneca plc	4.000%	1/17/2029	11,900	11,860
	AstraZeneca plc	1.375%	8/6/2030	16,361	14,441
	AstraZeneca plc	6.450%	9/15/2037	36,172	40,419
	AstraZeneca plc	4.000%	9/18/2042	15,126	12,695
	AstraZeneca plc	4.375%	11/16/2045	10,900	9,403
	AstraZeneca plc	4.375%	8/17/2048	8,400	7,149
	AstraZeneca plc	2.125%	8/6/2050	10,450	5,723
	AstraZeneca plc	3.000%	5/28/2051	7,090	4,688
	Augusta SpinCo Corp.	4.321%	9/23/2027	5,400	5,397
	Augusta SpinCo Corp.	4.398%	3/23/2029	5,400	5,385
	Augusta SpinCo Corp.	4.656%	3/23/2031	8,000	7,958
	Banner Health	2.338%	1/1/2030	5,000	4,636
	Banner Health	1.897%	1/1/2031	1,000	889
	Banner Health	2.907%	1/1/2042	4,775	3,467
[3]	Banner Health	3.181%	1/1/2050	3,920	2,631
	Banner Health	2.913%	1/1/2051	3,150	1,992
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,500	1,992
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,250	5,173
	Baxalta Inc.	5.250%	6/23/2045	4,188	3,901
	Baxter International Inc.	2.272%	12/1/2028	13,000	12,109
	Baxter International Inc.	4.450%	2/15/2029	2,295	2,264
	Baxter International Inc.	3.950%	4/1/2030	6,025	5,772
	Baxter International Inc.	4.900%	12/15/2030	2,368	2,335
	Baxter International Inc.	1.730%	4/1/2031	16,375	13,700
	Baxter International Inc.	2.539%	2/1/2032	45,000	37,903
	Baxter International Inc.	5.650%	12/15/2035	5,478	5,352
	Baxter International Inc.	3.500%	8/15/2046	4,750	3,119
	Baxter International Inc.	3.132%	12/1/2051	10,495	5,995
[3]	BayCare Health System Inc.	3.831%	11/15/2050	1,500	1,138
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	3,310	2,939
	Baylor Scott & White Holdings	4.185%	11/15/2045	9,355	7,771
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	10,475	6,582
	Becton Dickinson & Co.	3.700%	6/6/2027	20,860	20,688
	Becton Dickinson & Co.	4.693%	2/13/2028	13,387	13,451
	Becton Dickinson & Co.	2.823%	5/20/2030	10,227	9,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	1.957%	2/11/2031	10,000	8,815
	Becton Dickinson & Co.	4.298%	8/22/2032	11,000	10,677
	Becton Dickinson & Co.	5.110%	2/8/2034	6,225	6,256
	Becton Dickinson & Co.	3.794%	5/20/2050	1,244	902
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,000	1,300
	Biogen Inc.	2.250%	5/1/2030	18,647	17,021
	Biogen Inc.	5.750%	5/15/2035	7,985	8,257
	Biogen Inc.	5.200%	9/15/2045	6,221	5,604
	Biogen Inc.	3.150%	5/1/2050	22,254	13,994
	Biogen Inc.	3.250%	2/15/2051	7,539	4,763
	Biogen Inc.	6.450%	5/15/2055	8,110	8,419
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,215	5,772
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	1,750	1,747
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	6,312	6,132
	Boston Scientific Corp.	2.650%	6/1/2030	14,050	13,093
	Boston Scientific Corp.	6.250%	11/15/2035	2,923	3,225
	Boston Scientific Corp.	4.550%	3/1/2039	11,841	11,121
	Boston Scientific Corp.	7.375%	1/15/2040	160	189
	Boston Scientific Corp.	4.700%	3/1/2049	11,090	9,741
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	29,711	29,449
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	14,125	14,520
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20,000	18,318
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	37,284	38,196
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	34,517	30,712
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	15,000	11,845
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	10,865	8,179
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,000	3,931
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	12,014	10,540
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	6,600	6,067
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	14,568	12,001
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	13,989	11,826
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	58,238	46,748
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	21,275	12,430
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	41,022	29,589
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	39,270	37,806
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	15,250	10,806
	Cardinal Health Inc.	3.410%	6/15/2027	9,520	9,409
	Cardinal Health Inc.	5.125%	2/15/2029	8,000	8,138
	Cardinal Health Inc.	5.000%	11/15/2029	7,500	7,608
	Cardinal Health Inc.	4.500%	9/15/2030	7,100	7,063
	Cardinal Health Inc.	5.450%	2/15/2034	6,000	6,130
	Cardinal Health Inc.	5.350%	11/15/2034	12,000	12,110
	Cardinal Health Inc.	5.150%	9/15/2035	4,925	4,883
	Cardinal Health Inc.	4.600%	3/15/2043	3,119	2,685
	Cardinal Health Inc.	4.500%	11/15/2044	8,275	6,929
	Cardinal Health Inc.	4.900%	9/15/2045	4,580	4,028
	Cardinal Health Inc.	4.368%	6/15/2047	6,625	5,362
	Cardinal Health Inc.	5.750%	11/15/2054	7,400	7,224
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	5,900	4,019
	Cencora Inc.	3.450%	12/15/2027	11,525	11,353
	Cencora Inc.	4.625%	12/15/2027	3,450	3,463
	Cencora Inc.	3.950%	2/13/2029	7,046	6,948
	Cencora Inc.	4.850%	12/15/2029	3,500	3,545
	Cencora Inc.	2.800%	5/15/2030	7,250	6,759
	Cencora Inc.	4.250%	11/15/2030	4,400	4,319
	Cencora Inc.	2.700%	3/15/2031	19,700	17,964
	Cencora Inc.	4.600%	2/13/2033	8,153	8,011
	Cencora Inc.	5.125%	2/15/2034	5,793	5,838
	Cencora Inc.	5.150%	2/15/2035	8,150	8,205
	Cencora Inc.	4.900%	2/13/2036	12,169	11,916
	Cencora Inc.	4.250%	3/1/2045	5,132	4,248
	Cencora Inc.	4.300%	12/15/2047	10,675	8,793
	Cencora Inc.	5.650%	2/13/2056	3,850	3,756
	Centene Corp.	2.450%	7/15/2028	15,984	14,884
	Centene Corp.	4.625%	12/15/2029	46,262	43,916
	Centene Corp.	3.000%	10/15/2030	13,030	11,417
	Centene Corp.	2.500%	3/1/2031	26,765	22,439
	Centene Corp.	2.625%	8/1/2031	10,092	8,444
	Children's Health System of Texas	2.511%	8/15/2050	9,950	5,801
[3]	Children's Hospital	2.928%	7/15/2050	4,575	2,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Children's Hospital Corp.	4.115%	1/1/2047	1,575	1,296
[3]	Children's Hospital Corp.	2.585%	2/1/2050	2,500	1,502
	Children's Hospital Medical Center	4.268%	5/15/2044	1,300	1,113
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	7,025	4,343
[3]	CHRISTUS Health	4.341%	7/1/2028	17,402	17,344
	Cigna Group	4.375%	10/15/2028	29,071	29,056
	Cigna Group	5.000%	5/15/2029	11,300	11,504
	Cigna Group	2.400%	3/15/2030	21,169	19,558
	Cigna Group	4.500%	9/15/2030	12,877	12,837
	Cigna Group	2.375%	3/15/2031	19,410	17,447
	Cigna Group	5.125%	5/15/2031	10,000	10,211
	Cigna Group	4.875%	9/15/2032	17,761	17,742
	Cigna Group	5.400%	3/15/2033	8,760	9,006
	Cigna Group	5.250%	2/15/2034	18,835	19,068
	Cigna Group	5.250%	1/15/2036	20,950	20,980
	Cigna Group	4.800%	8/15/2038	27,930	26,242
	Cigna Group	3.200%	3/15/2040	7,600	5,881
[3]	Cigna Group	6.125%	11/15/2041	4,534	4,692
[3]	Cigna Group	5.375%	2/15/2042	550	534
[3]	Cigna Group	4.800%	7/15/2046	20,465	17,665
[3]	Cigna Group	3.875%	10/15/2047	18,104	13,583
	Cigna Group	4.900%	12/15/2048	29,539	25,620
	Cigna Group	3.400%	3/15/2050	22,480	15,368
	Cigna Group	3.400%	3/15/2051	20,015	13,535
	Cigna Group	5.600%	2/15/2054	15,000	14,199
	Cigna Group	6.000%	1/15/2056	5,388	5,402
[3]	City of Hope	5.623%	11/15/2043	2,000	1,960
[3]	City of Hope	4.378%	8/15/2048	7,375	5,958
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,515	3,770
	CommonSpirit Health	6.073%	11/1/2027	4,000	4,096
	CommonSpirit Health	3.347%	10/1/2029	8,645	8,283
	CommonSpirit Health	4.352%	9/1/2030	8,184	8,069
	CommonSpirit Health	2.782%	10/1/2030	3,375	3,112
	CommonSpirit Health	5.205%	12/1/2031	12,500	12,737
	CommonSpirit Health	5.318%	12/1/2034	7,450	7,470
	CommonSpirit Health	4.825%	9/1/2035	5,763	5,609
[3]	CommonSpirit Health	4.975%	9/1/2035	10,045	9,807
[3]	CommonSpirit Health	4.350%	11/1/2042	4,635	3,977
	CommonSpirit Health	5.580%	9/1/2045	4,419	4,249
	CommonSpirit Health	3.817%	10/1/2049	6,270	4,628
	CommonSpirit Health	4.187%	10/1/2049	14,300	11,082
	CommonSpirit Health	3.910%	10/1/2050	7,740	5,699
	CommonSpirit Health	5.548%	12/1/2054	6,297	5,928
	CommonSpirit Health	5.662%	9/1/2055	12,692	12,141
[3]	Community Health Network Inc.	3.099%	5/1/2050	9,817	6,232
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	2,855	2,043
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	5,210	3,577
	CVS Health Corp.	3.625%	4/1/2027	6,100	6,048
	CVS Health Corp.	1.300%	8/21/2027	25,464	24,393
	CVS Health Corp.	4.300%	3/25/2028	38,907	38,776
	CVS Health Corp.	5.000%	1/30/2029	17,810	18,030
	CVS Health Corp.	5.400%	6/1/2029	12,015	12,302
	CVS Health Corp.	3.250%	8/15/2029	52,130	49,949
	CVS Health Corp.	5.125%	2/21/2030	13,000	13,185
	CVS Health Corp.	3.750%	4/1/2030	18,347	17,737
	CVS Health Corp.	1.750%	8/21/2030	16,075	14,184
	CVS Health Corp.	5.250%	1/30/2031	6,150	6,282
	CVS Health Corp.	1.875%	2/28/2031	25,630	22,388
	CVS Health Corp.	5.550%	6/1/2031	8,515	8,777
	CVS Health Corp.	2.125%	9/15/2031	22,440	19,458
	CVS Health Corp.	5.000%	9/15/2032	4,993	4,994
	CVS Health Corp.	5.250%	2/21/2033	20,950	21,180
	CVS Health Corp.	5.300%	6/1/2033	16,285	16,421
	CVS Health Corp.	5.700%	6/1/2034	9,500	9,758
	CVS Health Corp.	4.875%	7/20/2035	11,475	11,037
	CVS Health Corp.	5.450%	9/15/2035	12,122	12,163
	CVS Health Corp.	4.780%	3/25/2038	55,570	51,188
	CVS Health Corp.	6.125%	9/15/2039	4,950	5,063
	CVS Health Corp.	4.125%	4/1/2040	9,322	7,777
	CVS Health Corp.	5.300%	12/5/2043	10,793	9,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	6.000%	6/1/2044	7,000	6,872
	CVS Health Corp.	5.125%	7/20/2045	45,019	39,604
	CVS Health Corp.	5.050%	3/25/2048	108,102	92,726
	CVS Health Corp.	5.625%	2/21/2053	19,000	17,416
	CVS Health Corp.	5.875%	6/1/2053	17,254	16,333
	CVS Health Corp.	6.050%	6/1/2054	6,870	6,664
	CVS Health Corp.	6.200%	9/15/2055	14,215	14,061
	CVS Health Corp.	6.000%	6/1/2063	12,233	11,583
	CVS Health Corp.	6.250%	9/15/2065	12,225	11,959
	Danaher Corp.	4.375%	9/15/2045	6,000	5,106
	Danaher Corp.	2.600%	10/1/2050	6,202	3,699
	Danaher Corp.	2.800%	12/10/2051	10,433	6,419
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	3,100	2,402
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	6,500	5,981
	DH Europe Finance II Sarl	2.600%	11/15/2029	14,000	13,188
	DH Europe Finance II Sarl	3.250%	11/15/2039	14,480	11,624
	DH Europe Finance II Sarl	3.400%	11/15/2049	10,897	7,641
	Dignity Health	4.500%	11/1/2042	6,000	5,158
	Dignity Health	5.267%	11/1/2064	6,075	5,415
[3]	Duke University Health System Inc.	3.920%	6/1/2047	4,800	3,772
	Edwards Lifesciences Corp.	4.300%	6/15/2028	6,325	6,317
	Elevance Health Inc.	3.650%	12/1/2027	31,571	31,215
	Elevance Health Inc.	4.101%	3/1/2028	9,466	9,406
	Elevance Health Inc.	4.000%	9/15/2028	11,481	11,379
	Elevance Health Inc.	5.150%	6/15/2029	7,075	7,207
	Elevance Health Inc.	2.875%	9/15/2029	6,955	6,589
	Elevance Health Inc.	4.750%	2/15/2030	4,750	4,780
	Elevance Health Inc.	2.250%	5/15/2030	30,808	28,068
	Elevance Health Inc.	2.550%	3/15/2031	12,034	10,857
	Elevance Health Inc.	4.950%	11/1/2031	9,410	9,466
	Elevance Health Inc.	4.100%	5/15/2032	8,070	7,740
	Elevance Health Inc.	4.600%	9/15/2032	12,200	12,007
	Elevance Health Inc.	5.500%	10/15/2032	3,400	3,504
	Elevance Health Inc.	4.750%	2/15/2033	17,690	17,414
	Elevance Health Inc.	5.375%	6/15/2034	14,340	14,532
	Elevance Health Inc.	5.950%	12/15/2034	1,001	1,047
	Elevance Health Inc.	5.200%	2/15/2035	16,675	16,654
	Elevance Health Inc.	5.000%	1/15/2036	37,707	36,938
	Elevance Health Inc.	5.850%	1/15/2036	1,200	1,241
	Elevance Health Inc.	6.375%	6/15/2037	5,865	6,276
	Elevance Health Inc.	4.625%	5/15/2042	12,315	10,786
	Elevance Health Inc.	4.650%	1/15/2043	10,695	9,259
	Elevance Health Inc.	5.100%	1/15/2044	11,855	10,776
	Elevance Health Inc.	4.650%	8/15/2044	9,592	8,220
	Elevance Health Inc.	4.375%	12/1/2047	15,631	12,587
	Elevance Health Inc.	3.125%	5/15/2050	22,925	14,689
	Elevance Health Inc.	3.600%	3/15/2051	15,100	10,476
	Elevance Health Inc.	4.550%	5/15/2052	3,070	2,475
	Elevance Health Inc.	6.100%	10/15/2052	8,881	8,915
	Elevance Health Inc.	5.125%	2/15/2053	9,800	8,607
	Elevance Health Inc.	4.850%	8/15/2054	2,720	2,249
	Elevance Health Inc.	5.700%	2/15/2055	61,295	57,949
	Elevance Health Inc.	5.700%	9/15/2055	3,300	3,151
	Elevance Health Inc.	5.850%	11/1/2064	9,260	8,838
	Eli Lilly & Co.	4.150%	8/14/2027	3,250	3,255
	Eli Lilly & Co.	4.550%	2/12/2028	11,700	11,796
	Eli Lilly & Co.	4.000%	10/15/2028	17,714	17,681
	Eli Lilly & Co.	4.500%	2/9/2029	32,100	32,417
	Eli Lilly & Co.	3.375%	3/15/2029	10,782	10,569
	Eli Lilly & Co.	4.200%	8/14/2029	11,482	11,485
	Eli Lilly & Co.	4.750%	2/12/2030	24,060	24,492
	Eli Lilly & Co.	4.250%	3/15/2031	5,922	5,895
	Eli Lilly & Co.	4.900%	2/12/2032	11,670	11,924
	Eli Lilly & Co.	4.550%	10/15/2032	16,596	16,600
	Eli Lilly & Co.	4.700%	2/27/2033	20,005	20,162
	Eli Lilly & Co.	4.700%	2/9/2034	17,446	17,412
	Eli Lilly & Co.	4.600%	8/14/2034	14,223	14,080
	Eli Lilly & Co.	4.900%	10/15/2035	15,890	15,893
	Eli Lilly & Co.	3.950%	3/15/2049	9,628	7,555
	Eli Lilly & Co.	2.250%	5/15/2050	24,737	13,929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	4.875%	2/27/2053	22,220	19,829
	Eli Lilly & Co.	5.000%	2/9/2054	21,950	19,982
	Eli Lilly & Co.	5.050%	8/14/2054	9,000	8,243
	Eli Lilly & Co.	5.500%	2/12/2055	18,175	17,785
	Eli Lilly & Co.	5.550%	10/15/2055	7,123	7,018
	Eli Lilly & Co.	4.150%	3/15/2059	2,000	1,555
	Eli Lilly & Co.	2.500%	9/15/2060	7,200	3,822
	Eli Lilly & Co.	4.950%	2/27/2063	15,750	13,809
	Eli Lilly & Co.	5.100%	2/9/2064	19,575	17,586
	Eli Lilly & Co.	5.200%	8/14/2064	17,025	15,523
	Eli Lilly & Co.	5.600%	2/12/2065	11,150	10,911
	Eli Lilly & Co.	5.650%	10/15/2065	11,769	11,564
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	3,975	2,972
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	29,726	30,319
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	16,033	15,926
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	9,000	9,081
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	15,000	15,649
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	11,500	11,573
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	18,750	19,782
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	9,700	9,892
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	8,000	7,853
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	13,460	14,295
	Gilead Sciences Inc.	1.200%	10/1/2027	4,500	4,313
	Gilead Sciences Inc.	4.800%	11/15/2029	5,750	5,858
	Gilead Sciences Inc.	1.650%	10/1/2030	8,063	7,180
	Gilead Sciences Inc.	5.250%	10/15/2033	13,500	13,961
	Gilead Sciences Inc.	5.100%	6/15/2035	11,650	11,781
	Gilead Sciences Inc.	4.600%	9/1/2035	14,199	13,860
	Gilead Sciences Inc.	4.000%	9/1/2036	16,425	15,132
	Gilead Sciences Inc.	2.600%	10/1/2040	11,066	8,007
	Gilead Sciences Inc.	5.650%	12/1/2041	5,610	5,718
	Gilead Sciences Inc.	4.800%	4/1/2044	20,456	18,468
	Gilead Sciences Inc.	4.500%	2/1/2045	25,575	22,067
	Gilead Sciences Inc.	4.750%	3/1/2046	25,569	22,679
	Gilead Sciences Inc.	4.150%	3/1/2047	17,317	14,016
	Gilead Sciences Inc.	2.800%	10/1/2050	19,390	12,040
	Gilead Sciences Inc.	5.550%	10/15/2053	20,965	20,384
	Gilead Sciences Inc.	5.500%	11/15/2054	12,200	11,824
	Gilead Sciences Inc.	5.600%	11/15/2064	8,775	8,497
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	24,150	24,021
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	11,209	11,276
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	8,400	8,741
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,800	14,736
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	35,389	39,159
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,250	12,328
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	8,637	8,412
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	4,900	3,489
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	4,000	3,272
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	5,625	3,532
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	2,100	1,765
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	975	708
	HCA Inc.	5.000%	3/1/2028	8,225	8,312
	HCA Inc.	5.200%	6/1/2028	10,611	10,771
	HCA Inc.	5.625%	9/1/2028	15,111	15,417
	HCA Inc.	5.875%	2/1/2029	6,000	6,172
	HCA Inc.	3.375%	3/15/2029	1,940	1,879
	HCA Inc.	4.125%	6/15/2029	75,256	74,255
	HCA Inc.	5.250%	3/1/2030	2,695	2,748
	HCA Inc.	3.500%	9/1/2030	40,685	38,633
	HCA Inc.	4.300%	11/15/2030	6,000	5,900
	HCA Inc.	5.450%	4/1/2031	19,717	20,217
	HCA Inc.	2.375%	7/15/2031	15,000	13,253
	HCA Inc.	5.500%	3/1/2032	8,800	9,014
	HCA Inc.	3.625%	3/15/2032	24,915	23,139
	HCA Inc.	4.600%	11/15/2032	11,935	11,613
	HCA Inc.	5.500%	6/1/2033	18,263	18,620
	HCA Inc.	5.600%	4/1/2034	15,050	15,368
	HCA Inc.	5.450%	9/15/2034	14,300	14,433
	HCA Inc.	5.750%	3/1/2035	18,000	18,507
	HCA Inc.	4.900%	11/15/2035	11,938	11,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.125%	6/15/2039	14,714	13,866
	HCA Inc.	4.375%	3/15/2042	7,650	6,412
	HCA Inc.	5.500%	6/15/2047	25,829	23,683
	HCA Inc.	5.250%	6/15/2049	23,591	20,801
	HCA Inc.	3.500%	7/15/2051	35,547	23,474
	HCA Inc.	4.625%	3/15/2052	23,615	18,795
	HCA Inc.	5.900%	6/1/2053	6,011	5,728
	HCA Inc.	6.000%	4/1/2054	32,734	31,618
	HCA Inc.	6.200%	3/1/2055	6,050	5,990
	HCA Inc.	5.700%	11/15/2055	42,500	39,532
	HCA Inc.	6.100%	4/1/2064	14,955	14,439
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	6,720	5,076
	Humana Inc.	5.750%	3/1/2028	6,505	6,634
	Humana Inc.	5.750%	12/1/2028	5,000	5,127
	Humana Inc.	3.700%	3/23/2029	12,500	12,154
	Humana Inc.	3.125%	8/15/2029	2,600	2,474
	Humana Inc.	4.875%	4/1/2030	6,150	6,130
	Humana Inc.	5.375%	4/15/2031	18,755	18,950
	Humana Inc.	2.150%	2/3/2032	12,800	10,947
	Humana Inc.	5.875%	3/1/2033	8,955	9,135
	Humana Inc.	5.950%	3/15/2034	9,000	9,169
	Humana Inc.	5.550%	5/1/2035	8,700	8,599
	Humana Inc.	4.625%	12/1/2042	4,730	3,887
	Humana Inc.	4.950%	10/1/2044	6,205	5,191
	Humana Inc.	4.800%	3/15/2047	3,120	2,492
	Humana Inc.	3.950%	8/15/2049	981	683
	Humana Inc.	5.500%	3/15/2053	13,355	11,568
	Humana Inc.	5.750%	4/15/2054	9,096	8,172
	Humana Inc.	6.000%	5/1/2055	10,540	9,744
	Icon Investments Six DAC	6.000%	5/8/2034	6,538	6,610
	Illumina Inc.	5.750%	12/13/2027	5,025	5,122
	Illumina Inc.	4.750%	12/12/2030	5,325	5,297
	Illumina Inc.	2.550%	3/23/2031	5,000	4,479
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	5,950	4,678
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	3,350	2,080
	Inova Health System Foundation	4.068%	5/15/2052	3,000	2,366
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	6,000	4,373
[3]	Iowa Health System	3.665%	2/15/2050	5,000	3,709
	IQVIA Inc.	6.250%	2/1/2029	5,000	5,199
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	7,425	5,859
	Johnson & Johnson	0.950%	9/1/2027	6,475	6,225
	Johnson & Johnson	2.900%	1/15/2028	29,337	28,855
	Johnson & Johnson	4.800%	6/1/2029	15,600	15,994
	Johnson & Johnson	6.950%	9/1/2029	2,650	2,901
	Johnson & Johnson	4.700%	3/1/2030	11,741	12,000
	Johnson & Johnson	1.300%	9/1/2030	11,590	10,296
	Johnson & Johnson	4.900%	6/1/2031	8,057	8,325
	Johnson & Johnson	4.850%	3/1/2032	14,278	14,688
	Johnson & Johnson	4.950%	5/15/2033	2,650	2,759
	Johnson & Johnson	4.375%	12/5/2033	9,529	9,541
	Johnson & Johnson	4.950%	6/1/2034	2,390	2,473
	Johnson & Johnson	5.000%	3/1/2035	19,688	20,271
	Johnson & Johnson	3.550%	3/1/2036	13,290	12,120
	Johnson & Johnson	3.625%	3/3/2037	11,356	10,196
	Johnson & Johnson	5.950%	8/15/2037	5,039	5,526
	Johnson & Johnson	3.400%	1/15/2038	19,454	16,871
	Johnson & Johnson	5.850%	7/15/2038	3,797	4,135
	Johnson & Johnson	2.100%	9/1/2040	28,235	19,713
	Johnson & Johnson	4.500%	9/1/2040	2,600	2,455
	Johnson & Johnson	4.850%	5/15/2041	825	812
	Johnson & Johnson	4.500%	12/5/2043	11,620	10,711
	Johnson & Johnson	3.700%	3/1/2046	20,872	16,579
	Johnson & Johnson	3.750%	3/3/2047	21,550	17,002
	Johnson & Johnson	3.500%	1/15/2048	13,229	9,988
	Johnson & Johnson	2.250%	9/1/2050	4,172	2,414
	Johnson & Johnson	5.250%	6/1/2054	9,825	9,710
	Johnson & Johnson	2.450%	9/1/2060	8,450	4,527
	Kaiser Foundation Hospitals	3.150%	5/1/2027	14,674	14,521
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	21,930	15,984
	Kaiser Foundation Hospitals	4.875%	4/1/2042	6,050	5,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.150%	5/1/2047	24,144	19,670
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	11,150	7,655
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	7,000	4,485
	Koninklijke Philips NV	6.875%	3/11/2038	4,600	5,072
	Koninklijke Philips NV	5.000%	3/15/2042	12,775	11,633
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5,275	5,221
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	7,625	7,225
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	7,600	7,535
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,000	4,548
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	11,800	11,645
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,750	10,470
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	8,760	7,670
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	1,000	761
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,275	2,232
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	7,550	6,006
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	6,400	4,135
[3]	Mayo Clinic	3.774%	11/15/2043	5,150	4,212
[3]	Mayo Clinic	4.000%	11/15/2047	2,865	2,276
[3]	Mayo Clinic	4.128%	11/15/2052	1,150	921
[3]	Mayo Clinic	3.196%	11/15/2061	7,000	4,422
	McKesson Corp.	3.950%	2/16/2028	2,500	2,486
	McKesson Corp.	4.900%	7/15/2028	1,493	1,514
	McKesson Corp.	4.250%	9/15/2029	5,275	5,254
	McKesson Corp.	4.650%	5/30/2030	12,200	12,274
	McKesson Corp.	4.950%	5/30/2032	15,827	16,063
	McKesson Corp.	5.100%	7/15/2033	4,623	4,712
	McKesson Corp.	5.250%	5/30/2035	8,450	8,607
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	4,433	3,669
[3]	MedStar Health Inc.	3.626%	8/15/2049	4,000	2,876
	Medtronic Global Holdings SCA	4.250%	3/30/2028	19,415	19,457
	Medtronic Inc.	4.375%	3/15/2035	47,569	45,967
	Medtronic Inc.	4.625%	3/15/2045	14,242	12,715
	Memorial Health Services	3.447%	11/1/2049	5,000	3,520
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	700	669
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	2,000	1,303
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	13,355	10,683
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	6,700	5,408
	Merck & Co. Inc.	1.700%	6/10/2027	20,000	19,485
	Merck & Co. Inc.	3.850%	9/15/2027	8,700	8,688
	Merck & Co. Inc.	1.900%	12/10/2028	4,000	3,786
	Merck & Co. Inc.	3.400%	3/7/2029	16,470	16,133
	Merck & Co. Inc.	3.850%	3/15/2029	8,643	8,579
	Merck & Co. Inc.	4.300%	5/17/2030	7,958	7,948
	Merck & Co. Inc.	1.450%	6/24/2030	5,282	4,707
	Merck & Co. Inc.	4.150%	9/15/2030	13,600	13,517
	Merck & Co. Inc.	4.150%	3/15/2031	15,905	15,727
	Merck & Co. Inc.	2.150%	12/10/2031	26,558	23,496
	Merck & Co. Inc.	4.550%	9/15/2032	20,452	20,521
	Merck & Co. Inc.	4.450%	12/4/2032	12,138	12,053
	Merck & Co. Inc.	4.500%	5/17/2033	14,114	14,065
	Merck & Co. Inc.	4.950%	9/15/2035	37,530	37,599
	Merck & Co. Inc.	4.750%	12/4/2035	23,198	22,767
	Merck & Co. Inc.	3.900%	3/7/2039	6,539	5,736
	Merck & Co. Inc.	2.350%	6/24/2040	2,379	1,687
	Merck & Co. Inc.	3.600%	9/15/2042	8,670	6,881
	Merck & Co. Inc.	4.150%	5/18/2043	15,489	13,058
	Merck & Co. Inc.	4.900%	5/17/2044	13,958	12,797
	Merck & Co. Inc.	3.700%	2/10/2045	25,109	19,532
	Merck & Co. Inc.	5.500%	3/15/2046	9,129	8,951
	Merck & Co. Inc.	4.000%	3/7/2049	18,248	14,273
	Merck & Co. Inc.	2.450%	6/24/2050	7,240	4,190
	Merck & Co. Inc.	2.750%	12/10/2051	38,230	23,253
	Merck & Co. Inc.	5.000%	5/17/2053	15,916	14,341
	Merck & Co. Inc.	5.700%	9/15/2055	31,820	31,592
	Merck & Co. Inc.	5.550%	12/4/2055	23,190	22,507
	Merck & Co. Inc.	2.900%	12/10/2061	27,175	15,526
	Merck & Co. Inc.	5.150%	5/17/2063	6,790	6,086
	Merck & Co. Inc.	5.700%	12/4/2065	17,182	16,708
[3]	Methodist Hospital	2.705%	12/1/2050	6,500	3,972
[3]	Montefiore Obligated Group	5.246%	11/1/2048	6,800	5,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montefiore Obligated Group	4.287%	9/1/2050	810	565
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,520	3,315
	Mylan Inc.	5.400%	11/29/2043	3,440	2,910
	Mylan Inc.	5.200%	4/15/2048	1,535	1,216
[3]	MyMichigan Health	3.409%	6/1/2050	2,875	1,957
	New York & Presbyterian Hospital	2.256%	8/1/2040	2,475	1,704
	New York & Presbyterian Hospital	4.024%	8/1/2045	9,390	7,659
	New York & Presbyterian Hospital	4.063%	8/1/2056	4,575	3,546
	New York & Presbyterian Hospital	2.606%	8/1/2060	2,375	1,315
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,335	4,311
	Northwell Healthcare Inc.	3.979%	11/1/2046	7,770	6,077
	Northwell Healthcare Inc.	4.260%	11/1/2047	8,325	6,750
	Northwell Healthcare Inc.	3.809%	11/1/2049	4,195	3,098
	Novant Health Inc.	2.637%	11/1/2036	7,000	5,551
	Novant Health Inc.	3.168%	11/1/2051	11,000	7,191
	Novant Health Inc.	3.318%	11/1/2061	8,925	5,616
	Novartis Capital Corp.	3.100%	5/17/2027	26,048	25,799
	Novartis Capital Corp.	3.900%	11/5/2028	5,305	5,278
	Novartis Capital Corp.	4.100%	3/16/2029	15,846	15,830
	Novartis Capital Corp.	3.800%	9/18/2029	11,750	11,594
	Novartis Capital Corp.	2.200%	8/14/2030	33,485	30,670
	Novartis Capital Corp.	4.100%	11/5/2030	19,650	19,424
	Novartis Capital Corp.	4.400%	3/18/2031	19,937	19,935
	Novartis Capital Corp.	4.300%	11/5/2032	14,400	14,191
	Novartis Capital Corp.	4.600%	3/18/2033	17,875	17,800
	Novartis Capital Corp.	4.200%	9/18/2034	15,645	15,131
	Novartis Capital Corp.	4.600%	11/5/2035	14,300	14,013
	Novartis Capital Corp.	4.900%	3/18/2036	15,527	15,489
	Novartis Capital Corp.	3.700%	9/21/2042	5,175	4,199
	Novartis Capital Corp.	4.400%	5/6/2044	26,261	23,003
	Novartis Capital Corp.	5.200%	11/5/2045	9,350	8,944
	Novartis Capital Corp.	4.000%	11/20/2045	19,011	15,613
	Novartis Capital Corp.	5.600%	3/18/2046	11,293	11,312
	Novartis Capital Corp.	2.750%	8/14/2050	13,815	8,683
	Novartis Capital Corp.	4.700%	9/18/2054	8,005	6,991
	Novartis Capital Corp.	5.300%	11/5/2055	9,275	8,871
	Novartis Capital Corp.	5.700%	3/18/2056	28,395	28,576
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	3,210	1,949
[3]	NYU Langone Hospitals	5.750%	7/1/2043	3,625	3,653
	NYU Langone Hospitals	4.784%	7/1/2044	3,925	3,530
[3]	NYU Langone Hospitals	4.368%	7/1/2047	4,775	4,053
[3]	NYU Langone Hospitals	3.380%	7/1/2055	7,545	5,137
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,500	2,988
	OhioHealth Corp.	2.297%	11/15/2031	4,650	4,142
	OhioHealth Corp.	2.834%	11/15/2041	4,325	3,154
[3]	OhioHealth Corp.	3.042%	11/15/2050	3,025	2,030
	Orlando Health Obligated Group	5.475%	10/1/2035	4,750	4,873
	Orlando Health Obligated Group	4.089%	10/1/2048	2,200	1,770
	Orlando Health Obligated Group	3.327%	10/1/2050	2,750	1,937
	PeaceHealth Obligated Group	4.335%	11/15/2028	2,280	2,270
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,210	2,205
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	3,300	2,832
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,900	3,889
	Pfizer Inc.	3.875%	11/15/2027	3,100	3,094
	Pfizer Inc.	3.600%	9/15/2028	5,492	5,439
	Pfizer Inc.	3.450%	3/15/2029	32,537	31,971
	Pfizer Inc.	2.625%	4/1/2030	11,105	10,391
	Pfizer Inc.	1.700%	5/28/2030	16,843	15,145
	Pfizer Inc.	4.200%	11/15/2030	19,042	18,889
	Pfizer Inc.	1.750%	8/18/2031	9,700	8,467
	Pfizer Inc.	4.500%	11/15/2032	15,025	14,893
	Pfizer Inc.	4.875%	11/15/2035	27,527	27,279
	Pfizer Inc.	4.000%	12/15/2036	20,550	18,919
	Pfizer Inc.	4.100%	9/15/2038	9,275	8,372
	Pfizer Inc.	3.900%	3/15/2039	14,060	12,229
	Pfizer Inc.	7.200%	3/15/2039	19,540	22,836
	Pfizer Inc.	2.550%	5/28/2040	20,500	14,856
	Pfizer Inc.	5.600%	9/15/2040	5,000	5,128
	Pfizer Inc.	4.300%	6/15/2043	8,010	6,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.400%	5/15/2044	19,075	16,548
	Pfizer Inc.	4.125%	12/15/2046	13,900	11,191
	Pfizer Inc.	4.200%	9/15/2048	17,497	14,130
	Pfizer Inc.	4.000%	3/15/2049	14,060	10,958
	Pfizer Inc.	2.700%	5/28/2050	20,275	12,428
	Pfizer Inc.	5.600%	11/15/2055	6,500	6,369
	Pfizer Inc.	5.700%	11/15/2065	16,000	15,446
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	61,213	61,560
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	31,832	32,055
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	50,028	49,841
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	39,874	37,630
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	64,664	60,056
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	46,743	42,420
	Pharmacia LLC	6.600%	12/1/2028	5,248	5,555
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,000	2,611
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,950	1,369
	Piedmont Healthcare Inc.	2.864%	1/1/2052	4,000	2,478
	Presbyterian Healthcare Services	4.875%	8/1/2052	4,000	3,512
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	13,423	12,541
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,500	7,612
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	8,700	8,870
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	3,125	2,323
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	5,700	4,353
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,600	2,679
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,790	5,755
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,000	3,022
	Quest Diagnostics Inc.	2.950%	6/30/2030	20,401	19,114
	Quest Diagnostics Inc.	2.800%	6/30/2031	4,550	4,152
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,025	9,953
	Quest Diagnostics Inc.	5.750%	1/30/2040	876	873
	Quest Diagnostics Inc.	4.700%	3/30/2045	2,050	1,823
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	4,000	2,669
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,875	14,962
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	3,755	2,270
	Revvity Inc.	1.900%	9/15/2028	4,025	3,779
	Revvity Inc.	3.300%	9/15/2029	8,350	7,994
	Revvity Inc.	2.550%	3/15/2031	6,000	5,402
	Revvity Inc.	2.250%	9/15/2031	7,000	6,115
	Revvity Inc.	3.625%	3/15/2051	3,500	2,463
	Royalty Pharma plc	1.750%	9/2/2027	12,850	12,385
	Royalty Pharma plc	5.150%	9/2/2029	2,185	2,224
	Royalty Pharma plc	2.200%	9/2/2030	10,200	9,181
	Royalty Pharma plc	4.450%	3/25/2031	12,425	12,267
	Royalty Pharma plc	5.400%	9/2/2034	5,133	5,175
	Royalty Pharma plc	3.300%	9/2/2040	11,580	8,776
	Royalty Pharma plc	3.550%	9/2/2050	15,505	10,459
	Royalty Pharma plc	3.350%	9/2/2051	9,878	6,382
[3]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,625	3,564
	Sanofi SA	3.750%	11/3/2027	8,978	8,944
	Sanofi SA	3.625%	6/19/2028	10,775	10,659
	Sanofi SA	3.800%	11/3/2028	10,059	9,978
	Sanofi SA	4.200%	11/3/2032	16,400	16,104
[3]	Seattle Children's Hospital	2.719%	10/1/2050	5,000	3,071
[3]	Sharp HealthCare	2.680%	8/1/2050	3,000	1,801
	Smith & Nephew plc	2.032%	10/14/2030	11,735	10,451
	Smith & Nephew plc	5.400%	3/20/2034	9,450	9,586
	Solventum Corp.	5.400%	3/1/2029	3,791	3,881
	Solventum Corp.	5.450%	3/13/2031	22,150	22,726
	Solventum Corp.	5.600%	3/23/2034	18,675	19,090
	Solventum Corp.	5.900%	4/30/2054	17,025	16,651
[3]	SSM Health Care Corp.	3.823%	6/1/2027	3,600	3,579
	SSM Health Care Corp.	4.894%	6/1/2028	5,550	5,593
[3]	Stanford Health Care	3.795%	11/15/2048	5,075	3,878
	Stanford Health Care	3.027%	8/15/2051	5,000	3,278
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	6,850	6,217
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	10,800	7,742
	Stryker Corp.	4.700%	2/10/2028	8,800	8,869
	Stryker Corp.	3.650%	3/7/2028	5,300	5,242
	Stryker Corp.	4.250%	9/11/2029	17,200	17,132
	Stryker Corp.	4.850%	2/10/2030	7,180	7,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	1.950%	6/15/2030	4,350	3,930
	Stryker Corp.	4.625%	9/11/2034	6,694	6,535
	Stryker Corp.	5.200%	2/10/2035	11,668	11,814
	Stryker Corp.	4.100%	4/1/2043	4,225	3,503
	Stryker Corp.	4.375%	5/15/2044	7,580	6,406
	Stryker Corp.	4.625%	3/15/2046	15,404	13,322
	Stryker Corp.	2.900%	6/15/2050	7,314	4,648
[3]	Sutter Health	3.695%	8/15/2028	3,025	2,987
[3]	Sutter Health	2.294%	8/15/2030	6,325	5,766
[3]	Sutter Health	5.213%	8/15/2032	1,500	1,536
	Sutter Health	5.164%	8/15/2033	4,200	4,261
[3]	Sutter Health	5.537%	8/15/2035	10,000	10,318
[3]	Sutter Health	3.161%	8/15/2040	4,125	3,183
[3]	Sutter Health	4.091%	8/15/2048	4,400	3,511
[3]	Sutter Health	3.361%	8/15/2050	12,302	8,543
	Sutter Health	5.547%	8/15/2053	2,648	2,586
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	33,800	34,239
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	32,382	29,426
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	12,800	12,948
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,926	15,003
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	10,000	9,795
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	47,525	31,186
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	13,579	8,509
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,112	2,035
	Takeda US Financing Inc.	5.200%	7/7/2035	36,150	36,129
	Texas Health Resources	2.328%	11/15/2050	3,704	2,080
[3]	Texas Health Resources	4.330%	11/15/2055	925	760
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	4,000	4,044
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	7,000	6,590
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,730	9,922
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	12,345	11,668
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	10,000	10,220
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	4,609	4,560
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,150	4,106
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	35,365	31,287
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	4,650	4,602
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	2,000	2,035
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	3,746	3,700
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	11,000	11,212
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	15,200	14,999
	Thermo Fisher Scientific Inc.	4.902%	2/12/2036	20,457	20,285
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	11,400	11,237
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	26,338	19,235
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5,000	4,952
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	4,390	4,241
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	10,000	9,878
	Toledo Hospital	5.750%	11/15/2038	3,850	3,861
[3]	Trinity Health Corp.	2.632%	12/1/2040	2,500	1,793
	Trinity Health Corp.	4.125%	12/1/2045	10,120	8,328
	UnitedHealth Group Inc.	4.600%	4/15/2027	6,400	6,418
	UnitedHealth Group Inc.	3.700%	5/15/2027	6,400	6,362
	UnitedHealth Group Inc.	5.250%	2/15/2028	10,000	10,174
	UnitedHealth Group Inc.	3.850%	6/15/2028	16,000	15,884
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,275	2,281
	UnitedHealth Group Inc.	4.250%	1/15/2029	18,297	18,274
	UnitedHealth Group Inc.	4.700%	4/15/2029	4,730	4,773
	UnitedHealth Group Inc.	2.875%	8/15/2029	17,965	17,124
	UnitedHealth Group Inc.	4.800%	1/15/2030	21,335	21,573
	UnitedHealth Group Inc.	5.300%	2/15/2030	10,265	10,562
	UnitedHealth Group Inc.	2.000%	5/15/2030	27,115	24,562
	UnitedHealth Group Inc.	4.650%	1/15/2031	26,250	26,377
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,400	11,562
	UnitedHealth Group Inc.	2.300%	5/15/2031	29,625	26,574
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,410	13,555
	UnitedHealth Group Inc.	5.350%	2/15/2033	35,710	36,660
	UnitedHealth Group Inc.	4.500%	4/15/2033	15,000	14,650
	UnitedHealth Group Inc.	5.000%	4/15/2034	17,280	17,283
	UnitedHealth Group Inc.	5.150%	7/15/2034	43,110	43,478
	UnitedHealth Group Inc.	5.300%	6/15/2035	83,325	85,002
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,000	4,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.500%	6/15/2037	1,185	1,295
	UnitedHealth Group Inc.	6.625%	11/15/2037	10,100	11,148
	UnitedHealth Group Inc.	6.875%	2/15/2038	13,845	15,600
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,505	14,184
	UnitedHealth Group Inc.	2.750%	5/15/2040	16,110	11,703
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,700	3,810
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,380	12,879
	UnitedHealth Group Inc.	4.625%	11/15/2041	8,742	7,802
	UnitedHealth Group Inc.	4.375%	3/15/2042	7,775	6,697
	UnitedHealth Group Inc.	3.950%	10/15/2042	5,900	4,775
	UnitedHealth Group Inc.	4.250%	3/15/2043	5,557	4,640
	UnitedHealth Group Inc.	5.500%	7/15/2044	22,290	21,483
	UnitedHealth Group Inc.	4.750%	7/15/2045	39,738	34,665
	UnitedHealth Group Inc.	4.200%	1/15/2047	14,950	11,914
	UnitedHealth Group Inc.	4.250%	4/15/2047	11,935	9,574
	UnitedHealth Group Inc.	4.250%	6/15/2048	15,182	12,068
	UnitedHealth Group Inc.	4.450%	12/15/2048	10,050	8,199
	UnitedHealth Group Inc.	3.700%	8/15/2049	11,000	7,925
	UnitedHealth Group Inc.	2.900%	5/15/2050	9,565	5,957
	UnitedHealth Group Inc.	3.250%	5/15/2051	11,358	7,482
	UnitedHealth Group Inc.	4.750%	5/15/2052	23,339	19,625
	UnitedHealth Group Inc.	5.875%	2/15/2053	22,765	22,469
	UnitedHealth Group Inc.	5.050%	4/15/2053	20,814	18,309
	UnitedHealth Group Inc.	5.375%	4/15/2054	19,751	18,150
	UnitedHealth Group Inc.	5.625%	7/15/2054	21,875	20,822
	UnitedHealth Group Inc.	5.950%	6/15/2055	28,500	28,712
	UnitedHealth Group Inc.	3.875%	8/15/2059	14,431	10,059
	UnitedHealth Group Inc.	3.125%	5/15/2060	11,490	6,830
	UnitedHealth Group Inc.	4.950%	5/15/2062	12,920	10,828
	UnitedHealth Group Inc.	6.050%	2/15/2063	16,765	16,746
	UnitedHealth Group Inc.	5.200%	4/15/2063	14,400	12,545
	UnitedHealth Group Inc.	5.500%	4/15/2064	14,605	13,379
	UnitedHealth Group Inc.	5.750%	7/15/2064	41,470	39,481
	Universal Health Services Inc.	4.625%	10/15/2029	5,100	5,043
	Universal Health Services Inc.	2.650%	10/15/2030	14,524	13,073
	Universal Health Services Inc.	5.050%	10/15/2034	5,800	5,547
	UPMC	5.035%	5/15/2033	6,000	6,072
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	12,450	10,003
	Viatris Inc.	2.300%	6/22/2027	14,000	13,581
	Viatris Inc.	2.700%	6/22/2030	12,000	10,871
	Viatris Inc.	3.850%	6/22/2040	16,773	12,733
	Viatris Inc.	4.000%	6/22/2050	18,058	11,824
[3]	WakeMed	3.286%	10/1/2052	2,375	1,589
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	3,900	2,475
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,925	2,515
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	8,400	5,313
	Wyeth LLC	6.500%	2/1/2034	9,080	10,033
	Wyeth LLC	6.000%	2/15/2036	6,845	7,311
	Wyeth LLC	5.950%	4/1/2037	12,010	12,726
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	4,075	2,402
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5,000	5,114
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	6,500	6,604
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	17,795	15,884
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	3,892	3,888
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	9,000	9,180
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	4,250	4,304
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	3,815	3,262
	Zoetis Inc.	3.000%	9/12/2027	11,040	10,851
	Zoetis Inc.	4.150%	8/17/2028	25,788	25,705
	Zoetis Inc.	3.900%	8/20/2028	4,950	4,904
	Zoetis Inc.	2.000%	5/15/2030	6,850	6,225
	Zoetis Inc.	5.600%	11/16/2032	13,000	13,609
	Zoetis Inc.	5.000%	8/17/2035	7,861	7,796
	Zoetis Inc.	4.700%	2/1/2043	7,540	6,721
	Zoetis Inc.	3.950%	9/12/2047	11,556	9,056
	Zoetis Inc.	4.450%	8/20/2048	7,200	6,037
	Zoetis Inc.	3.000%	5/15/2050	6,775	4,368
					10,287,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrials (1.7%)
[3]	3M Co.	3.625%	9/14/2028	7,186	7,084
[3]	3M Co.	3.375%	3/1/2029	7,925	7,704
	3M Co.	2.375%	8/26/2029	18,045	16,920
	3M Co.	4.800%	3/15/2030	33,623	33,959
	3M Co.	3.050%	4/15/2030	5,000	4,738
	3M Co.	5.150%	3/15/2035	5,927	5,976
[3]	3M Co.	3.875%	6/15/2044	1,000	784
[3]	3M Co.	3.125%	9/19/2046	10,755	7,238
[3]	3M Co.	3.625%	10/15/2047	8,625	6,256
[3]	3M Co.	4.000%	9/14/2048	22,230	17,116
	3M Co.	3.250%	8/26/2049	13,500	9,010
	3M Co.	3.700%	4/15/2050	10,365	7,487
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	3,875	3,435
	AGCO Corp.	5.800%	3/21/2034	8,025	8,204
	Allegion plc	3.500%	10/1/2029	3,455	3,329
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	3,100	3,058
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	8,668	8,847
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,300	4,389
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	17,864	15,977
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	7,612	7,406
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	553	546
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,727	1,703
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	3,133	3,052
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	4,021	3,897
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,589	1,545
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	3,267	3,158
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,175	2,025
	Amphenol Corp.	5.050%	4/5/2027	8,250	8,310
	Amphenol Corp.	3.800%	11/15/2027	7,175	7,134
	Amphenol Corp.	4.375%	6/12/2028	7,000	7,016
	Amphenol Corp.	3.900%	11/15/2028	6,042	5,994
	Amphenol Corp.	5.050%	4/5/2029	6,900	7,046
	Amphenol Corp.	4.350%	6/1/2029	4,000	4,010
	Amphenol Corp.	2.800%	2/15/2030	10,305	9,707
	Amphenol Corp.	4.125%	11/15/2030	17,631	17,368
	Amphenol Corp.	2.200%	9/15/2031	4,000	3,548
	Amphenol Corp.	4.400%	2/15/2033	18,367	17,924
	Amphenol Corp.	5.250%	4/5/2034	6,960	7,110
	Amphenol Corp.	5.000%	1/15/2035	15,650	15,631
	Amphenol Corp.	4.625%	2/15/2036	59,967	57,978
	Amphenol Corp.	5.375%	11/15/2054	3,750	3,582
	Amphenol Corp.	5.300%	11/15/2055	65,350	61,343
	Boeing Co.	5.040%	5/1/2027	20,800	20,910
	Boeing Co.	6.259%	5/1/2027	11,430	11,625
	Boeing Co.	3.250%	2/1/2028	20,758	20,343
	Boeing Co.	3.250%	3/1/2028	2,926	2,863
	Boeing Co.	6.298%	5/1/2029	12,660	13,301
	Boeing Co.	2.950%	2/1/2030	16,251	15,286
	Boeing Co.	5.150%	5/1/2030	136,266	138,348
	Boeing Co.	3.625%	2/1/2031	31,956	30,375
	Boeing Co.	6.388%	5/1/2031	33,750	36,014
	Boeing Co.	6.125%	2/15/2033	5,775	6,140
	Boeing Co.	3.600%	5/1/2034	18,041	16,130
	Boeing Co.	6.528%	5/1/2034	10,202	11,113
	Boeing Co.	3.250%	2/1/2035	11,725	10,040
	Boeing Co.	6.625%	2/15/2038	1,000	1,090
	Boeing Co.	3.550%	3/1/2038	2,322	1,928
	Boeing Co.	3.500%	3/1/2039	3,718	2,989
	Boeing Co.	6.875%	3/15/2039	5,430	5,971
	Boeing Co.	5.875%	2/15/2040	6,105	6,125
	Boeing Co.	5.705%	5/1/2040	38,815	38,881
	Boeing Co.	3.375%	6/15/2046	7,000	4,821
	Boeing Co.	3.650%	3/1/2047	4,324	3,036
	Boeing Co.	3.850%	11/1/2048	3,903	2,808
	Boeing Co.	3.900%	5/1/2049	18,014	13,155
	Boeing Co.	3.750%	2/1/2050	24,900	17,653
	Boeing Co.	5.805%	5/1/2050	96,041	92,708
	Boeing Co.	6.858%	5/1/2054	27,215	29,942
	Boeing Co.	3.825%	3/1/2059	3,300	2,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.950%	8/1/2059	1,520	1,045
	Boeing Co.	5.930%	5/1/2060	58,704	56,512
	Boeing Co.	7.008%	5/1/2064	18,145	20,067
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	14,050	13,933
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,650	1,799
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	11,275	11,704
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	9,225	9,213
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,680	4,465
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	7,304	6,415
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	15,395	13,365
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	14,803	12,888
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	9,337	8,849
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,380	16,864
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,305	5,497
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	9,817	8,076
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	8,722	7,710
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	8,975	7,008
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	3,135	2,524
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	16,795	13,217
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	19,679	15,768
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,075	6,493
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	8,325	5,608
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	8,435	5,175
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	12,550	10,331
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	49,245	45,309
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	28,506	27,461
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,308	5,148
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	22,375	22,576
	Canadian National Railway Co.	4.200%	3/12/2031	6,900	6,805
	Canadian National Railway Co.	3.850%	8/5/2032	760	727
	Canadian National Railway Co.	5.850%	11/1/2033	5,825	6,201
	Canadian National Railway Co.	4.750%	11/12/2035	5,391	5,318
	Canadian National Railway Co.	6.200%	6/1/2036	5,425	5,900
	Canadian National Railway Co.	3.200%	8/2/2046	12,400	8,745
	Canadian National Railway Co.	3.650%	2/3/2048	2,785	2,079
	Canadian National Railway Co.	2.450%	5/1/2050	16,661	9,721
	Canadian National Railway Co.	6.125%	11/1/2053	5,000	5,233
	Canadian Pacific Railway Co.	4.000%	6/1/2028	4,000	3,977
	Canadian Pacific Railway Co.	4.000%	3/15/2029	7,197	7,115
	Canadian Pacific Railway Co.	2.875%	11/15/2029	4,000	3,799
	Canadian Pacific Railway Co.	2.050%	3/5/2030	12,625	11,550
	Canadian Pacific Railway Co.	4.800%	3/30/2030	3,568	3,612
	Canadian Pacific Railway Co.	7.125%	10/15/2031	1,431	1,596
	Canadian Pacific Railway Co.	2.450%	12/2/2031	18,570	16,497
	Canadian Pacific Railway Co.	5.200%	3/30/2035	15,000	15,276
	Canadian Pacific Railway Co.	4.800%	9/15/2035	2,185	2,165
	Canadian Pacific Railway Co.	5.950%	5/15/2037	5,205	5,533
	Canadian Pacific Railway Co.	3.000%	12/2/2041	12,585	9,235
	Canadian Pacific Railway Co.	4.300%	5/15/2043	4,140	3,529
	Canadian Pacific Railway Co.	4.800%	8/1/2045	6,100	5,445
	Canadian Pacific Railway Co.	4.950%	8/15/2045	5,525	5,040
	Canadian Pacific Railway Co.	4.700%	5/1/2048	1,016	882
	Canadian Pacific Railway Co.	3.500%	5/1/2050	8,745	6,182
	Canadian Pacific Railway Co.	3.100%	12/2/2051	20,830	13,630
	Canadian Pacific Railway Co.	5.500%	3/15/2056	5,250	5,020
	Canadian Pacific Railway Co.	4.200%	11/15/2069	7,136	5,275
	Canadian Pacific Railway Co.	6.125%	9/15/2115	8,100	8,157
	Carrier Global Corp.	2.722%	2/15/2030	27,834	26,010
	Carrier Global Corp.	2.700%	2/15/2031	7,387	6,778
	Carrier Global Corp.	5.900%	3/15/2034	11,683	12,331
	Carrier Global Corp.	3.377%	4/5/2040	21,210	16,704
	Carrier Global Corp.	3.577%	4/5/2050	13,140	9,392
	Carrier Global Corp.	6.200%	3/15/2054	5,138	5,389
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	7,500	7,462
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	7,700	7,736
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	8,420	8,494
	Caterpillar Financial Services Corp.	3.700%	1/10/2028	4,614	4,589
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,480	3,498
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	13,750	13,736
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	3,600	3,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	8,975	8,862
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	6,700	6,820
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	5,275	5,350
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	6,430	6,579
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	4,962	4,915
	Caterpillar Inc.	2.600%	4/9/2030	19,806	18,580
	Caterpillar Inc.	5.200%	5/15/2035	31,225	31,970
	Caterpillar Inc.	5.300%	9/15/2035	7,100	7,414
	Caterpillar Inc.	6.050%	8/15/2036	9,241	10,104
	Caterpillar Inc.	5.200%	5/27/2041	15,147	14,992
	Caterpillar Inc.	3.803%	8/15/2042	11,854	9,779
	Caterpillar Inc.	3.250%	9/19/2049	16,942	11,769
	Caterpillar Inc.	3.250%	4/9/2050	10,100	7,021
	Caterpillar Inc.	5.500%	5/15/2055	1,250	1,248
	Caterpillar Inc.	4.750%	5/15/2064	2,575	2,223
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	4,175	4,144
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,300	2,299
	CNH Industrial Capital LLC	4.750%	3/21/2028	2,360	2,373
	CNH Industrial Capital LLC	4.550%	4/10/2028	3,835	3,836
	CNH Industrial Capital LLC	5.500%	1/12/2029	3,880	3,977
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,325	15,526
	CNH Industrial Capital LLC	4.500%	10/16/2030	9,700	9,582
	CNH Industrial Capital LLC	4.375%	3/7/2031	13,425	13,112
[3]	CNH Industrial NV	3.850%	11/15/2027	4,500	4,458
	CSX Corp.	3.250%	6/1/2027	12,250	12,112
	CSX Corp.	3.800%	3/1/2028	18,350	18,196
	CSX Corp.	4.250%	3/15/2029	15,539	15,518
	CSX Corp.	2.400%	2/15/2030	11,965	11,121
	CSX Corp.	4.100%	11/15/2032	11,823	11,462
	CSX Corp.	5.050%	6/15/2035	46,437	46,595
	CSX Corp.	6.000%	10/1/2036	900	962
	CSX Corp.	6.150%	5/1/2037	8,600	9,292
	CSX Corp.	6.220%	4/30/2040	7,279	7,851
	CSX Corp.	5.500%	4/15/2041	6,300	6,346
	CSX Corp.	4.750%	5/30/2042	3,290	3,003
	CSX Corp.	4.100%	3/15/2044	8,325	6,879
	CSX Corp.	4.300%	3/1/2048	9,325	7,632
	CSX Corp.	4.500%	3/15/2049	14,091	11,765
	CSX Corp.	3.350%	9/15/2049	1,000	692
	CSX Corp.	3.800%	4/15/2050	5,080	3,774
	CSX Corp.	3.950%	5/1/2050	6,900	5,278
	CSX Corp.	2.500%	5/15/2051	17,500	10,285
	CSX Corp.	4.500%	11/15/2052	19,980	16,645
	CSX Corp.	4.500%	8/1/2054	1,300	1,072
	CSX Corp.	4.250%	11/1/2066	1,625	1,222
	CSX Corp.	4.650%	3/1/2068	3,145	2,539
	Cummins Inc.	4.250%	5/9/2028	3,375	3,382
	Cummins Inc.	4.900%	2/20/2029	8,500	8,643
	Cummins Inc.	1.500%	9/1/2030	8,855	7,839
	Cummins Inc.	4.700%	2/15/2031	11,700	11,813
	Cummins Inc.	5.150%	2/20/2034	5,000	5,081
	Cummins Inc.	5.300%	5/9/2035	19,450	19,809
	Cummins Inc.	4.875%	10/1/2043	7,390	6,912
	Cummins Inc.	2.600%	9/1/2050	4,050	2,405
	Cummins Inc.	5.450%	2/20/2054	14,000	13,521
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	750	762
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	750	760
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/2035	750	761
	Deere & Co.	5.375%	10/16/2029	5,920	6,144
	Deere & Co.	3.100%	4/15/2030	23,508	22,448
	Deere & Co.	5.450%	1/16/2035	10,250	10,641
	Deere & Co.	3.900%	6/9/2042	7,482	6,323
	Deere & Co.	2.875%	9/7/2049	12,300	8,068
	Deere & Co.	3.750%	4/15/2050	15,643	11,943
	Deere & Co.	5.700%	1/19/2055	7,900	8,049
	Deere Funding Canada Corp.	4.150%	10/9/2030	8,474	8,363
	Delta Air Lines Inc.	4.375%	4/19/2028	3,000	2,979
	Delta Air Lines Inc.	4.950%	7/10/2028	7,769	7,797
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	1,008	1,007
	Delta Air Lines Inc.	3.750%	10/28/2029	3,127	3,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	5.250%	7/10/2030	6,118	6,165
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	5,369	5,192
	Dover Corp.	2.950%	11/4/2029	2,600	2,467
	Dover Corp.	5.375%	3/1/2041	2,220	2,222
	Eaton Capital ULC	4.450%	5/9/2030	4,450	4,450
	Eaton Corp.	3.103%	9/15/2027	7,765	7,655
	Eaton Corp.	3.850%	3/6/2028	15,950	15,840
	Eaton Corp.	4.350%	5/18/2028	5,000	5,010
	Eaton Corp.	3.950%	3/6/2029	6,947	6,877
	Eaton Corp.	4.200%	3/6/2031	4,628	4,563
	Eaton Corp.	4.000%	11/2/2032	15,729	15,230
	Eaton Corp.	4.500%	3/6/2033	2,094	2,065
[3]	Eaton Corp.	4.150%	3/15/2033	27,302	26,536
	Eaton Corp.	4.800%	3/6/2036	27,187	26,842
	Eaton Corp.	5.450%	3/6/2056	25,475	24,621
	Embraer Netherlands Finance BV	5.980%	2/11/2035	8,151	8,383
	Embraer Netherlands Finance BV	5.400%	1/9/2038	12,446	11,873
	Emerson Electric Co.	1.800%	10/15/2027	9,550	9,234
	Emerson Electric Co.	2.000%	12/21/2028	7,800	7,379
	Emerson Electric Co.	2.200%	12/21/2031	11,000	9,764
	Emerson Electric Co.	5.000%	3/15/2035	2,552	2,570
	Emerson Electric Co.	2.800%	12/21/2051	14,800	9,101
[3]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	15,212	13,094
[3]	FedEx Corp.	3.400%	2/15/2028	5,000	4,910
[3]	FedEx Corp.	3.100%	8/5/2029	16,125	15,445
[3]	FedEx Corp.	4.250%	5/15/2030	13,550	13,392
[3]	FedEx Corp.	2.400%	5/15/2031	6,700	6,035
[3]	FedEx Corp.	4.900%	1/15/2034	1,700	1,682
[3]	FedEx Corp.	3.900%	2/1/2035	4,100	3,765
[3]	FedEx Corp.	3.250%	5/15/2041	6,700	5,041
[3]	FedEx Corp.	5.100%	1/15/2044	3,107	2,836
[3]	FedEx Corp.	4.750%	11/15/2045	13,900	11,897
[3]	FedEx Corp.	4.550%	4/1/2046	16,199	13,458
[3]	FedEx Corp.	4.400%	1/15/2047	9,400	7,568
[3]	FedEx Corp.	4.050%	2/15/2048	4,725	3,600
[3]	FedEx Corp.	4.950%	10/17/2048	9,578	8,308
[3]	FedEx Corp.	5.250%	5/15/2050	14,781	13,531
[8]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	7,349	7,260
[8]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	9,167	9,007
[8]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	5,178	5,050
[8]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	6,220	6,013
	Flowserve Corp.	3.500%	10/1/2030	3,920	3,689
	Fortive Corp.	4.300%	6/15/2046	6,250	5,005
	GE Capital Funding LLC	4.550%	5/15/2032	1,099	1,095
	GE Vernova Inc.	4.250%	2/4/2031	6,493	6,413
	GE Vernova Inc.	4.875%	2/4/2036	6,844	6,783
	GE Vernova Inc.	5.500%	2/4/2056	7,208	6,931
	General Dynamics Corp.	4.950%	8/15/2035	4,600	4,627
	General Electric Co.	4.300%	7/29/2030	5,600	5,586
	General Electric Co.	4.900%	1/29/2036	55,470	55,447
[3]	General Electric Co.	5.875%	1/14/2038	580	617
[3]	General Electric Co.	6.875%	1/10/2039	5,000	5,757
	General Electric Co.	4.350%	5/1/2050	4,948	4,162
	GXO Logistics Inc.	6.250%	5/6/2029	4,000	4,148
	GXO Logistics Inc.	2.650%	7/15/2031	7,000	6,234
	GXO Logistics Inc.	6.500%	5/6/2034	5,715	5,995
	HEICO Corp.	5.250%	8/1/2028	6,594	6,718
	HEICO Corp.	5.350%	8/1/2033	15,875	16,142
	Hexcel Corp.	5.875%	2/26/2035	962	987
[8]	Honeywell Aerospace Inc.	4.300%	3/16/2031	24,790	24,537
[8]	Honeywell Aerospace Inc.	4.600%	3/16/2033	21,150	20,896
[8]	Honeywell Aerospace Inc.	4.950%	3/16/2036	36,055	35,771
[8]	Honeywell Aerospace Inc.	5.622%	3/16/2046	15,500	15,264
[8]	Honeywell Aerospace Inc.	5.732%	3/16/2056	52,610	52,015
	Honeywell International Inc.	2.700%	8/15/2029	4,901	4,645
	Honeywell International Inc.	1.950%	6/1/2030	8,303	7,526
	Honeywell International Inc.	1.750%	9/1/2031	26,000	22,522
	Honeywell International Inc.	4.500%	1/15/2034	15,900	15,643
	Honeywell International Inc.	3.812%	11/21/2047	2,500	1,895
	Howmet Aerospace Inc.	3.000%	1/15/2029	12,240	11,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howmet Aerospace Inc.	4.850%	10/15/2031	9,095	9,197
	Howmet Aerospace Inc.	4.550%	11/15/2032	8,522	8,417
	Howmet Aerospace Inc.	5.950%	2/1/2037	12,380	13,184
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,608	4,536
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5,300	5,023
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,000	2,039
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	7,100	6,969
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	54,505	56,321
	IDEX Corp.	4.950%	9/1/2029	5,690	5,752
	IDEX Corp.	3.000%	5/1/2030	2,995	2,816
	Illinois Tool Works Inc.	3.900%	9/1/2042	25,803	21,505
	Ingersoll Rand Inc.	5.197%	6/15/2027	9,325	9,408
	Ingersoll Rand Inc.	5.400%	8/14/2028	1,000	1,023
	Ingersoll Rand Inc.	5.176%	6/15/2029	8,730	8,937
	Ingersoll Rand Inc.	5.314%	6/15/2031	5,820	5,973
	Ingersoll Rand Inc.	5.700%	8/14/2033	11,020	11,445
	Ingersoll Rand Inc.	5.450%	6/15/2034	8,600	8,777
	Ingersoll Rand Inc.	5.700%	6/15/2054	6,985	6,816
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	4,500	4,667
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	1,903	1,970
	Jacobs Solutions Inc.	4.750%	3/3/2031	7,200	7,098
	Jacobs Solutions Inc.	5.375%	3/3/2036	7,200	7,011
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	3,280	3,107
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	4,317	3,826
[3]	John Deere Capital Corp.	4.900%	6/11/2027	6,905	6,972
[3]	John Deere Capital Corp.	2.800%	9/8/2027	8,100	7,955
[3]	John Deere Capital Corp.	4.150%	9/15/2027	8,475	8,490
[3]	John Deere Capital Corp.	3.050%	1/6/2028	7,700	7,570
	John Deere Capital Corp.	4.650%	1/7/2028	5,000	5,046
[3]	John Deere Capital Corp.	4.750%	1/20/2028	14,337	14,531
[3]	John Deere Capital Corp.	4.900%	3/3/2028	20,040	20,381
[3]	John Deere Capital Corp.	1.500%	3/6/2028	5,500	5,243
[3]	John Deere Capital Corp.	4.250%	6/5/2028	7,800	7,829
[3]	John Deere Capital Corp.	4.950%	7/14/2028	19,111	19,482
	John Deere Capital Corp.	4.500%	1/16/2029	5,669	5,722
[3]	John Deere Capital Corp.	3.450%	3/7/2029	4,475	4,390
[3]	John Deere Capital Corp.	3.900%	3/9/2029	7,562	7,506
[3]	John Deere Capital Corp.	4.850%	6/11/2029	5,833	5,939
[3]	John Deere Capital Corp.	2.800%	7/18/2029	5,575	5,330
[3]	John Deere Capital Corp.	4.850%	10/11/2029	14,500	14,888
[3]	John Deere Capital Corp.	2.450%	1/9/2030	8,380	7,877
[3]	John Deere Capital Corp.	4.550%	6/5/2030	17,400	17,514
[3]	John Deere Capital Corp.	4.700%	6/10/2030	11,500	11,656
[3]	John Deere Capital Corp.	4.375%	10/15/2030	6,900	6,889
	John Deere Capital Corp.	1.450%	1/15/2031	9,200	8,077
[3]	John Deere Capital Corp.	4.900%	3/7/2031	4,500	4,593
[3]	John Deere Capital Corp.	4.200%	3/10/2031	3,827	3,789
	John Deere Capital Corp.	4.400%	9/8/2031	18,365	18,327
[3]	John Deere Capital Corp.	4.350%	9/15/2032	8,000	7,931
[3]	John Deere Capital Corp.	5.150%	9/8/2033	19,500	20,104
[3]	John Deere Capital Corp.	5.100%	4/11/2034	11,500	11,701
[3]	John Deere Capital Corp.	5.050%	6/12/2034	10,950	11,111
	Johnson Controls International plc	1.750%	9/15/2030	8,050	7,150
	Johnson Controls International plc	4.900%	12/1/2032	6,400	6,426
[3]	Johnson Controls International plc	4.625%	7/2/2044	7,850	6,823
	Kennametal Inc.	4.625%	6/15/2028	6,620	6,645
	Keysight Technologies Inc.	4.600%	4/6/2027	10,600	10,608
	Keysight Technologies Inc.	3.000%	10/30/2029	7,947	7,564
	Keysight Technologies Inc.	4.950%	10/15/2034	1,650	1,632
	Kirby Corp.	4.200%	3/1/2028	9,217	9,157
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	9,605	9,608
	L3Harris Technologies Inc.	5.050%	6/1/2029	12,700	12,920
	L3Harris Technologies Inc.	2.900%	12/15/2029	5,630	5,314
	L3Harris Technologies Inc.	1.800%	1/15/2031	19,275	16,873
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,200	12,483
	L3Harris Technologies Inc.	5.400%	7/31/2033	16,750	17,172
	L3Harris Technologies Inc.	5.350%	6/1/2034	3,300	3,358
	L3Harris Technologies Inc.	4.854%	4/27/2035	3,350	3,285
	L3Harris Technologies Inc.	5.054%	4/27/2045	5,970	5,545
	L3Harris Technologies Inc.	5.600%	7/31/2053	6,135	5,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	5.500%	8/15/2054	6,900	6,592
	Lennox International Inc.	1.700%	8/1/2027	2,300	2,223
	Lennox International Inc.	5.500%	9/15/2028	5,500	5,603
	LKQ Corp.	5.750%	6/15/2028	11,000	11,197
	Lockheed Martin Corp.	5.100%	11/15/2027	13,483	13,713
	Lockheed Martin Corp.	4.450%	5/15/2028	5,500	5,533
	Lockheed Martin Corp.	4.150%	8/15/2028	5,775	5,779
	Lockheed Martin Corp.	4.500%	2/15/2029	5,000	5,038
	Lockheed Martin Corp.	4.400%	8/15/2030	6,700	6,707
	Lockheed Martin Corp.	4.700%	12/15/2031	35,600	36,068
	Lockheed Martin Corp.	3.900%	6/15/2032	3,230	3,136
	Lockheed Martin Corp.	5.250%	1/15/2033	20,000	20,829
	Lockheed Martin Corp.	4.750%	2/15/2034	16,710	16,741
	Lockheed Martin Corp.	4.800%	8/15/2034	7,000	6,991
	Lockheed Martin Corp.	3.600%	3/1/2035	12,240	11,155
	Lockheed Martin Corp.	5.000%	8/15/2035	5,175	5,218
	Lockheed Martin Corp.	4.500%	5/15/2036	6,155	5,978
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	11,685	12,810
	Lockheed Martin Corp.	4.070%	12/15/2042	19,965	16,873
	Lockheed Martin Corp.	3.800%	3/1/2045	6,690	5,276
	Lockheed Martin Corp.	4.700%	5/15/2046	14,833	13,153
	Lockheed Martin Corp.	4.090%	9/15/2052	13,861	10,827
	Lockheed Martin Corp.	4.150%	6/15/2053	14,791	11,650
	Lockheed Martin Corp.	5.700%	11/15/2054	10,060	10,050
	Lockheed Martin Corp.	5.200%	2/15/2055	9,668	8,978
	Lockheed Martin Corp.	4.300%	6/15/2062	2,025	1,579
	Lockheed Martin Corp.	5.900%	11/15/2063	16,950	17,309
	Lockheed Martin Corp.	5.200%	2/15/2064	1,300	1,181
	MasTec Inc.	5.900%	6/15/2029	5,900	6,093
[3]	Nature Conservancy	3.957%	3/1/2052	4,350	3,407
	Norfolk Southern Corp.	7.800%	5/15/2027	1,945	2,017
	Norfolk Southern Corp.	3.150%	6/1/2027	4,793	4,731
	Norfolk Southern Corp.	3.800%	8/1/2028	8,058	7,973
	Norfolk Southern Corp.	2.550%	11/1/2029	15,855	14,931
	Norfolk Southern Corp.	5.050%	8/1/2030	10,000	10,220
	Norfolk Southern Corp.	2.300%	5/15/2031	5,000	4,479
	Norfolk Southern Corp.	3.000%	3/15/2032	16,187	14,776
	Norfolk Southern Corp.	5.550%	3/15/2034	13,800	14,315
	Norfolk Southern Corp.	5.100%	5/1/2035	2,650	2,658
	Norfolk Southern Corp.	4.837%	10/1/2041	12,098	11,147
	Norfolk Southern Corp.	3.950%	10/1/2042	3,125	2,542
	Norfolk Southern Corp.	4.450%	6/15/2045	5,120	4,336
	Norfolk Southern Corp.	4.650%	1/15/2046	9,150	7,909
	Norfolk Southern Corp.	3.942%	11/1/2047	1,156	885
	Norfolk Southern Corp.	4.150%	2/28/2048	1,400	1,109
	Norfolk Southern Corp.	4.100%	5/15/2049	4,050	3,150
	Norfolk Southern Corp.	3.400%	11/1/2049	2,500	1,724
	Norfolk Southern Corp.	3.050%	5/15/2050	21,525	13,809
	Norfolk Southern Corp.	4.050%	8/15/2052	8,222	6,231
	Norfolk Southern Corp.	3.700%	3/15/2053	1,429	1,011
	Norfolk Southern Corp.	4.550%	6/1/2053	10,133	8,328
	Norfolk Southern Corp.	5.350%	8/1/2054	53,179	49,549
	Norfolk Southern Corp.	3.155%	5/15/2055	17,192	10,870
	Norfolk Southern Corp.	5.950%	3/15/2064	22,400	22,216
	Norfolk Southern Corp.	4.100%	5/15/2121	7,800	5,273
	Northrop Grumman Corp.	3.250%	1/15/2028	22,349	21,961
	Northrop Grumman Corp.	4.600%	2/1/2029	7,000	7,047
	Northrop Grumman Corp.	4.400%	5/1/2030	14,817	14,779
	Northrop Grumman Corp.	4.650%	7/15/2030	13,040	13,113
	Northrop Grumman Corp.	4.700%	3/15/2033	21,000	20,966
	Northrop Grumman Corp.	4.900%	6/1/2034	5,150	5,140
	Northrop Grumman Corp.	5.150%	5/1/2040	12,330	12,035
	Northrop Grumman Corp.	5.050%	11/15/2040	9,525	9,201
	Northrop Grumman Corp.	4.750%	6/1/2043	9,890	8,938
	Northrop Grumman Corp.	3.850%	4/15/2045	5,275	4,139
	Northrop Grumman Corp.	4.030%	10/15/2047	28,582	22,477
	Northrop Grumman Corp.	5.250%	5/1/2050	3,695	3,425
	Northrop Grumman Corp.	4.950%	3/15/2053	11,755	10,409
	Northrop Grumman Corp.	5.200%	6/1/2054	13,300	12,258
	nVent Finance Sarl	4.550%	4/15/2028	3,850	3,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	nVent Finance Sarl	5.650%	5/15/2033	5,500	5,649
	Oshkosh Corp.	4.600%	5/15/2028	7,375	7,375
	Oshkosh Corp.	3.100%	3/1/2030	600	563
	Otis Worldwide Corp.	2.293%	4/5/2027	20,778	20,369
	Otis Worldwide Corp.	5.250%	8/16/2028	8,000	8,164
	Otis Worldwide Corp.	2.565%	2/15/2030	31,877	29,590
	Otis Worldwide Corp.	5.125%	11/19/2031	16,950	17,325
	Otis Worldwide Corp.	5.131%	9/4/2035	2,624	2,616
	Otis Worldwide Corp.	3.112%	2/15/2040	5,000	3,798
	Otis Worldwide Corp.	3.362%	2/15/2050	19,255	13,153
	PACCAR Financial Corp.	5.000%	5/13/2027	4,375	4,421
	PACCAR Financial Corp.	4.250%	6/23/2027	4,650	4,666
	PACCAR Financial Corp.	4.450%	8/6/2027	9,850	9,910
	PACCAR Financial Corp.	4.550%	3/3/2028	5,800	5,847
	PACCAR Financial Corp.	4.000%	8/8/2028	8,133	8,128
[3]	PACCAR Financial Corp.	4.950%	8/10/2028	2,069	2,106
[3]	PACCAR Financial Corp.	4.000%	11/7/2028	6,016	5,995
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	4,398	4,460
[3]	PACCAR Financial Corp.	3.900%	2/5/2029	4,235	4,201
	PACCAR Financial Corp.	4.000%	9/26/2029	9,500	9,438
	PACCAR Financial Corp.	4.550%	5/8/2030	5,755	5,795
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	5,000	5,056
	Parker-Hannifin Corp.	4.250%	9/15/2027	22,261	22,257
	Parker-Hannifin Corp.	3.250%	6/14/2029	11,875	11,510
	Parker-Hannifin Corp.	4.500%	9/15/2029	10,000	10,055
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,600	4,404
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	9,050	9,915
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	4,870	4,205
	Parker-Hannifin Corp.	4.100%	3/1/2047	5,825	4,694
	Parker-Hannifin Corp.	4.000%	6/14/2049	21,907	17,105
	Precision Castparts Corp.	3.900%	1/15/2043	6,650	5,508
	Precision Castparts Corp.	4.375%	6/15/2045	5,962	5,082
	Regal Rexnord Corp.	6.050%	4/15/2028	13,000	13,334
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	11,450	11,999
	Regal Rexnord Corp.	6.400%	4/15/2033	13,015	13,746
	Republic Services Inc.	4.875%	4/1/2029	2,000	2,030
	Republic Services Inc.	5.000%	11/15/2029	7,495	7,652
	Republic Services Inc.	2.300%	3/1/2030	9,075	8,374
	Republic Services Inc.	4.750%	7/15/2030	1,311	1,326
	Republic Services Inc.	1.450%	2/15/2031	18,500	16,029
	Republic Services Inc.	1.750%	2/15/2032	12,985	11,116
	Republic Services Inc.	5.000%	4/1/2034	13,300	13,432
	Republic Services Inc.	5.150%	3/15/2035	19,015	19,384
	Republic Services Inc.	6.200%	3/1/2040	3,790	4,108
	Republic Services Inc.	5.700%	5/15/2041	4,500	4,650
	Republic Services Inc.	3.050%	3/1/2050	3,917	2,598
	Rockwell Automation Inc.	3.500%	3/1/2029	3,088	3,029
	Rockwell Automation Inc.	1.750%	8/15/2031	1,350	1,173
	Rockwell Automation Inc.	4.200%	3/1/2049	8,150	6,615
	Rockwell Automation Inc.	2.800%	8/15/2061	1,900	1,061
	RTX Corp.	3.125%	5/4/2027	15,919	15,719
	RTX Corp.	7.200%	8/15/2027	1,010	1,050
	RTX Corp.	4.125%	11/16/2028	47,193	47,007
	RTX Corp.	5.750%	1/15/2029	2,690	2,790
	RTX Corp.	2.250%	7/1/2030	33,885	30,999
	RTX Corp.	6.000%	3/15/2031	5,000	5,313
	RTX Corp.	1.900%	9/1/2031	10,600	9,231
	RTX Corp.	2.375%	3/15/2032	5,680	5,004
	RTX Corp.	5.150%	2/27/2033	23,250	23,728
	RTX Corp.	6.100%	3/15/2034	18,864	20,313
	RTX Corp.	5.400%	5/1/2035	3,225	3,320
	RTX Corp.	6.050%	6/1/2036	7,390	7,947
	RTX Corp.	6.125%	7/15/2038	4,375	4,705
	RTX Corp.	4.450%	11/16/2038	16,346	15,082
	RTX Corp.	4.700%	12/15/2041	7,075	6,416
	RTX Corp.	4.500%	6/1/2042	24,798	22,006
	RTX Corp.	4.800%	12/15/2043	2,325	2,095
	RTX Corp.	4.150%	5/15/2045	8,650	7,074
	RTX Corp.	3.750%	11/1/2046	14,194	10,789
	RTX Corp.	4.350%	4/15/2047	10,625	8,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.050%	5/4/2047	13,950	11,044
	RTX Corp.	4.625%	11/16/2048	10,350	8,808
	RTX Corp.	3.125%	7/1/2050	11,400	7,496
	RTX Corp.	2.820%	9/1/2051	15,695	9,597
	RTX Corp.	3.030%	3/15/2052	18,600	11,781
	RTX Corp.	5.375%	2/27/2053	35,182	32,965
	RTX Corp.	6.400%	3/15/2054	26,953	29,051
[3]	Ryder System Inc.	5.650%	3/1/2028	5,300	5,419
[3]	Ryder System Inc.	5.250%	6/1/2028	8,160	8,294
	Ryder System Inc.	6.300%	12/1/2028	3,000	3,136
[3]	Ryder System Inc.	5.375%	3/15/2029	13,975	14,303
[3]	Ryder System Inc.	5.500%	6/1/2029	3,430	3,529
[3]	Ryder System Inc.	4.950%	9/1/2029	2,000	2,026
[3]	Ryder System Inc.	4.900%	12/1/2029	9,735	9,843
	Ryder System Inc.	5.000%	3/15/2030	2,118	2,147
[3]	Ryder System Inc.	4.850%	6/15/2030	3,200	3,223
	Ryder System Inc.	4.300%	12/1/2030	3,300	3,244
	Ryder System Inc.	6.600%	12/1/2033	18,000	19,747
	Southwest Airlines Co.	5.125%	6/15/2027	21,646	21,721
	Southwest Airlines Co.	4.375%	11/15/2028	4,100	4,048
	Southwest Airlines Co.	2.625%	2/10/2030	6,000	5,498
	Southwest Airlines Co.	5.250%	11/15/2035	9,900	9,291
	Teledyne Technologies Inc.	2.250%	4/1/2028	9,000	8,636
	Teledyne Technologies Inc.	2.750%	4/1/2031	15,500	14,173
	Textron Inc.	3.375%	3/1/2028	5,500	5,401
	Textron Inc.	2.450%	3/15/2031	3,145	2,834
	Textron Inc.	6.100%	11/15/2033	6,900	7,277
	Textron Inc.	5.500%	5/15/2035	5,685	5,782
	Textron Inc.	4.950%	3/15/2036	7,250	7,054
	Timken Co.	4.500%	12/15/2028	7,320	7,305
	Timken Co.	4.125%	4/1/2032	3,628	3,425
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	12,915	12,752
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,000	6,159
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	8,700	8,623
	Trimble Inc.	4.900%	6/15/2028	4,000	4,014
	Triton Container International Ltd.	3.250%	3/15/2032	6,300	5,668
	Triton Container International Ltd.	5.150%	2/15/2033	7,473	7,316
	Tyco Electronics Group SA	3.125%	8/15/2027	2,950	2,909
	Tyco Electronics Group SA	4.500%	2/9/2031	4,350	4,342
	Tyco Electronics Group SA	2.500%	2/4/2032	6,000	5,330
	Tyco Electronics Group SA	4.875%	2/9/2036	6,469	6,396
	Tyco Electronics Group SA	7.125%	10/1/2037	7,145	8,254
	Union Pacific Corp.	3.000%	4/15/2027	19,123	18,886
	Union Pacific Corp.	3.950%	9/10/2028	5,000	4,971
	Union Pacific Corp.	3.700%	3/1/2029	5,000	4,931
	Union Pacific Corp.	2.800%	2/14/2032	7,427	6,751
	Union Pacific Corp.	5.100%	2/20/2035	11,124	11,329
	Union Pacific Corp.	2.891%	4/6/2036	7,142	5,995
	Union Pacific Corp.	3.600%	9/15/2037	2,804	2,454
	Union Pacific Corp.	3.200%	5/20/2041	15,312	11,796
	Union Pacific Corp.	3.250%	2/5/2050	37,413	25,370
	Union Pacific Corp.	2.950%	3/10/2052	16,340	10,208
	Union Pacific Corp.	3.500%	2/14/2053	8,500	5,911
	Union Pacific Corp.	5.600%	12/1/2054	12,000	11,756
	Union Pacific Corp.	3.839%	3/20/2060	21,132	14,981
	Union Pacific Corp.	3.550%	5/20/2061	7,500	4,947
	Union Pacific Corp.	2.973%	9/16/2062	17,396	9,988
	Union Pacific Corp.	4.100%	9/15/2067	5,726	4,148
	Union Pacific Corp.	3.750%	2/5/2070	5,500	3,652
	Union Pacific Corp.	3.799%	4/6/2071	21,154	14,245
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	10,659	10,837
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	14,570	14,997
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	5,169	5,310
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,257	2,212
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	13,029	12,686
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	2,662	2,568
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,834	1,794
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	3,511	3,227
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	11,277	11,491
	United Parcel Service Inc.	3.400%	3/15/2029	27,550	26,946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	4.650%	10/15/2030	3,000	3,042
United Parcel Service Inc.	4.875%	3/3/2033	30,000	30,582
United Parcel Service Inc.	5.150%	5/22/2034	8,000	8,222
United Parcel Service Inc.	5.250%	5/14/2035	18,575	18,969
United Parcel Service Inc.	6.200%	1/15/2038	20,910	22,811
United Parcel Service Inc.	5.200%	4/1/2040	13,700	13,531
United Parcel Service Inc.	3.400%	9/1/2049	7,485	5,209
United Parcel Service Inc.	5.300%	4/1/2050	35,600	33,326
United Parcel Service Inc.	5.050%	3/3/2053	28,250	25,140
United Parcel Service Inc.	5.950%	5/14/2055	25,172	25,443
United Parcel Service Inc.	5.600%	5/22/2064	9,340	8,813
United Parcel Service Inc.	6.050%	5/14/2065	5,195	5,223
Valmont Industries Inc.	5.000%	10/1/2044	5,944	5,237
Valmont Industries Inc.	5.250%	10/1/2054	3,275	2,958
Veralto Corp.	5.350%	9/18/2028	8,000	8,169
Veralto Corp.	5.450%	9/18/2033	8,000	8,173
Vertiv Holdings Co.	4.850%	3/15/2036	4,400	4,278
Vertiv Holdings Co.	5.650%	3/15/2046	5,400	5,141
Vertiv Holdings Co.	5.800%	3/15/2056	5,024	4,825
Vertiv Holdings Co.	5.950%	3/15/2066	3,275	3,134
Vontier Corp.	2.400%	4/1/2028	5,000	4,792
Vontier Corp.	2.950%	4/1/2031	6,000	5,452
Waste Connections Inc.	4.250%	12/1/2028	2,243	2,243
Waste Connections Inc.	3.500%	5/1/2029	16,870	16,559
Waste Connections Inc.	2.600%	2/1/2030	7,400	6,962
Waste Connections Inc.	2.200%	1/15/2032	12,900	11,331
Waste Connections Inc.	3.200%	6/1/2032	5,000	4,621
Waste Connections Inc.	4.200%	1/15/2033	9,996	9,675
Waste Connections Inc.	5.000%	3/1/2034	4,400	4,427
Waste Connections Inc.	5.250%	9/1/2035	4,975	5,073
Waste Connections Inc.	4.800%	7/15/2036	13,353	13,084
Waste Connections Inc.	3.050%	4/1/2050	6,075	4,042
Waste Connections Inc.	2.950%	1/15/2052	30,555	19,439
Waste Management Inc.	4.950%	7/3/2027	5,500	5,552
Waste Management Inc.	4.500%	3/15/2028	10,900	10,968
Waste Management Inc.	4.875%	2/15/2029	13,096	13,309
Waste Management Inc.	4.650%	3/15/2030	16,750	16,901
Waste Management Inc.	1.500%	3/15/2031	17,595	15,298
Waste Management Inc.	4.950%	7/3/2031	4,400	4,499
Waste Management Inc.	4.800%	3/15/2032	12,200	12,385
Waste Management Inc.	4.150%	4/15/2032	9,400	9,218
Waste Management Inc.	4.625%	2/15/2033	15,000	15,019
Waste Management Inc.	4.875%	2/15/2034	14,382	14,552
Waste Management Inc.	4.950%	3/15/2035	17,525	17,579
Waste Management Inc.	2.950%	6/1/2041	6,300	4,703
Waste Management Inc.	2.500%	11/15/2050	8,095	4,820
Waste Management Inc.	5.350%	10/15/2054	8,750	8,327
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	16,175	16,220
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,325	2,349
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	13,600	13,904
WW Grainger Inc.	4.600%	6/15/2045	17,800	15,793
WW Grainger Inc.	3.750%	5/15/2046	3,707	2,877
WW Grainger Inc.	4.200%	5/15/2047	3,075	2,535
Xylem Inc.	1.950%	1/30/2028	8,000	7,676
Xylem Inc.	2.250%	1/30/2031	4,275	3,849
Xylem Inc.	4.375%	11/1/2046	4,480	3,714
				6,165,155
Materials (0.7%)
Air Products and Chemicals Inc.	1.850%	5/15/2027	5,000	4,881
Air Products and Chemicals Inc.	4.600%	2/8/2029	6,500	6,567
Air Products and Chemicals Inc.	2.050%	5/15/2030	11,150	10,161
Air Products and Chemicals Inc.	4.750%	2/8/2031	7,900	8,008
Air Products and Chemicals Inc.	4.850%	2/8/2034	10,000	10,005
Air Products and Chemicals Inc.	2.700%	5/15/2040	10,542	7,748
Air Products and Chemicals Inc.	2.800%	5/15/2050	14,550	8,994
Albemarle Corp.	5.050%	6/1/2032	1,753	1,759
Amcor Finance USA Inc.	4.500%	5/15/2028	4,450	4,452
Amcor Finance USA Inc.	5.625%	5/26/2033	8,000	8,193
Amcor Flexibles North America Inc.	4.800%	3/17/2028	4,367	4,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amcor Flexibles North America Inc.	4.250%	3/8/2029	12,400	12,286
Amcor Flexibles North America Inc.	5.100%	3/17/2030	5,832	5,893
Amcor Flexibles North America Inc.	2.630%	6/19/2030	10,335	9,524
Amcor Flexibles North America Inc.	2.690%	5/25/2031	2,800	2,524
Amcor Flexibles North America Inc.	5.500%	3/17/2035	20,582	20,836
Amcor Flexibles North America Inc.	5.125%	3/12/2036	9,824	9,546
Amcor Group Finance plc	5.450%	5/23/2029	5,965	6,113
Amrize Finance US LLC	4.600%	4/7/2027	1,828	1,833
Amrize Finance US LLC	4.700%	4/7/2028	1,828	1,838
Amrize Finance US LLC	4.950%	4/7/2030	2,579	2,607
Amrize Finance US LLC	5.400%	4/7/2035	91,933	93,522
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	8,750	8,465
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	7,481	7,180
AptarGroup Inc.	4.750%	3/30/2031	6,012	5,968
ArcelorMittal SA	6.550%	11/29/2027	12,370	12,749
ArcelorMittal SA	6.800%	11/29/2032	10,130	11,183
ArcelorMittal SA	6.000%	6/17/2034	6,770	7,129
ArcelorMittal SA	7.000%	10/15/2039	7,811	8,504
ArcelorMittal SA	6.750%	3/1/2041	5,695	6,058
ArcelorMittal SA	6.350%	6/17/2054	5,700	5,814
Barrick Mining Corp.	6.450%	10/15/2035	1,050	1,146
Barrick North America Finance LLC	5.700%	5/30/2041	19,250	19,255
Barrick North America Finance LLC	5.750%	5/1/2043	3,600	3,568
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	10,964	11,263
Berry Global Inc.	5.500%	4/15/2028	16,160	16,469
Berry Global Inc.	5.800%	6/15/2031	29,158	30,201
Berry Global Inc.	5.650%	1/15/2034	18,414	18,832
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	12,500	12,617
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	5,000	5,092
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5,942	6,055
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	9,925	10,212
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	5,500	5,521
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	17,200	17,571
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,710	6,832
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	42,450	42,428
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	10,090	8,538
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	29,140	27,123
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	8,775	8,478
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	4,050	4,048
Cabot Corp.	4.000%	7/1/2029	2,800	2,766
Cabot Corp.	5.000%	6/30/2032	3,500	3,497
Carlisle Cos. Inc.	3.750%	12/1/2027	3,050	3,015
Carlisle Cos. Inc.	2.750%	3/1/2030	10,955	10,240
Carlisle Cos. Inc.	2.200%	3/1/2032	6,100	5,257
Carlisle Cos. Inc.	5.250%	9/15/2035	1,543	1,543
Carlisle Cos. Inc.	5.550%	9/15/2040	4,150	4,105
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,866	5,780
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	4,300	3,751
CF Industries Inc.	5.150%	3/15/2034	8,500	8,449
CF Industries Inc.	5.300%	11/26/2035	9,000	8,969
CF Industries Inc.	4.950%	6/1/2043	8,000	7,139
CF Industries Inc.	5.375%	3/15/2044	8,000	7,469
CRH America Finance Inc.	4.400%	2/9/2031	8,483	8,369
CRH America Finance Inc.	5.400%	5/21/2034	11,160	11,366
CRH America Finance Inc.	5.500%	1/9/2035	16,000	16,338
CRH America Finance Inc.	5.000%	2/9/2036	11,167	10,953
CRH America Finance Inc.	5.875%	1/9/2055	4,000	3,976
CRH America Finance Inc.	5.600%	2/9/2056	4,500	4,317
CRH SMW Finance DAC	5.200%	5/21/2029	10,160	10,384
CRH SMW Finance DAC	5.125%	1/9/2030	11,900	12,097
Dow Chemical Co.	4.800%	11/30/2028	7,970	8,001
Dow Chemical Co.	7.375%	11/1/2029	2,514	2,719
Dow Chemical Co.	2.100%	11/15/2030	6,623	5,823
Dow Chemical Co.	6.300%	3/15/2033	5,000	5,241
Dow Chemical Co.	5.150%	2/15/2034	6,245	6,086
Dow Chemical Co.	4.250%	10/1/2034	7,135	6,477
Dow Chemical Co.	5.350%	3/15/2035	5,000	4,926
Dow Chemical Co.	9.400%	5/15/2039	5,766	7,297
Dow Chemical Co.	5.250%	11/15/2041	6,060	5,331
Dow Chemical Co.	4.375%	11/15/2042	17,789	13,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	5.550%	11/30/2048	9,975	8,588
	Dow Chemical Co.	3.600%	11/15/2050	12,100	7,768
	Dow Chemical Co.	5.600%	2/15/2054	8,825	7,596
[8]	DuPont de Nemours Inc.	4.725%	11/15/2028	10,809	10,846
	Eagle Materials Inc.	2.500%	7/1/2031	5,000	4,471
	Eagle Materials Inc.	5.000%	3/15/2036	5,150	4,927
	Eastman Chemical Co.	4.500%	12/1/2028	5,389	5,391
	Eastman Chemical Co.	5.000%	8/1/2029	7,383	7,454
	Eastman Chemical Co.	4.500%	2/20/2031	8,675	8,486
	Eastman Chemical Co.	5.750%	3/8/2033	26,182	27,080
	Eastman Chemical Co.	5.625%	2/20/2034	67,224	68,155
	Eastman Chemical Co.	4.800%	9/1/2042	5,150	4,496
	Eastman Chemical Co.	4.650%	10/15/2044	9,426	7,899
	Ecolab Inc.	2.125%	2/1/2032	4,730	4,152
	Ecolab Inc.	5.000%	9/1/2035	3,000	3,004
	EIDP Inc.	2.300%	7/15/2030	5,000	4,601
	EIDP Inc.	5.125%	5/15/2032	2,225	2,258
	EIDP Inc.	4.800%	5/15/2033	12,360	12,232
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,800	4,800
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,300	7,246
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,300	5,268
	Freeport-McMoRan Inc.	5.250%	9/1/2029	1,900	1,917
	Freeport-McMoRan Inc.	4.250%	3/1/2030	4,400	4,318
	Freeport-McMoRan Inc.	4.625%	8/1/2030	7,500	7,456
	Freeport-McMoRan Inc.	5.400%	11/14/2034	15,500	15,734
	Freeport-McMoRan Inc.	5.450%	3/15/2043	29,740	28,149
	Georgia-Pacific LLC	7.750%	11/15/2029	1,750	1,948
	Georgia-Pacific LLC	8.875%	5/15/2031	4,460	5,318
	Gerdau Trade Inc.	5.750%	6/9/2035	8,600	8,708
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,050	4,041
	International Paper Co.	5.000%	9/15/2035	4,094	4,019
	International Paper Co.	7.300%	11/15/2039	5,000	5,561
	International Paper Co.	6.000%	11/15/2041	11,332	11,309
	International Paper Co.	4.800%	6/15/2044	12,043	10,278
	International Paper Co.	4.400%	8/15/2047	2,800	2,205
	International Paper Co.	4.350%	8/15/2048	8,300	6,473
	Kinross Gold Corp.	6.250%	7/15/2033	5,000	5,330
	Linde Inc.	1.100%	8/10/2030	5,000	4,375
	Linde Inc.	3.550%	11/7/2042	3,800	2,987
	Linde Inc.	2.000%	8/10/2050	10,500	5,504
	LYB International Finance BV	5.250%	7/15/2043	9,574	8,233
	LYB International Finance BV	4.875%	3/15/2044	9,500	7,795
	LYB International Finance III LLC	2.250%	10/1/2030	5,100	4,554
	LYB International Finance III LLC	5.125%	1/15/2031	1,657	1,659
	LYB International Finance III LLC	5.625%	5/15/2033	2,447	2,464
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,940
	LYB International Finance III LLC	6.150%	5/15/2035	14,700	15,137
	LYB International Finance III LLC	5.875%	1/15/2036	7,650	7,673
	LYB International Finance III LLC	3.375%	10/1/2040	6,400	4,637
	LYB International Finance III LLC	4.200%	10/15/2049	8,960	6,323
	LYB International Finance III LLC	4.200%	5/1/2050	11,060	7,801
	Martin Marietta Materials Inc.	3.450%	6/1/2027	3,225	3,188
	Martin Marietta Materials Inc.	3.500%	12/15/2027	3,707	3,652
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	4,200	3,886
	Martin Marietta Materials Inc.	2.400%	7/15/2031	16,000	14,251
	Martin Marietta Materials Inc.	5.150%	12/1/2034	2,700	2,701
	Martin Marietta Materials Inc.	4.250%	12/15/2047	7,950	6,361
	Martin Marietta Materials Inc.	3.200%	7/15/2051	10,270	6,668
	Martin Marietta Materials Inc.	5.500%	12/1/2054	10,425	9,826
	Mosaic Co.	4.050%	11/15/2027	3,260	3,237
	Mosaic Co.	5.375%	11/15/2028	4,400	4,493
	Mosaic Co.	4.350%	1/15/2029	6,749	6,713
	Mosaic Co.	4.600%	11/15/2030	6,899	6,843
	Mosaic Co.	5.450%	11/15/2033	5,305	5,361
	Mosaic Co.	4.875%	11/15/2041	4,945	4,349
	Mosaic Co.	5.625%	11/15/2043	6,400	5,958
	NewMarket Corp.	2.700%	3/18/2031	5,000	4,506
	Newmont Corp.	3.250%	5/13/2030	1,025	987
	Newmont Corp.	2.600%	7/15/2032	13,600	12,307
	Newmont Corp.	5.350%	3/15/2034	78,658	80,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Newmont Corp.	5.875%	4/1/2035	1,080	1,143
	Newmont Corp.	5.450%	6/9/2044	5,894	5,688
	Newmont Corp.	4.200%	5/13/2050	3,600	2,860
	Nucor Corp.	4.300%	5/23/2027	2,680	2,684
	Nucor Corp.	3.950%	5/1/2028	2,700	2,682
	Nucor Corp.	2.700%	6/1/2030	7,200	6,718
	Nucor Corp.	4.650%	6/1/2030	2,989	3,013
	Nucor Corp.	3.125%	4/1/2032	6,000	5,524
	Nucor Corp.	5.100%	6/1/2035	16,640	16,808
	Nucor Corp.	6.400%	12/1/2037	2,800	3,084
	Nucor Corp.	3.850%	4/1/2052	5,000	3,712
	Nucor Corp.	2.979%	12/15/2055	21,337	12,985
	Nutrien Ltd.	5.200%	6/21/2027	4,000	4,038
	Nutrien Ltd.	4.900%	3/27/2028	17,100	17,249
	Nutrien Ltd.	4.200%	4/1/2029	14,710	14,601
	Nutrien Ltd.	2.950%	5/13/2030	13,542	12,699
	Nutrien Ltd.	5.250%	3/12/2032	51,247	52,334
	Nutrien Ltd.	5.400%	6/21/2034	24,445	24,853
	Nutrien Ltd.	4.125%	3/15/2035	5,525	5,061
	Nutrien Ltd.	5.625%	12/1/2040	4,875	4,776
	Nutrien Ltd.	4.900%	6/1/2043	9,310	8,284
	Nutrien Ltd.	5.250%	1/15/2045	14,308	13,175
	Nutrien Ltd.	5.000%	4/1/2049	13,246	11,646
	Nutrien Ltd.	3.950%	5/13/2050	11,000	8,194
	Nutrien Ltd.	5.800%	3/27/2053	43,441	42,520
	Packaging Corp. of America	3.400%	12/15/2027	3,700	3,638
	Packaging Corp. of America	3.000%	12/15/2029	12,703	12,062
	Packaging Corp. of America	5.700%	12/1/2033	3,500	3,630
	Packaging Corp. of America	5.200%	8/15/2035	2,071	2,055
	Packaging Corp. of America	4.050%	12/15/2049	2,900	2,212
	Packaging Corp. of America	3.050%	10/1/2051	7,400	4,654
	PPG Industries Inc.	3.750%	3/15/2028	8,000	7,926
	PPG Industries Inc.	2.550%	6/15/2030	5,000	4,640
	PPG Industries Inc.	4.375%	3/15/2031	13,292	13,103
	Reliance Inc.	2.150%	8/15/2030	10,511	9,440
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	8,729	9,370
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,485	5,339
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	12,365	7,437
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,617	4,640
	Rio Tinto Finance USA plc	4.875%	3/14/2030	8,287	8,414
	Rio Tinto Finance USA plc	5.000%	3/14/2032	1,038	1,059
	Rio Tinto Finance USA plc	5.000%	3/9/2033	14,805	15,044
	Rio Tinto Finance USA plc	5.250%	3/14/2035	14,683	14,904
	Rio Tinto Finance USA plc	4.750%	3/22/2042	6,740	6,176
	Rio Tinto Finance USA plc	4.125%	8/21/2042	8,500	7,161
	Rio Tinto Finance USA plc	5.125%	3/9/2053	22,535	20,546
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,233	3,217
	RPM International Inc.	4.550%	3/1/2029	2,575	2,582
	RPM International Inc.	2.950%	1/15/2032	3,300	2,967
	RPM International Inc.	5.250%	6/1/2045	3,892	3,611
	RPM International Inc.	4.250%	1/15/2048	3,405	2,699
	Sherwin-Williams Co.	3.450%	6/1/2027	26,435	26,163
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	4,500	4,518
	Sherwin-Williams Co.	4.800%	9/1/2031	2,000	2,017
	Sherwin-Williams Co.	2.200%	3/15/2032	5,350	4,649
	Sherwin-Williams Co.	5.150%	8/15/2035	50,000	50,161
	Sherwin-Williams Co.	4.000%	12/15/2042	1,000	805
	Sherwin-Williams Co.	4.500%	6/1/2047	32,567	27,083
	Sherwin-Williams Co.	3.800%	8/15/2049	5,138	3,754
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	8,577	8,737
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	11,430	11,579
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	73,227	70,750
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	14,250	14,344
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	25,211	24,782
	Sonoco Products Co.	4.600%	9/1/2029	23,750	23,691
	Sonoco Products Co.	3.125%	5/1/2030	6,675	6,276
	Sonoco Products Co.	5.000%	9/1/2034	8,050	7,879
	Sonoco Products Co.	5.750%	11/1/2040	3,021	3,010
	Southern Copper Corp.	7.500%	7/27/2035	9,725	11,096
	Southern Copper Corp.	6.750%	4/16/2040	17,550	19,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Copper Corp.	5.250%	11/8/2042	29,545	27,144
Southern Copper Corp.	5.875%	4/23/2045	7,512	7,410
Steel Dynamics Inc.	1.650%	10/15/2027	3,200	3,072
Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,059
Steel Dynamics Inc.	3.450%	4/15/2030	16,595	15,868
Steel Dynamics Inc.	3.250%	1/15/2031	4,115	3,858
Steel Dynamics Inc.	5.375%	8/15/2034	3,440	3,470
Steel Dynamics Inc.	5.250%	5/15/2035	23,300	23,324
Steel Dynamics Inc.	3.250%	10/15/2050	4,513	2,948
Steel Dynamics Inc.	5.750%	5/15/2055	14,334	13,803
Suzano Austria GmbH	2.500%	9/15/2028	500	475
Suzano Austria GmbH	6.000%	1/15/2029	22,350	22,841
Suzano Austria GmbH	5.000%	1/15/2030	7,450	7,337
Suzano Austria GmbH	3.750%	1/15/2031	11,400	10,577
Suzano Austria GmbH	3.125%	1/15/2032	15,950	13,978
Suzano Netherlands BV	5.500%	1/15/2036	15,893	15,330
Vale Overseas Ltd.	3.750%	7/8/2030	26,100	24,826
Vale Overseas Ltd.	6.125%	6/12/2033	15,550	16,161
Vale Overseas Ltd.	6.875%	11/21/2036	14,269	15,768
Vale Overseas Ltd.	6.875%	11/10/2039	9,915	10,920
Vale Overseas Ltd.	6.400%	6/28/2054	20,529	20,697
Vale SA	5.625%	9/11/2042	9,097	8,877
Vulcan Materials Co.	3.900%	4/1/2027	2,689	2,680
Vulcan Materials Co.	4.950%	12/1/2029	3,605	3,659
Vulcan Materials Co.	3.500%	6/1/2030	5,454	5,233
Vulcan Materials Co.	5.350%	12/1/2034	6,750	6,861
Vulcan Materials Co.	4.500%	6/15/2047	6,237	5,176
Vulcan Materials Co.	4.700%	3/1/2048	5,100	4,343
Vulcan Materials Co.	5.700%	12/1/2054	12,390	12,017
Westlake Corp.	3.375%	6/15/2030	3,000	2,848
Westlake Corp.	5.550%	11/15/2035	5,605	5,581
Westlake Corp.	2.875%	8/15/2041	3,600	2,449
Westlake Corp.	5.000%	8/15/2046	13,510	11,603
Westlake Corp.	4.375%	11/15/2047	975	753
Westlake Corp.	3.125%	8/15/2051	6,300	3,823
Westlake Corp.	6.375%	11/15/2055	19,762	19,470
Westlake Corp.	3.375%	8/15/2061	4,700	2,750
WestRock MWV LLC	8.200%	1/15/2030	4,304	4,820
WestRock MWV LLC	7.950%	2/15/2031	3,000	3,400
WRKCo Inc.	4.000%	3/15/2028	5,375	5,346
WRKCo Inc.	3.900%	6/1/2028	2,300	2,272
WRKCo Inc.	4.900%	3/15/2029	17,990	18,156
WRKCo Inc.	4.200%	6/1/2032	4,550	4,369
WRKCo Inc.	3.000%	6/15/2033	6,000	5,268
Yamana Gold Inc.	2.630%	8/15/2031	4,611	4,091
				2,595,263
Real Estate (0.8%)
Agree LP	2.000%	6/15/2028	7,475	7,076
Agree LP	4.800%	10/1/2032	2,700	2,670
Agree LP	2.600%	6/15/2033	3,650	3,092
Agree LP	5.625%	6/15/2034	4,731	4,832
Agree LP	5.600%	6/15/2035	4,350	4,464
Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	4,030	3,989
Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	2,375	2,362
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,046	976
Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	6,725	6,689
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	6,213	6,229
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	13,500	12,449
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	5,900	4,939
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	24,555	19,887
Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	3,400	3,217
Alexandria Real Estate Equities Inc.	5.250%	3/15/2036	6,106	5,955
Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	7,800	7,590
Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	17,887	14,930
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	6,511	4,780
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	6,200	4,218
Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	3,615	3,133
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,755	6,290
American Assets Trust LP	3.375%	2/1/2031	4,996	4,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Assets Trust LP	6.150%	10/1/2034	6,000	5,945
	American Homes 4 Rent LP	4.250%	2/15/2028	2,015	2,005
	American Homes 4 Rent LP	4.900%	2/15/2029	6,193	6,229
	American Homes 4 Rent LP	4.950%	6/15/2030	5,000	5,016
	American Homes 4 Rent LP	3.625%	4/15/2032	12,219	11,289
	American Homes 4 Rent LP	5.500%	2/1/2034	6,260	6,317
	American Homes 4 Rent LP	5.500%	7/15/2034	5,797	5,803
	American Homes 4 Rent LP	5.250%	3/15/2035	13,500	13,294
	American Homes 4 Rent LP	3.375%	7/15/2051	3,000	1,958
	American Tower Corp.	3.550%	7/15/2027	7,860	7,775
	American Tower Corp.	3.600%	1/15/2028	2,219	2,185
	American Tower Corp.	1.500%	1/31/2028	8,680	8,227
	American Tower Corp.	5.800%	11/15/2028	3,216	3,315
	American Tower Corp.	5.200%	2/15/2029	10,000	10,168
	American Tower Corp.	3.950%	3/15/2029	9,230	9,080
	American Tower Corp.	3.800%	8/15/2029	13,110	12,785
	American Tower Corp.	2.900%	1/15/2030	8,090	7,600
	American Tower Corp.	4.900%	3/15/2030	6,856	6,915
	American Tower Corp.	2.100%	6/15/2030	7,000	6,303
	American Tower Corp.	1.875%	10/15/2030	16,200	14,302
	American Tower Corp.	2.300%	9/15/2031	7,000	6,163
	American Tower Corp.	4.050%	3/15/2032	6,000	5,750
	American Tower Corp.	4.700%	12/15/2032	30,000	29,463
	American Tower Corp.	5.650%	3/15/2033	4,250	4,393
	American Tower Corp.	5.550%	7/15/2033	20,340	20,899
	American Tower Corp.	5.900%	11/15/2033	7,150	7,485
	American Tower Corp.	5.450%	2/15/2034	8,216	8,357
	American Tower Corp.	5.400%	1/31/2035	24,005	24,189
	American Tower Corp.	5.350%	3/15/2035	5,600	5,638
	American Tower Corp.	3.100%	6/15/2050	15,821	10,122
	American Tower Corp.	2.950%	1/15/2051	9,892	6,101
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,720	3,672
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,330	5,073
[3]	AvalonBay Communities Inc.	3.350%	5/15/2027	7,500	7,432
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	4,175	4,097
	AvalonBay Communities Inc.	1.900%	12/1/2028	2,000	1,879
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	11,600	10,703
	AvalonBay Communities Inc.	4.350%	12/1/2030	15,104	14,942
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	2,360	2,145
	AvalonBay Communities Inc.	2.050%	1/15/2032	20,000	17,369
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,500	6,561
	AvalonBay Communities Inc.	5.300%	12/7/2033	5,000	5,130
	AvalonBay Communities Inc.	5.350%	6/1/2034	4,600	4,713
	AvalonBay Communities Inc.	5.000%	8/1/2035	22,550	22,392
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	2,970	2,299
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,000	801
	Boston Properties LP	6.750%	12/1/2027	19,000	19,644
	Boston Properties LP	4.500%	12/1/2028	4,700	4,676
	Boston Properties LP	3.400%	6/21/2029	5,060	4,850
	Boston Properties LP	2.900%	3/15/2030	9,914	9,193
	Boston Properties LP	3.250%	1/30/2031	7,175	6,620
	Boston Properties LP	2.450%	10/1/2033	11,449	9,246
	Boston Properties LP	6.500%	1/15/2034	2,920	3,059
	Boston Properties LP	5.750%	1/15/2035	10,000	9,946
	Brixmor Operating Partnership LP	2.250%	4/1/2028	3,394	3,257
	Brixmor Operating Partnership LP	4.125%	5/15/2029	8,400	8,289
	Brixmor Operating Partnership LP	4.050%	7/1/2030	18,093	17,599
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5,000	4,446
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,820	2,840
	Brixmor Operating Partnership LP	5.500%	2/15/2034	5,457	5,541
	Brixmor Operating Partnership LP	5.750%	2/15/2035	4,550	4,677
	Broadstone Net Lease LLC	2.600%	9/15/2031	2,425	2,126
	Camden Property Trust	3.150%	7/1/2029	10,165	9,746
	Camden Property Trust	2.800%	5/15/2030	27,145	25,350
	Camden Property Trust	4.900%	2/28/2036	11,400	11,058
	CBRE Services Inc.	5.500%	4/1/2029	14,075	14,411
	CBRE Services Inc.	4.800%	6/15/2030	3,400	3,406
	CBRE Services Inc.	2.500%	4/1/2031	5,000	4,470
	CBRE Services Inc.	4.900%	1/15/2033	7,188	7,100
	CBRE Services Inc.	5.950%	8/15/2034	1,253	1,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CBRE Services Inc.	5.500%	6/15/2035	9,808	9,896
COPT Defense Properties LP	2.000%	1/15/2029	4,400	4,108
COPT Defense Properties LP	2.750%	4/15/2031	5,100	4,609
COPT Defense Properties LP	2.900%	12/1/2033	10,650	9,009
Cousins Properties LP	5.250%	7/15/2030	10,000	10,131
Cousins Properties LP	5.375%	2/15/2032	7,000	7,044
Cousins Properties LP	4.875%	3/1/2033	4,653	4,474
Cousins Properties LP	5.875%	10/1/2034	5,700	5,781
Crown Castle Inc.	3.650%	9/1/2027	10,000	9,881
Crown Castle Inc.	5.000%	1/11/2028	1,780	1,793
Crown Castle Inc.	3.800%	2/15/2028	23,200	22,879
Crown Castle Inc.	4.800%	9/1/2028	7,000	7,037
Crown Castle Inc.	4.300%	2/15/2029	4,827	4,771
Crown Castle Inc.	5.600%	6/1/2029	4,000	4,096
Crown Castle Inc.	4.900%	9/1/2029	23,500	23,616
Crown Castle Inc.	2.250%	1/15/2031	19,568	17,303
Crown Castle Inc.	2.100%	4/1/2031	10,825	9,434
Crown Castle Inc.	2.500%	7/15/2031	28,000	24,679
Crown Castle Inc.	5.100%	5/1/2033	6,315	6,232
Crown Castle Inc.	5.800%	3/1/2034	4,900	5,016
Crown Castle Inc.	5.200%	9/1/2034	28,230	27,920
Crown Castle Inc.	5.200%	2/15/2049	7,750	6,744
Crown Castle Inc.	4.150%	7/1/2050	4,671	3,500
Crown Castle Inc.	3.250%	1/15/2051	15,000	9,577
CubeSmart LP	2.250%	12/15/2028	7,100	6,700
CubeSmart LP	4.375%	2/15/2029	4,925	4,893
CubeSmart LP	3.000%	2/15/2030	1,850	1,743
CubeSmart LP	2.000%	2/15/2031	600	527
CubeSmart LP	2.500%	2/15/2032	10,330	9,063
Digital Realty Trust LP	3.700%	8/15/2027	5,350	5,294
Digital Realty Trust LP	5.550%	1/15/2028	4,100	4,173
Digital Realty Trust LP	4.450%	7/15/2028	8,283	8,264
Digital Realty Trust LP	3.600%	7/1/2029	18,375	17,850
DOC DR LLC	2.625%	11/1/2031	8,350	7,406
EPR Properties	4.500%	6/1/2027	5,070	5,050
EPR Properties	4.950%	4/15/2028	6,000	5,995
EPR Properties	3.750%	8/15/2029	3,432	3,288
EPR Properties	3.600%	11/15/2031	2,000	1,815
Equinix Asia Financing Corp. Pte. Ltd.	4.400%	3/15/2031	9,370	9,176
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	13,400	13,273
Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	13,750	13,363
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	3,899	3,959
Equinix Inc.	1.800%	7/15/2027	13,000	12,569
Equinix Inc.	1.550%	3/15/2028	3,000	2,842
Equinix Inc.	2.000%	5/15/2028	4,000	3,808
Equinix Inc.	3.200%	11/18/2029	24,025	22,883
Equinix Inc.	2.150%	7/15/2030	7,250	6,517
Equinix Inc.	2.500%	5/15/2031	7,950	7,100
Equinix Inc.	3.900%	4/15/2032	9,800	9,265
Equinix Inc.	3.000%	7/15/2050	5,500	3,416
Equinix Inc.	2.950%	9/15/2051	3,305	2,013
Equinix Inc.	3.400%	2/15/2052	9,000	5,945
ERP Operating LP	3.500%	3/1/2028	7,000	6,896
ERP Operating LP	4.150%	12/1/2028	8,100	8,065
ERP Operating LP	3.000%	7/1/2029	11,195	10,715
ERP Operating LP	2.500%	2/15/2030	10,000	9,319
ERP Operating LP	4.950%	6/15/2032	2,770	2,789
ERP Operating LP	4.650%	9/15/2034	11,851	11,557
ERP Operating LP	4.500%	7/1/2044	5,400	4,669
ERP Operating LP	4.500%	6/1/2045	3,750	3,193
ERP Operating LP	4.000%	8/1/2047	3,038	2,382
Essential Properties LP	2.950%	7/15/2031	3,900	3,515
Essential Properties LP	5.400%	12/1/2035	6,600	6,497
Essex Portfolio LP	1.700%	3/1/2028	2,740	2,600
Essex Portfolio LP	4.000%	3/1/2029	4,965	4,886
Essex Portfolio LP	3.000%	1/15/2030	9,630	9,070
Essex Portfolio LP	1.650%	1/15/2031	2,500	2,164
Essex Portfolio LP	2.550%	6/15/2031	680	609
Essex Portfolio LP	2.650%	3/15/2032	3,729	3,279
Essex Portfolio LP	5.500%	4/1/2034	2,000	2,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	5.375%	4/1/2035	9,700	9,781
	Essex Portfolio LP	4.875%	2/15/2036	11,400	10,948
	Essex Portfolio LP	4.500%	3/15/2048	11,839	9,679
	Essex Portfolio LP	2.650%	9/1/2050	4,489	2,612
	Extra Space Storage LP	3.875%	12/15/2027	1,000	991
	Extra Space Storage LP	5.700%	4/1/2028	7,630	7,792
	Extra Space Storage LP	3.900%	4/1/2029	6,230	6,108
	Extra Space Storage LP	4.000%	6/15/2029	1,950	1,919
	Extra Space Storage LP	5.500%	7/1/2030	7,480	7,675
	Extra Space Storage LP	2.200%	10/15/2030	3,207	2,871
	Extra Space Storage LP	5.900%	1/15/2031	5,600	5,849
	Extra Space Storage LP	2.550%	6/1/2031	4,250	3,793
	Extra Space Storage LP	2.400%	10/15/2031	9,000	7,877
	Extra Space Storage LP	2.350%	3/15/2032	17,822	15,289
	Extra Space Storage LP	4.950%	1/15/2033	8,925	8,799
	Extra Space Storage LP	5.400%	2/1/2034	6,600	6,646
	Extra Space Storage LP	5.350%	1/15/2035	4,473	4,483
	Extra Space Storage LP	5.400%	6/15/2035	20,850	20,898
	Federal Realty OP LP	3.250%	7/15/2027	4,725	4,655
	Federal Realty OP LP	5.375%	5/1/2028	4,400	4,472
	Federal Realty OP LP	3.200%	6/15/2029	3,761	3,621
	Federal Realty OP LP	3.500%	6/1/2030	2,000	1,910
	Federal Realty OP LP	4.500%	12/1/2044	6,600	5,622
	GLP Capital LP	5.750%	6/1/2028	4,750	4,823
	GLP Capital LP	5.300%	1/15/2029	6,225	6,283
	GLP Capital LP	4.000%	1/15/2030	11,750	11,284
	GLP Capital LP	4.000%	1/15/2031	5,000	4,729
	GLP Capital LP	3.250%	1/15/2032	731	653
	GLP Capital LP	5.250%	2/15/2033	4,900	4,795
	GLP Capital LP	6.750%	12/1/2033	5,810	6,130
	GLP Capital LP	5.625%	9/15/2034	13,722	13,483
	GLP Capital LP	5.750%	11/1/2037	10,175	9,840
	GLP Capital LP	6.250%	9/15/2054	17,622	17,118
	Healthcare Realty Holdings LP	3.750%	7/1/2027	4,475	4,433
	Healthcare Realty Holdings LP	3.100%	2/15/2030	3,405	3,203
	Healthcare Realty Holdings LP	2.000%	3/15/2031	13,900	12,065
	Healthpeak OP LLC	3.500%	7/15/2029	12,729	12,305
	Healthpeak OP LLC	3.000%	1/15/2030	10,300	9,691
	Healthpeak OP LLC	5.250%	12/15/2032	10,700	10,769
	Healthpeak OP LLC	5.375%	2/15/2035	15,865	15,916
	Highwoods Realty LP	4.125%	3/15/2028	3,000	2,957
	Highwoods Realty LP	3.050%	2/15/2030	11,000	10,146
	Highwoods Realty LP	2.600%	2/1/2031	11,053	9,786
	Highwoods Realty LP	5.350%	1/15/2033	2,704	2,642
	Highwoods Realty LP	7.650%	2/1/2034	3,260	3,605
	Host Hotels & Resorts LP	4.250%	12/15/2028	8,268	8,169
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	9,574	9,094
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	17,025	16,002
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	5,000	4,447
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,900	6,976
	Host Hotels & Resorts LP	5.500%	4/15/2035	7,900	7,835
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	8,780	8,262
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	1,576	1,599
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	3,000	2,571
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	7,000	6,577
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	10,000	9,764
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,028	3,030
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	8,005	6,677
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	5,309	5,068
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	5,000	5,279
	Kilroy Realty LP	3.050%	2/15/2030	6,905	6,302
	Kilroy Realty LP	2.500%	11/15/2032	3,850	3,137
	Kilroy Realty LP	2.650%	11/15/2033	11,760	9,344
	Kimco Realty OP LLC	1.900%	3/1/2028	16,200	15,506
	Kimco Realty OP LLC	2.700%	10/1/2030	4,000	3,718
	Kimco Realty OP LLC	2.250%	12/1/2031	3,000	2,642
	Kimco Realty OP LLC	3.200%	4/1/2032	7,628	6,995
	Kimco Realty OP LLC	4.600%	2/1/2033	9,110	8,968
	Kimco Realty OP LLC	6.400%	3/1/2034	7,749	8,387
	Kimco Realty OP LLC	4.850%	3/1/2035	5,760	5,650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty OP LLC	5.300%	2/1/2036	10,000	10,072
Kimco Realty OP LLC	4.450%	9/1/2047	3,480	2,881
Kimco Realty OP LLC	3.700%	10/1/2049	6,021	4,323
Kite Realty Group LP	4.950%	12/15/2031	6,455	6,430
Kite Realty Group LP	5.200%	8/15/2032	2,625	2,636
Kite Realty Group LP	5.500%	3/1/2034	3,821	3,856
Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	2,600	2,609
LXP Industrial Trust	2.700%	9/15/2030	2,500	2,280
LXP Industrial Trust	2.375%	10/1/2031	6,000	5,209
Mid-America Apartments LP	3.600%	6/1/2027	11,338	11,256
Mid-America Apartments LP	5.300%	2/15/2032	4,155	4,274
Mid-America Apartments LP	4.650%	1/15/2033	4,000	3,933
Mid-America Apartments LP	5.000%	3/15/2034	3,500	3,478
Mid-America Apartments LP	4.950%	3/1/2035	3,185	3,147
National Health Investors Inc.	3.000%	2/1/2031	8,500	7,653
NNN REIT Inc.	3.500%	10/15/2027	1,050	1,038
NNN REIT Inc.	4.300%	10/15/2028	4,437	4,422
NNN REIT Inc.	2.500%	4/15/2030	8,375	7,708
NNN REIT Inc.	4.600%	2/15/2031	5,100	5,068
NNN REIT Inc.	5.500%	6/15/2034	5,800	5,889
NNN REIT Inc.	4.800%	10/15/2048	2,275	1,964
NNN REIT Inc.	3.100%	4/15/2050	8,748	5,573
NNN REIT Inc.	3.500%	4/15/2051	7,200	4,986
NNN REIT Inc.	3.000%	4/15/2052	5,000	3,070
Omega Healthcare Investors Inc.	4.500%	4/1/2027	8,445	8,431
Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,173	6,890
Omega Healthcare Investors Inc.	5.200%	7/1/2030	5,600	5,627
Omega Healthcare Investors Inc.	3.375%	2/1/2031	22,639	20,934
Omega Healthcare Investors Inc.	3.250%	4/15/2033	4,500	3,957
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	7,500	6,648
Piedmont Operating Partnership LP	6.875%	7/15/2029	4,600	4,816
Prologis LP	2.125%	4/15/2027	8,100	7,934
Prologis LP	3.375%	12/15/2027	2,485	2,451
Prologis LP	4.875%	6/15/2028	8,895	9,002
Prologis LP	3.875%	9/15/2028	2,500	2,475
Prologis LP	4.000%	9/15/2028	2,025	2,013
Prologis LP	4.375%	2/1/2029	4,000	4,004
Prologis LP	2.875%	11/15/2029	1,000	948
Prologis LP	2.250%	4/15/2030	14,009	12,903
Prologis LP	1.750%	7/1/2030	9,000	8,033
Prologis LP	1.250%	10/15/2030	8,000	6,946
Prologis LP	4.750%	1/15/2031	20,000	20,198
Prologis LP	1.750%	2/1/2031	2,000	1,757
Prologis LP	1.625%	3/15/2031	8,377	7,318
Prologis LP	2.250%	1/15/2032	6,750	5,927
Prologis LP	4.750%	6/15/2033	16,700	16,557
Prologis LP	5.125%	1/15/2034	3,797	3,838
Prologis LP	5.000%	3/15/2034	14,828	14,845
Prologis LP	5.000%	1/31/2035	2,011	2,002
Prologis LP	5.250%	5/15/2035	26,000	26,420
Prologis LP	4.375%	9/15/2048	3,500	2,887
Prologis LP	3.050%	3/1/2050	3,561	2,320
Prologis LP	3.000%	4/15/2050	8,089	5,214
Prologis LP	2.125%	10/15/2050	11,618	6,144
Prologis LP	5.250%	6/15/2053	15,200	14,165
Prologis LP	5.250%	3/15/2054	20,000	18,632
Public Storage Operating Co.	1.850%	5/1/2028	7,000	6,672
Public Storage Operating Co.	5.125%	1/15/2029	5,500	5,630
Public Storage Operating Co.	4.375%	7/1/2030	5,900	5,892
Public Storage Operating Co.	2.300%	5/1/2031	8,700	7,815
Public Storage Operating Co.	5.100%	8/1/2033	25,183	25,726
Public Storage Operating Co.	5.000%	7/1/2035	5,900	5,909
Public Storage Operating Co.	5.350%	8/1/2053	9,860	9,283
Rayonier LP	2.750%	5/17/2031	2,000	1,800
Realty Income Corp.	3.400%	1/15/2028	6,000	5,900
Realty Income Corp.	3.650%	1/15/2028	7,725	7,638
Realty Income Corp.	2.100%	3/15/2028	5,000	4,793
Realty Income Corp.	2.200%	6/15/2028	3,945	3,766
Realty Income Corp.	4.750%	2/15/2029	9,960	10,051
Realty Income Corp.	4.000%	7/15/2029	2,650	2,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Realty Income Corp.	3.100%	12/15/2029	16,120	15,362
	Realty Income Corp.	3.400%	1/15/2030	6,570	6,302
	Realty Income Corp.	4.850%	3/15/2030	3,900	3,946
	Realty Income Corp.	3.250%	1/15/2031	15,696	14,769
	Realty Income Corp.	3.200%	2/15/2031	6,547	6,134
	Realty Income Corp.	2.700%	2/15/2032	4,050	3,608
	Realty Income Corp.	5.625%	10/13/2032	1,150	1,200
	Realty Income Corp.	2.850%	12/15/2032	6,351	5,630
	Realty Income Corp.	4.500%	2/1/2033	9,702	9,466
	Realty Income Corp.	1.800%	3/15/2033	13,000	10,713
[6]	Realty Income Corp.	4.750%	4/15/2033	8,609	8,484
	Realty Income Corp.	4.900%	7/15/2033	2,500	2,494
	Realty Income Corp.	5.125%	2/15/2034	3,970	3,997
	Realty Income Corp.	5.125%	4/15/2035	7,230	7,233
	Realty Income Corp.	4.650%	3/15/2047	7,155	6,141
	Realty Income Corp.	5.375%	9/1/2054	10,050	9,514
	Regency Centers LP	4.125%	3/15/2028	1,375	1,371
	Regency Centers LP	2.950%	9/15/2029	3,977	3,787
	Regency Centers LP	3.700%	6/15/2030	5,000	4,843
	Regency Centers LP	4.500%	3/15/2033	2,120	2,067
	Regency Centers LP	5.250%	1/15/2034	11,990	12,111
	Regency Centers LP	4.400%	2/1/2047	5,650	4,680
	Regency Centers LP	4.650%	3/15/2049	4,225	3,571
	Rexford Industrial Realty LP	5.000%	6/15/2028	2,600	2,626
	Rexford Industrial Realty LP	2.125%	12/1/2030	3,000	2,658
	Rexford Industrial Realty LP	2.150%	9/1/2031	6,000	5,208
	Sabra Health Care LP	3.900%	10/15/2029	8,975	8,713
	Sabra Health Care LP	3.200%	12/1/2031	3,500	3,160
	Safehold GL Holdings LLC	2.800%	6/15/2031	2,000	1,812
	Safehold GL Holdings LLC	2.850%	1/15/2032	9,800	8,760
	Safehold GL Holdings LLC	6.100%	4/1/2034	1,200	1,262
	Safehold GL Holdings LLC	5.650%	1/15/2035	5,328	5,397
	Simon Property Group LP	3.375%	6/15/2027	16,987	16,815
	Simon Property Group LP	3.375%	12/1/2027	4,700	4,636
	Simon Property Group LP	1.750%	2/1/2028	10,250	9,809
	Simon Property Group LP	2.450%	9/13/2029	22,561	21,146
	Simon Property Group LP	2.650%	7/15/2030	26,500	24,628
	Simon Property Group LP	4.375%	10/1/2030	16,000	15,908
	Simon Property Group LP	4.300%	1/15/2031	12,200	12,034
	Simon Property Group LP	2.200%	2/1/2031	6,800	6,097
	Simon Property Group LP	2.250%	1/15/2032	8,435	7,371
	Simon Property Group LP	2.650%	2/1/2032	7,500	6,684
	Simon Property Group LP	6.250%	1/15/2034	5,500	5,908
	Simon Property Group LP	4.750%	9/26/2034	11,235	10,998
	Simon Property Group LP	5.125%	10/1/2035	19,208	19,233
	Simon Property Group LP	6.750%	2/1/2040	14,000	15,729
	Simon Property Group LP	4.750%	3/15/2042	1,448	1,311
	Simon Property Group LP	4.250%	10/1/2044	1,818	1,492
	Simon Property Group LP	4.250%	11/30/2046	4,180	3,383
	Simon Property Group LP	3.250%	9/13/2049	14,333	9,574
	Simon Property Group LP	3.800%	7/15/2050	15,450	11,387
	Simon Property Group LP	5.850%	3/8/2053	8,333	8,286
	Simon Property Group LP	6.650%	1/15/2054	5,500	6,008
	Store Capital LLC	4.500%	3/15/2028	2,195	2,183
	Store Capital LLC	4.625%	3/15/2029	10,500	10,391
[3]	Store Capital LLC	5.400%	4/30/2030	2,750	2,766
	Store Capital LLC	2.750%	11/18/2030	1,500	1,352
	Sun Communities Operating LP	4.200%	4/15/2032	20,574	19,594
	Tanger Properties LP	3.875%	7/15/2027	2,600	2,579
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,468
[3]	UDR Inc.	3.500%	7/1/2027	5,250	5,196
[3]	UDR Inc.	3.500%	1/15/2028	5,075	4,994
	UDR Inc.	3.000%	8/15/2031	3,500	3,206
[3]	UDR Inc.	2.100%	8/1/2032	1,500	1,269
[3]	UDR Inc.	1.900%	3/15/2033	9,940	8,140
[3]	UDR Inc.	2.100%	6/15/2033	3,950	3,251
	UDR Inc.	5.125%	9/1/2034	2,550	2,533
	UDR Inc.	3.100%	11/1/2034	3,335	2,855
	Ventas Realty LP	3.850%	4/1/2027	2,075	2,062
	Ventas Realty LP	4.000%	3/1/2028	12,985	12,856

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	3.000%	1/15/2030	3,865	3,643
Ventas Realty LP	4.750%	11/15/2030	765	767
Ventas Realty LP	5.100%	7/15/2032	5,525	5,554
Ventas Realty LP	5.625%	7/1/2034	6,511	6,673
Ventas Realty LP	5.000%	1/15/2035	9,547	9,375
Ventas Realty LP	5.000%	2/15/2036	5,950	5,815
Ventas Realty LP	5.700%	9/30/2043	1,000	982
Ventas Realty LP	4.375%	2/1/2045	9,262	7,650
Ventas Realty LP	4.875%	4/15/2049	1,200	1,030
VICI Properties LP	4.750%	2/15/2028	6,300	6,308
VICI Properties LP	4.950%	2/15/2030	10,000	9,977
VICI Properties LP	5.125%	11/15/2031	11,000	10,916
VICI Properties LP	5.125%	5/15/2032	15,645	15,431
VICI Properties LP	5.750%	4/1/2034	21,644	21,850
VICI Properties LP	5.625%	4/1/2035	6,842	6,805
VICI Properties LP	5.625%	5/15/2052	10,839	9,671
Welltower OP LLC	4.250%	4/15/2028	7,625	7,619
Welltower OP LLC	2.050%	1/15/2029	2,933	2,759
Welltower OP LLC	4.125%	3/15/2029	12,145	12,079
Welltower OP LLC	3.100%	1/15/2030	3,731	3,550
Welltower OP LLC	4.500%	7/1/2030	20,500	20,490
Welltower OP LLC	2.750%	1/15/2031	16,750	15,407
Welltower OP LLC	2.800%	6/1/2031	4,800	4,396
Welltower OP LLC	2.750%	1/15/2032	12,175	10,945
Welltower OP LLC	3.850%	6/15/2032	4,200	4,003
Welltower OP LLC	5.125%	7/1/2035	36,625	36,693
Welltower OP LLC	6.500%	3/15/2041	2,000	2,188
Welltower OP LLC	5.125%	3/15/2043	950	879
Welltower OP LLC	4.950%	9/1/2048	4,450	4,001
Weyerhaeuser Co.	4.000%	11/15/2029	11,200	10,974
Weyerhaeuser Co.	4.000%	4/15/2030	8,000	7,786
Weyerhaeuser Co.	7.375%	3/15/2032	2,427	2,705
Weyerhaeuser Co.	3.375%	3/9/2033	13,152	11,858
Weyerhaeuser Co.	4.000%	3/9/2052	4,703	3,465
WP Carey Inc.	3.850%	7/15/2029	2,200	2,148
WP Carey Inc.	2.250%	4/1/2033	13,242	10,977
				3,018,300
Technology (2.1%)
Accenture Capital Inc.	3.900%	10/4/2027	12,700	12,680
Accenture Capital Inc.	4.050%	10/4/2029	13,000	12,905
Accenture Capital Inc.	4.250%	10/4/2031	25,835	25,529
Accenture Capital Inc.	4.500%	10/4/2034	16,000	15,477
Adobe Inc.	4.750%	1/17/2028	6,200	6,274
Adobe Inc.	4.950%	1/17/2030	7,550	7,708
Adobe Inc.	2.300%	2/1/2030	13,150	12,158
Adobe Inc.	5.300%	1/17/2035	7,600	7,771
Advanced Micro Devices Inc.	4.319%	3/24/2028	4,400	4,427
Advanced Micro Devices Inc.	3.924%	6/1/2032	4,750	4,633
Amdocs Ltd.	2.538%	6/15/2030	6,100	5,514
Analog Devices Inc.	3.450%	6/15/2027	5,625	5,575
Analog Devices Inc.	4.250%	6/15/2028	9,625	9,637
Analog Devices Inc.	1.700%	10/1/2028	8,000	7,524
Analog Devices Inc.	4.500%	6/15/2030	10,600	10,626
Analog Devices Inc.	2.100%	10/1/2031	10,000	8,820
Analog Devices Inc.	2.800%	10/1/2041	23,000	16,507
Analog Devices Inc.	2.950%	10/1/2051	12,000	7,637
Apple Inc.	3.200%	5/11/2027	36,000	35,730
Apple Inc.	2.900%	9/12/2027	37,855	37,297
Apple Inc.	1.200%	2/8/2028	28,800	27,432
Apple Inc.	4.000%	5/10/2028	11,000	11,014
Apple Inc.	4.000%	5/12/2028	11,710	11,719
Apple Inc.	1.400%	8/5/2028	12,571	11,874
Apple Inc.	2.200%	9/11/2029	21,280	20,060
Apple Inc.	1.650%	5/11/2030	18,500	16,792
Apple Inc.	4.200%	5/12/2030	9,700	9,747
Apple Inc.	1.250%	8/20/2030	11,000	9,747
Apple Inc.	1.650%	2/8/2031	27,800	24,802
Apple Inc.	1.700%	8/5/2031	19,000	16,756
Apple Inc.	4.500%	5/12/2032	6,415	6,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	8/8/2032	26,280	25,030
	Apple Inc.	4.750%	5/12/2035	14,275	14,492
	Apple Inc.	4.500%	2/23/2036	7,069	7,039
	Apple Inc.	2.375%	2/8/2041	11,885	8,424
	Apple Inc.	3.850%	5/4/2043	34,463	28,458
	Apple Inc.	3.450%	2/9/2045	28,078	21,378
	Apple Inc.	4.375%	5/13/2045	30,889	26,984
	Apple Inc.	4.650%	2/23/2046	66,300	59,407
	Apple Inc.	3.850%	8/4/2046	31,680	25,178
	Apple Inc.	3.750%	9/12/2047	12,824	9,915
	Apple Inc.	3.750%	11/13/2047	12,160	9,396
	Apple Inc.	2.950%	9/11/2049	24,768	16,263
	Apple Inc.	2.650%	5/11/2050	37,820	23,137
	Apple Inc.	2.400%	8/20/2050	29,726	17,214
	Apple Inc.	2.650%	2/8/2051	49,368	29,904
	Apple Inc.	2.700%	8/5/2051	10,067	6,137
	Apple Inc.	3.950%	8/8/2052	18,500	14,386
	Apple Inc.	2.550%	8/20/2060	11,952	6,393
	Apple Inc.	2.800%	2/8/2061	24,665	14,064
	Apple Inc.	2.850%	8/5/2061	10,000	5,784
	Apple Inc.	4.100%	8/8/2062	21,550	16,424
	Applied Materials Inc.	3.300%	4/1/2027	16,200	16,063
	Applied Materials Inc.	1.750%	6/1/2030	10,043	9,036
	Applied Materials Inc.	4.000%	1/15/2031	6,500	6,377
	Applied Materials Inc.	4.600%	1/15/2036	7,313	7,103
	Applied Materials Inc.	5.850%	6/15/2041	10,905	11,385
	Applied Materials Inc.	4.350%	4/1/2047	11,000	9,307
	Applied Materials Inc.	2.750%	6/1/2050	8,117	5,119
	Arrow Electronics Inc.	3.875%	1/12/2028	6,375	6,286
	Arrow Electronics Inc.	5.150%	8/21/2029	19,188	19,378
	Arrow Electronics Inc.	2.950%	2/15/2032	4,000	3,533
	Arrow Electronics Inc.	5.875%	4/10/2034	5,700	5,844
	Atlassian Corp.	5.250%	5/15/2029	5,915	5,953
	Atlassian Corp.	5.500%	5/15/2034	5,700	5,579
	Autodesk Inc.	3.500%	6/15/2027	4,150	4,104
	Autodesk Inc.	2.850%	1/15/2030	10,300	9,644
	Autodesk Inc.	2.400%	12/15/2031	13,819	12,136
	Automatic Data Processing Inc.	1.700%	5/15/2028	22,883	21,810
	Automatic Data Processing Inc.	1.250%	9/1/2030	6,070	5,332
	Automatic Data Processing Inc.	4.750%	5/8/2032	7,770	7,849
	Automatic Data Processing Inc.	4.450%	9/9/2034	3,000	2,940
	Avnet Inc.	6.250%	3/15/2028	5,000	5,149
	Avnet Inc.	3.000%	5/15/2031	2,800	2,512
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	7,800	7,960
	Broadcom Inc.	5.050%	7/12/2027	4,588	4,636
	Broadcom Inc.	1.950%	2/15/2028	8,000	7,682
	Broadcom Inc.	4.800%	4/15/2028	18,990	19,207
[8]	Broadcom Inc.	4.000%	4/15/2029	2,000	1,979
	Broadcom Inc.	4.750%	4/15/2029	74,971	75,786
	Broadcom Inc.	5.050%	7/12/2029	18,334	18,714
	Broadcom Inc.	4.350%	2/15/2030	8,900	8,870
	Broadcom Inc.	5.000%	4/15/2030	48,100	48,979
	Broadcom Inc.	5.050%	4/15/2030	22,500	22,956
	Broadcom Inc.	4.600%	7/15/2030	12,050	12,103
	Broadcom Inc.	4.200%	10/15/2030	11,807	11,673
	Broadcom Inc.	4.300%	1/15/2031	19,816	19,651
	Broadcom Inc.	2.450%	2/15/2031	53,750	48,840
	Broadcom Inc.	5.150%	11/15/2031	5,752	5,904
[3]	Broadcom Inc.	4.550%	2/15/2032	15,790	15,653
[8]	Broadcom Inc.	4.150%	4/15/2032	14,000	13,548
	Broadcom Inc.	5.200%	4/15/2032	13,540	13,859
	Broadcom Inc.	4.900%	7/15/2032	28,450	28,706
	Broadcom Inc.	4.300%	11/15/2032	26,650	25,949
	Broadcom Inc.	4.600%	1/15/2033	27,137	26,739
	Broadcom Inc.	2.600%	2/15/2033	18,000	15,724
	Broadcom Inc.	3.419%	4/15/2033	11,854	10,843
	Broadcom Inc.	3.469%	4/15/2034	38,778	34,947
	Broadcom Inc.	4.800%	10/15/2034	20,000	19,695
	Broadcom Inc.	5.200%	7/15/2035	28,700	28,910
[8]	Broadcom Inc.	3.137%	11/15/2035	33,750	28,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.950%	1/15/2036	23,716	23,428
	Broadcom Inc.	4.800%	2/15/2036	57,468	55,980
[8]	Broadcom Inc.	3.187%	11/15/2036	32,100	26,829
[8]	Broadcom Inc.	4.926%	5/15/2037	25,971	25,173
	Broadcom Inc.	4.900%	2/15/2038	98,182	94,705
	Broadcom Inc.	3.500%	2/15/2041	40,343	32,239
	Broadcom Inc.	3.750%	2/15/2051	30,803	22,932
	Broadcom Inc.	5.700%	1/15/2056	17,661	17,546
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	8,200	7,671
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,800	9,614
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,925	3,920
	Cadence Design Systems Inc.	4.300%	9/10/2029	16,650	16,597
	Cadence Design Systems Inc.	4.700%	9/10/2034	26,850	26,366
	CDW LLC	4.250%	4/1/2028	8,481	8,376
	CDW LLC	3.250%	2/15/2029	9,169	8,730
	CDW LLC	5.100%	3/1/2030	3,208	3,203
	CDW LLC	5.550%	8/22/2034	3,778	3,713
	CGI Inc.	4.950%	3/14/2030	8,700	8,734
	CGI Inc.	2.300%	9/14/2031	4,600	4,018
	Cintas Corp. No. 2	3.700%	4/1/2027	15,559	15,487
	Cintas Corp. No. 2	4.200%	5/1/2028	6,450	6,438
	Cintas Corp. No. 2	4.000%	5/1/2032	9,700	9,404
	Cisco Systems Inc.	4.550%	2/24/2028	8,075	8,165
	Cisco Systems Inc.	4.850%	2/26/2029	92,470	94,171
	Cisco Systems Inc.	4.750%	2/24/2030	11,780	11,996
	Cisco Systems Inc.	4.950%	2/26/2031	42,991	44,006
	Cisco Systems Inc.	4.950%	2/24/2032	26,051	26,551
	Cisco Systems Inc.	5.050%	2/26/2034	53,352	54,092
	Cisco Systems Inc.	5.100%	2/24/2035	12,159	12,320
	Cisco Systems Inc.	5.900%	2/15/2039	22,966	24,258
	Cisco Systems Inc.	5.500%	1/15/2040	10,142	10,311
	Cisco Systems Inc.	5.300%	2/26/2054	44,575	41,820
	Cisco Systems Inc.	5.500%	2/24/2055	6,530	6,325
	Cisco Systems Inc.	5.350%	2/26/2064	12,395	11,444
	Concentrix Corp.	6.600%	8/2/2028	9,098	9,064
	Concentrix Corp.	6.500%	3/1/2029	3,300	3,209
	Corning Inc.	4.700%	3/15/2037	2,475	2,360
	Corning Inc.	5.750%	8/15/2040	8,460	8,541
	Corning Inc.	4.750%	3/15/2042	5,059	4,598
	Corning Inc.	5.350%	11/15/2048	1,500	1,411
	Corning Inc.	5.850%	11/15/2068	3,200	3,055
	Corning Inc.	5.450%	11/15/2079	16,800	15,100
	Dell Inc.	6.500%	4/15/2038	5,200	5,531
	Dell International LLC	6.100%	7/15/2027	22,554	22,974
	Dell International LLC	5.250%	2/1/2028	10,490	10,631
	Dell International LLC	4.750%	4/1/2028	12,328	12,414
	Dell International LLC	4.150%	2/15/2029	8,867	8,787
	Dell International LLC	5.300%	10/1/2029	2,789	2,846
	Dell International LLC	4.350%	2/1/2030	5,550	5,492
	Dell International LLC	5.000%	4/1/2030	2,006	2,030
	Dell International LLC	6.200%	7/15/2030	4,868	5,139
	Dell International LLC	4.500%	2/15/2031	27,309	26,943
	Dell International LLC	5.300%	4/1/2032	24,141	24,522
	Dell International LLC	4.750%	10/6/2032	14,784	14,568
	Dell International LLC	5.750%	2/1/2033	8,290	8,610
	Dell International LLC	4.850%	2/1/2035	28,622	27,681
	Dell International LLC	5.500%	4/1/2035	12,914	13,071
	Dell International LLC	5.100%	2/15/2036	15,326	14,982
	Dell International LLC	8.100%	7/15/2036	11,358	13,490
	Dell International LLC	3.375%	12/15/2041	10,500	7,832
	Dell International LLC	8.350%	7/15/2046	7,046	8,711
	Dell International LLC	3.450%	12/15/2051	5,320	3,596
	DXC Technology Co.	2.375%	9/15/2028	6,900	6,488
	Equifax Inc.	5.100%	6/1/2028	31,800	32,206
	Equifax Inc.	4.800%	9/15/2029	1,477	1,486
	Equifax Inc.	3.100%	5/15/2030	10,310	9,647
	Equifax Inc.	2.350%	9/15/2031	11,000	9,649
[3]	Fidelity National Information Services Inc.	1.650%	3/1/2028	7,500	7,100
[3]	Fidelity National Information Services Inc.	2.250%	3/1/2031	14,700	13,023
	Fidelity National Information Services Inc.	4.800%	3/10/2031	1,047	1,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fidelity National Information Services Inc.	5.100%	7/15/2032	10,000	9,959
Fidelity National Information Services Inc.	3.100%	3/1/2041	9,000	6,472
Fiserv Inc.	2.250%	6/1/2027	10,200	9,928
Fiserv Inc.	5.450%	3/2/2028	19,300	19,578
Fiserv Inc.	4.200%	10/1/2028	11,000	10,877
Fiserv Inc.	3.500%	7/1/2029	50,226	48,120
Fiserv Inc.	4.750%	3/15/2030	27,800	27,554
Fiserv Inc.	2.650%	6/1/2030	11,000	10,022
Fiserv Inc.	4.550%	2/15/2031	13,275	12,994
Fiserv Inc.	5.625%	8/21/2033	21,887	22,094
Fiserv Inc.	5.450%	3/15/2034	12,010	11,932
Fiserv Inc.	5.150%	8/12/2034	15,090	14,653
Fiserv Inc.	5.250%	8/11/2035	10,046	9,767
Fiserv Inc.	4.400%	7/1/2049	14,850	11,219
Flex Ltd.	4.875%	6/15/2029	9,819	9,852
Flex Ltd.	4.875%	5/12/2030	4,000	3,997
Flex Ltd.	5.250%	1/15/2032	11,857	11,896
Flex Ltd.	5.375%	11/13/2035	7,347	7,232
Fortinet Inc.	2.200%	3/15/2031	5,000	4,445
Gartner Inc.	4.950%	3/20/2031	9,500	9,264
Gartner Inc.	5.600%	11/20/2035	10,625	10,057
Genpact Luxembourg Sarl	6.000%	6/4/2029	4,125	4,249
Genpact UK Finco plc	4.950%	11/18/2030	3,400	3,335
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,633	10,573
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,050	6,041
Hewlett Packard Enterprise Co.	4.500%	3/23/2028	5,885	5,886
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	14,000	14,216
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	10,039	9,958
Hewlett Packard Enterprise Co.	4.600%	3/23/2029	7,184	7,174
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	23,485	23,366
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	12,937	12,693
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	24,650	24,480
Hewlett Packard Enterprise Co.	5.250%	4/1/2033	7,903	7,856
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	42,359	40,976
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	13,011	12,953
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	17,557	15,711
HP Inc.	3.000%	6/17/2027	14,610	14,358
HP Inc.	4.750%	1/15/2028	10,030	10,080
HP Inc.	4.000%	4/15/2029	9,810	9,631
HP Inc.	5.400%	4/25/2030	9,750	9,954
HP Inc.	3.400%	6/17/2030	16,000	15,150
HP Inc.	2.650%	6/17/2031	11,000	9,782
HP Inc.	4.200%	4/15/2032	10,345	9,836
HP Inc.	6.100%	4/25/2035	6,229	6,473
HP Inc.	6.000%	9/15/2041	11,654	11,509
Hubbell Inc.	3.150%	8/15/2027	3,425	3,371
Hubbell Inc.	3.500%	2/15/2028	4,645	4,578
Hubbell Inc.	2.300%	3/15/2031	3,000	2,717
Hubbell Inc.	4.800%	11/15/2035	5,000	4,869
IBM International Capital Pte. Ltd.	4.600%	2/5/2029	6,000	6,036
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	6,750	6,195
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	17,692	15,706
Intel Corp.	3.750%	8/5/2027	5,500	5,454
Intel Corp.	4.875%	2/10/2028	28,490	28,683
Intel Corp.	1.600%	8/12/2028	10,830	10,145
Intel Corp.	4.000%	8/5/2029	15,500	15,243
Intel Corp.	2.450%	11/15/2029	41,000	38,050
Intel Corp.	5.125%	2/10/2030	13,000	13,168
Intel Corp.	3.900%	3/25/2030	23,505	22,787
Intel Corp.	4.150%	8/5/2032	17,600	16,775
Intel Corp.	4.000%	12/15/2032	13,700	12,893
Intel Corp.	5.200%	2/10/2033	34,933	35,202
Intel Corp.	4.600%	3/25/2040	3,274	2,882
Intel Corp.	2.800%	8/12/2041	8,000	5,488
Intel Corp.	4.800%	10/1/2041	12,072	10,563
Intel Corp.	4.250%	12/15/2042	10,903	8,767
Intel Corp.	5.625%	2/10/2043	19,000	17,975
Intel Corp.	4.900%	7/29/2045	18,500	15,653
Intel Corp.	4.100%	5/19/2046	21,725	16,285
Intel Corp.	3.734%	12/8/2047	19,850	13,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.250%	11/15/2049	41,879	26,405
	Intel Corp.	4.750%	3/25/2050	11,259	9,095
	Intel Corp.	3.050%	8/12/2051	7,300	4,420
	Intel Corp.	4.900%	8/5/2052	25,000	20,413
	Intel Corp.	5.700%	2/10/2053	33,686	30,993
	Intel Corp.	5.600%	2/21/2054	15,000	13,750
	Intel Corp.	3.100%	2/15/2060	10,100	5,556
	Intel Corp.	3.200%	8/12/2061	17,900	9,985
	Intel Corp.	5.050%	8/5/2062	17,696	14,266
	Intel Corp.	5.900%	2/10/2063	13,365	12,400
	International Business Machines Corp.	1.700%	5/15/2027	15,092	14,671
	International Business Machines Corp.	4.500%	2/6/2028	22,360	22,440
	International Business Machines Corp.	4.650%	2/10/2028	14,400	14,490
	International Business Machines Corp.	4.000%	2/3/2029	6,375	6,309
	International Business Machines Corp.	3.500%	5/15/2029	40,955	39,821
[3]	International Business Machines Corp.	4.800%	2/10/2030	11,300	11,418
	International Business Machines Corp.	1.950%	5/15/2030	32,620	29,405
[3]	International Business Machines Corp.	5.000%	2/10/2032	14,400	14,520
	International Business Machines Corp.	4.600%	2/3/2033	8,492	8,331
	International Business Machines Corp.	4.750%	2/6/2033	24,285	24,144
[3]	International Business Machines Corp.	5.200%	2/10/2035	22,802	22,909
	International Business Machines Corp.	4.950%	2/3/2036	12,594	12,270
	International Business Machines Corp.	4.150%	5/15/2039	10,697	9,274
	International Business Machines Corp.	2.850%	5/15/2040	9,810	7,099
	International Business Machines Corp.	4.000%	6/20/2042	21,966	17,778
	International Business Machines Corp.	4.250%	5/15/2049	40,865	31,488
	International Business Machines Corp.	2.950%	5/15/2050	12,255	7,497
	International Business Machines Corp.	4.900%	7/27/2052	7,054	5,924
	International Business Machines Corp.	5.100%	2/6/2053	9,490	8,260
[3]	International Business Machines Corp.	5.700%	2/10/2055	40,679	38,396
	International Business Machines Corp.	5.800%	2/3/2056	8,858	8,475
	Intuit Inc.	1.650%	7/15/2030	9,500	8,465
	Intuit Inc.	5.200%	9/15/2033	10,000	10,169
	Intuit Inc.	5.500%	9/15/2053	13,500	12,417
	Jabil Inc.	3.950%	1/12/2028	6,000	5,944
	Jabil Inc.	4.200%	2/1/2029	6,231	6,159
	Jabil Inc.	3.600%	1/15/2030	6,070	5,829
	Jabil Inc.	3.000%	1/15/2031	10,500	9,678
	Jabil Inc.	4.750%	2/1/2033	6,263	6,093
	Juniper Networks Inc.	3.750%	8/15/2029	9,025	8,776
	Juniper Networks Inc.	2.000%	12/10/2030	5,600	4,921
	Juniper Networks Inc.	5.950%	3/15/2041	8,680	8,438
	KLA Corp.	4.100%	3/15/2029	11,041	10,996
	KLA Corp.	4.650%	7/15/2032	5,000	5,023
	KLA Corp.	3.300%	3/1/2050	25,025	17,036
	KLA Corp.	4.950%	7/15/2052	12,460	11,144
	KLA Corp.	5.250%	7/15/2062	8,080	7,364
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,600	4,255
	Kyndryl Holdings Inc.	3.150%	10/15/2031	5,200	4,337
	Kyndryl Holdings Inc.	6.350%	2/20/2034	676	628
	Kyndryl Holdings Inc.	4.100%	10/15/2041	12,555	8,786
	Lam Research Corp.	4.000%	3/15/2029	11,580	11,513
	Lam Research Corp.	1.900%	6/15/2030	10,394	9,399
	Lam Research Corp.	4.875%	3/15/2049	11,046	9,882
	Lam Research Corp.	2.875%	6/15/2050	19,600	12,338
	Lam Research Corp.	3.125%	6/15/2060	4,900	2,976
	Leidos Inc.	4.100%	3/15/2029	7,500	7,420
	Leidos Inc.	4.375%	5/15/2030	700	689
	Leidos Inc.	2.300%	2/15/2031	32,955	29,305
	Leidos Inc.	5.750%	3/15/2033	5,512	5,716
	Leidos Inc.	5.500%	3/15/2035	21,590	21,925
	Leidos Inc.	5.000%	3/15/2036	7,652	7,397
	Marvell Technology Inc.	2.450%	4/15/2028	7,000	6,733
[3]	Marvell Technology Inc.	4.875%	6/22/2028	5,708	5,763
	Marvell Technology Inc.	5.750%	2/15/2029	4,675	4,822
	Marvell Technology Inc.	4.750%	7/15/2030	10,900	10,936
	Marvell Technology Inc.	5.950%	9/15/2033	6,000	6,321
	Marvell Technology Inc.	5.450%	7/15/2035	14,100	14,325
	Microchip Technology Inc.	4.900%	3/15/2028	9,400	9,457
	Microchip Technology Inc.	5.050%	3/15/2029	49,812	50,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microchip Technology Inc.	5.050%	2/15/2030	7,150	7,217
	Micron Technology Inc.	5.300%	1/15/2031	2,850	2,982
	Micron Technology Inc.	2.703%	4/15/2032	10,580	9,541
	Micron Technology Inc.	5.875%	2/9/2033	10,056	10,722
	Micron Technology Inc.	5.875%	9/15/2033	13,880	14,834
	Micron Technology Inc.	5.800%	1/15/2035	21,220	22,594
	Micron Technology Inc.	6.050%	11/1/2035	18,200	19,631
	Micron Technology Inc.	3.366%	11/1/2041	12,000	9,312
	Micron Technology Inc.	3.477%	11/1/2051	3,250	2,290
	Microsoft Corp.	3.500%	2/12/2035	23,825	22,191
	Microsoft Corp.	3.450%	8/8/2036	46,559	41,969
	Microsoft Corp.	4.100%	2/6/2037	10,892	10,377
	Microsoft Corp.	3.700%	8/8/2046	33,025	26,025
	Microsoft Corp.	4.500%	6/15/2047	8,930	7,840
	Microsoft Corp.	2.525%	6/1/2050	102,192	61,193
	Microsoft Corp.	2.500%	9/15/2050	16,100	9,567
	Microsoft Corp.	2.921%	3/17/2052	92,454	59,377
	Microsoft Corp.	2.675%	6/1/2060	43,376	24,200
	Moody's Corp.	3.250%	1/15/2028	5,500	5,398
	Moody's Corp.	4.250%	2/1/2029	4,000	4,002
	Moody's Corp.	2.000%	8/19/2031	31,750	27,952
	Moody's Corp.	2.750%	8/19/2041	6,000	4,229
	Moody's Corp.	5.250%	7/15/2044	5,515	5,171
	Moody's Corp.	4.875%	12/17/2048	4,000	3,494
	Moody's Corp.	3.250%	5/20/2050	3,225	2,129
	Moody's Corp.	3.750%	2/25/2052	5,000	3,607
	Moody's Corp.	3.100%	11/29/2061	8,400	4,967
	Motorola Solutions Inc.	4.600%	2/23/2028	9,917	9,957
	Motorola Solutions Inc.	5.000%	4/15/2029	1,650	1,671
	Motorola Solutions Inc.	4.600%	5/23/2029	6,630	6,637
	Motorola Solutions Inc.	4.850%	8/15/2030	21,825	21,975
	Motorola Solutions Inc.	2.300%	11/15/2030	8,500	7,657
	Motorola Solutions Inc.	2.750%	5/24/2031	5,700	5,180
	Motorola Solutions Inc.	5.600%	6/1/2032	4,200	4,353
	Motorola Solutions Inc.	5.200%	8/15/2032	12,700	12,879
	Motorola Solutions Inc.	5.550%	8/15/2035	35,250	36,037
	Motorola Solutions Inc.	5.500%	9/1/2044	5,495	5,241
	MSCI Inc.	5.250%	9/1/2035	13,469	13,195
	NetApp Inc.	2.375%	6/22/2027	4,000	3,901
	NetApp Inc.	2.700%	6/22/2030	19,176	17,602
	NetApp Inc.	5.500%	3/17/2032	9,678	9,891
	NetApp Inc.	5.700%	3/17/2035	13,727	13,980
	Nokia OYJ	6.625%	5/15/2039	5,250	5,507
	Nordson Corp.	5.600%	9/15/2028	2,500	2,556
	Nordson Corp.	4.500%	12/15/2029	6,150	6,138
	Nordson Corp.	5.800%	9/15/2033	4,987	5,184
	NVIDIA Corp.	1.550%	6/15/2028	13,000	12,351
	NVIDIA Corp.	2.850%	4/1/2030	14,018	13,303
	NVIDIA Corp.	2.000%	6/15/2031	13,000	11,650
	NVIDIA Corp.	3.500%	4/1/2040	10,800	8,993
	NVIDIA Corp.	3.500%	4/1/2050	34,760	25,605
	NVIDIA Corp.	3.700%	4/1/2060	3,507	2,514
	NXP BV	3.150%	5/1/2027	8,000	7,890
	NXP BV	4.300%	8/19/2028	4,825	4,804
	NXP BV	5.550%	12/1/2028	5,000	5,118
	NXP BV	4.300%	6/18/2029	16,630	16,475
	NXP BV	3.400%	5/1/2030	11,240	10,713
	NXP BV	2.500%	5/11/2031	16,000	14,368
	NXP BV	2.650%	2/15/2032	17,210	15,189
	NXP BV	4.850%	8/19/2032	4,700	4,637
	NXP BV	5.250%	8/19/2035	9,650	9,596
	NXP BV	3.250%	5/11/2041	13,600	10,007
	Oracle Corp.	2.800%	4/1/2027	35,411	34,806
	Oracle Corp.	2.300%	3/25/2028	40,043	38,161
	Oracle Corp.	4.800%	8/3/2028	14,325	14,330
	Oracle Corp.	4.550%	2/4/2029	37,630	37,147
[3]	Oracle Corp.	4.200%	9/27/2029	51,784	50,178
	Oracle Corp.	6.150%	11/9/2029	12,700	13,096
	Oracle Corp.	2.950%	4/1/2030	40,649	37,083
	Oracle Corp.	3.250%	5/15/2030	10,000	9,238

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	4.450%	9/26/2030	35,451	34,165
Oracle Corp.	4.950%	2/4/2031	43,955	43,025
Oracle Corp.	2.875%	3/25/2031	55,513	49,331
Oracle Corp.	5.250%	2/3/2032	16,863	16,579
Oracle Corp.	4.800%	9/26/2032	50,450	48,003
Oracle Corp.	6.250%	11/9/2032	16,900	17,341
Oracle Corp.	4.900%	2/6/2033	6,800	6,442
Oracle Corp.	5.350%	5/4/2033	37,714	36,695
Oracle Corp.	4.300%	7/8/2034	30,283	26,862
Oracle Corp.	4.700%	9/27/2034	19,135	17,454
Oracle Corp.	5.500%	8/3/2035	24,781	23,674
Oracle Corp.	5.200%	9/26/2035	49,236	46,146
Oracle Corp.	5.700%	2/4/2036	62,871	60,445
Oracle Corp.	3.850%	7/15/2036	16,490	13,655
Oracle Corp.	3.800%	11/15/2037	20,400	16,188
Oracle Corp.	6.500%	4/15/2038	2,179	2,190
Oracle Corp.	6.125%	7/8/2039	5,092	4,855
Oracle Corp.	3.600%	4/1/2040	24,870	18,050
Oracle Corp.	5.375%	7/15/2040	40,800	35,760
Oracle Corp.	3.650%	3/25/2041	28,908	20,553
Oracle Corp.	4.500%	7/8/2044	13,641	10,063
Oracle Corp.	4.125%	5/15/2045	21,375	14,705
Oracle Corp.	5.875%	9/26/2045	36,700	31,693
Oracle Corp.	6.550%	2/4/2046	39,018	36,428
Oracle Corp.	4.000%	7/15/2046	35,033	23,623
Oracle Corp.	4.000%	11/15/2047	8,300	5,471
Oracle Corp.	3.600%	4/1/2050	70,020	42,243
Oracle Corp.	3.950%	3/25/2051	11,800	7,481
Oracle Corp.	6.900%	11/9/2052	50,735	47,942
Oracle Corp.	5.550%	2/6/2053	41,597	33,181
Oracle Corp.	5.375%	9/27/2054	35,016	27,086
Oracle Corp.	4.375%	5/15/2055	20,000	13,220
Oracle Corp.	6.000%	8/3/2055	47,600	39,910
Oracle Corp.	5.950%	9/26/2055	46,020	38,693
Oracle Corp.	6.700%	2/4/2056	63,974	59,257
Oracle Corp.	3.850%	4/1/2060	57,660	33,892
Oracle Corp.	4.100%	3/25/2061	15,225	9,396
Oracle Corp.	5.500%	9/27/2064	8,515	6,489
Oracle Corp.	6.125%	8/3/2065	39,237	32,485
Oracle Corp.	6.100%	9/26/2065	34,700	28,761
Oracle Corp.	6.850%	2/4/2066	48,054	44,118
Paychex Inc.	5.100%	4/15/2030	16,300	16,453
Paychex Inc.	5.350%	4/15/2032	21,050	21,159
Paychex Inc.	5.600%	4/15/2035	12,510	12,567
Qorvo Inc.	4.375%	10/15/2029	9,000	8,803
QUALCOMM Inc.	3.250%	5/20/2027	15,500	15,355
QUALCOMM Inc.	1.300%	5/20/2028	19,268	18,185
QUALCOMM Inc.	2.150%	5/20/2030	14,485	13,262
QUALCOMM Inc.	1.650%	5/20/2032	34,598	29,297
QUALCOMM Inc.	4.750%	5/20/2032	2,600	2,614
QUALCOMM Inc.	5.400%	5/20/2033	7,675	7,985
QUALCOMM Inc.	5.000%	5/20/2035	17,430	17,401
QUALCOMM Inc.	4.800%	5/20/2045	18,120	16,012
QUALCOMM Inc.	4.300%	5/20/2047	15,420	12,509
QUALCOMM Inc.	3.250%	5/20/2050	6,840	4,574
QUALCOMM Inc.	4.500%	5/20/2052	11,000	8,970
QUALCOMM Inc.	6.000%	5/20/2053	12,000	12,209
Quanta Services Inc.	4.750%	8/9/2027	12,550	12,619
Quanta Services Inc.	4.300%	8/9/2028	19,175	19,148
Quanta Services Inc.	2.900%	10/1/2030	11,930	11,072
Quanta Services Inc.	4.500%	1/15/2031	19,625	19,472
Quanta Services Inc.	5.250%	8/9/2034	8,100	8,151
Quanta Services Inc.	5.100%	8/9/2035	15,775	15,560
RELX Capital Inc.	4.000%	3/18/2029	14,177	14,034
RELX Capital Inc.	4.750%	3/27/2030	3,516	3,542
RELX Capital Inc.	3.000%	5/22/2030	5,598	5,270
RELX Capital Inc.	4.750%	5/20/2032	5,325	5,310
RELX Capital Inc.	5.250%	3/27/2035	2,758	2,790
Roper Technologies Inc.	1.400%	9/15/2027	17,709	16,956
Roper Technologies Inc.	4.200%	9/15/2028	7,225	7,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	4.250%	9/15/2028	4,786	4,760
	Roper Technologies Inc.	2.950%	9/15/2029	10,295	9,726
	Roper Technologies Inc.	2.000%	6/30/2030	13,776	12,290
	Roper Technologies Inc.	4.450%	9/15/2030	6,693	6,592
	Roper Technologies Inc.	1.750%	2/15/2031	10,000	8,630
	Roper Technologies Inc.	4.900%	10/15/2034	11,400	11,008
	Roper Technologies Inc.	5.100%	9/15/2035	16,425	15,946
	S&P Global Inc.	4.750%	8/1/2028	8,865	8,958
	S&P Global Inc.	2.950%	3/1/2029	25,070	24,124
	S&P Global Inc.	2.500%	12/1/2029	5,300	4,969
	S&P Global Inc.	1.250%	8/15/2030	7,400	6,450
[8]	S&P Global Inc.	4.250%	1/15/2031	8,304	8,199
	S&P Global Inc.	2.900%	3/1/2032	16,000	14,598
	S&P Global Inc.	5.250%	9/15/2033	15,000	15,439
[8]	S&P Global Inc.	4.800%	12/4/2035	4,848	4,748
	S&P Global Inc.	3.250%	12/1/2049	6,500	4,395
	S&P Global Inc.	3.700%	3/1/2052	7,820	5,689
	S&P Global Inc.	2.300%	8/15/2060	7,950	3,838
	S&P Global Inc.	3.900%	3/1/2062	5,545	3,955
	Salesforce Inc.	4.500%	3/15/2028	13,720	13,724
	Salesforce Inc.	3.700%	4/11/2028	17,050	16,861
	Salesforce Inc.	1.500%	7/15/2028	11,500	10,801
	Salesforce Inc.	1.950%	7/15/2031	21,000	18,317
	Salesforce Inc.	4.900%	9/15/2031	37,381	37,330
	Salesforce Inc.	5.200%	3/15/2033	9,753	9,736
	Salesforce Inc.	5.550%	3/15/2036	56,575	56,404
	Salesforce Inc.	2.700%	7/15/2041	14,930	10,179
	Salesforce Inc.	6.400%	3/15/2046	18,850	18,979
	Salesforce Inc.	2.900%	7/15/2051	22,073	12,926
	Salesforce Inc.	6.550%	3/15/2056	47,150	47,264
	Salesforce Inc.	3.050%	7/15/2061	14,205	7,916
	Salesforce Inc.	6.700%	3/15/2066	14,700	14,926
	ServiceNow Inc.	1.400%	9/1/2030	15,600	13,538
	Skyworks Solutions Inc.	3.000%	6/1/2031	9,500	8,483
	Synopsys Inc.	4.550%	4/1/2027	3,438	3,443
	Synopsys Inc.	4.650%	4/1/2028	4,585	4,604
	Synopsys Inc.	4.850%	4/1/2030	24,181	24,361
	Synopsys Inc.	5.000%	4/1/2032	55,186	55,659
	Synopsys Inc.	5.150%	4/1/2035	29,880	29,934
	Synopsys Inc.	5.700%	4/1/2055	20,203	19,296
	TD SYNNEX Corp.	2.375%	8/9/2028	6,000	5,692
	TD SYNNEX Corp.	4.300%	1/17/2029	8,143	8,046
	TD SYNNEX Corp.	5.300%	10/10/2035	18,750	18,162
	Teledyne FLIR LLC	2.500%	8/1/2030	4,500	4,137
	Texas Instruments Inc.	2.900%	11/3/2027	7,497	7,378
	Texas Instruments Inc.	4.600%	2/15/2028	10,000	10,084
	Texas Instruments Inc.	2.250%	9/4/2029	29,906	28,028
	Texas Instruments Inc.	4.500%	5/23/2030	7,800	7,833
	Texas Instruments Inc.	1.900%	9/15/2031	3,900	3,430
	Texas Instruments Inc.	4.900%	3/14/2033	14,000	14,241
	Texas Instruments Inc.	5.100%	5/23/2035	2,500	2,532
	Texas Instruments Inc.	3.875%	3/15/2039	11,500	10,036
	Texas Instruments Inc.	4.150%	5/15/2048	16,533	13,393
	Texas Instruments Inc.	2.700%	9/15/2051	4,000	2,399
	Texas Instruments Inc.	4.100%	8/16/2052	3,750	2,911
	Texas Instruments Inc.	5.000%	3/14/2053	13,262	11,969
	Texas Instruments Inc.	5.150%	2/8/2054	8,654	8,033
	Texas Instruments Inc.	5.050%	5/18/2063	18,733	16,451
[3]	TR Finance LLC	5.500%	8/15/2035	3,075	3,094
[3]	TR Finance LLC	5.850%	4/15/2040	4,111	3,999
[3]	TR Finance LLC	5.650%	11/23/2043	2,750	2,596
	TSMC Arizona Corp.	3.875%	4/22/2027	6,725	6,697
	TSMC Arizona Corp.	4.125%	4/22/2029	5,700	5,669
	TSMC Arizona Corp.	2.500%	10/25/2031	24,400	22,096
	TSMC Arizona Corp.	4.250%	4/22/2032	3,350	3,322
	TSMC Arizona Corp.	3.125%	10/25/2041	10,500	8,457
	TSMC Arizona Corp.	3.250%	10/25/2051	16,850	12,639
	TSMC Arizona Corp.	4.500%	4/22/2052	9,900	9,205
	Verisk Analytics Inc.	4.125%	3/15/2029	10,090	10,043
	Verisk Analytics Inc.	4.450%	3/15/2031	6,246	6,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	5.250%	6/5/2034	10,250	10,199
	Verisk Analytics Inc.	5.250%	3/15/2035	6,608	6,551
	Verisk Analytics Inc.	5.125%	3/15/2036	10,400	10,166
	Verisk Analytics Inc.	3.625%	5/15/2050	13,900	9,709
	VMware LLC	1.800%	8/15/2028	8,000	7,532
	VMware LLC	4.700%	5/15/2030	11,254	11,328
	VMware LLC	2.200%	8/15/2031	16,300	14,320
	Workday Inc.	3.500%	4/1/2027	14,875	14,742
	Workday Inc.	3.700%	4/1/2029	8,200	7,992
	Workday Inc.	3.800%	4/1/2032	15,512	14,399
	Xilinx Inc.	2.375%	6/1/2030	10,940	10,092
					8,005,234
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/2028	8,050	7,970
	AEP Texas Inc.	5.450%	5/15/2029	5,000	5,129
[3]	AEP Texas Inc.	2.100%	7/1/2030	7,857	7,115
	AEP Texas Inc.	5.400%	6/1/2033	1,359	1,380
	AEP Texas Inc.	5.700%	5/15/2034	10,434	10,768
[3]	AEP Texas Inc.	5.200%	4/15/2036	2,600	2,559
	AEP Texas Inc.	3.800%	10/1/2047	6,000	4,302
[3]	AEP Texas Inc.	4.150%	5/1/2049	1,000	755
[3]	AEP Texas Inc.	3.450%	1/15/2050	6,126	4,097
	AEP Texas Inc.	5.250%	5/15/2052	1,450	1,294
	AEP Texas Inc.	5.850%	10/15/2055	25,946	25,044
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,500	2,519
	AEP Transmission Co. LLC	4.000%	12/1/2046	4,071	3,204
	AEP Transmission Co. LLC	3.750%	12/1/2047	4,750	3,527
	AEP Transmission Co. LLC	4.250%	9/15/2048	4,070	3,235
	AEP Transmission Co. LLC	3.800%	6/15/2049	3,925	2,891
	AEP Transmission Co. LLC	3.150%	9/15/2049	9,090	5,963
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	3,250	2,357
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	5,200	3,124
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	6,000	4,924
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,300	1,228
	AES Corp.	5.450%	6/1/2028	18,000	18,164
	AES Corp.	2.450%	1/15/2031	12,500	11,071
	AES Corp.	5.800%	3/15/2032	11,944	12,018
	Alabama Power Co.	3.750%	9/1/2027	17,600	17,503
[3]	Alabama Power Co.	1.450%	9/15/2030	8,800	7,732
[3]	Alabama Power Co.	4.300%	3/15/2031	4,400	4,360
	Alabama Power Co.	3.050%	3/15/2032	9,080	8,345
	Alabama Power Co.	3.940%	9/1/2032	10,640	10,234
	Alabama Power Co.	5.850%	11/15/2033	6,000	6,345
	Alabama Power Co.	5.100%	4/2/2035	11,818	11,925
	Alabama Power Co.	6.125%	5/15/2038	1,900	2,035
	Alabama Power Co.	6.000%	3/1/2039	5,742	6,063
	Alabama Power Co.	3.850%	12/1/2042	3,350	2,685
	Alabama Power Co.	4.150%	8/15/2044	3,650	2,989
	Alabama Power Co.	3.750%	3/1/2045	16,825	12,950
	Alabama Power Co.	4.300%	1/2/2046	14,950	12,303
[3]	Alabama Power Co.	3.700%	12/1/2047	5,075	3,742
	Alabama Power Co.	3.450%	10/1/2049	12,473	8,676
	Alabama Power Co.	3.125%	7/15/2051	13,924	9,014
	Alabama Power Co.	3.000%	3/15/2052	3,580	2,254
	Alliant Energy Corp.	5.750%	4/1/2056	2,714	2,637
	Ameren Corp.	1.750%	3/15/2028	5,000	4,755
	Ameren Corp.	5.000%	1/15/2029	7,100	7,212
	Ameren Corp.	3.500%	1/15/2031	27,572	26,180
	Ameren Corp.	5.375%	3/15/2035	40,677	41,128
	Ameren Corp.	5.000%	5/15/2036	11,300	10,995
	Ameren Illinois Co.	3.800%	5/15/2028	4,875	4,831
	Ameren Illinois Co.	1.550%	11/15/2030	5,000	4,383
	Ameren Illinois Co.	3.850%	9/1/2032	2,500	2,379
	Ameren Illinois Co.	4.950%	6/1/2033	8,175	8,227
	Ameren Illinois Co.	3.700%	12/1/2047	17,405	13,019
	Ameren Illinois Co.	4.500%	3/15/2049	1,450	1,206
	Ameren Illinois Co.	3.250%	3/15/2050	3,165	2,122
	Ameren Illinois Co.	2.900%	6/15/2051	3,500	2,177
	Ameren Illinois Co.	5.900%	12/1/2052	8,500	8,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	5.550%	7/1/2054	700	672
	Ameren Illinois Co.	5.625%	3/1/2055	8,902	8,666
	American Electric Power Co. Inc.	5.750%	11/1/2027	5,641	5,745
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,925	2,873
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	13,834	13,800
	American Electric Power Co. Inc.	5.200%	1/15/2029	2,750	2,807
	American Electric Power Co. Inc.	2.300%	3/1/2030	4,700	4,305
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,500	3,696
	American Electric Power Co. Inc.	5.625%	3/1/2033	13,439	13,906
	American Electric Power Co. Inc.	3.250%	3/1/2050	3,550	2,330
	American Electric Power Co. Inc.	6.950%	12/15/2054	9,105	9,626
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,500	9,781
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	14,168	13,990
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	14,865	14,738
	American Water Capital Corp.	2.950%	9/1/2027	11,000	10,802
	American Water Capital Corp.	3.450%	6/1/2029	7,120	6,925
	American Water Capital Corp.	2.800%	5/1/2030	3,000	2,819
	American Water Capital Corp.	2.300%	6/1/2031	15,000	13,432
	American Water Capital Corp.	4.450%	6/1/2032	2,200	2,165
	American Water Capital Corp.	5.150%	3/1/2034	7,500	7,624
	American Water Capital Corp.	5.250%	3/1/2035	34,703	35,265
[6]	American Water Capital Corp.	5.200%	4/1/2036	7,600	7,607
	American Water Capital Corp.	3.750%	9/1/2047	11,935	8,899
	American Water Capital Corp.	4.200%	9/1/2048	5,293	4,207
	American Water Capital Corp.	3.250%	6/1/2051	9,500	6,343
	American Water Capital Corp.	5.700%	9/1/2055	17,528	17,151
[3]	Appalachian Power Co.	2.700%	4/1/2031	12,000	10,917
[3]	Appalachian Power Co.	4.500%	8/1/2032	8,524	8,323
	Appalachian Power Co.	7.000%	4/1/2038	10,752	11,969
	Appalachian Power Co.	4.400%	5/15/2044	8,395	6,882
	Appalachian Power Co.	4.450%	6/1/2045	3,125	2,572
[3]	Appalachian Power Co.	4.500%	3/1/2049	1,291	1,047
	Arizona Public Service Co.	2.950%	9/15/2027	5,300	5,183
	Arizona Public Service Co.	2.600%	8/15/2029	3,000	2,818
	Arizona Public Service Co.	6.350%	12/15/2032	14,446	15,495
	Arizona Public Service Co.	5.550%	8/1/2033	11,840	12,152
	Arizona Public Service Co.	5.700%	8/15/2034	7,102	7,358
	Arizona Public Service Co.	5.050%	9/1/2041	1,505	1,401
	Arizona Public Service Co.	4.500%	4/1/2042	875	753
	Arizona Public Service Co.	4.350%	11/15/2045	3,000	2,431
	Arizona Public Service Co.	3.750%	5/15/2046	2,250	1,674
	Arizona Public Service Co.	4.200%	8/15/2048	2,700	2,105
	Arizona Public Service Co.	3.350%	5/15/2050	1,069	709
	Arizona Public Service Co.	2.650%	9/15/2050	10,000	5,903
	Arizona Public Service Co.	5.900%	8/15/2055	13,250	13,063
	Atlantic City Electric Co.	2.300%	3/15/2031	3,500	3,155
	Atmos Energy Corp.	3.000%	6/15/2027	5,800	5,726
	Atmos Energy Corp.	2.625%	9/15/2029	4,750	4,501
	Atmos Energy Corp.	1.500%	1/15/2031	5,500	4,806
	Atmos Energy Corp.	5.450%	10/15/2032	1,700	1,768
	Atmos Energy Corp.	5.900%	11/15/2033	9,750	10,421
[3]	Atmos Energy Corp.	5.200%	8/15/2035	29,200	29,791
	Atmos Energy Corp.	5.500%	6/15/2041	4,660	4,676
	Atmos Energy Corp.	4.150%	1/15/2043	3,435	2,885
	Atmos Energy Corp.	4.125%	10/15/2044	4,915	4,066
	Atmos Energy Corp.	3.375%	9/15/2049	2,570	1,771
	Atmos Energy Corp.	2.850%	2/15/2052	9,304	5,742
	Atmos Energy Corp.	5.750%	10/15/2052	6,000	5,967
	Atmos Energy Corp.	6.200%	11/15/2053	11,600	12,289
	Atmos Energy Corp.	5.000%	12/15/2054	8,638	7,673
	Atmos Energy Corp.	5.450%	1/15/2056	10,435	9,960
	Avangrid Inc.	3.800%	6/1/2029	3,900	3,813
	Avista Corp.	4.350%	6/1/2048	8,200	6,611
	Avista Corp.	4.000%	4/1/2052	4,000	2,995
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	6,000	5,369
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	7,525	7,657
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	27,250	27,942
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	3,551	3,859
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	4,450	3,317
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	4,000	2,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	4,168	2,620
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	18,475	15,384
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	7,887	7,442
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	9,868	9,580
[8]	Basin Electric Power Cooperative	5.850%	10/15/2055	5,100	4,975
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	9,950	9,662
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	29,086	25,206
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	30,300	32,342
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	16,875	15,728
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	11,148	8,207
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	4,006	3,252
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	20,953	16,321
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	23,845	14,380
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	4,250	3,478
	Black Hills Corp.	5.950%	3/15/2028	2,500	2,562
	Black Hills Corp.	3.050%	10/15/2029	8,905	8,454
	Black Hills Corp.	2.500%	6/15/2030	5,000	4,566
	Black Hills Corp.	4.550%	1/31/2031	3,650	3,612
	Black Hills Corp.	4.350%	5/1/2033	11,245	10,694
	Black Hills Corp.	6.000%	1/15/2035	8,885	9,220
	Black Hills Corp.	4.200%	9/15/2046	3,200	2,498
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	4,000	4,088
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	4,389	4,448
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,100	3,697
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	4,000	3,644
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	2,500	2,467
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	6,250	6,280
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	9,506	9,624
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,950	7,931
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,114	12,001
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	5,714	5,601
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	3,200	2,487
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	1,675	1,303
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	8,100	5,120
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,000	4,091
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	3,650	2,616
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	5,521	4,842
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	2,400	2,257
	CenterPoint Energy Inc.	5.400%	6/1/2029	13,470	13,803
	CenterPoint Energy Inc.	2.950%	3/1/2030	6,305	5,938
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	6,700	6,904
	CenterPoint Energy Inc.	6.700%	5/15/2055	16,425	16,596
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,424	6,345
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	4,500	4,580
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	7,040	6,991
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,000	887
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	25,697	25,253
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,590	1,629
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,700	2,760
[3]	Centerpoint Energy Restoration Bond Co. III LLC	4.864%	12/15/2039	27,010	26,324
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	8,025	6,859
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	4,539	4,697
	CMS Energy Corp.	3.450%	8/15/2027	2,975	2,937
	CMS Energy Corp.	4.875%	3/1/2044	8,205	7,215
[3]	CMS Energy Corp.	4.750%	6/1/2050	7,600	7,354
	CMS Energy Corp.	3.750%	12/1/2050	2,000	1,822
	CMS Energy Corp.	6.500%	6/1/2055	8,353	8,465
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	3,075	3,023
	Commonwealth Edison Co.	3.700%	8/15/2028	11,173	11,046
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	6,000	5,547
	Commonwealth Edison Co.	4.900%	2/1/2033	1,400	1,412
	Commonwealth Edison Co.	5.300%	6/1/2034	2,400	2,464
	Commonwealth Edison Co.	5.900%	3/15/2036	14,020	14,890
	Commonwealth Edison Co.	6.450%	1/15/2038	3,770	4,140
	Commonwealth Edison Co.	4.600%	8/15/2043	2,500	2,178
	Commonwealth Edison Co.	3.700%	3/1/2045	5,650	4,311
	Commonwealth Edison Co.	4.350%	11/15/2045	6,495	5,366
	Commonwealth Edison Co.	3.650%	6/15/2046	1,708	1,275
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	400	299
	Commonwealth Edison Co.	4.000%	3/1/2049	5,274	4,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	8,525	5,631
	Commonwealth Edison Co.	3.000%	3/1/2050	12,000	7,686
[3]	Commonwealth Edison Co.	3.125%	3/15/2051	7,000	4,550
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	14,230	10,466
	Commonwealth Edison Co.	5.300%	2/1/2053	3,500	3,254
	Commonwealth Edison Co.	5.650%	6/1/2054	2,250	2,197
	Commonwealth Edison Co.	5.950%	6/1/2055	35,725	36,363
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,250	8,393
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,000	3,008
	Connecticut Light & Power Co.	4.950%	8/15/2034	1,125	1,116
	Connecticut Light & Power Co.	4.300%	4/15/2044	5,430	4,525
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	4,650	3,760
	Connecticut Light & Power Co.	4.000%	4/1/2048	11,855	9,219
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,220	1,130
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,487	1,463
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	3,300	3,166
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	14,292	12,921
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	6,551	6,730
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	17,000	17,631
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,250	1,279
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	2,050	2,079
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	14,250	14,315
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	10,765	11,377
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	3,014	3,221
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	810	880
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	8,525	9,598
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	8,525	8,563
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	5,535	5,630
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,577	7,717
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	8,646	7,366
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	7,732	6,527
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	5,500	4,223
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	17,025	12,987
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	7,500	6,374
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,781	3,719
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	10,000	7,694
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	9,865	10,255
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	9,600	9,613
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	15,800	15,482
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	5,000	4,122
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	11,232	10,692
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	8,883	8,771
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,430	5,786
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	15,772	12,580
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	7,500	5,123
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	4,580	3,066
	Constellation Energy Generation LLC	3.900%	1/8/2028	5,288	5,248
	Constellation Energy Generation LLC	5.600%	3/1/2028	7,704	7,871
	Constellation Energy Generation LLC	4.400%	1/15/2031	6,607	6,529
	Constellation Energy Generation LLC	5.800%	3/1/2033	19,200	20,142
	Constellation Energy Generation LLC	6.125%	1/15/2034	4,090	4,371
	Constellation Energy Generation LLC	5.750%	10/1/2041	7,650	7,665
	Constellation Energy Generation LLC	5.600%	6/15/2042	19,048	18,673
	Constellation Energy Generation LLC	6.500%	10/1/2053	15,000	15,941
	Constellation Energy Generation LLC	5.750%	3/15/2054	7,364	7,153
	Constellation Energy Generation LLC	5.875%	1/15/2066	20,582	19,792
	Consumers Energy Co.	4.650%	3/1/2028	2,500	2,520
	Consumers Energy Co.	3.800%	11/15/2028	3,000	2,968
	Consumers Energy Co.	4.900%	2/15/2029	7,864	7,993
	Consumers Energy Co.	4.600%	5/30/2029	4,500	4,533
	Consumers Energy Co.	4.700%	1/15/2030	8,090	8,168
	Consumers Energy Co.	4.500%	1/15/2031	1,750	1,753
	Consumers Energy Co.	3.600%	8/15/2032	8,029	7,565
	Consumers Energy Co.	4.625%	5/15/2033	4,500	4,459
	Consumers Energy Co.	5.050%	5/15/2035	11,200	11,252
	Consumers Energy Co.	3.950%	5/15/2043	13,680	11,108
	Consumers Energy Co.	3.250%	8/15/2046	3,325	2,360
	Consumers Energy Co.	3.950%	7/15/2047	2,950	2,306
	Consumers Energy Co.	4.050%	5/15/2048	4,306	3,382
	Consumers Energy Co.	4.350%	4/15/2049	5,400	4,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.750%	2/15/2050	3,000	2,211
	Consumers Energy Co.	3.100%	8/15/2050	10,250	6,696
	Consumers Energy Co.	3.500%	8/1/2051	8,082	5,722
	Consumers Energy Co.	2.650%	8/15/2052	1,433	854
	Consumers Energy Co.	4.200%	9/1/2052	4,204	3,328
	Dayton Power & Light Co.	4.550%	8/15/2030	4,900	4,840
	Delmarva Power & Light Co.	4.150%	5/15/2045	5,425	4,406
	Dominion Energy Inc.	4.600%	5/15/2028	4,525	4,540
	Dominion Energy Inc.	4.250%	6/1/2028	6,624	6,598
[3]	Dominion Energy Inc.	3.375%	4/1/2030	19,524	18,660
	Dominion Energy Inc.	5.000%	6/15/2030	15,000	15,214
[3]	Dominion Energy Inc.	2.250%	8/15/2031	3,000	2,648
[3]	Dominion Energy Inc.	4.350%	8/15/2032	6,530	6,321
	Dominion Energy Inc.	5.375%	11/15/2032	14,400	14,736
[3]	Dominion Energy Inc.	6.300%	3/15/2033	8,175	8,685
[3]	Dominion Energy Inc.	5.250%	8/1/2033	6,000	6,060
	Dominion Energy Inc.	5.450%	3/15/2035	15,910	16,052
[3]	Dominion Energy Inc.	5.950%	6/15/2035	8,640	8,991
	Dominion Energy Inc.	7.000%	6/15/2038	4,900	5,408
[3]	Dominion Energy Inc.	3.300%	4/15/2041	10,100	7,500
[3]	Dominion Energy Inc.	4.900%	8/1/2041	10,135	9,056
[3]	Dominion Energy Inc.	4.050%	9/15/2042	5,214	4,123
	Dominion Energy Inc.	4.700%	12/1/2044	3,375	2,878
[3]	Dominion Energy Inc.	4.600%	3/15/2049	3,100	2,511
[3]	Dominion Energy Inc.	4.850%	8/15/2052	7,426	6,233
[3]	Dominion Energy Inc.	7.000%	6/1/2054	6,325	6,691
[3]	Dominion Energy Inc.	6.875%	2/1/2055	2,800	2,875
	Dominion Energy Inc.	6.625%	5/15/2055	11,800	11,922
[3]	Dominion Energy Inc.	6.000%	2/15/2056	9,750	9,668
	Dominion Energy Inc.	6.200%	2/15/2056	15,100	14,976
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	3,500	3,096
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,525	2,773
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	2,300	2,366
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	2,750	2,805
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	8,550	9,039
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	1,525	1,505
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	5,458	4,726
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	6,500	6,812
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	8,009	7,038
	DTE Electric Co.	4.250%	5/14/2027	1,500	1,502
[3]	DTE Electric Co.	1.900%	4/1/2028	6,400	6,127
	DTE Electric Co.	2.250%	3/1/2030	20,951	19,365
[3]	DTE Electric Co.	2.625%	3/1/2031	7,985	7,342
	DTE Electric Co.	5.200%	4/1/2033	21,785	22,359
	DTE Electric Co.	5.200%	3/1/2034	16,114	16,485
	DTE Electric Co.	5.250%	5/15/2035	22,600	22,930
[3]	DTE Electric Co.	4.850%	3/1/2036	3,823	3,751
[3]	DTE Electric Co.	4.000%	4/1/2043	1,971	1,610
	DTE Electric Co.	3.700%	3/15/2045	1,750	1,342
	DTE Electric Co.	3.750%	8/15/2047	6,927	5,220
	DTE Electric Co.	3.950%	3/1/2049	8,800	6,801
	DTE Electric Co.	2.950%	3/1/2050	4,450	2,885
[3]	DTE Electric Co.	3.250%	4/1/2051	1,000	674
	DTE Electric Co.	5.400%	4/1/2053	5,561	5,300
	DTE Electric Co.	5.850%	5/15/2055	37,350	37,580
[3]	DTE Electric Co.	5.550%	3/1/2056	14,365	13,886
	DTE Energy Co.	4.950%	7/1/2027	1,350	1,359
	DTE Energy Co.	4.875%	6/1/2028	7,035	7,100
[3]	DTE Energy Co.	3.400%	6/15/2029	16,552	16,012
	DTE Energy Co.	2.950%	3/1/2030	2,625	2,473
	DTE Energy Co.	5.200%	4/1/2030	16,781	17,116
	DTE Energy Co.	5.850%	6/1/2034	19,001	19,907
	DTE Energy Co.	5.050%	10/1/2035	18,100	17,842
	Duke Energy Carolinas LLC	3.950%	11/15/2028	7,000	6,948
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	3,694	3,850
	Duke Energy Carolinas LLC	2.450%	8/15/2029	6,000	5,648
	Duke Energy Carolinas LLC	2.450%	2/1/2030	6,100	5,680
	Duke Energy Carolinas LLC	4.850%	3/15/2030	4,175	4,250
	Duke Energy Carolinas LLC	2.550%	4/15/2031	6,150	5,629
	Duke Energy Carolinas LLC	2.850%	3/15/2032	3,800	3,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.450%	10/15/2032	6,575	7,141
	Duke Energy Carolinas LLC	4.950%	1/15/2033	26,480	26,895
	Duke Energy Carolinas LLC	4.850%	1/15/2034	8,000	7,996
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	6,350	6,461
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,525	1,610
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,975	4,210
	Duke Energy Carolinas LLC	6.050%	4/15/2038	6,175	6,574
	Duke Energy Carolinas LLC	5.300%	2/15/2040	19,590	19,395
	Duke Energy Carolinas LLC	4.250%	12/15/2041	24,770	21,303
	Duke Energy Carolinas LLC	4.000%	9/30/2042	11,370	9,330
	Duke Energy Carolinas LLC	3.875%	3/15/2046	19,224	14,842
	Duke Energy Carolinas LLC	3.700%	12/1/2047	6,135	4,547
	Duke Energy Carolinas LLC	3.950%	3/15/2048	9,613	7,388
	Duke Energy Carolinas LLC	3.200%	8/15/2049	11,715	7,834
	Duke Energy Carolinas LLC	3.450%	4/15/2051	5,500	3,809
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,550	1,796
	Duke Energy Carolinas LLC	5.350%	1/15/2053	8,493	7,967
	Duke Energy Carolinas LLC	5.400%	1/15/2054	25,000	23,739
[3]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	35,210	34,867
	Duke Energy Corp.	3.150%	8/15/2027	10,125	9,972
	Duke Energy Corp.	5.000%	12/8/2027	4,930	4,983
	Duke Energy Corp.	4.300%	3/15/2028	13,400	13,383
	Duke Energy Corp.	3.400%	6/15/2029	13,450	13,038
	Duke Energy Corp.	2.450%	6/1/2030	15,000	13,824
	Duke Energy Corp.	2.550%	6/15/2031	14,400	12,951
	Duke Energy Corp.	4.500%	8/15/2032	15,331	15,098
	Duke Energy Corp.	5.750%	9/15/2033	15,000	15,628
	Duke Energy Corp.	5.450%	6/15/2034	3,725	3,815
	Duke Energy Corp.	4.950%	9/15/2035	41,500	40,520
	Duke Energy Corp.	4.800%	12/15/2045	9,966	8,537
	Duke Energy Corp.	3.750%	9/1/2046	37,809	27,939
	Duke Energy Corp.	3.950%	8/15/2047	13,187	9,817
	Duke Energy Corp.	4.200%	6/15/2049	6,734	5,131
	Duke Energy Corp.	3.500%	6/15/2051	7,100	4,753
	Duke Energy Corp.	5.000%	8/15/2052	12,754	10,920
	Duke Energy Corp.	6.100%	9/15/2053	8,300	8,327
	Duke Energy Corp.	5.800%	6/15/2054	21,011	20,142
	Duke Energy Corp.	6.450%	9/1/2054	6,300	6,493
	Duke Energy Florida LLC	3.800%	7/15/2028	7,015	6,953
	Duke Energy Florida LLC	2.500%	12/1/2029	23,057	21,630
	Duke Energy Florida LLC	1.750%	6/15/2030	7,100	6,360
	Duke Energy Florida LLC	4.200%	12/1/2030	1,550	1,534
	Duke Energy Florida LLC	2.400%	12/15/2031	1,740	1,554
	Duke Energy Florida LLC	4.850%	12/1/2035	2,000	1,965
	Duke Energy Florida LLC	6.350%	9/15/2037	3,275	3,548
	Duke Energy Florida LLC	6.400%	6/15/2038	5,150	5,614
	Duke Energy Florida LLC	5.650%	4/1/2040	6,300	6,417
	Duke Energy Florida LLC	3.850%	11/15/2042	1,000	799
	Duke Energy Florida LLC	3.400%	10/1/2046	2,665	1,892
	Duke Energy Florida LLC	4.200%	7/15/2048	3,550	2,806
	Duke Energy Florida LLC	3.000%	12/15/2051	14,300	8,975
	Duke Energy Florida LLC	5.950%	11/15/2052	12,595	12,757
	Duke Energy Florida LLC	6.200%	11/15/2053	19,595	20,512
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	1,697	1,632
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,000	2,047
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,740	2,910
[3]	Duke Energy Indiana LLC	4.950%	3/15/2036	1,454	1,432
	Duke Energy Indiana LLC	6.350%	8/15/2038	3,725	4,053
	Duke Energy Indiana LLC	6.450%	4/1/2039	968	1,054
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,960	4,525
	Duke Energy Indiana LLC	3.750%	5/15/2046	15,440	11,734
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	2,635	1,778
	Duke Energy Indiana LLC	2.750%	4/1/2050	6,972	4,235
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,650	1,651
	Duke Energy Ohio Inc.	3.650%	2/1/2029	7,265	7,136
	Duke Energy Ohio Inc.	2.125%	6/1/2030	2,700	2,459
	Duke Energy Ohio Inc.	5.250%	4/1/2033	7,583	7,756
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,825	1,850
	Duke Energy Ohio Inc.	3.700%	6/15/2046	4,766	3,532
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5,800	4,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Ohio Inc.	5.650%	4/1/2053	3,010	2,915
	Duke Energy Ohio Inc.	5.550%	3/15/2054	3,000	2,873
	Duke Energy Progress LLC	3.700%	9/1/2028	5,650	5,589
	Duke Energy Progress LLC	3.450%	3/15/2029	12,912	12,637
	Duke Energy Progress LLC	2.000%	8/15/2031	12,400	10,933
	Duke Energy Progress LLC	5.250%	3/15/2033	7,600	7,829
	Duke Energy Progress LLC	5.100%	3/15/2034	11,000	11,199
	Duke Energy Progress LLC	5.050%	3/15/2035	35,222	35,324
	Duke Energy Progress LLC	6.300%	4/1/2038	4,220	4,542
	Duke Energy Progress LLC	4.100%	5/15/2042	5,425	4,497
	Duke Energy Progress LLC	4.100%	3/15/2043	6,345	5,210
	Duke Energy Progress LLC	4.375%	3/30/2044	6,175	5,229
	Duke Energy Progress LLC	4.150%	12/1/2044	3,825	3,105
	Duke Energy Progress LLC	4.200%	8/15/2045	3,425	2,792
	Duke Energy Progress LLC	3.700%	10/15/2046	4,200	3,137
	Duke Energy Progress LLC	3.600%	9/15/2047	2,825	2,060
	Duke Energy Progress LLC	2.500%	8/15/2050	2,400	1,383
	Duke Energy Progress LLC	2.900%	8/15/2051	10,923	6,738
	Duke Energy Progress LLC	4.000%	4/1/2052	4,000	3,020
	Duke Energy Progress LLC	5.350%	3/15/2053	1,395	1,302
	Duke Energy Progress LLC	5.550%	3/15/2055	10,896	10,519
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	3,400	2,900
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,324	1,271
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	3,425	2,629
[8]	East Ohio Gas Co.	2.000%	6/15/2030	1,000	898
	Edison International	5.750%	6/15/2027	16,000	16,132
	Edison International	4.125%	3/15/2028	1,647	1,620
	Edison International	5.250%	11/15/2028	14,500	14,608
	Edison International	5.450%	6/15/2029	12,025	12,131
	Edison International	6.950%	11/15/2029	6,200	6,545
	Edison International	4.800%	3/15/2031	11,400	11,132
	Edison International	5.250%	3/15/2032	2,339	2,316
	El Paso Electric Co.	6.000%	5/15/2035	800	815
	El Paso Electric Co.	5.000%	12/1/2044	3,200	2,788
	Emera US Finance LP	4.750%	6/15/2046	16,925	13,991
	Enel Chile SA	4.875%	6/12/2028	10,875	10,929
	Entergy Arkansas LLC	4.000%	6/1/2028	2,000	1,990
	Entergy Arkansas LLC	5.150%	1/15/2033	1,500	1,526
	Entergy Arkansas LLC	5.450%	6/1/2034	7,365	7,587
	Entergy Arkansas LLC	4.950%	1/15/2036	20,500	20,123
	Entergy Arkansas LLC	4.200%	4/1/2049	4,668	3,673
	Entergy Arkansas LLC	2.650%	6/15/2051	13,359	7,755
	Entergy Arkansas LLC	3.350%	6/15/2052	5,000	3,320
	Entergy Arkansas LLC	5.750%	1/15/2056	6,354	6,227
	Entergy Corp.	1.900%	6/15/2028	7,000	6,640
	Entergy Corp.	2.800%	6/15/2030	8,541	7,948
	Entergy Corp.	2.400%	6/15/2031	7,550	6,711
	Entergy Corp.	3.750%	6/15/2050	9,319	6,596
	Entergy Corp.	7.125%	12/1/2054	13,500	13,820
[3]	Entergy Corp.	5.875%	6/15/2056	3,600	3,553
	Entergy Corp.	6.100%	6/15/2056	9,500	9,361
	Entergy Louisiana LLC	3.120%	9/1/2027	5,600	5,517
	Entergy Louisiana LLC	3.250%	4/1/2028	4,700	4,610
	Entergy Louisiana LLC	1.600%	12/15/2030	3,200	2,801
	Entergy Louisiana LLC	3.050%	6/1/2031	6,055	5,633
	Entergy Louisiana LLC	2.350%	6/15/2032	17,500	15,330
	Entergy Louisiana LLC	4.000%	3/15/2033	12,845	12,204
	Entergy Louisiana LLC	5.350%	3/15/2034	3,850	3,958
	Entergy Louisiana LLC	4.900%	4/15/2036	15,549	15,174
	Entergy Louisiana LLC	3.100%	6/15/2041	5,706	4,264
	Entergy Louisiana LLC	4.200%	9/1/2048	9,306	7,372
	Entergy Louisiana LLC	4.200%	4/1/2050	6,200	4,870
	Entergy Louisiana LLC	2.900%	3/15/2051	6,738	4,134
	Entergy Louisiana LLC	4.750%	9/15/2052	12,140	10,280
	Entergy Louisiana LLC	5.700%	3/15/2054	20,612	20,035
	Entergy Louisiana LLC	5.800%	3/15/2055	17,750	17,426
	Entergy Louisiana LLC	5.650%	4/15/2056	9,150	8,796
	Entergy Mississippi LLC	2.850%	6/1/2028	8,225	7,989
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,020
	Entergy Mississippi LLC	5.050%	4/15/2036	3,413	3,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	3.850%	6/1/2049	10,525	7,807
	Entergy Mississippi LLC	3.500%	6/1/2051	8,500	5,878
	Entergy Mississippi LLC	5.850%	6/1/2054	5,350	5,263
	Entergy Mississippi LLC	5.800%	4/15/2055	6,835	6,741
	Entergy Texas Inc.	4.000%	3/30/2029	4,962	4,917
	Entergy Texas Inc.	1.750%	3/15/2031	6,000	5,243
	Entergy Texas Inc.	5.250%	4/15/2035	2,035	2,055
	Entergy Texas Inc.	4.500%	3/30/2039	3,000	2,747
	Entergy Texas Inc.	3.550%	9/30/2049	5,585	3,922
	Entergy Texas Inc.	5.800%	9/1/2053	2,000	1,975
	Entergy Texas Inc.	5.550%	9/15/2054	2,750	2,598
	Essential Utilities Inc.	4.800%	8/15/2027	10,196	10,234
	Essential Utilities Inc.	3.566%	5/1/2029	8,836	8,586
	Essential Utilities Inc.	2.704%	4/15/2030	6,000	5,570
	Essential Utilities Inc.	5.375%	1/15/2034	5,000	5,073
	Essential Utilities Inc.	5.125%	3/15/2036	2,000	1,972
	Essential Utilities Inc.	4.276%	5/1/2049	4,300	3,367
	Essential Utilities Inc.	3.351%	4/15/2050	5,000	3,323
	Evergy Inc.	4.250%	3/15/2029	3,278	3,250
	Evergy Inc.	2.900%	9/15/2029	22,500	21,333
	Evergy Inc.	6.650%	6/1/2055	5,850	5,891
	Evergy Kansas Central Inc.	3.100%	4/1/2027	4,500	4,448
	Evergy Kansas Central Inc.	5.250%	3/15/2035	4,015	4,048
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,190	4,328
	Evergy Kansas Central Inc.	4.100%	4/1/2043	4,055	3,342
	Evergy Kansas Central Inc.	4.250%	12/1/2045	3,910	3,188
	Evergy Kansas Central Inc.	3.450%	4/15/2050	8,096	5,653
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,656	2,608
[3]	Evergy Metro Inc.	2.250%	6/1/2030	3,300	3,018
	Evergy Metro Inc.	4.950%	4/15/2033	4,000	4,023
	Evergy Metro Inc.	5.400%	4/1/2034	13,000	13,367
	Evergy Metro Inc.	5.125%	8/15/2035	10,727	10,678
	Evergy Metro Inc.	5.300%	10/1/2041	3,355	3,268
	Evergy Metro Inc.	4.200%	6/15/2047	5,255	4,175
	Evergy Metro Inc.	4.200%	3/15/2048	3,000	2,385
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,322
[3]	Eversource Energy	3.300%	1/15/2028	8,850	8,662
	Eversource Energy	5.450%	3/1/2028	13,200	13,423
[3]	Eversource Energy	4.250%	4/1/2029	10,205	10,119
[3]	Eversource Energy	1.650%	8/15/2030	9,510	8,349
	Eversource Energy	2.550%	3/15/2031	3,500	3,152
	Eversource Energy	5.850%	4/15/2031	16,500	17,244
	Eversource Energy	3.375%	3/1/2032	14,500	13,298
	Eversource Energy	5.125%	5/15/2033	17,500	17,462
	Eversource Energy	5.500%	1/1/2034	12,500	12,699
	Eversource Energy	3.450%	1/15/2050	10,850	7,448
[3]	Eversource Energy	6.100%	8/15/2056	3,000	2,961
[3]	Eversource Energy	6.350%	8/15/2056	3,500	3,452
	Exelon Corp.	5.150%	3/15/2028	9,162	9,268
	Exelon Corp.	5.150%	3/15/2029	8,000	8,161
	Exelon Corp.	4.050%	4/15/2030	13,251	12,986
	Exelon Corp.	5.125%	3/15/2031	4,814	4,902
	Exelon Corp.	3.350%	3/15/2032	4,337	4,005
	Exelon Corp.	5.450%	3/15/2034	14,955	15,301
[3]	Exelon Corp.	4.950%	6/15/2035	9,790	9,538
	Exelon Corp.	5.625%	6/15/2035	4,380	4,490
	Exelon Corp.	4.950%	3/15/2036	8,479	8,225
	Exelon Corp.	5.100%	6/15/2045	2,925	2,631
	Exelon Corp.	4.450%	4/15/2046	1,350	1,106
	Exelon Corp.	4.700%	4/15/2050	6,400	5,306
	Exelon Corp.	4.100%	3/15/2052	4,000	3,022
	Exelon Corp.	5.600%	3/15/2053	19,058	17,985
	Exelon Corp.	5.875%	3/15/2055	6,353	6,202
	Exelon Corp.	6.500%	3/15/2055	8,915	9,078
[3]	FirstEnergy Corp.	3.900%	7/15/2027	15,545	15,424
	FirstEnergy Corp.	2.650%	3/1/2030	8,429	7,813
[3]	FirstEnergy Corp.	2.250%	9/1/2030	13,416	12,085
[3]	FirstEnergy Corp.	4.850%	7/15/2047	8,920	7,612
[3]	FirstEnergy Corp.	3.400%	3/1/2050	9,700	6,481
[8]	FirstEnergy Pennsylvania Electric Co.	4.150%	3/15/2028	2,100	2,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	3,400	3,388
	FirstEnergy Transmission LLC	4.550%	1/15/2030	7,350	7,343
	FirstEnergy Transmission LLC	4.750%	1/15/2033	5,200	5,108
	FirstEnergy Transmission LLC	5.000%	1/15/2035	1,770	1,743
	Florida Power & Light Co.	5.050%	4/1/2028	12,255	12,466
	Florida Power & Light Co.	4.400%	5/15/2028	5,250	5,274
	Florida Power & Light Co.	5.150%	6/15/2029	6,350	6,516
	Florida Power & Light Co.	4.625%	5/15/2030	9,000	9,084
	Florida Power & Light Co.	2.450%	2/3/2032	21,895	19,579
	Florida Power & Light Co.	5.100%	4/1/2033	13,000	13,253
	Florida Power & Light Co.	4.800%	5/15/2033	4,613	4,622
	Florida Power & Light Co.	5.625%	4/1/2034	1,950	2,038
	Florida Power & Light Co.	5.300%	6/15/2034	4,457	4,580
	Florida Power & Light Co.	4.700%	2/15/2036	7,286	7,109
	Florida Power & Light Co.	5.650%	2/1/2037	3,379	3,556
	Florida Power & Light Co.	5.950%	2/1/2038	3,250	3,476
	Florida Power & Light Co.	5.960%	4/1/2039	14,319	15,271
	Florida Power & Light Co.	4.125%	2/1/2042	8,425	7,144
	Florida Power & Light Co.	4.050%	6/1/2042	4,600	3,871
	Florida Power & Light Co.	3.950%	3/1/2048	29,054	22,629
	Florida Power & Light Co.	3.990%	3/1/2049	9,122	7,063
	Florida Power & Light Co.	3.150%	10/1/2049	9,675	6,491
	Florida Power & Light Co.	2.875%	12/4/2051	35,500	22,141
	Florida Power & Light Co.	5.300%	4/1/2053	13,100	12,313
	Florida Power & Light Co.	5.600%	6/15/2054	12,737	12,497
	Florida Power & Light Co.	5.700%	3/15/2055	5,000	4,979
	Florida Power & Light Co.	5.800%	3/15/2065	2,636	2,625
	Florida Power & Light Co.	5.600%	2/15/2066	18,559	17,931
	Georgia Power Co.	4.650%	5/16/2028	23,638	23,838
	Georgia Power Co.	4.000%	10/1/2028	6,889	6,846
[3]	Georgia Power Co.	2.650%	9/15/2029	14,000	13,244
	Georgia Power Co.	4.550%	3/15/2030	12,750	12,810
	Georgia Power Co.	4.850%	3/15/2031	8,224	8,339
	Georgia Power Co.	4.950%	5/17/2033	22,968	23,171
	Georgia Power Co.	5.200%	3/15/2035	23,803	24,161
[3]	Georgia Power Co.	4.750%	9/1/2040	3,425	3,204
	Georgia Power Co.	4.300%	3/15/2043	2,555	2,169
[3]	Georgia Power Co.	3.250%	3/15/2051	7,500	5,015
	Georgia Power Co.	5.125%	5/15/2052	7,702	7,027
	Georgia Power Co.	5.500%	10/1/2055	16,250	15,600
	Iberdrola International BV	6.750%	7/15/2036	10,285	11,557
	Idaho Power Co.	4.850%	3/1/2036	3,717	3,639
[3]	Idaho Power Co.	5.500%	3/15/2053	7,000	6,672
[3]	Idaho Power Co.	5.800%	4/1/2054	1,050	1,050
[3]	Idaho Power Co.	5.700%	3/15/2055	9,717	9,568
	Indiana Michigan Power Co.	3.850%	5/15/2028	3,000	2,974
	Indiana Michigan Power Co.	6.050%	3/15/2037	4,890	5,179
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	11,055	9,339
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	2,268	1,675
	Indiana Michigan Power Co.	3.250%	5/1/2051	5,500	3,592
	Indiana Michigan Power Co.	5.600%	3/15/2056	14,300	13,795
	Interstate Power & Light Co.	4.100%	9/26/2028	4,570	4,540
	Interstate Power & Light Co.	3.600%	4/1/2029	6,774	6,626
	Interstate Power & Light Co.	2.300%	6/1/2030	8,000	7,317
	Interstate Power & Light Co.	5.700%	10/15/2033	3,000	3,125
	Interstate Power & Light Co.	5.600%	6/29/2035	13,650	13,996
	Interstate Power & Light Co.	6.250%	7/15/2039	3,275	3,471
	Interstate Power & Light Co.	3.700%	9/15/2046	2,925	2,138
	Interstate Power & Light Co.	3.100%	11/30/2051	4,000	2,533
	Interstate Power & Light Co.	5.450%	9/30/2054	3,844	3,567
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,400	4,241
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,300	10,173
	ITC Holdings Corp.	3.350%	11/15/2027	6,025	5,920
	ITC Holdings Corp.	5.300%	7/1/2043	4,226	3,901
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	5,574	5,545
[8]	Jersey Central Power & Light Co.	4.400%	1/15/2031	3,450	3,400
	Jersey Central Power & Light Co.	5.100%	1/15/2035	2,725	2,727
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	3,250	3,235
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	2,361	2,273
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	8,049	7,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	3,750	3,871
	Kentucky Utilities Co.	5.125%	11/1/2040	7,548	7,276
	Kentucky Utilities Co.	4.375%	10/1/2045	6,900	5,716
	Kentucky Utilities Co.	3.300%	6/1/2050	9,000	6,058
	Kentucky Utilities Co.	5.850%	8/15/2055	12,206	12,149
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	2,500	2,583
	Louisville Gas & Electric Co.	4.250%	4/1/2049	9,900	7,885
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	16,641	16,542
	MidAmerican Energy Co.	3.100%	5/1/2027	3,050	3,020
	MidAmerican Energy Co.	3.650%	4/15/2029	14,300	14,046
	MidAmerican Energy Co.	6.750%	12/30/2031	8,550	9,482
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	2,630	2,760
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	3,250	3,438
	MidAmerican Energy Co.	4.800%	9/15/2043	5,110	4,612
	MidAmerican Energy Co.	4.400%	10/15/2044	2,870	2,422
	MidAmerican Energy Co.	3.950%	8/1/2047	3,199	2,475
	MidAmerican Energy Co.	3.650%	8/1/2048	8,075	5,914
	MidAmerican Energy Co.	4.250%	7/15/2049	19,049	15,312
	MidAmerican Energy Co.	3.150%	4/15/2050	5,000	3,308
	MidAmerican Energy Co.	5.850%	9/15/2054	15,200	15,242
	MidAmerican Energy Co.	5.500%	11/15/2056	5,000	4,796
[3]	Mississippi Power Co.	4.250%	3/15/2042	4,117	3,464
[3]	Mississippi Power Co.	3.100%	7/30/2051	900	583
	National Fuel Gas Co.	3.950%	9/15/2027	1,900	1,884
	National Fuel Gas Co.	4.750%	9/1/2028	11,000	11,014
	National Fuel Gas Co.	5.500%	3/15/2030	2,270	2,323
	National Fuel Gas Co.	2.950%	3/1/2031	1,500	1,364
	National Fuel Gas Co.	5.950%	3/15/2035	6,805	7,050
	National Grid plc	5.602%	6/12/2028	11,500	11,770
	National Grid plc	5.809%	6/12/2033	13,623	14,222
	National Grid plc	5.418%	1/11/2034	5,500	5,608
	National Grid USA	5.803%	4/1/2035	2,817	2,922
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	2,150	2,125
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	8,300	8,365
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	8,050	8,035
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	6,075	6,043
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	21,725	21,401
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	1,500	1,514
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	8,000	7,974
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	3,500	3,554
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	3,000	2,966
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	12,652	12,808
[3]	National Rural Utilities Cooperative Finance Corp.	4.050%	2/9/2029	7,167	7,115
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,730	9,550
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	16,775	17,135
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	9,750	9,923
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	4,700	4,364
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	4,645	4,598
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,000	5,100
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,000	3,418
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	3,500	3,012
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,513	1,751
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	3,290	2,945
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,552	6,305
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	4,909	4,738
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	12,000	12,706
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,000	2,010
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	2,976	2,458
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	8,365	6,793
[3]	Nevada Power Co.	5.900%	5/1/2053	2,000	1,978
	Nevada Power Co.	6.000%	3/15/2054	11,000	11,031
	Nevada Power Co.	6.250%	5/15/2055	1,200	1,198
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	22,595	22,408
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,283	2,291
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	8,828	8,872
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	10,250	10,346
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,450	9,531
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	10,100	10,251
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	13,469	13,115
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	10,335	9,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	4,750	4,833
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	13,500	13,758
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	43,021	39,214
	NextEra Energy Capital Holdings Inc.	4.400%	3/1/2031	11,400	11,304
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	9,350	9,586
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	2,273	2,291
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28,148	28,431
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	2,500	2,530
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	49,300	50,221
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,150	2,839
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	14,750	13,870
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	23,214	24,068
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	12,400	12,661
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	28,850	28,367
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	3,000	3,046
[3]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	3,000	3,092
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	4,275	4,165
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	1,100	1,097
	NiSource Inc.	3.490%	5/15/2027	10,500	10,388
	NiSource Inc.	5.250%	3/30/2028	17,760	18,038
	NiSource Inc.	5.200%	7/1/2029	5,200	5,306
	NiSource Inc.	2.950%	9/1/2029	16,020	15,234
	NiSource Inc.	3.600%	5/1/2030	7,173	6,916
	NiSource Inc.	1.700%	2/15/2031	11,585	10,074
	NiSource Inc.	5.400%	6/30/2033	5,000	5,122
	NiSource Inc.	5.350%	4/1/2034	15,500	15,771
	NiSource Inc.	5.350%	7/15/2035	11,900	11,991
	NiSource Inc.	5.950%	6/15/2041	10,121	10,296
	NiSource Inc.	5.250%	2/15/2043	4,120	3,817
	NiSource Inc.	4.375%	5/15/2047	25,888	20,852
	NiSource Inc.	3.950%	3/30/2048	1,045	783
	NiSource Inc.	5.000%	6/15/2052	10,242	8,852
	NiSource Inc.	6.375%	3/31/2055	6,250	6,383
	NiSource Inc.	5.850%	4/1/2055	33,130	32,156
	NiSource Inc.	5.750%	7/15/2056	4,150	4,080
	Northern States Power Co.	2.250%	4/1/2031	4,000	3,602
	Northern States Power Co.	5.050%	5/15/2035	2,800	2,821
	Northern States Power Co.	4.850%	5/15/2036	2,571	2,540
	Northern States Power Co.	6.250%	6/1/2036	840	914
	Northern States Power Co.	6.200%	7/1/2037	2,705	2,921
	Northern States Power Co.	5.350%	11/1/2039	3,295	3,286
	Northern States Power Co.	3.600%	9/15/2047	1,000	739
	Northern States Power Co.	2.900%	3/1/2050	2,305	1,490
	Northern States Power Co.	2.600%	6/1/2051	3,300	1,986
	Northern States Power Co.	3.200%	4/1/2052	4,000	2,716
	Northern States Power Co.	4.500%	6/1/2052	10,000	8,346
	Northern States Power Co.	5.100%	5/15/2053	3,900	3,544
	Northern States Power Co.	5.400%	3/15/2054	9,100	8,640
	Northern States Power Co.	5.650%	6/15/2054	10,000	9,852
	Northern States Power Co.	5.650%	5/15/2055	38,025	37,335
	Northern States Power Co.	5.550%	5/15/2056	18,600	18,047
	Northwest Natural Holding Co.	7.000%	9/15/2055	4,075	4,114
	NorthWestern Corp.	4.176%	11/15/2044	6,425	5,211
	NSTAR Electric Co.	3.200%	5/15/2027	6,000	5,932
	NSTAR Electric Co.	3.250%	5/15/2029	1,430	1,383
	NSTAR Electric Co.	4.850%	3/1/2030	8,260	8,371
	NSTAR Electric Co.	5.400%	6/1/2034	8,000	8,183
	NSTAR Electric Co.	5.200%	3/1/2035	6,029	6,075
	NSTAR Electric Co.	5.500%	3/15/2040	1,005	996
	NSTAR Electric Co.	4.550%	6/1/2052	5,000	4,160
	NSTAR Electric Co.	4.950%	9/15/2052	1,936	1,717
	Oglethorpe Power Corp.	5.375%	11/1/2040	9,720	9,464
	Oglethorpe Power Corp.	4.500%	4/1/2047	2,290	1,873
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,045	3,527
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,355	2,091
	Oglethorpe Power Corp.	6.200%	12/1/2053	8,950	9,109
	Oglethorpe Power Corp.	5.800%	6/1/2054	7,500	7,267
	Oglethorpe Power Corp.	5.900%	2/1/2055	6,200	6,051
	Ohio Edison Co.	6.875%	7/15/2036	4,180	4,673
[3]	Ohio Power Co.	1.625%	1/15/2031	5,000	4,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Power Co.	5.000%	6/1/2033	8,500	8,472
	Ohio Power Co.	5.650%	6/1/2034	8,500	8,734
	Ohio Power Co.	4.150%	4/1/2048	3,800	2,935
	Ohio Power Co.	4.000%	6/1/2049	5,178	3,861
[3]	Ohio Power Co.	2.900%	10/1/2051	4,984	2,985
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	3,500	3,463
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,936	3,754
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	2,000	1,908
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	4,666	4,802
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,215	1,758
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	3,975	3,010
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	11,800	11,293
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	1,651	1,629
[6]	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	4,500	4,498
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,500	8,500
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	4,000	3,938
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	2,610	2,704
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,010	7,063
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7,330	6,868
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/15/2031	8,825	8,778
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,820	4,259
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	600	582
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	4,596	4,542
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	8,165	8,563
	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	2,702	2,761
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,500	3,406
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	2,725	2,397
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	8,721	8,304
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	2,393	1,838
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	4,185	3,284
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	10,530	7,707
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	6,864	4,970
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	9,685	5,649
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,055	8,848
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	4,358	4,044
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	13,405	12,792
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	18,703	18,518
[8]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	7,704	7,697
	ONE Gas Inc.	5.100%	4/1/2029	11,500	11,733
	ONE Gas Inc.	2.000%	5/15/2030	2,500	2,274
	ONE Gas Inc.	4.658%	2/1/2044	7,382	6,459
	ONE Gas Inc.	4.500%	11/1/2048	3,000	2,524
	Pacific Gas & Electric Co.	5.450%	6/15/2027	4,109	4,150
	Pacific Gas & Electric Co.	2.100%	8/1/2027	10,000	9,690
	Pacific Gas & Electric Co.	3.300%	12/1/2027	20,800	20,376
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,543	1,556
	Pacific Gas & Electric Co.	3.000%	6/15/2028	4,000	3,867
	Pacific Gas & Electric Co.	3.750%	7/1/2028	17,500	17,187
	Pacific Gas & Electric Co.	6.100%	1/15/2029	40,307	41,717
	Pacific Gas & Electric Co.	5.550%	5/15/2029	8,000	8,188
	Pacific Gas & Electric Co.	4.550%	7/1/2030	29,000	28,603
	Pacific Gas & Electric Co.	2.500%	2/1/2031	38,516	34,547
	Pacific Gas & Electric Co.	3.250%	6/1/2031	9,367	8,639
	Pacific Gas & Electric Co.	4.400%	3/1/2032	1,000	966
	Pacific Gas & Electric Co.	5.900%	6/15/2032	6,700	6,931
	Pacific Gas & Electric Co.	5.050%	10/15/2032	5,650	5,614
	Pacific Gas & Electric Co.	6.150%	1/15/2033	7,500	7,849
	Pacific Gas & Electric Co.	6.400%	6/15/2033	12,960	13,758
	Pacific Gas & Electric Co.	6.950%	3/15/2034	18,204	19,948
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,245	12,540
	Pacific Gas & Electric Co.	5.700%	3/1/2035	12,000	12,155
	Pacific Gas & Electric Co.	5.200%	5/1/2036	20,529	20,013
	Pacific Gas & Electric Co.	4.500%	7/1/2040	42,131	35,990
	Pacific Gas & Electric Co.	3.300%	8/1/2040	14,674	10,978
	Pacific Gas & Electric Co.	4.200%	6/1/2041	6,000	4,844
	Pacific Gas & Electric Co.	4.600%	6/15/2043	3,000	2,464
	Pacific Gas & Electric Co.	4.300%	3/15/2045	14,000	10,927
	Pacific Gas & Electric Co.	4.250%	3/15/2046	5,000	3,806
	Pacific Gas & Electric Co.	3.950%	12/1/2047	11,300	8,207
	Pacific Gas & Electric Co.	4.950%	7/1/2050	53,227	44,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.500%	8/1/2050	14,151	9,334
	Pacific Gas & Electric Co.	5.250%	3/1/2052	14,500	12,343
	Pacific Gas & Electric Co.	6.750%	1/15/2053	20,901	21,755
	Pacific Gas & Electric Co.	6.700%	4/1/2053	5,195	5,386
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,700	7,205
	Pacific Gas & Electric Co.	6.150%	3/1/2055	8,341	8,075
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,175	3,053
	Pacific Gas & Electric Co.	6.000%	5/1/2056	18,499	17,587
	PacifiCorp	5.100%	2/15/2029	10,000	10,131
	PacifiCorp	3.500%	6/15/2029	15,000	14,437
	PacifiCorp	2.700%	9/15/2030	7,473	6,801
	PacifiCorp	5.300%	2/15/2031	9,842	9,974
	PacifiCorp	5.450%	2/15/2034	1,100	1,097
	PacifiCorp	5.800%	4/15/2036	16,000	16,124
	PacifiCorp	6.250%	10/15/2037	8,700	8,987
	PacifiCorp	4.125%	1/15/2049	14,900	10,849
	PacifiCorp	4.150%	2/15/2050	9,000	6,559
	PacifiCorp	3.300%	3/15/2051	14,089	8,729
	PacifiCorp	2.900%	6/15/2052	1,700	966
	PacifiCorp	5.350%	12/1/2053	16,189	13,849
	PacifiCorp	5.500%	5/15/2054	545	477
	PacifiCorp	5.800%	1/15/2055	23,475	21,450
	PECO Energy Co.	4.900%	6/15/2033	1,612	1,622
	PECO Energy Co.	4.875%	9/15/2035	4,675	4,631
	PECO Energy Co.	5.950%	10/1/2036	2,500	2,662
	PECO Energy Co.	4.150%	10/1/2044	2,732	2,240
	PECO Energy Co.	3.700%	9/15/2047	2,000	1,486
	PECO Energy Co.	3.000%	9/15/2049	3,740	2,417
	PECO Energy Co.	2.800%	6/15/2050	10,900	6,720
	PECO Energy Co.	3.050%	3/15/2051	4,000	2,576
	PECO Energy Co.	2.850%	9/15/2051	4,325	2,659
	PECO Energy Co.	4.600%	5/15/2052	13,000	10,901
	PECO Energy Co.	4.375%	8/15/2052	2,955	2,392
	PECO Energy Co.	5.250%	9/15/2054	16,023	14,826
	PECO Energy Co.	5.650%	9/15/2055	11,400	11,224
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	1,983	1,838
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	6,760	5,594
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,025	3,708
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	719	728
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	6,162	6,229
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	15,970	16,386
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	12,100	11,900
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	4,970	4,932
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	11,000	10,855
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	6,678	6,559
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	1,869	1,848
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	2,800	2,700
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	4,275	4,146
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	5,305	5,150
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,725	11,104
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	12,025	11,365
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	2,850	2,464
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	3,850	3,527
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	1,339	1,301
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	3,700	3,338
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	9,890	10,141
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	10,800	10,753
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	1,225	1,067
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	6,223	4,547
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	3,848	3,378
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,400	2,419
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,215	2,251
	Potomac Electric Power Co.	5.200%	3/15/2034	2,100	2,139
	Potomac Electric Power Co.	6.500%	11/15/2037	4,118	4,542
	Potomac Electric Power Co.	4.150%	3/15/2043	6,390	5,290
	Potomac Electric Power Co.	5.500%	3/15/2054	2,800	2,663
	PPL Electric Utilities Corp.	5.000%	5/15/2033	10,000	10,118
	PPL Electric Utilities Corp.	4.850%	2/15/2034	7,870	7,858
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,775	9,487
	PPL Electric Utilities Corp.	4.125%	6/15/2044	7,825	6,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	4.150%	10/1/2045	4,030	3,292
	PPL Electric Utilities Corp.	4.150%	6/15/2048	2,795	2,229
	PPL Electric Utilities Corp.	3.000%	10/1/2049	5,000	3,214
	PPL Electric Utilities Corp.	5.550%	8/15/2055	4,673	4,542
	Progress Energy Inc.	6.000%	12/1/2039	4,007	4,152
	Public Service Co. of Colorado	3.700%	6/15/2028	4,245	4,192
	Public Service Co. of Colorado	4.150%	3/13/2029	5,680	5,664
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	3,500	3,093
	Public Service Co. of Colorado	1.875%	6/15/2031	11,694	10,209
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	5,500	5,348
	Public Service Co. of Colorado	5.350%	5/15/2034	27,000	27,480
	Public Service Co. of Colorado	5.150%	9/15/2035	18,307	18,239
	Public Service Co. of Colorado	3.600%	9/15/2042	1,291	996
	Public Service Co. of Colorado	4.300%	3/15/2044	3,475	2,874
	Public Service Co. of Colorado	3.800%	6/15/2047	3,100	2,316
	Public Service Co. of Colorado	4.100%	6/15/2048	3,695	2,883
	Public Service Co. of Colorado	4.050%	9/15/2049	5,534	4,251
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	10,200	6,767
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	4,000	3,260
	Public Service Co. of Colorado	5.250%	4/1/2053	8,862	8,020
	Public Service Co. of Colorado	5.750%	5/15/2054	17,000	16,541
	Public Service Co. of Colorado	5.850%	5/15/2055	12,600	12,491
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5,471	5,642
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,900	2,096
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,800	4,378
	Public Service Co. of Oklahoma	5.250%	1/15/2033	5,000	5,067
	Public Service Co. of Oklahoma	5.200%	1/15/2035	14,300	14,233
	Public Service Co. of Oklahoma	5.450%	1/15/2036	27,900	28,103
[3]	Public Service Electric & Gas Co.	3.000%	5/15/2027	3,000	2,962
[3]	Public Service Electric & Gas Co.	3.200%	5/15/2029	7,230	7,009
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,500	2,331
[3]	Public Service Electric & Gas Co.	4.200%	1/1/2031	8,785	8,676
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	5,000	4,607
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,700	10,826
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	5,000	4,948
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,500	7,627
	Public Service Electric & Gas Co.	4.850%	8/1/2034	9,275	9,204
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,702	2,718
	Public Service Electric & Gas Co.	4.900%	8/15/2035	10,217	10,144
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	875	922
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	4,295	3,544
[3]	Public Service Electric & Gas Co.	3.650%	9/1/2042	650	511
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	9,100	7,025
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	3,075	2,267
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	6,500	4,930
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	4,300	2,862
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	6,343	3,911
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	5,000	2,646
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	5,500	3,533
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	866	790
	Public Service Electric & Gas Co.	5.450%	8/1/2053	12,083	11,585
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	16,750	16,049
	Public Service Electric & Gas Co.	5.300%	8/1/2054	6,268	5,855
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	12,988	12,560
[3]	Public Service Electric & Gas Co.	5.625%	1/1/2056	16,689	16,442
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	5,000	5,110
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,000	5,161
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	18,700	19,059
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	20,364	17,923
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	15,000	15,899
	Puget Energy Inc.	2.379%	6/15/2028	2,899	2,762
	Puget Energy Inc.	4.100%	6/15/2030	5,200	5,040
	Puget Energy Inc.	4.224%	3/15/2032	5,600	5,342
	Puget Energy Inc.	5.725%	3/15/2035	7,625	7,685
	Puget Sound Energy Inc.	5.330%	6/15/2034	2,100	2,138
	Puget Sound Energy Inc.	6.274%	3/15/2037	3,840	4,118
	Puget Sound Energy Inc.	5.757%	10/1/2039	13,540	13,725
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,510	1,533
	Puget Sound Energy Inc.	4.300%	5/20/2045	6,005	4,832
	Puget Sound Energy Inc.	4.223%	6/15/2048	10,225	8,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,894	2,597
	Puget Sound Energy Inc.	5.448%	6/1/2053	661	627
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,300	4,221
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,536	3,425
	San Diego Gas & Electric Co.	4.950%	8/15/2028	4,000	4,063
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,514	3,995
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5,401	4,915
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,089	4,159
[3]	San Diego Gas & Electric Co.	5.200%	3/15/2036	3,500	3,490
	San Diego Gas & Electric Co.	6.000%	6/1/2039	4,461	4,632
	San Diego Gas & Electric Co.	4.500%	8/15/2040	16,140	14,497
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,750	4,264
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,100	3,992
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	8,675	5,811
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,000	3,131
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,000	7,118
	San Diego Gas & Electric Co.	5.350%	4/1/2053	3,300	3,043
	San Diego Gas & Electric Co.	5.550%	4/15/2054	12,300	11,695
[3]	San Diego Gas & Electric Co.	5.950%	3/15/2056	3,900	3,909
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	3,803	3,702
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	2,475	2,024
	SCE Recovery Funding LLC	5.341%	3/15/2045	27,245	27,062
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	1,600	1,166
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	3,475	3,245
	Sempra	3.250%	6/15/2027	7,595	7,488
	Sempra	3.400%	2/1/2028	14,958	14,681
	Sempra	3.700%	4/1/2029	7,348	7,180
	Sempra	5.500%	8/1/2033	10,285	10,596
	Sempra	5.250%	3/15/2036	6,500	6,407
	Sempra	3.800%	2/1/2038	12,452	10,512
	Sempra	6.000%	10/15/2039	8,125	8,280
	Sempra	4.000%	2/1/2048	7,570	5,628
	Sempra	4.125%	4/1/2052	8,350	8,109
	Sempra	6.400%	10/1/2054	10,750	10,690
	Sempra	6.875%	10/1/2054	15,800	15,950
	Sempra	6.550%	4/1/2055	4,750	4,717
	Sempra	6.625%	4/1/2055	6,500	6,491
	Sempra	6.375%	4/1/2056	4,210	4,221
	Sierra Pacific Power Co.	5.900%	3/15/2054	5,000	4,943
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,600	5,447
	Sierra Pacific Power Co.	6.375%	9/15/2056	7,400	7,310
[3]	Southern California Edison Co.	4.700%	6/1/2027	8,000	8,018
	Southern California Edison Co.	5.850%	11/1/2027	3,000	3,057
[3]	Southern California Edison Co.	3.650%	3/1/2028	6,875	6,760
	Southern California Edison Co.	5.650%	10/1/2028	6,000	6,147
[3]	Southern California Edison Co.	4.200%	3/1/2029	8,000	7,911
	Southern California Edison Co.	6.650%	4/1/2029	850	887
	Southern California Edison Co.	5.150%	6/1/2029	12,875	13,054
	Southern California Edison Co.	2.850%	8/1/2029	10,405	9,814
	Southern California Edison Co.	2.250%	6/1/2030	7,000	6,337
[3]	Southern California Edison Co.	2.500%	6/1/2031	5,275	4,710
	Southern California Edison Co.	5.450%	6/1/2031	5,000	5,117
	Southern California Edison Co.	2.750%	2/1/2032	6,500	5,797
	Southern California Edison Co.	5.950%	11/1/2032	17,465	18,319
	Southern California Edison Co.	4.800%	3/15/2033	2,925	2,873
	Southern California Edison Co.	6.000%	1/15/2034	5,655	5,906
	Southern California Edison Co.	5.200%	6/1/2034	25,557	25,382
[3]	Southern California Edison Co.	5.750%	4/1/2035	8,741	8,894
[3]	Southern California Edison Co.	5.350%	7/15/2035	4,085	4,035
	Southern California Edison Co.	5.625%	2/1/2036	5,445	5,448
[3]	Southern California Edison Co.	5.550%	1/15/2037	5,000	4,987
[3]	Southern California Edison Co.	5.950%	2/1/2038	2,800	2,838
	Southern California Edison Co.	6.050%	3/15/2039	1,460	1,480
	Southern California Edison Co.	5.500%	3/15/2040	7,472	7,199
	Southern California Edison Co.	4.500%	9/1/2040	8,882	7,621
	Southern California Edison Co.	4.050%	3/15/2042	12,496	9,794
	Southern California Edison Co.	4.650%	10/1/2043	12,216	10,229
[3]	Southern California Edison Co.	3.600%	2/1/2045	2,650	1,882
	Southern California Edison Co.	4.000%	4/1/2047	4,531	3,371
[3]	Southern California Edison Co.	4.125%	3/1/2048	8,370	6,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southern California Edison Co.	4.875%	3/1/2049	8,397	6,985
	Southern California Edison Co.	3.650%	2/1/2050	25,952	17,879
[3]	Southern California Edison Co.	2.950%	2/1/2051	2,000	1,202
[3]	Southern California Edison Co.	3.650%	6/1/2051	5,300	3,630
	Southern California Edison Co.	3.450%	2/1/2052	5,300	3,475
[3]	Southern California Edison Co.	5.450%	6/1/2052	10,700	9,446
	Southern California Edison Co.	5.700%	3/1/2053	15,905	14,670
	Southern California Edison Co.	5.750%	4/15/2054	10,125	9,401
	Southern California Edison Co.	5.900%	3/1/2055	7,325	6,983
	Southern California Gas Co.	2.950%	4/15/2027	8,000	7,890
[3]	Southern California Gas Co.	2.550%	2/1/2030	10,020	9,383
	Southern California Gas Co.	5.200%	6/1/2033	5,000	5,096
	Southern California Gas Co.	5.050%	9/1/2034	6,000	6,028
	Southern California Gas Co.	5.450%	6/15/2035	6,800	6,974
	Southern California Gas Co.	3.750%	9/15/2042	4,075	3,174
[3]	Southern California Gas Co.	4.125%	6/1/2048	5,800	4,478
[3]	Southern California Gas Co.	4.300%	1/15/2049	1,000	792
[3]	Southern California Gas Co.	3.950%	2/15/2050	4,500	3,357
	Southern California Gas Co.	6.350%	11/15/2052	11,600	12,241
	Southern California Gas Co.	5.750%	6/1/2053	6,770	6,595
	Southern California Gas Co.	5.600%	4/1/2054	2,805	2,676
	Southern California Gas Co.	6.000%	6/15/2055	13,500	13,562
	Southern Co.	5.113%	8/1/2027	15,050	15,179
[3]	Southern Co.	1.750%	3/15/2028	5,000	4,758
	Southern Co.	4.850%	6/15/2028	17,020	17,185
	Southern Co.	5.500%	3/15/2029	23,000	23,707
[3]	Southern Co.	3.700%	4/30/2030	14,200	13,754
	Southern Co.	5.700%	10/15/2032	5,050	5,285
	Southern Co.	5.200%	6/15/2033	23,847	24,100
	Southern Co.	4.850%	3/15/2035	25,350	24,675
	Southern Co.	4.250%	7/1/2036	26,245	24,136
	Southern Co.	4.400%	7/1/2046	37,094	30,606
[3]	Southern Co.	6.375%	3/15/2055	20,990	21,541
	Southern Co.	6.000%	4/1/2058	3,300	3,316
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	1,591	1,579
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	12,076	10,600
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	10,854	11,020
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,750	8,056
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	4,900	4,837
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	12,857	12,691
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,325	6,436
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	1,500	1,261
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	3,275	2,492
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	13,495	11,038
[3]	Southern Power Co.	4.250%	10/1/2030	2,289	2,257
[3]	Southern Power Co.	4.900%	10/1/2035	2,370	2,299
	Southern Power Co.	5.150%	9/15/2041	3,860	3,629
	Southern Power Co.	5.250%	7/15/2043	2,635	2,462
[3]	Southern Power Co.	4.950%	12/15/2046	3,965	3,461
	Southwest Gas Corp.	5.800%	12/1/2027	2,000	2,044
	Southwest Gas Corp.	3.700%	4/1/2028	2,500	2,469
	Southwest Gas Corp.	2.200%	6/15/2030	7,250	6,596
	Southwest Gas Corp.	4.050%	3/15/2032	6,000	5,733
	Southwest Gas Corp.	3.800%	9/29/2046	2,600	1,945
	Southwest Gas Corp.	4.150%	6/1/2049	2,300	1,766
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	8,702	8,650
	Southwestern Electric Power Co.	5.300%	4/1/2033	13,900	14,114
	Southwestern Electric Power Co.	5.200%	4/1/2036	7,167	7,049
	Southwestern Electric Power Co.	6.200%	3/15/2040	5,475	5,688
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	6,491	4,876
	Southwestern Electric Power Co.	3.250%	11/1/2051	12,720	8,155
	Southwestern Electric Power Co.	5.900%	4/1/2056	2,750	2,674
	Southwestern Public Service Co.	5.300%	5/15/2035	7,975	8,010
	Southwestern Public Service Co.	4.500%	8/15/2041	4,164	3,625
	Southwestern Public Service Co.	3.400%	8/15/2046	8,460	5,950
	Southwestern Public Service Co.	3.700%	8/15/2047	7,200	5,305
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	1,422	1,149
	Southwestern Public Service Co.	3.750%	6/15/2049	7,525	5,439
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	9,750	6,293
	Southwestern Public Service Co.	6.000%	6/1/2054	1,928	1,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spire Inc.	4.600%	9/1/2031	2,750	2,716
	Spire Inc.	6.250%	6/1/2056	6,121	6,041
	Spire Inc.	6.450%	6/1/2056	3,625	3,609
	Spire Missouri Inc.	4.800%	2/15/2033	3,000	2,991
[3]	Spire Missouri Inc.	5.150%	8/15/2034	1,200	1,212
	System Energy Resources Inc.	5.300%	12/15/2034	4,300	4,286
	Tampa Electric Co.	4.900%	3/1/2029	2,500	2,533
	Tampa Electric Co.	2.400%	3/15/2031	4,500	4,064
	Tampa Electric Co.	5.150%	3/1/2035	2,876	2,882
	Tampa Electric Co.	4.350%	5/15/2044	796	665
	Tampa Electric Co.	4.300%	6/15/2048	14,065	11,377
	Tampa Electric Co.	3.625%	6/15/2050	9,373	6,697
	Tampa Electric Co.	5.000%	7/15/2052	5,000	4,447
	Toledo Edison Co.	6.150%	5/15/2037	2,769	2,977
	Tucson Electric Power Co.	1.500%	8/1/2030	2,500	2,199
	Tucson Electric Power Co.	3.250%	5/15/2032	3,000	2,752
	Tucson Electric Power Co.	5.200%	9/15/2034	3,500	3,530
	Tucson Electric Power Co.	4.000%	6/15/2050	8,050	6,070
	Tucson Electric Power Co.	5.500%	4/15/2053	4,750	4,454
	Tucson Electric Power Co.	5.900%	4/15/2055	3,636	3,617
	Union Electric Co.	2.950%	6/15/2027	17,194	16,953
	Union Electric Co.	3.500%	3/15/2029	10,132	9,914
	Union Electric Co.	2.950%	3/15/2030	4,525	4,285
	Union Electric Co.	2.150%	3/15/2032	5,600	4,888
	Union Electric Co.	5.200%	4/1/2034	16,123	16,388
	Union Electric Co.	5.250%	4/15/2035	6,503	6,586
	Union Electric Co.	4.800%	3/15/2036	3,798	3,706
	Union Electric Co.	5.300%	8/1/2037	3,882	3,925
	Union Electric Co.	8.450%	3/15/2039	2,365	3,005
	Union Electric Co.	3.650%	4/15/2045	3,625	2,746
	Union Electric Co.	4.000%	4/1/2048	8,130	6,284
	Union Electric Co.	3.250%	10/1/2049	4,840	3,242
	Union Electric Co.	2.625%	3/15/2051	9,000	5,297
	Union Electric Co.	3.900%	4/1/2052	10,200	7,629
	Union Electric Co.	5.450%	3/15/2053	5,500	5,205
	Union Electric Co.	5.125%	3/15/2055	2,500	2,268
	Union Electric Co.	5.550%	3/15/2056	5,536	5,334
	United Utilities plc	6.875%	8/15/2028	9,302	9,766
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	11,552	11,441
[3]	Virginia Electric & Power Co.	2.875%	7/15/2029	10,882	10,391
	Virginia Electric & Power Co.	2.300%	11/15/2031	22,550	19,961
	Virginia Electric & Power Co.	2.400%	3/30/2032	6,650	5,864
	Virginia Electric & Power Co.	5.000%	4/1/2033	10,750	10,813
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,500	5,619
	Virginia Electric & Power Co.	5.050%	8/15/2034	3,750	3,747
	Virginia Electric & Power Co.	5.150%	3/15/2035	5,800	5,788
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	10,588	10,358
	Virginia Electric & Power Co.	4.950%	3/15/2036	6,075	5,919
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	6,835	7,191
	Virginia Electric & Power Co.	6.350%	11/30/2037	4,150	4,467
	Virginia Electric & Power Co.	8.875%	11/15/2038	6,520	8,509
	Virginia Electric & Power Co.	4.000%	1/15/2043	10,462	8,400
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,005	5,218
	Virginia Electric & Power Co.	4.450%	2/15/2044	7,656	6,435
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	11,374	9,137
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	9,685	7,424
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	7,604	5,665
	Virginia Electric & Power Co.	4.600%	12/1/2048	10,700	8,897
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,406	1,606
	Virginia Electric & Power Co.	2.450%	12/15/2050	8,052	4,497
	Virginia Electric & Power Co.	2.950%	11/15/2051	14,625	8,996
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	3,650	3,001
	Virginia Electric & Power Co.	5.450%	4/1/2053	16,740	15,674
	Virginia Electric & Power Co.	5.700%	8/15/2053	20,000	19,370
	Virginia Electric & Power Co.	5.550%	8/15/2054	11,175	10,569
	Virginia Electric & Power Co.	5.650%	3/15/2055	15,800	15,179
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	8,817	8,395
	Virginia Electric & Power Co.	5.700%	3/15/2056	7,100	6,851
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	1,070	1,075
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	8,875	8,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Washington Gas Light Co.	3.796%	9/15/2046	3,550	2,710
[3]	Washington Gas Light Co.	3.650%	9/15/2049	4,000	2,849
	WEC Energy Group Inc.	5.150%	10/1/2027	2,000	2,022
	WEC Energy Group Inc.	1.375%	10/15/2027	11,500	10,985
	WEC Energy Group Inc.	4.750%	1/15/2028	9,900	9,972
	WEC Energy Group Inc.	5.625%	5/15/2056	3,638	3,571
	Wisconsin Electric Power Co.	3.950%	3/1/2029	2,075	2,054
	Wisconsin Electric Power Co.	5.000%	5/15/2029	6,400	6,521
	Wisconsin Electric Power Co.	4.150%	10/15/2030	4,605	4,545
	Wisconsin Electric Power Co.	4.750%	9/30/2032	10,997	11,065
	Wisconsin Electric Power Co.	4.600%	10/1/2034	1,825	1,797
	Wisconsin Electric Power Co.	4.300%	10/15/2048	10,325	8,419
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,025	3,612
	Wisconsin Electric Power Co.	5.650%	3/15/2056	11,750	11,516
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,300	2,256
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,471	4,290
	Wisconsin Power & Light Co.	3.950%	9/1/2032	12,000	11,450
	Wisconsin Power & Light Co.	4.950%	4/1/2033	3,500	3,508
	Wisconsin Power & Light Co.	5.375%	3/30/2034	12,400	12,610
	Wisconsin Power & Light Co.	6.375%	8/15/2037	2,150	2,330
	Wisconsin Power & Light Co.	3.650%	4/1/2050	4,000	2,835
	Wisconsin Power & Light Co.	5.700%	12/15/2055	2,520	2,447
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,500	3,512
	Wisconsin Public Service Corp.	4.250%	1/15/2031	12,802	12,663
	Xcel Energy Inc.	4.750%	3/21/2028	2,229	2,240
	Xcel Energy Inc.	4.000%	6/15/2028	14,995	14,895
	Xcel Energy Inc.	2.600%	12/1/2029	32,045	29,948
	Xcel Energy Inc.	3.400%	6/1/2030	14,679	14,023
	Xcel Energy Inc.	2.350%	11/15/2031	3,200	2,818
	Xcel Energy Inc.	4.600%	6/1/2032	4,700	4,619
	Xcel Energy Inc.	5.450%	8/15/2033	10,468	10,686
	Xcel Energy Inc.	5.600%	4/15/2035	24,000	24,395
	Xcel Energy Inc.	6.500%	7/1/2036	1,646	1,772
	Xcel Energy Inc.	5.750%	12/3/2056	10,577	10,320
					9,199,311
Total Corporate Bonds (Cost $93,973,236)					88,949,080
Sovereign Bonds (3.3%)
[3]	African Development Bank	4.375%	11/3/2027	31,200	31,450
	African Development Bank	4.375%	3/14/2028	21,900	22,116
	African Development Bank	3.875%	6/12/2028	20,283	20,294
	African Development Bank	3.500%	9/18/2029	23,875	23,564
	African Development Bank	4.000%	3/18/2030	37,175	37,267
	African Development Bank	3.625%	3/3/2031	18,564	18,265
	African Development Bank	4.500%	6/12/2035	5,307	5,368
	African Development Bank	4.125%	1/22/2036	22,550	22,096
[3]	African Development Bank	5.750%	Perpetual	3,900	3,796
[3]	Asian Development Bank	2.375%	8/10/2027	5,265	5,164
	Asian Development Bank	6.220%	8/15/2027	2,175	2,231
[3]	Asian Development Bank	3.125%	8/20/2027	64,175	63,567
[3]	Asian Development Bank	2.500%	11/2/2027	46,115	45,184
[3]	Asian Development Bank	4.375%	1/14/2028	69,800	70,464
[3]	Asian Development Bank	2.750%	1/19/2028	450	442
[3]	Asian Development Bank	3.750%	4/25/2028	31,150	31,107
[3]	Asian Development Bank	1.250%	6/9/2028	5,000	4,732
[3]	Asian Development Bank	4.500%	8/25/2028	64,125	65,111
[3]	Asian Development Bank	3.125%	9/26/2028	15,188	14,937
[3]	Asian Development Bank	4.375%	3/6/2029	31,850	32,314
[3]	Asian Development Bank	3.625%	8/28/2029	35,803	35,524
[3]	Asian Development Bank	1.750%	9/19/2029	6,340	5,907
[3]	Asian Development Bank	1.875%	1/24/2030	10,865	10,095
[3]	Asian Development Bank	4.125%	5/30/2030	60,451	60,936
[3]	Asian Development Bank	3.750%	8/28/2030	42,887	42,562
[3]	Asian Development Bank	0.750%	10/8/2030	19,000	16,507
[3]	Asian Development Bank	1.500%	3/4/2031	34,200	30,449
	Asian Development Bank	3.125%	4/27/2032	25,000	23,709
[3]	Asian Development Bank	3.875%	9/28/2032	9,600	9,461
[3]	Asian Development Bank	4.000%	1/12/2033	22,530	22,326
[3]	Asian Development Bank	3.875%	6/14/2033	22,450	22,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Asian Development Bank	4.125%	1/12/2034	28,000	27,804
	Asian Development Bank	4.375%	3/22/2035	56,508	56,853
[3]	Asian Development Bank	4.250%	1/14/2036	50,858	50,517
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	30,000	29,962
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	25,315	25,389
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	55,046	54,789
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	39,100	39,390
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	20,391	20,816
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	8,625	8,628
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	6,314	6,406
	Asian Infrastructure Investment Bank	4.125%	1/14/2036	10,251	10,086
	Canadian Government Bond	3.750%	4/26/2028	32,300	32,260
	Canadian Government Bond	4.625%	4/30/2029	23,210	23,733
	Canadian Government Bond	4.000%	3/18/2030	41,175	41,348
	Corp. Andina de Fomento	6.000%	4/26/2027	11,920	12,163
	Corp. Andina de Fomento	4.125%	1/7/2028	3,100	3,104
	Corp. Andina de Fomento	4.125%	6/30/2028	6,071	6,074
	Corp. Andina de Fomento	5.000%	1/24/2029	25,700	26,299
	Corp. Andina de Fomento	5.000%	1/22/2030	16,677	17,121
	Corp. Andina de Fomento	4.625%	1/15/2036	49,968	49,402
	Council of Europe Development Bank	4.625%	6/11/2027	7,213	7,275
	Council of Europe Development Bank	3.625%	1/26/2028	16,100	16,036
[3]	Council of Europe Development Bank	3.625%	5/8/2028	1,930	1,921
	Council of Europe Development Bank	4.125%	1/24/2029	6,300	6,344
	Council of Europe Development Bank	4.500%	1/15/2030	23,500	23,959
	Council of Europe Development Bank	3.750%	1/14/2031	15,611	15,460
[3,8]	Electricite de France SA	4.750%	10/13/2035	2,059	2,008
	Equinor ASA	3.000%	4/6/2027	3,254	3,219
	Equinor ASA	7.250%	9/23/2027	4,350	4,539
	Equinor ASA	4.250%	6/2/2028	6,728	6,743
	Equinor ASA	3.625%	9/10/2028	9,652	9,567
[8]	Equinor ASA	6.500%	12/1/2028	225	237
	Equinor ASA	3.125%	4/6/2030	36,116	34,546
	Equinor ASA	2.375%	5/22/2030	26,288	24,343
	Equinor ASA	4.500%	9/3/2030	5,046	5,077
	Equinor ASA	4.750%	11/14/2035	12,040	11,856
	Equinor ASA	5.100%	8/17/2040	11,100	10,841
	Equinor ASA	4.250%	11/23/2041	3,100	2,693
	Equinor ASA	3.950%	5/15/2043	3,025	2,480
	Equinor ASA	4.800%	11/8/2043	12,295	11,263
	Equinor ASA	3.250%	11/18/2049	11,671	8,035
	Equinor ASA	3.700%	4/6/2050	19,825	14,813
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	45,400	45,851
	European Bank for Reconstruction & Development	4.125%	1/25/2029	36,400	36,652
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	31,600	31,575
	European Investment Bank	2.375%	5/24/2027	22,528	22,157
	European Investment Bank	0.625%	10/21/2027	4,000	3,809
	European Investment Bank	3.250%	11/15/2027	34,823	34,510
	European Investment Bank	3.875%	3/15/2028	51,700	51,755
	European Investment Bank	3.875%	6/15/2028	53,225	53,292
	European Investment Bank	4.500%	10/16/2028	37,400	38,006
	European Investment Bank	4.000%	2/15/2029	82,200	82,555
	European Investment Bank	4.750%	6/15/2029	97,000	99,597
	European Investment Bank	1.625%	10/9/2029	3,060	2,836
	European Investment Bank	3.750%	11/15/2029	56,900	56,654
	European Investment Bank	4.500%	3/14/2030	83,456	85,298
	European Investment Bank	0.875%	5/17/2030	3,000	2,656
	European Investment Bank	3.625%	7/15/2030	48,625	48,054
	European Investment Bank	0.750%	9/23/2030	17,010	14,807
	European Investment Bank	3.875%	10/15/2030	47,574	47,446
	European Investment Bank	1.250%	2/14/2031	32,933	29,009
	European Investment Bank	3.750%	3/13/2031	109,928	108,883
	European Investment Bank	4.375%	10/10/2031	28,844	29,344
	European Investment Bank	4.250%	8/16/2032	58,180	58,633
	European Investment Bank	3.750%	2/14/2033	65,875	64,314
	European Investment Bank	4.125%	2/13/2034	49,425	49,105
	European Investment Bank	4.625%	2/12/2035	58,471	59,930
	European Investment Bank	4.250%	2/8/2036	89,490	88,863
	European Investment Bank	4.875%	2/15/2036	14,460	15,056
[9]	Export Development Canada	3.000%	5/25/2027	32,100	31,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Export Development Canada	3.750%	9/7/2027	28,805	28,759
[9]	Export Development Canada	3.875%	2/14/2028	23,300	23,299
[9]	Export Development Canada	4.125%	2/13/2029	37,950	38,221
[9]	Export Development Canada	4.000%	6/20/2030	41,790	41,866
[9]	Export Development Canada	4.750%	6/5/2034	10,080	10,410
	Export-Import Bank of Korea	2.375%	4/21/2027	4,080	4,010
	Export-Import Bank of Korea	4.000%	9/11/2027	6,875	6,869
	Export-Import Bank of Korea	4.250%	9/15/2027	7,750	7,770
	Export-Import Bank of Korea	4.125%	10/17/2027	9,200	9,210
	Export-Import Bank of Korea	5.000%	1/11/2028	14,300	14,528
	Export-Import Bank of Korea	4.625%	1/14/2028	9,900	9,995
	Export-Import Bank of Korea	5.125%	9/18/2028	8,000	8,201
	Export-Import Bank of Korea	4.500%	1/11/2029	3,700	3,744
	Export-Import Bank of Korea	3.750%	1/13/2029	4,979	4,944
	Export-Import Bank of Korea	4.000%	9/11/2029	9,200	9,186
	Export-Import Bank of Korea	4.875%	1/14/2030	13,400	13,729
	Export-Import Bank of Korea	1.250%	9/21/2030	12,450	10,978
	Export-Import Bank of Korea	3.750%	9/22/2030	11,590	11,392
	Export-Import Bank of Korea	3.875%	1/13/2031	6,758	6,671
	Export-Import Bank of Korea	1.375%	2/9/2031	3,400	2,982
	Export-Import Bank of Korea	2.125%	1/18/2032	11,900	10,588
	Export-Import Bank of Korea	4.500%	9/15/2032	5,300	5,352
	Export-Import Bank of Korea	5.125%	1/11/2033	10,495	10,896
	Export-Import Bank of Korea	5.125%	9/18/2033	8,200	8,527
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	4,028
	Export-Import Bank of Korea	5.250%	1/14/2035	6,100	6,385
	Export-Import Bank of Korea	4.375%	1/13/2036	6,990	6,822
	Export-Import Bank of Korea	2.500%	6/29/2041	9,825	7,210
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	8,587	7,622
[3]	Hydro-Quebec	8.500%	12/1/2029	3,940	4,507
	Inter-American Development Bank	2.375%	7/7/2027	28,500	27,985
	Inter-American Development Bank	0.625%	9/16/2027	33,700	32,173
	Inter-American Development Bank	4.000%	1/12/2028	54,600	54,758
	Inter-American Development Bank	1.125%	7/20/2028	21,100	19,851
	Inter-American Development Bank	3.125%	9/18/2028	25,000	24,589
	Inter-American Development Bank	4.125%	2/15/2029	79,000	79,577
	Inter-American Development Bank	2.250%	6/18/2029	23,200	22,070
	Inter-American Development Bank	4.500%	2/15/2030	45,740	46,721
	Inter-American Development Bank	3.750%	6/14/2030	9,600	9,537
[3]	Inter-American Development Bank	1.125%	1/13/2031	70,825	62,132
[3]	Inter-American Development Bank	3.625%	9/17/2031	35,825	35,110
[3]	Inter-American Development Bank	3.500%	4/12/2033	24,100	23,107
[3]	Inter-American Development Bank	4.500%	9/13/2033	31,025	31,601
	Inter-American Development Bank	4.375%	7/17/2034	23,570	23,742
[3]	Inter-American Development Bank	4.375%	7/16/2035	30,358	30,458
	Inter-American Development Bank	4.125%	1/23/2036	58,157	57,023
[3]	Inter-American Development Bank	3.875%	10/28/2041	350	311
	Inter-American Development Bank	3.200%	8/7/2042	6,901	5,565
	Inter-American Development Bank	4.375%	1/24/2044	4,600	4,276
	Inter-American Investment Corp.	4.125%	2/15/2028	13,000	13,048
	Inter-American Investment Corp.	4.750%	9/19/2028	6,975	7,111
	Inter-American Investment Corp.	3.625%	11/20/2028	10,057	9,986
	Inter-American Investment Corp.	4.250%	2/14/2029	10,525	10,616
	Inter-American Investment Corp.	4.250%	4/1/2030	20,750	20,913
	International Bank for Reconstruction & Development	3.125%	6/15/2027	100,000	99,144
[3]	International Bank for Reconstruction & Development	2.500%	11/22/2027	75,000	73,421
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,050	41,906
[3]	International Bank for Reconstruction & Development	1.375%	4/20/2028	62,500	59,512
	International Bank for Reconstruction & Development	3.625%	5/5/2028	26,574	26,469
	International Bank for Reconstruction & Development	3.500%	7/12/2028	53,100	52,716
	International Bank for Reconstruction & Development	4.625%	8/1/2028	47,850	48,697
	International Bank for Reconstruction & Development	1.125%	9/13/2028	49,575	46,465
	International Bank for Reconstruction & Development	3.625%	9/21/2029	56,150	55,694
	International Bank for Reconstruction & Development	3.875%	10/16/2029	56,667	56,657
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	12,680	11,788
	International Bank for Reconstruction & Development	3.875%	2/14/2030	94,425	94,365
	International Bank for Reconstruction & Development	4.125%	3/20/2030	65,125	65,638
	International Bank for Reconstruction & Development	0.875%	5/14/2030	15,000	13,281
	International Bank for Reconstruction & Development	4.000%	7/25/2030	39,375	39,466
	International Bank for Reconstruction & Development	0.750%	8/26/2030	36,870	32,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	3.500%	10/28/2030	94,348	92,605
	International Bank for Reconstruction & Development	4.000%	1/10/2031	52,100	52,193
	International Bank for Reconstruction & Development	1.250%	2/10/2031	79,765	70,282
	International Bank for Reconstruction & Development	4.500%	4/10/2031	58,900	60,302
	International Bank for Reconstruction & Development	1.625%	11/3/2031	95,000	83,635
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	80,500	82,875
	International Bank for Reconstruction & Development	2.500%	3/29/2032	31,750	29,127
	International Bank for Reconstruction & Development	4.000%	5/6/2032	37,148	37,011
	International Bank for Reconstruction & Development	4.750%	11/14/2033	20,400	21,108
	International Bank for Reconstruction & Development	3.875%	8/28/2034	34,315	33,380
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	2,500	2,580
	International Bank for Reconstruction & Development	4.375%	8/27/2035	64,766	65,018
[3]	International Finance Corp.	4.500%	1/21/2028	13,672	13,829
[3]	International Finance Corp.	4.500%	7/13/2028	11,200	11,363
[3]	International Finance Corp.	3.500%	1/22/2029	30,125	29,854
[3]	International Finance Corp.	4.250%	7/2/2029	30,000	30,337
[3]	International Finance Corp.	3.875%	7/2/2030	19,150	19,100
	International Finance Corp.	0.750%	8/27/2030	8,965	7,813
[10]	Japan Bank for International Cooperation	2.875%	6/1/2027	51,150	50,476
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	12,775	12,587
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	17,400	17,528
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	21,850	21,422
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	7,500	7,601
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	27,150	26,706
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,325	2,373
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	41,719	41,199
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	28,567	27,095
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	7,000	6,520
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	11,150	9,755
[10]	Japan Bank for International Cooperation	3.875%	1/23/2031	600	594
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	15,700	15,838
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	19,500	17,463
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	5,800	5,854
[3,10]	Japan Bank for International Cooperation	4.375%	1/23/2036	4,560	4,476
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	8,400	8,286
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	30,000	29,721
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	7,825	7,812
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	4,500	4,434
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	5,657	5,763
[10]	Japan International Cooperation Agency	4.250%	5/22/2030	3,330	3,340
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	4,000	3,502
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	3,700	3,282
[11]	KFW	3.000%	5/20/2027	80,330	79,579
[11]	KFW	4.000%	6/28/2027	53,750	53,853
[11]	KFW	3.500%	8/27/2027	42,000	41,808
[11]	KFW	3.750%	2/15/2028	44,000	43,948
[11]	KFW	2.875%	4/3/2028	18,635	18,300
[3,11]	KFW	3.875%	5/15/2028	30,516	30,555
[11]	KFW	3.875%	6/15/2028	45,775	45,831
[11]	KFW	3.500%	8/9/2028	63,449	62,996
[11]	KFW	4.000%	3/15/2029	65,800	66,100
[11]	KFW	3.500%	5/15/2029	42,905	42,487
[11]	KFW	1.750%	9/14/2029	7,225	6,736
[11]	KFW	4.625%	3/18/2030	32,798	33,673
[11]	KFW	3.750%	7/15/2030	66,528	66,071
[11]	KFW	0.750%	9/30/2030	34,750	30,232
[11]	KFW	4.750%	10/29/2030	17,200	17,778
[11]	KFW	3.750%	3/14/2031	81,953	81,195
[11]	KFW	4.125%	7/15/2033	43,200	43,046
[11]	KFW	4.375%	2/28/2034	17,275	17,439
[11]	KFW	0.000%	4/18/2036	13,280	8,590
[11]	KFW	0.000%	6/29/2037	27,892	16,960
	Korea Development Bank	1.375%	4/25/2027	11,000	10,693
	Korea Development Bank	4.125%	10/16/2027	6,200	6,204
	Korea Development Bank	4.625%	2/3/2028	11,800	11,916
	Korea Development Bank	4.375%	2/15/2028	24,425	24,566
	Korea Development Bank	5.375%	10/23/2028	4,150	4,283
	Korea Development Bank	4.500%	2/15/2029	21,900	22,182
	Korea Development Bank	4.875%	2/3/2030	11,800	12,093
	Korea Development Bank	3.750%	9/16/2030	6,100	5,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Development Bank	1.625%	1/19/2031	9,500	8,452
	Korea Development Bank	4.000%	1/28/2031	5,000	4,964
	Korea Development Bank	2.000%	10/25/2031	6,500	5,792
	Korea Development Bank	4.250%	9/8/2032	5,000	4,979
	Korea Development Bank	4.375%	2/15/2033	11,700	11,637
	Korea Development Bank	5.625%	10/23/2033	11,159	11,956
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	23,105	22,614
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	16,450	16,457
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	43,392	44,310
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	21,700	19,020
[11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	12,068	11,900
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	12,000	12,589
	Nordic Investment Bank	4.375%	3/14/2028	35,075	35,415
	Nordic Investment Bank	3.750%	8/28/2028	7,428	7,414
	Nordic Investment Bank	4.250%	2/28/2029	14,425	14,578
	Nordic Investment Bank	3.750%	5/9/2030	17,236	17,095
	Nordic Investment Bank	3.750%	1/23/2031	24,640	24,401
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	21,503	21,703
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	15,000	14,943
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	21,200	21,345
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	12,500	12,530
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	8,800	8,854
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	11,785	11,716
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	15,640	15,929
[12]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,505	14,371
[12]	Oesterreichische Kontrollbank AG	3.750%	1/15/2031	34,340	33,993
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	6,130	6,145
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	22,859	22,811
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	26,520	27,691
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	12,322	14,476
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	36,702	37,466
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	9,102	7,729
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	36,376	33,319
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	32,521	28,735
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	15,898	14,398
	Province of Alberta	3.300%	3/15/2028	14,000	13,840
	Province of Alberta	4.500%	6/26/2029	15,940	16,193
	Province of Alberta	1.300%	7/22/2030	25,282	22,552
	Province of Alberta	4.500%	1/24/2034	13,900	13,950
	Province of Alberta	4.300%	11/2/2035	28,790	28,190
	Province of British Columbia	4.700%	1/24/2028	32,996	33,449
	Province of British Columbia	4.800%	11/15/2028	40,500	41,364
	Province of British Columbia	4.900%	4/24/2029	35,000	35,938
	Province of British Columbia	3.900%	8/27/2030	33,187	32,969
	Province of British Columbia	1.300%	1/29/2031	8,300	7,286
	Province of British Columbia	4.200%	7/6/2033	14,650	14,445
	Province of British Columbia	4.750%	6/12/2034	36,998	37,601
	Province of British Columbia	4.800%	6/11/2035	38,748	39,385
	Province of British Columbia	7.250%	9/1/2036	2,681	3,233
[3]	Province of Manitoba	1.500%	10/25/2028	5,300	4,985
	Province of Manitoba	4.300%	7/27/2033	12,950	12,814
	Province of Manitoba	4.900%	5/31/2034	9,070	9,291
	Province of New Brunswick	3.625%	2/24/2028	5,300	5,268
	Province of Ontario	3.100%	5/19/2027	51,760	51,300
	Province of Ontario	1.050%	5/21/2027	15,896	15,397
	Province of Ontario	4.200%	1/18/2029	24,600	24,771
	Province of Ontario	3.800%	1/29/2029	60,781	60,566
	Province of Ontario	3.700%	9/17/2029	31,925	31,630
	Province of Ontario	2.000%	10/2/2029	17,000	15,905
	Province of Ontario	4.700%	1/15/2030	28,621	29,322
	Province of Ontario	3.900%	9/4/2030	38,339	38,106
	Province of Ontario	1.125%	10/7/2030	14,200	12,490
	Province of Ontario	1.600%	2/25/2031	9,500	8,453
	Province of Ontario	1.800%	10/14/2031	22,692	20,041
[3]	Province of Ontario	2.125%	1/21/2032	18,224	16,254
	Province of Ontario	5.050%	4/24/2034	20,051	20,838
	Province of Ontario	4.850%	6/11/2035	2,376	2,431
	Province of Ontario	4.450%	11/20/2035	16,378	16,214
	Province of Quebec	2.750%	4/12/2027	43,050	42,539
	Province of Quebec	3.625%	4/13/2028	29,300	29,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	4.500%	4/3/2029	31,300	31,774
[3]	Province of Quebec	7.500%	9/15/2029	11,407	12,669
	Province of Quebec	1.350%	5/28/2030	14,200	12,751
[3]	Province of Quebec	3.875%	1/14/2031	55,040	54,491
	Province of Quebec	1.900%	4/21/2031	88,000	79,102
	Province of Quebec	4.500%	9/8/2033	16,350	16,420
	Province of Quebec	4.250%	9/5/2034	17,100	16,785
	Province of Saskatchewan	3.250%	6/8/2027	8,000	7,930
	Province of Saskatchewan	4.650%	1/28/2030	10,956	11,163
[3]	Republic of Chile	3.240%	2/6/2028	16,810	16,474
[3]	Republic of Chile	4.850%	1/22/2029	13,900	14,059
[3]	Republic of Chile	2.450%	1/31/2031	1,637	1,495
[3]	Republic of Chile	4.350%	4/13/2031	18,950	18,579
[3]	Republic of Chile	2.550%	1/27/2032	22,537	19,937
[3]	Republic of Chile	2.550%	7/27/2033	83,353	71,050
[3]	Republic of Chile	3.500%	1/31/2034	29,420	26,536
[3]	Republic of Chile	4.950%	1/5/2036	16,244	16,052
[3]	Republic of Chile	5.650%	1/13/2037	27,000	28,019
[3]	Republic of Chile	3.100%	5/7/2041	45,810	34,613
[3]	Republic of Chile	4.340%	3/7/2042	15,904	13,946
	Republic of Chile	3.860%	6/21/2047	12,200	9,520
[3]	Republic of Chile	3.500%	1/25/2050	11,364	8,136
[3]	Republic of Chile	4.000%	1/31/2052	18,735	14,520
[3]	Republic of Chile	5.330%	1/5/2054	11,827	11,148
[3]	Republic of Chile	3.100%	1/22/2061	16,550	10,218
[3]	Republic of Chile	3.250%	9/21/2071	9,750	6,008
[3]	Republic of Hungary	7.625%	3/29/2041	30,391	34,370
[3]	Republic of Indonesia	4.150%	9/20/2027	1,000	996
	Republic of Indonesia	3.500%	1/11/2028	29,900	29,417
[3]	Republic of Indonesia	4.550%	1/11/2028	4,600	4,604
	Republic of Indonesia	4.100%	4/24/2028	7,850	7,786
	Republic of Indonesia	4.750%	2/11/2029	16,150	16,212
[3]	Republic of Indonesia	4.400%	3/10/2029	8,500	8,433
	Republic of Indonesia	3.400%	9/18/2029	7,950	7,634
[3]	Republic of Indonesia	5.250%	1/15/2030	10,525	10,655
	Republic of Indonesia	2.850%	2/14/2030	11,800	10,958
	Republic of Indonesia	3.850%	10/15/2030	17,800	17,049
[3]	Republic of Indonesia	4.350%	2/21/2031	10,080	9,832
	Republic of Indonesia	1.850%	3/12/2031	15,800	13,684
[3]	Republic of Indonesia	4.300%	4/16/2031	11,400	11,104
[3]	Republic of Indonesia	2.150%	7/28/2031	12,500	10,874
[3]	Republic of Indonesia	3.550%	3/31/2032	16,045	14,832
[3]	Republic of Indonesia	4.650%	9/20/2032	16,775	16,404
[3]	Republic of Indonesia	4.850%	1/11/2033	13,700	13,441
[3]	Republic of Indonesia	4.700%	2/10/2034	7,175	6,926
[3]	Republic of Indonesia	4.750%	9/10/2034	14,304	13,756
[3]	Republic of Indonesia	5.600%	1/15/2035	12,875	13,072
[3]	Republic of Indonesia	4.950%	2/21/2036	14,130	13,604
[3]	Republic of Indonesia	4.900%	4/16/2036	15,500	14,783
	Republic of Indonesia	4.350%	1/11/2048	21,695	17,522
	Republic of Indonesia	5.350%	2/11/2049	7,602	7,176
	Republic of Indonesia	3.700%	10/30/2049	21,325	15,243
	Republic of Indonesia	3.500%	2/14/2050	7,617	5,251
	Republic of Indonesia	4.200%	10/15/2050	19,100	14,771
	Republic of Indonesia	3.050%	3/12/2051	23,361	14,624
[3]	Republic of Indonesia	4.300%	3/31/2052	8,075	6,327
[3]	Republic of Indonesia	5.450%	9/20/2052	5,500	5,141
[3]	Republic of Indonesia	5.650%	1/11/2053	12,400	11,914
[3]	Republic of Indonesia	5.100%	2/10/2054	12,294	11,144
[3]	Republic of Indonesia	5.150%	9/10/2054	7,500	6,759
[3]	Republic of Indonesia	5.475%	2/21/2056	9,600	8,927
[3]	Republic of Indonesia	3.200%	9/23/2061	7,700	4,609
	Republic of Indonesia	4.450%	4/15/2070	11,785	9,002
	Republic of Indonesia	3.350%	3/12/2071	9,494	5,703
[3]	Republic of Italy	2.875%	10/17/2029	20,800	19,888
[3]	Republic of Italy	5.375%	6/15/2033	21,495	22,487
[3]	Republic of Italy	4.000%	10/17/2049	21,600	16,489
[3]	Republic of Italy	3.875%	5/6/2051	34,655	25,368
	Republic of Korea	2.500%	6/19/2029	10,500	10,015
	Republic of Korea	4.500%	7/3/2029	18,300	18,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Korea	1.000%	9/16/2030	7,500	6,575
	Republic of Korea	3.625%	10/29/2030	6,430	6,316
	Republic of Korea	1.750%	10/15/2031	6,750	5,975
	Republic of Korea	4.125%	6/10/2044	11,298	10,172
	Republic of Korea	3.875%	9/20/2048	5,693	4,789
	Republic of Panama	8.875%	9/30/2027	7,896	8,377
[3]	Republic of Panama	3.875%	3/17/2028	16,290	16,019
[3]	Republic of Panama	3.160%	1/23/2030	18,300	17,125
[3]	Republic of Panama	2.252%	9/29/2032	31,382	25,788
[3]	Republic of Panama	3.298%	1/19/2033	20,000	17,387
[3]	Republic of Panama	5.227%	2/23/2034	23,165	22,434
[3]	Republic of Panama	6.400%	2/14/2035	32,539	33,833
[3]	Republic of Panama	6.700%	1/26/2036	14,909	15,715
[3]	Republic of Panama	6.875%	1/31/2036	6,838	7,267
[3]	Republic of Panama	5.662%	2/23/2038	19,656	18,870
[3]	Republic of Panama	8.000%	3/1/2038	25,256	28,937
[3]	Republic of Panama	4.500%	5/15/2047	14,475	11,380
[3]	Republic of Panama	4.500%	4/16/2050	29,718	22,586
[3]	Republic of Panama	4.300%	4/29/2053	14,050	10,222
[3]	Republic of Panama	6.853%	3/28/2054	16,404	16,893
[3]	Republic of Panama	4.500%	4/1/2056	32,156	23,717
[3]	Republic of Panama	7.875%	3/1/2057	8,365	9,702
[3]	Republic of Panama	3.870%	7/23/2060	41,521	26,982
[3]	Republic of Panama	4.500%	1/19/2063	20,700	15,118
	Republic of Peru	2.844%	6/20/2030	2,525	2,346
[3]	Republic of Peru	2.783%	1/23/2031	54,356	49,593
[3]	Republic of Peru	1.862%	12/1/2032	12,100	9,959
	Republic of Peru	8.750%	11/21/2033	27,193	32,870
[3]	Republic of Peru	3.000%	1/15/2034	27,900	23,831
[3]	Republic of Peru	5.375%	2/8/2035	13,975	13,940
[3]	Republic of Peru	5.500%	3/30/2036	23,492	23,440
[3]	Republic of Peru	6.550%	3/14/2037	8,993	9,709
[3]	Republic of Peru	3.300%	3/11/2041	16,759	12,631
	Republic of Peru	5.625%	11/18/2050	32,605	31,030
[3]	Republic of Peru	3.550%	3/10/2051	20,050	13,571
[3]	Republic of Peru	5.875%	8/8/2054	15,500	14,909
[3]	Republic of Peru	6.200%	6/30/2055	25,968	26,096
[3]	Republic of Peru	2.780%	12/1/2060	24,513	12,932
[3]	Republic of Peru	3.600%	1/15/2072	9,675	5,945
[3]	Republic of Peru	3.230%	7/28/2121	14,925	7,972
[3]	Republic of Poland	5.500%	11/16/2027	16,957	17,275
[3]	Republic of Poland	4.625%	3/18/2029	18,900	19,115
[3]	Republic of Poland	4.875%	2/12/2030	32,600	33,248
[3]	Republic of Poland	5.750%	11/16/2032	20,600	21,634
[3]	Republic of Poland	4.875%	10/4/2033	40,800	40,727
[3]	Republic of Poland	5.125%	9/18/2034	69,200	69,492
[3]	Republic of Poland	5.375%	2/12/2035	27,100	27,529
[3]	Republic of Poland	5.500%	4/4/2053	23,025	21,166
[3]	Republic of Poland	5.500%	3/18/2054	39,180	36,106
	Republic of the Philippines	5.170%	10/13/2027	5,200	5,261
	Republic of the Philippines	3.000%	2/1/2028	46,550	45,327
	Republic of the Philippines	4.625%	7/17/2028	1,600	1,605
	Republic of the Philippines	3.750%	1/14/2029	26,296	25,785
	Republic of the Philippines	9.500%	2/2/2030	17,800	20,870
	Republic of the Philippines	4.375%	3/5/2030	11,000	10,937
	Republic of the Philippines	2.457%	5/5/2030	11,800	10,832
	Republic of the Philippines	7.750%	1/14/2031	20,128	22,601
	Republic of the Philippines	1.648%	6/10/2031	14,484	12,395
	Republic of the Philippines	4.250%	7/27/2031	10,370	10,121
	Republic of the Philippines	1.950%	1/6/2032	9,075	7,749
	Republic of the Philippines	6.375%	1/15/2032	11,504	12,340
	Republic of the Philippines	3.556%	9/29/2032	8,500	7,845
	Republic of the Philippines	5.609%	4/13/2033	8,700	8,966
	Republic of the Philippines	5.000%	7/17/2033	17,330	17,208
	Republic of the Philippines	5.250%	5/14/2034	11,500	11,506
	Republic of the Philippines	6.375%	10/23/2034	24,353	26,196
	Republic of the Philippines	5.500%	2/4/2035	14,625	14,810
	Republic of the Philippines	4.750%	3/5/2035	13,040	12,540
	Republic of the Philippines	5.000%	1/27/2036	19,459	18,907
	Republic of the Philippines	5.000%	1/13/2037	16,812	16,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	3.950%	1/20/2040	24,891	20,915
	Republic of the Philippines	3.700%	3/1/2041	25,983	20,826
	Republic of the Philippines	3.700%	2/2/2042	23,738	18,901
	Republic of the Philippines	2.950%	5/5/2045	17,461	11,683
	Republic of the Philippines	2.650%	12/10/2045	17,528	11,003
	Republic of the Philippines	3.200%	7/6/2046	25,825	17,679
	Republic of the Philippines	4.200%	3/29/2047	12,540	10,001
	Republic of the Philippines	5.950%	10/13/2047	10,000	10,105
	Republic of the Philippines	5.500%	1/17/2048	15,675	15,054
	Republic of the Philippines	5.600%	5/14/2049	11,000	10,621
	Republic of the Philippines	5.175%	9/5/2049	12,600	11,486
	Republic of the Philippines	5.900%	2/4/2050	15,142	15,183
	Republic of the Philippines	5.750%	1/27/2051	9,287	9,150
[3]	State of Israel	3.250%	1/17/2028	6,795	6,612
[3]	State of Israel	5.375%	3/12/2029	28,680	29,056
[3]	State of Israel	2.500%	1/15/2030	9,125	8,368
[3]	State of Israel	5.375%	2/19/2030	54,500	55,292
[3]	State of Israel	2.750%	7/3/2030	19,627	17,963
[3]	State of Israel	4.500%	1/13/2031	29,030	28,439
[3]	State of Israel	4.500%	1/17/2033	29,375	28,202
[3]	State of Israel	5.500%	3/12/2034	37,800	38,253
[3]	State of Israel	5.625%	2/19/2035	26,200	26,609
[3]	State of Israel	5.000%	1/13/2036	37,350	35,986
[3]	State of Israel	4.500%	1/30/2043	29,730	25,085
[3]	State of Israel	4.125%	1/17/2048	10,725	8,072
[3]	State of Israel	3.375%	1/15/2050	25,525	16,427
[3]	State of Israel	3.875%	7/3/2050	12,032	8,437
[3]	State of Israel	5.750%	3/12/2054	44,050	40,937
[3]	State of Israel	5.875%	1/13/2056	18,200	17,146
[3]	State of Israel	4.500%	4/3/2120	11,950	8,485
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	27,070	27,051
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	17,600	17,557
	Svensk Exportkredit AB	3.750%	5/8/2028	3,720	3,706
	Svensk Exportkredit AB	4.125%	6/14/2028	13,250	13,309
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	27,400	27,645
	Svensk Exportkredit AB	3.625%	3/12/2029	9,400	9,326
	Svensk Exportkredit AB	3.750%	7/29/2030	8,786	8,691
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	12,380	12,800
	United Mexican States	3.750%	1/11/2028	27,600	27,218
[3]	United Mexican States	5.400%	2/9/2028	10,150	10,281
	United Mexican States	4.500%	4/22/2029	9,650	9,589
[3]	United Mexican States	5.000%	5/7/2029	15,500	15,601
[3]	United Mexican States	6.000%	5/13/2030	15,180	15,660
[3]	United Mexican States	4.750%	3/22/2031	8,600	8,390
[3]	United Mexican States	2.659%	5/24/2031	34,800	30,720
[3]	United Mexican States	8.300%	8/15/2031	11,390	13,210
[3]	United Mexican States	4.750%	4/27/2032	44,575	42,838
[3]	United Mexican States	5.850%	7/2/2032	49,886	50,414
[3]	United Mexican States	5.375%	3/22/2033	72,867	71,099
[3]	United Mexican States	7.500%	4/8/2033	9,200	10,382
[3]	United Mexican States	4.875%	5/19/2033	41,850	39,628
[3]	United Mexican States	5.625%	2/9/2034	67,509	66,129
[3]	United Mexican States	3.500%	2/12/2034	30,369	25,753
[3]	United Mexican States	6.750%	9/27/2034	20,864	22,139
[3]	United Mexican States	6.350%	2/9/2035	38,380	39,223
[3]	United Mexican States	5.625%	9/22/2035	41,500	40,114
[3]	United Mexican States	6.000%	5/7/2036	43,750	43,445
[3]	United Mexican States	6.875%	5/13/2037	60,244	62,986
[3]	United Mexican States	6.625%	1/29/2038	27,136	27,642
[3]	United Mexican States	6.125%	2/9/2038	70,741	69,047
	United Mexican States	6.050%	1/11/2040	20,796	20,192
[3]	United Mexican States	4.280%	8/14/2041	18,546	14,501
[3]	United Mexican States	4.750%	3/8/2044	50,333	40,311
	United Mexican States	5.550%	1/21/2045	26,075	23,379
	United Mexican States	4.600%	1/23/2046	26,191	20,042
	United Mexican States	4.350%	1/15/2047	25,643	18,732
	United Mexican States	4.600%	2/10/2048	24,396	18,282
[3]	United Mexican States	4.500%	1/31/2050	23,200	17,025
[3]	United Mexican States	5.000%	4/27/2051	27,890	21,726
[3]	United Mexican States	4.400%	2/12/2052	27,525	19,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Mexican States	6.338%	5/4/2053	54,040	50,234
[3]	United Mexican States	6.400%	5/7/2054	20,979	19,567
[3]	United Mexican States	7.375%	5/13/2055	12,271	12,890
[3]	United Mexican States	6.750%	2/9/2056	31,651	30,633
[3]	United Mexican States	3.771%	5/24/2061	48,100	28,626
[3]	United Mexican States	5.750%	10/12/2110	24,333	19,746
Total Sovereign Bonds (Cost $12,693,491)					12,295,049
Taxable Municipal Bonds (0.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,170	953
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,105	2,357
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	3,625	4,377
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	10,275	12,819
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	17,518	18,279
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	3,761	4,233
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	7,390	8,303
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	5,425	3,597
	Broward County FL Airport System Revenue	3.477%	10/1/2043	375	315
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,435	2,457
	California GO	1.700%	2/1/2028	4,125	3,968
	California GO	3.500%	4/1/2028	5,500	5,459
	California GO	5.125%	9/1/2029	5,500	5,707
	California GO	2.500%	10/1/2029	7,630	7,274
	California GO	1.750%	11/1/2030	9,464	8,543
	California GO	5.750%	10/1/2031	7,800	8,371
	California GO	4.350%	11/1/2032	3,600	3,589
	California GO	6.000%	3/1/2033	4,200	4,537
	California GO	4.500%	4/1/2033	10,800	10,681
	California GO	7.500%	4/1/2034	23,080	26,515
	California GO	5.150%	9/1/2034	3,500	3,590
	California GO	7.550%	4/1/2039	31,220	37,060
	California GO	7.300%	10/1/2039	19,015	21,844
	California GO	7.350%	11/1/2039	11,730	13,533
	California GO	7.625%	3/1/2040	14,985	17,833
	California GO	7.600%	11/1/2040	20,835	24,992
	California GO	5.875%	10/1/2041	2,300	2,407
	California GO	5.200%	3/1/2043	4,700	4,666
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	800	726
	California State Taxable Various Purpose GO	5.125%	3/1/2038	4,700	4,717
	California State University Systemwide Revenue	3.899%	11/1/2047	4,275	3,452
	California State University Systemwide Revenue	2.897%	11/1/2051	1,550	1,068
	California State University Systemwide Revenue	2.975%	11/1/2051	6,395	4,186
	California State University Systemwide Revenue	2.719%	11/1/2052	3,975	2,575
	California State University Systemwide Revenue	2.939%	11/1/2052	5,620	3,796
	California State University Systemwide Revenue	5.183%	11/1/2053	2,400	2,229
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,660	1,685
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,300	3,577
	Chicago IL GO	5.879%	1/1/2031	2,211	2,219
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	5,135	5,289
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	8,525	9,339
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	4,125	3,586
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/2040	4,831	5,104
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	10,380	11,592
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	4,794	5,354
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,375	3,735
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5,100	4,691
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	7,450	6,401
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	2,720	2,084
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,075	3,051
	Connecticut GO	5.850%	3/15/2032	10,205	10,867
	Cook County IL GO	6.229%	11/15/2034	2,695	2,863
	Dallas County TX Hospital District GO	5.621%	8/15/2044	850	833
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,945	3,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	3,485	3,218
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,000	3,382
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	3,085	3,422
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	1,500	1,529
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	12,860	11,056
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	5,270	4,239
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	3,575	2,698
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	2,925	2,095
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	9,650	8,210
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	3,750	3,132
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	7,015	7,347
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	9,775	9,508
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	13,700	12,609
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	14,500	15,194
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	5,524	4,480
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,500	1,955
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	18,549	19,885
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,593	7,113
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	5,027	5,558
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	6,700	5,646
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	3,035	2,686
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	2,400	2,057
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,465	1,220
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	3,750	2,971
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	3,700	2,881
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	3,295	3,013
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	2,550	2,330
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	7,000	5,302
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	190	192
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	23,720	16,490
	Houston TX GO	6.290%	3/1/2032	6,800	7,221
	Houston TX GO	3.961%	3/1/2047	3,270	2,761
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	1,900	1,322
	Illinois GO	5.100%	6/1/2033	76,462	77,884
	Illinois GO	6.630%	2/1/2035	11,440	11,980
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,220	4,487
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	4,250	3,078
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	2,445	2,440
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	5,415	5,396
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	55	46
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	3,110	2,627
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	4,705	4,531
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,000	2,779
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	2,025	2,101
	Los Angeles CA Community College District GO	6.750%	8/1/2049	5,125	5,706
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	2,800	2,403
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	8,500	9,005
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	3,265	3,517
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	3,395	3,988
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	1,683	1,678
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,764	2,800
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	7,725	7,688
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,100	4,201
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	5,180	5,089
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	9,065	8,738
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	13,100	13,320
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,610	2,618
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,398	3,301
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	2,625	2,054
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	2,875	1,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	5.456%	12/1/2039	6,745	6,824
	Massachusetts GO	2.900%	9/1/2049	5,495	3,735
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,180	3,281
	Massachusetts SO Revenue	4.110%	7/15/2031	1,584	1,581
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	3,750	3,886
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	3,440	3,679
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	295	322
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	930	868
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	4,625	5,440
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,155	5,609
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/2055	5,500	5,648
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	6,415	4,976
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	9,550	8,652
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,105	5,098
	Michigan State University Revenue	4.496%	8/15/2048	2,025	1,841
	Michigan State University Revenue	4.165%	8/15/2122	5,300	3,770
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	3,300	2,502
	Mississippi GO	5.245%	11/1/2034	3,220	3,297
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	5,730	3,999
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	3,500	2,512
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,600	2,629
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	7,999	8,390
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	4,285	4,739
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	17,067	20,174
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	19,751	22,786
	New York City NY GO	4.610%	9/1/2037	8,150	7,941
	New York City NY GO	5.517%	10/1/2037	3,525	3,560
	New York City NY GO	6.271%	12/1/2037	6,525	6,910
	New York City NY GO	5.264%	10/1/2044	7,000	6,707
	New York City NY GO	5.559%	10/1/2045	8,589	8,434
	New York City NY GO	5.094%	10/1/2049	7,750	7,236
	New York City NY GO	5.263%	10/1/2052	3,250	3,063
	New York City NY GO	5.828%	10/1/2053	7,700	7,813
	New York City NY GO	5.114%	10/1/2054	5,000	4,567
	New York City NY GO	5.392%	10/1/2055	6,590	6,343
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	5,625	5,627
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	795	796
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	1,000	1,024
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	350	361
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	5,935	5,720
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	13,105	13,185
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	9,215	9,843
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	995	1,153
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	9,345	9,713
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	2,480	2,545
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	144	146
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	2,455	2,397
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	585	585
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	4,685	4,793
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,215	11,148
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	5,481	4,494
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	4,075	2,993
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	2,846	2,804
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	12,240	11,574
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,485	4,096
	Oregon GO	5.892%	6/1/2027	5,480	5,546
[14]	Oregon School Boards Association GO	5.528%	6/30/2028	196	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	7,675	7,722
	Pennsylvania State University Revenue	2.790%	9/1/2043	5,175	3,954
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,190	3,484
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	3,720	3,680
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,060	2,205
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	14,510	15,168
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	4,900	5,122
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	5,870	5,503
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	3,370	3,313
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	1,800	1,469
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	10,000	7,237
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	2,555	2,376
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	2,300	2,193
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/2057	1,000	817
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	3,900	2,515
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	29,910	25,071
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	7,385	6,614
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	4,300	2,731
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/2036	105	90
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	3,275	2,500
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	2,050	2,049
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,820	3,343
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	700	660
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	2,900	2,965
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,050	852
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,395	2,896
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	4,270	3,486
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,400	7,160
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,000	2,398
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,235	3,110
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	7,000	7,158
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	1,410	1,363
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	1,840	1,844
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	4,000	3,994
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,170	3,204
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	6,160	6,258
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,000	5,056
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,795	6,389
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	3,600	3,374
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	7,000	7,442
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	3,448	3,490
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	900	739
	Texas GO	5.517%	4/1/2039	10,845	11,109
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	18,065	18,506
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	19,715	19,967
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	13,225	10,543
	Texas Transportation Commission GO	4.681%	4/1/2040	2,145	2,092
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	12,620	12,839
[14]	Tucson City AZ COP	2.856%	7/1/2047	3,330	2,435
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	1,525	1,610
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	4,050	3,985
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	19,050	20,212
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	4,535	4,818
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,505	986
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	8,290	7,058
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	11,100	7,047
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,275	2,054
	University of California Revenue	1.316%	5/15/2027	7,550	7,337
	University of California Revenue	1.614%	5/15/2030	5,830	5,291
	University of California Revenue	3.071%	5/15/2051	5,900	3,940
	University of California Revenue	4.858%	5/15/2112	12,189	9,943
	University of California Revenue	4.767%	5/15/2115	4,925	3,942
	University of Michigan Revenue	2.437%	4/1/2040	9,978	7,524
	University of Michigan Revenue	3.599%	4/1/2047	4,120	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Michigan Revenue	2.562%	4/1/2050	2,550	1,565
	University of Michigan Revenue	3.504%	4/1/2052	3,950	2,864
	University of Michigan Revenue	3.504%	4/1/2052	5,300	3,843
	University of Michigan Revenue	4.454%	4/1/2122	12,600	9,766
	University of Minnesota Revenue	4.048%	4/1/2052	1,416	1,133
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	3,660	2,663
[15]	University of Oregon Revenue	3.424%	3/1/2060	5,270	3,675
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	8,965	5,537
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,200	2,077
	University of Texas Financing System Revenue	3.354%	8/15/2047	2,575	1,910
	University of Texas Financing System Revenue	2.439%	8/15/2049	2,375	1,442
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	6,800	5,120
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	4,725	3,485
	University of Virginia Revenue	2.256%	9/1/2050	11,890	6,793
	University of Virginia Revenue	4.179%	9/1/2117	3,565	2,590
	University of Virginia Revenue	3.227%	9/1/2119	2,300	1,288
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	1,380	1,386
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	9,400	8,886
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	3,050	3,026
Total Taxable Municipal Bonds (Cost $1,677,924)					1,472,687
				Shares
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[17]	Vanguard Market Liquidity Fund (Cost $10,934,935)	3.687%		109,360,774	10,934,984
Total Investments (101.8%) (Cost $393,374,183)					375,214,711
Other Assets and Liabilities—Net (-1.8%)					(6,650,442)
Net Assets (100%)					368,564,269
Cost is in $000.
1	Securities with a value of $111,798 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $69,333 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $691,884, representing 0.2% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S46-V1	6/20/2031	USD	2,750,000	1.000	48,296	2,315
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At March 31, 2026, counterparties had deposited in segregated accounts securities with a value of $430,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	254,635,766	—	254,635,766
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,927,145	—	6,927,145
Corporate Bonds	—	88,949,080	—	88,949,080
Sovereign Bonds	—	12,295,049	—	12,295,049
Taxable Municipal Bonds	—	1,472,687	—	1,472,687
Temporary Cash Investments	10,934,984	—	—	10,934,984
Total	10,934,984	364,279,727	—	375,214,711

Derivative Financial Instruments
Assets
Swap Contracts[1]	—	2,315	—	2,315
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.